UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2018

Date of reporting period: February 28, 2018

Item 1. Reports to Stockholders.

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI Argentina and Global Exposure ETF | AGT | Cboe BZX
➢	iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ
➢	iShares MSCI China ETF | MCHI | NASDAQ
➢	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca
➢	iShares MSCI Indonesia ETF | EIDO | NYSE Arca
➢	iShares MSCI Peru ETF | EPU | NYSE Arca
➢	iShares MSCI Philippines ETF | EPHE | NYSE Arca
➢	iShares MSCI Poland ETF | EPOL | NYSE Arca
➢	iShares MSCI Qatar ETF | QAT | NASDAQ
➢	iShares MSCI Saudi Arabia ETF | KSA | NYSE Arca
➢	iShares MSCI UAE ETF | UAE | NASDAQ

Fund Performance Overview

iSHARES® MSCI ARGENTINA AND GLOBAL EXPOSURE ETF

Performance as of February 28, 2018

The iShares MSCI Argentina and Global Exposure ETF (the “Fund”) seeks to track the investment results of a broad-based equity index with exposure to Argentina, as represented by the MSCI All Argentina 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 24.56%, net of fees, while the total return for the Index was 22.43%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	27.04%	26.56%	25.79%

The inception date of the Fund was 4/25/17. The first day of secondary market trading was 4/27/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,245.60	$3.29	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	26.60%
Financials	23.08
Energy	21.18
Consumer Staples	7.99
Telecommunication Services	4.32
Utilities	4.29
Real Estate	4.24
Materials	3.65
Consumer Discretionary	2.80
Industrials	1.85

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

Argentina	52.22%
United States	23.35
Italy	12.45
Chile	5.71
Canada	3.65
Spain	1.85
United Kingdom	0.77

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRAZIL SMALL-CAP ETF

Performance as of February 28, 2018

The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 11.44%, net of fees, while the total return for the Index was 11.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.32%	31.94%	31.42%	30.32%	31.94%	31.42%
5 Years	(6.55)%	(6.56)%	(6.20)%	(28.74)%	(28.77)%	(27.40)%
Since Inception	(2.08)%	(2.10)%	(1.67)%	(14.44)%	(14.55)%	(11.73)%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,114.40	$3.09	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Consumer Discretionary	40.52%
Materials	15.25
Utilities	12.22
Industrials	10.39
Health Care	4.81
Consumer Staples	4.48
Real Estate	4.40
Information Technology	3.85
Financials	3.59
Energy	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Estacio Participacoes SA	5.96%
Bradespar SA (Preferred)	5.05
Magazine Luiza SA	4.48
CVC Brasil Operadora e Agencia de Viagens SA	3.95
Usinas Siderurgicas de Minas Gerais SA Class A (Preferred)	3.51
Smiles Fidelidade SA	3.39
Metalurgica Gerdau SA (Preferred)	3.35
Fleury SA	3.34
B2W Cia. Digital	3.18
MRV Engenharia e Participacoes SA	2.88

TOTAL	39.09%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CHINA ETF

Performance as of February 28, 2018

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 14.17%, net of fees, while the total return for the Index was 14.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	45.79%	44.36%	46.71%	45.79%	44.36%	46.71%
5 Years	10.46%	10.27%	11.03%	64.48%	63.04%	68.76%
Since Inception	7.24%	7.08%	7.82%	62.28%	60.55%	68.35%

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,141.70	$3.13	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	41.40%
Financials	23.10
Consumer Discretionary	9.55
Real Estate	4.92
Energy	4.66
Telecommunication Services	4.30
Industrials	4.01
Health Care	2.38
Consumer Staples	2.11
Utilities	2.04
Materials	1.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	18.46%
Alibaba Group Holding Ltd. ADR	12.58
China Construction Bank Corp. Class H	5.14
Baidu Inc. ADR	4.07
Industrial & Commercial Bank of China Ltd. Class H	3.74
China Mobile Ltd.	3.39
Ping An Insurance Group Co. of China Ltd. Class H	3.24
Bank of China Ltd. Class H	2.56
JD.com Inc. ADR	1.82
CNOOC Ltd.	1.53

TOTAL	56.53%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI CHINA SMALL-CAP ETF

Performance as of February 28, 2018

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 9.33%, net of fees, while the total return for the Index was 9.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.18%	20.43%	18.47%	21.18%	20.43%	18.47%
5 Years	7.06%	6.90%	5.98%	40.64%	39.62%	33.67%
Since Inception	3.28%	3.23%	2.51%	27.10%	26.57%	20.22%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,093.30	$3.06	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Consumer Discretionary	17.59%
Real Estate	17.46
Information Technology	16.29
Industrials	14.74
Health Care	10.04
Materials	8.16
Utilities	5.16
Consumer Staples	4.08
Financials	3.92
Energy	2.46
Telecommunication Services	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Genscript Biotech Corp.	1.39%
Chong Sing Holdings FinTech Group Ltd.	1.17
Kingboard Laminates Holdings Ltd.	1.15
Shenzhen International Holdings Ltd.	1.15
GDS Holdings Ltd. ADR	1.11
KWG Property Holding Ltd.	1.08
51job Inc. ADR	0.98
Inner Mongolia Yitai Coal Co. Ltd. Class B	0.93
Hutchison China MediTech Ltd.	0.92
Chinasoft International Ltd.	0.90

TOTAL	10.78%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI INDONESIA ETF

Performance as of February 28, 2018

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 7.48%, net of fees, while the total return for the Index was 7.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.29%	18.55%	19.00%	18.29%	18.55%	19.00%
5 Years	(1.90)%	(2.07)%	(1.42)%	(9.15)%	(9.91)%	(6.92)%
Since Inception	3.94%	3.83%	4.45%	35.29%	34.18%	40.54%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,074.80	$3.04	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	36.74%
Consumer Staples	14.42
Consumer Discretionary	12.44
Telecommunication Services	11.53
Energy	7.86
Real Estate	5.03
Materials	4.92
Industrials	3.49
Health Care	2.08
Utilities	1.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Bank Central Asia Tbk PT	11.45%
Bank Rakyat Indonesia Persero Tbk PT	10.48
Telekomunikasi Indonesia Persero Tbk PT	10.11
Astra International Tbk PT	8.15
Bank Mandiri Persero Tbk PT	7.73
Unilever Indonesia Tbk PT	4.22
Bank Negara Indonesia Persero Tbk PT	3.77
United Tractors Tbk PT	3.07
Hanjaya Mandala Sampoerna Tbk PT	2.34
Indocement Tunggal Prakarsa Tbk PT	2.09

TOTAL	63.41%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI PERU ETF

Performance as of February 28, 2018

The iShares MSCI Peru ETF (the “Fund”) (formerly the iShares MSCI All Peru Capped ETF) seeks to track the investment results of an index composed of Peruvian equities, as represented by the MSCI All Peru Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 14.29%, net of fees, while the total return for the Index was 14.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.84%	26.83%	28.57%	27.84%	26.83%	28.57%
5 Years	0.68%	0.47%	1.39%	3.42%	2.35%	7.14%
Since Inception	8.35%	8.28%	9.10%	100.85%	99.82%	113.29%

The inception date of the Fund was 6/19/09. The first day of secondary market trading was 6/22/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,142.90	$3.13	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Materials	50.82%
Financials	29.68
Consumer Staples	8.46
Industrials	4.73
Utilities	2.81
Consumer Discretionary	2.41
Energy	1.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Credicorp Ltd.	22.68%
Southern Copper Corp.	14.07
Cia. de Minas Buenaventura SAA ADR	9.45
Alicorp SAA	4.79
Intercorp Financial Services Inc.	4.60
Volcan Cia. Minera SAA Class B	3.65
Ferreycorp SAA	3.44
Cia. Minera Milpo SAA	3.32
Trevali Mining Corp.	3.30
InRetail Peru Corp.	2.99

TOTAL	72.29%

*	Excludes money market funds.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI PHILIPPINES ETF

Performance as of February 28, 2018

The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 1.96%, net of fees, while the total return for the Index was 2.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.80%	9.39%	9.41%	8.80%	9.39%	9.41%
5 Years	(1.11)%	(1.22)%	(0.43)%	(5.41)%	(5.96)%	(2.13)%
Since Inception	6.19%	6.04%	6.74%	56.16%	54.58%	62.27%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,019.60	$2.95	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	29.22%
Industrials	23.50
Real Estate	22.69
Consumer Discretionary	6.14
Utilities	6.12
Telecommunication Services	5.57
Consumer Staples	4.79
Materials	1.33
Energy	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

BDO Unibank Inc.	9.06%
SM Prime Holdings Inc.	9.04
Ayala Land Inc.	8.95
Ayala Corp.	7.76
SM Investments Corp.	6.70
JG Summit Holdings Inc.	6.10
Aboitiz Equity Ventures Inc.	4.51
Universal Robina Corp.	3.89
PLDT Inc.	3.88
Jollibee Foods Corp.	3.82

TOTAL	63.71%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI POLAND ETF

Performance as of February 28, 2018

The iShares MSCI Poland ETF (the “Fund”) (formerly the iShares MSCI Poland Capped ETF) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -1.58%, net of fees, while the total return for the Index was -1.37%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.67%	27.47%	28.07%	27.67%	27.47%	28.07%
5 Years	2.17%	2.11%	2.51%	11.33%	11.01%	13.19%
Since Inception	4.48%	4.38%	4.79%	40.53%	39.46%	43.84%

The inception date of the Fund was 5/25/10. The first day of secondary market trading was 5/26/10.

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$984.20	$2.90	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	47.37%
Energy	17.16
Consumer Discretionary	9.09
Materials	8.66
Utilities	6.15
Information Technology	4.21
Telecommunication Services	2.88
Industrials	1.74
Consumer Staples	1.72
Real Estate	0.73
Health Care	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Powszechna Kasa Oszczednosci Bank Polski SA	14.94%
Polski Koncern Naftowy ORLEN SA	10.82
Powszechny Zaklad Ubezpieczen SA	9.51
Bank Pekao SA	7.52
Bank Zachodni WBK SA	4.44
LPP SA	4.41
KGHM Polska Miedz SA	4.40
Polskie Gornictwo Naftowe i Gazownictwo SA	4.00
PGE Polska Grupa Energetyczna SA	3.26
Alior Bank SA	2.92

TOTAL	66.22%

*	Excludes money market funds.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI QATAR ETF

Performance as of February 28, 2018

The iShares MSCI Qatar ETF (the “Fund”) (formerly the iShares MSCI Qatar Capped ETF) seeks to track the investment results of an index composed of Qatar equities, as represented by the MSCI All Qatar Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -0.98%, net of fees, while the total return for the Index was -0.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(15.92)%	(15.90)%	(15.63)%	(15.92)%	(15.90)%	(15.63)%
Since Inception	(7.54)%	(7.71)%	(7.06)%	(25.98)%	(26.50)%	(24.47)%

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$990.20	$2.91	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	53.47%
Industrials	16.81
Real Estate	10.76
Telecommunication Services	7.35
Energy	4.80
Utilities	3.95
Health Care	1.04
Materials	0.99
Consumer Staples	0.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Qatar National Bank QPSC	21.50%
Industries Qatar QSC	11.96
Masraf Al Rayan QSC	10.56
Ooredoo QPSC	4.74
Ezdan Holding Group QSC	4.52
Qatar Insurance Co. SAQ	4.48
Commercial Bank PQSC (The)	4.27
Doha Bank QPSC	4.18
Qatar Islamic Bank SAQ	4.08
Qatar Electricity & Water Co. QSC	3.95

TOTAL	74.24%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI SAUDI ARABIA ETF

Performance as of February 28, 2018

The iShares MSCI Saudi Arabia ETF (the “Fund”) (formerly the iShares MSCI Saudi Arabia Capped ETF) seeks to track the investment results of a broad-based index composed of Saudi Arabian equities, as represented by the MSCI Saudi Arabia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 3.47%, net of fees, while the total return for the Index was 3.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.19%	10.77%	13.13%	12.19%	10.77%	13.13%
Since Inception	5.26%	5.09%	6.22%	13.42%	12.97%	15.98%

The inception date of the Fund was 9/16/15. The first day of secondary market trading was 9/17/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.70	$3.73	$1,000.00	$1,021.10	$3.71	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	38.16%
Materials	32.77
Consumer Staples	7.66
Telecommunication Services	6.84
Utilities	3.44
Consumer Discretionary	3.42
Health Care	2.97
Real Estate	2.55
Industrials	1.18
Energy	1.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Saudi Basic Industries Corp.	14.48%
Al Rajhi Bank	10.65
National Commercial Bank	8.55
Saudi Telecom Co.	5.43
Samba Financial Group	4.47
Almarai Co. JSC	4.38
Saudi Arabian Mining Co.	3.93
Saudi Electricity Co.	3.21
Riyad Bank	3.03
Alinma Bank	2.80

TOTAL	60.93%

*	Excludes money market funds.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UAE ETF

Performance as of February 28, 2018

The iShares MSCI UAE ETF (the “Fund”) (formerly the iShares MSCI UAE Capped ETF) seeks to track the investment results of an index composed of UAE equities, as represented by the MSCI All UAE Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -4.61%, net of fees, while the total return for the Index was -4.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.10%	2.40%	2.81%	2.10%	2.40%	2.81%
Since Inception	(6.61)%	(6.81)%	(6.08)%	(23.10)%	(23.72)%	(21.40)%

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$953.90	$2.86	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	33.25%
Real Estate	24.24
Telecommunication Services	16.68
Industrials	15.19
Health Care	4.52
Energy	3.53
Consumer Discretionary	1.78
Consumer Staples	0.81

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Emirates Telecommunications Group Co. PJSC	16.68%
Emaar Properties PJSC	11.73
First Abu Dhabi Bank PJSC	8.54
DP World Ltd.	7.08
Abu Dhabi Commercial Bank PJSC	4.59
Aldar Properties PJSC	4.53
NMC Health PLC	4.52
Dubai Islamic Bank PJSC	4.23
DAMAC Properties Dubai Co. PJSC	3.92
Union National Bank PJSC	3.24

TOTAL	69.06%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ARGENTINA AND GLOBAL EXPOSURE ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 97.78%

ARGENTINA — 52.05%
Adecoagro SAa	168,497	$1,514,788
Arcos Dorados Holdings Inc. Class Aa	194,456	1,857,055
Banco Macro SA ADR	27,360	3,094,690
BBVA Banco Frances SA ADR	101,760	2,389,325
Cablevision Holding GDR[a]	18,538	431,256
Cresud SACIF y A ADR	67,384	1,511,423
Empresa Distribuidora y Comercializadora Norte SA ADR[a]	2,781	160,853
Globant SAa	41,464	2,159,445
Grupo Financiero Galicia SA ADR	104,651	6,586,734
Grupo Supervielle SA ADR	91,516	2,810,456
IRSA Inversiones y Representaciones SA ADR	46,751	1,300,613
Pampa Energia SA ADR[a]	42,374	2,683,545
Petrobras Argentina SA ADR[a]	6,490	82,423
Telecom Argentina SA ADR	86,026	2,865,526
Transportadora de Gas del Sur SA ADR[a]	109,813	2,250,068
YPF SA ADR	127,448	2,945,323

		34,643,523
CANADA — 3.63%
Pan American Silver Corp.	78,910	1,195,951
SSR Mining Inc.[a,b]	146,647	1,222,297

		2,418,248
CHILE — 3.80%
Cencosud SA	417,224	1,269,065
Cia. Cervecerias Unidas SA	89,362	1,260,493

		2,529,558
ITALY — 12.41%
Tenaris SA	476,876	8,259,033

		8,259,033
SPAIN — 1.85%
Prosegur Cia. de Seguridad SA	153,386	1,230,033

		1,230,033
UNITED KINGDOM — 0.77%
IOX Investments Ltd.[a]	616,161	6,076
Phoenix Global Resources PLC[a]	1,049,760	506,245

		512,321

Security	Shares	Value
UNITED STATES — 23.27%
MercadoLibre Inc.[b]	39,919	$15,487,375

		15,487,375

TOTAL COMMON STOCKS (Cost: $58,470,592)		65,080,091

PREFERRED STOCKS — 1.89%

CHILE — 1.89%
Embotelladora Andina SA Class B, Preference Shares	253,880	1,255,845

		1,255,845

TOTAL PREFERRED STOCKS (Cost: $1,154,768)		1,255,845

SHORT-TERM INVESTMENTS — 1.83%

MONEY MARKET FUNDS — 1.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	1,027,397	1,027,500
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	188,651	188,651

		1,216,151

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,216,151)		1,216,151

TOTAL INVESTMENTS IN SECURITIES — 101.50%
(Cost: $60,841,511)		67,552,087
Other Assets, Less Liabilities — (1.50)%		(995,327)

NET ASSETS — 100.00%		$66,556,760

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ARGENTINA AND GLOBAL EXPOSURE ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,027,397	[b]	—	1,027,397	$1,027,500	$8	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	43,863	144,788	[b]	—	188,651	188,651	677		—	—

						$1,216,151	$685		$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$64,642,759	$437,332	$—	$65,080,091
Preferred stocks	1,255,845	—	—	1,255,845
Money market funds	1,216,151	—	—	1,216,151

Total	$67,114,755	$437,332	$—	$67,552,087

See notes to financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 73.77%

AUTO COMPONENTS — 1.14%
Mahle-Metal Leve SA	65,100	$464,893
Tupy SA	83,700	466,324

		931,217
BANKS — 0.03%
Banco ABC Brasil SAa	4,717	27,587

		27,587
COMMERCIAL SERVICES & SUPPLIES — 0.92%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	123,061	750,393

		750,393
CONSTRUCTION MATERIALS — 1.01%
Magnesita Refratarios SA	49,020	829,889

		829,889
DIVERSIFIED CONSUMER SERVICES — 7.46%
Anima Holding SA	65,100	541,840
Estacio Participacoes SA	465,000	4,852,174
Ser Educacional SAb	74,553	711,395

		6,105,409
ELECTRIC UTILITIES — 3.68%
Alupar Investimento SA Units	251,172	1,407,104
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	176,700	951,828
Light SAa	139,500	655,688

		3,014,620
FOOD PRODUCTS — 4.46%
Marfrig Global Foods SAa	372,000	683,598
Minerva SA	176,700	493,862
Sao Martinho SA	279,000	1,575,883
SLC Agricola SA	83,700	894,518

		3,647,861
HEALTH CARE PROVIDERS & SERVICES — 4.78%
Alliar Medicos A Frente SAa	74,400	354,051
Fleury SA	325,500	2,718,219
Instituto Hermes Pardini SA	93,000	841,616

		3,913,886
HOTELS, RESTAURANTS & LEISURE — 3.93%
CVC Brasil Operadora e Agencia de Viagens SA	186,000	3,214,172

		3,214,172

Security	Shares	Value
HOUSEHOLD DURABLES — 6.87%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	446,400	$2,107,819
Even Construtora e Incorporadora SAa	213,900	398,336
Ez Tec Empreendimentos e Participacoes SA	102,353	765,895
MRV Engenharia e Participacoes SA	502,200	2,346,563

		5,618,613
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.19%
AES Tiete Energia SA	279,000	974,729

		974,729
INSURANCE — 0.52%
Wiz Solucoes e Corretagem de Seguros SA	111,600	424,243

		424,243
INTERNET & DIRECT MARKETING RETAIL — 3.16%
B2W Cia. Digital[a]	353,427	2,588,081

		2,588,081
MACHINERY — 1.55%
Iochpe Maxion SA	186,007	1,264,762

		1,264,762
MEDIA — 4.47%
Multiplus SA	85,200	902,943
Smiles Fidelidade SA	106,295	2,757,535

		3,660,478
MULTILINE RETAIL — 4.74%
Magazine Luiza SA	130,300	3,651,809
Marisa Lojas SAa	102,300	223,257

		3,875,066
OIL, GAS & CONSUMABLE FUELS — 0.49%
QGEP Participacoes SA	139,500	401,485

		401,485
PAPER & FOREST PRODUCTS — 2.31%
Duratex SA	539,400	1,891,117

		1,891,117
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.38%
Aliansce Shopping Centers SAa	158,100	872,075
BR Properties SA	213,900	591,250
Iguatemi Empresa de Shopping Centers SA	151,941	1,846,910
Sonae Sierra Brasil SA	37,600	270,824

		3,581,059

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
ROAD & RAIL — 1.58%
Cosan Logistica SAa	241,884	$754,969
JSL SAa	83,700	190,394
Movida Participacoes SA	148,798	349,008

		1,294,371
SOFTWARE — 3.83%
Linx SA	213,900	1,249,657
TOTVS SA	200,146	1,881,480

		3,131,137
SPECIALTY RETAIL — 4.47%
Cia. Hering	251,100	1,777,699
Via Varejo SA	223,200	1,881,785

		3,659,484
TEXTILES, APPAREL & LUXURY GOODS — 2.39%
Arezzo Industria e Comercio SA	78,500	1,355,552
Guararapes Confeccoes SA	12,400	601,154

		1,956,706
TRANSPORTATION INFRASTRUCTURE — 2.60%
EcoRodovias Infraestrutura e Logistica SA	390,600	1,208,320
Prumo Logistica SAa	130,200	454,873
Santos Brasil Participacoes SAa	399,900	461,601

		2,124,794
WATER UTILITIES — 1.81%
Cia. de Saneamento de Minas Gerais-COPASA	109,100	1,479,293

		1,479,293

TOTAL COMMON STOCKS
(Cost: $36,016,507)		60,360,452

PREFERRED STOCKS — 25.71%

AIRLINES — 1.27%
Gol Linhas Aereas Inteligentes SA, Preference Shares	176,700	1,044,291

		1,044,291
BANKS — 3.02%
Banco ABC Brasil SA, Preference Shares	130,256	755,375
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	306,900	1,714,578

		2,469,953
ELECTRIC UTILITIES — 2.18%
Cia. Energetica do Ceara Class A, Preference Shares	22,100	402,715

Security	Shares	Value
Cia. Paranaense de Energia Class B, Preference Shares	176,700	$1,378,790

		1,781,505
GAS UTILITIES — 0.93%
Cia. de Gas de Sao Paulo – COMGAS, Preference Shares	42,000	761,591

		761,591
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.86%
Cia. Energetica de Sao Paulo Class B, Preference Shares	325,500	1,522,924

		1,522,924
MACHINERY — 2.42%
Marcopolo SA, Preference Shares	855,600	1,077,154
Randon SA Implemetos e Participacoes, Preference Shares	316,250	901,416

		1,978,570
METALS & MINING — 11.85%
Bradespar SA, Preference Shares	390,600	4,108,288
Metalurgica Gerdau SA, Preference Shares	1,125,300	2,729,470
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares	753,300	2,856,685

		9,694,443
TEXTILES, APPAREL & LUXURY GOODS — 1.68%
Alpargatas SA, Preference Shares	260,400	1,373,036

		1,373,036
WATER UTILITIES — 0.50%
Cia. de Saneamento do Parana, Preference Shares	130,200	413,995

		413,995

TOTAL PREFERRED STOCKS (Cost: $9,508,380)		21,040,308

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	69,182	69,182

		69,182

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,182)		69,182

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $45,594,069)	$81,469,942
Other Assets, Less Liabilities — 0.43%	354,840

NET ASSETS — 100.00%	$81,824,782

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,362	67,820	[b]	—	69,182	$69,182	$596	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$60,360,452	$—	$—	$60,360,452
Preferred stocks	21,040,308	—	—	21,040,308
Money market funds	69,182	—	—	69,182

Total	$81,469,942	$—	$—	$81,469,942

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 0.07%
AviChina Industry & Technology Co. Ltd. Class H	4,521,000	$2,518,953

		2,518,953
AIRLINES — 0.33%
Air China Ltd. Class H	4,016,000	6,127,694
China Southern Airlines Co. Ltd. Class H	4,016,000	5,388,675

		11,516,369
AUTO COMPONENTS — 0.24%
Fuyao Glass Industry Group Co. Ltd. Class Ha	1,104,400	4,431,544
Nexteer Automotive Group Ltd.	1,757,000	3,915,770

		8,347,314
AUTOMOBILES — 2.43%
Brilliance China Automotive Holdings Ltd.	6,024,000	16,243,007
BYD Co. Ltd. Class Hb	1,255,000	11,619,331
Dongfeng Motor Group Co. Ltd. Class H	5,522,000	6,993,089
Geely Automobile Holdings Ltd.	10,040,000	32,781,107
Great Wall Motor Co. Ltd. Class H	6,400,500	7,573,976
Guangzhou Automobile Group Co. Ltd. Class H	4,518,000	10,046,030

		85,256,540
BANKS — 14.59%
Agricultural Bank of China Ltd. Class H	53,965,000	29,998,562
Bank of China Ltd. Class H	164,154,000	89,573,253
Bank of Communications Co. Ltd. Class H	18,323,200	14,704,829
China CITIC Bank Corp. Ltd. Class H	18,574,800	13,553,743
China Construction Bank Corp. Class H	173,190,000	180,376,280
China Everbright Bank Co. Ltd. Class H	5,522,000	2,843,809
China Merchants Bank Co. Ltd. Class H	8,032,150	33,923,627
China Minsheng Banking Corp. Ltd. Class H	11,546,300	12,069,663

Security	Shares	Value
Chongqing Rural Commercial Bank Co. Ltd. Class H	5,020,000	$4,079,997
Industrial & Commercial Bank of China Ltd. Class H	151,855,000	131,182,166

		512,305,929
BEVERAGES — 0.50%
China Resources Beer Holdings Co. Ltd.	3,514,000	13,561,499
Tsingtao Brewery Co. Ltd. Class H	712,000	3,912,438

		17,473,937
BIOTECHNOLOGY — 0.11%
3SBio Inc.[a,b,c]	2,008,000	3,823,393

		3,823,393
CAPITAL MARKETS — 1.66%
China Cinda Asset Management Co. Ltd. Class H	18,072,000	6,789,731
China Everbright Ltd.	2,008,000	4,418,714
China Galaxy Securities Co. Ltd. Class H	6,777,000	4,754,543
China Huarong Asset Management Co. Ltd. Class Ha	21,084,000	9,564,898
CITIC Securities Co. Ltd. Class H	4,769,000	10,799,162
GF Securities Co. Ltd. Class H	2,811,200	5,417,415
Haitong Securities Co. Ltd. Class H	6,726,800	9,627,766
Huatai Securities Co. Ltd. Class Ha	3,413,600	6,883,648

		58,255,877
CHEMICALS — 0.12%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,028,000	4,221,129

		4,221,129
COMMERCIAL SERVICES & SUPPLIES — 0.22%
China Everbright International Ltd.[b]	5,020,000	7,775,088

		7,775,088
COMMUNICATIONS EQUIPMENT — 0.25%
BYD Electronic International Co. Ltd.	1,380,500	3,422,450

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2018

Security	Shares	Value
ZTE Corp. Class Hc	1,506,040	$5,311,835

		8,734,285
CONSTRUCTION & ENGINEERING — 0.74%
China Communications Construction Co. Ltd. Class H	9,036,000	10,115,313
China Railway Construction Corp. Ltd. Class H	4,016,000	4,310,940
China Railway Group Ltd. Class H	8,534,000	6,205,316
China State Construction International Holdings Ltd.	4,016,000	5,470,789

		26,102,358
CONSTRUCTION MATERIALS — 0.54%
Anhui Conch Cement Co. Ltd. Class H	2,510,000	13,455,650
China National Building Material Co. Ltd. Class H	5,522,000	5,482,977

		18,938,627
DIVERSIFIED CONSUMER SERVICES — 1.43%
New Oriental Education & Technology Group Inc. ADR	277,355	25,347,473
TAL Education Group Class A ADR	656,114	24,774,865

		50,122,338
DIVERSIFIED FINANCIAL SERVICES — 0.12%
Far East Horizon Ltd.	4,268,000	4,308,742

		4,308,742
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.90%
China Communications Services Corp. Ltd. Class H	4,518,800	2,690,965
China Telecom Corp. Ltd. Class H	29,116,000	12,836,594
China Unicom Hong Kong Ltd.[c]	12,550,000	16,262,252

		31,789,811
ELECTRICAL EQUIPMENT — 0.24%
Shanghai Electric Group Co. Ltd. Class Hc	6,032,000	2,273,958
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,129,500	6,119,995

		8,393,953
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.74%
AAC Technologies Holdings Inc.	1,506,000	30,003,374

Security	Shares	Value
Kingboard Chemical Holdings Ltd.	1,255,000	$6,374,995
Sunny Optical Technology Group Co. Ltd.	1,480,900	24,734,340

		61,112,709
ENERGY EQUIPMENT & SERVICES — 0.12%
China Oilfield Services Ltd. Class H	4,016,000	4,239,091

		4,239,091
FOOD & STAPLES RETAILING — 0.18%
Sun Art Retail Group Ltd.	4,894,500	6,504,901

		6,504,901
FOOD PRODUCTS — 1.01%
China Huishan Dairy Holdings Co. Ltd.[c,d]	2,028,595	2
China Mengniu Dairy Co. Ltd.	5,522,000	18,241,307
Tingyi Cayman Islands Holding Corp.	4,016,000	8,437,126
Want Want China Holdings Ltd.	10,291,000	8,692,767

		35,371,202
GAS UTILITIES — 0.84%
China Gas Holdings Ltd.[b]	3,518,000	10,969,445
China Resources Gas Group Ltd.[b]	2,008,000	6,774,335
ENN Energy Holdings Ltd.	1,506,000	11,604,897

		29,348,677
HEALTH CARE EQUIPMENT & SUPPLIES — 0.08%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,016,000	2,745,658

		2,745,658
HEALTH CARE PROVIDERS & SERVICES — 0.40%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,430,700	3,605,409
Sinopharm Group Co. Ltd. Class H	2,409,600	10,638,784

		14,244,193
HEALTH CARE TECHNOLOGY — 0.10%
Alibaba Health Information Technology Ltd.[b,c]	7,028,000	3,457,733

		3,457,733
HOTELS, RESTAURANTS & LEISURE — 0.98%
Yum China Holdings Inc.	792,909	34,348,818

		34,348,818

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2018

Security	Shares	Value
HOUSEHOLD DURABLES — 0.24%
Haier Electronics Group Co. Ltd.	2,510,000	$8,612,258

		8,612,258
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.75%
CGN Power Co. Ltd. Class Ha	22,339,000	6,023,448
China Longyuan Power Group Corp. Ltd. Class H	6,777,000	4,503,393
China Resources Power Holdings Co. Ltd.	4,016,000	6,989,882
Huaneng Power International Inc. Class H	9,036,000	5,611,920
Huaneng Renewables Corp. Ltd. Class H	10,040,000	3,361,507

		26,490,150
INDUSTRIAL CONGLOMERATES — 1.08%
Beijing Enterprises Holdings Ltd.	1,004,000	5,587,543
CITIC Ltd.	12,048,000	17,520,893
Fosun International Ltd.	5,396,500	11,902,878
Shanghai Industrial Holdings Ltd.	1,004,000	2,816,224

		37,827,538
INSURANCE — 6.71%
China Life Insurance Co. Ltd. Class H	15,311,000	45,491,004
China Pacific Insurance Group Co. Ltd. Class H	5,471,800	26,920,923
China Taiping Insurance Holdings Co. Ltd.	3,363,524	12,980,771
New China Life Insurance Co. Ltd. Class H	1,606,400	9,617,502
People’s Insurance Co. Group of China Ltd. (The) Class H	14,809,000	8,005,069
PICC Property & Casualty Co. Ltd. Class H	9,538,308	18,917,427
Ping An Insurance Group Co. of China Ltd. Class H	10,667,500	113,759,584

		235,692,280

INTERNET & DIRECT MARKETING RETAIL — 3.30%
Ctrip.com International Ltd. ADR[c]	812,487	37,358,152
JD.com Inc. ADR[c]	1,355,651	63,918,945
Vipshop Holdings Ltd. ADR[c]	840,097	14,609,287

		115,886,384

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 38.37%
58.com Inc. ADR[c]	189,003	$14,245,156
Alibaba Group Holding Ltd. ADR[b,c]	2,371,197	441,374,610
Autohome Inc. ADR	108,432	8,480,467
Baidu Inc. ADR[c]	566,256	142,889,039
Momo Inc. ADR[c]	223,641	7,391,335
NetEase Inc. ADR	163,652	48,007,314
SINA Corp./China[c]	118,472	13,852,931
Tencent Holdings Ltd.	11,721,700	647,402,495
Weibo Corp. ADR[b,c]	96,133	12,355,013
YY Inc. ADR[c]	89,105	11,523,950

		1,347,522,310
IT SERVICES — 0.18%
TravelSky Technology Ltd. Class H	2,008,000	6,415,089

		6,415,089
MACHINERY — 0.76%
China Conch Venture Holdings Ltd.	3,388,500	10,197,587
CRRC Corp. Ltd. Class H	8,785,650	8,049,929
Haitian International Holdings Ltd.	1,255,000	3,841,035
Weichai Power Co. Ltd. Class H	4,016,000	4,526,487

		26,615,038
MEDIA — 0.11%
Alibaba Pictures Group Ltd.[b,c]	27,610,000	3,775,280

		3,775,280
METALS & MINING — 0.58%
Aluminum Corp. of China Ltd. Class Hb,c	8,032,000	4,875,468
China Molybdenum Co. Ltd. Class H	7,530,000	6,158,486
Jiangxi Copper Co. Ltd. Class H	2,510,000	3,970,941
Zijin Mining Group Co. Ltd. Class H	12,048,000	5,542,637

		20,547,532
OIL, GAS & CONSUMABLE FUELS — 4.53%
China Petroleum & Chemical Corp. Class H	52,711,000	42,436,622
China Shenhua Energy Co. Ltd. Class H	7,028,000	19,983,004
CNOOC Ltd.	36,897,000	53,752,035
Kunlun Energy Co. Ltd.	6,526,000	6,137,958

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2018

Security	Shares	Value
PetroChina Co. Ltd. Class H	43,674,000	$30,863,637
Yanzhou Coal Mining Co. Ltd. Class H	4,016,000	6,014,788

		159,188,044
PAPER & FOREST PRODUCTS — 0.29%
Lee & Man Paper Manufacturing Ltd.	3,263,000	3,731,978
Nine Dragons Paper Holdings Ltd.	3,514,000	6,340,676

		10,072,654
PERSONAL PRODUCTS — 0.42%
Hengan International Group Co. Ltd.	1,506,000	14,722,630

		14,722,630
PHARMACEUTICALS — 1.69%
China Medical System Holdings Ltd.	2,761,000	5,546,486
China Resources Pharmaceutical Group Ltd.[a]	4,016,000	5,419,468
CSPC Pharmaceutical Group Ltd.	9,538,000	22,037,115
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,004,000	5,844,147
Sihuan Pharmaceutical Holdings Group Ltd.	7,781,000	2,843,809
Sino Biopharmaceutical Ltd.	9,287,000	17,588,251

		59,279,276
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.91%
Agile Group Holdings Ltd.	3,514,000	6,062,260
China Evergrande Group[c]	6,777,000	20,092,060
China Jinmao Holdings Group Ltd.	10,542,000	6,452,939
China Overseas Land & Investment Ltd.	8,032,000	28,226,394
China Resources Land Ltd.[b]	5,522,665	19,725,568
China Vanke Co. Ltd. Class H	2,484,931	11,161,914
CIFI Holdings Group Co. Ltd.	7,000,000	5,716,075
Country Garden Holdings Co. Ltd.	11,044,727	19,872,689
Fullshare Holdings Ltd.[b]	14,022,500	7,884,554
Guangzhou R&F Properties Co. Ltd. Class H	2,008,000	4,726,638
Longfor Properties Co. Ltd.	3,137,500	9,061,314

Security	Shares	Value
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,931,989	$2,809,112
Shimao Property Holdings Ltd.	2,510,000	6,261,127
Sino-Ocean Group Holding Ltd.	6,275,000	4,474,525
SOHO China Ltd.	4,392,500	2,525,941
Sunac China Holdings Ltd.[b]	4,769,000	17,490,742

		172,543,852
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.35%
GCL-Poly Energy Holdings Ltd.[c]	26,857,000	4,255,770
Semiconductor Manufacturing International Corp.[b,c]	5,898,800	7,945,172

		12,200,942
SOFTWARE — 0.14%
Kingsoft Corp. Ltd.	1,506,000	4,974,902

		4,974,902
SPECIALTY RETAIL — 0.08%
GOME Retail Holdings Ltd.[b]	22,590,000	2,655,847

		2,655,847
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.32%
Lenovo Group Ltd.	15,060,000	7,871,315
Meitu Inc.[a,c]	2,635,500	3,394,865

		11,266,180
TEXTILES, APPAREL & LUXURY GOODS — 0.74%
ANTA Sports Products Ltd.	2,259,000	11,200,746
Shenzhou International Group Holdings Ltd.[b]	1,506,000	14,915,083

		26,115,829
TRANSPORTATION INFRASTRUCTURE — 0.57%
Beijing Capital International Airport Co. Ltd. Class H	3,012,000	4,449,506
China Merchants Port Holdings Co. Ltd.	2,510,000	5,876,222
COSCO SHIPPING Ports Ltd.	3,012,000	2,929,130
Jiangsu Expressway Co. Ltd. Class H	2,510,000	3,906,789
Zhejiang Expressway Co. Ltd. Class H	2,510,000	2,742,451

		19,904,098
WATER UTILITIES — 0.45%
Beijing Enterprises Water Group Ltd.	10,040,000	6,543,391

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2018

Security	Shares	Value
Guangdong Investment Ltd.	6,024,000	$9,222,333

		15,765,724
WIRELESS TELECOMMUNICATION SERVICES — 3.39%
China Mobile Ltd.	12,675,500	118,894,062

		118,894,062

TOTAL COMMON STOCKS
(Cost: $2,615,828,745)		3,508,225,524

SHORT-TERM INVESTMENTS — 10.36%

MONEY MARKET FUNDS — 10.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	360,837,424	360,873,507
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	2,723,314	2,723,314

		363,596,821

TOTAL SHORT-TERM INVESTMENTS
(Cost: $363,586,381)		363,596,821

Value
TOTAL INVESTMENTS IN SECURITIES — 110.26%
(Cost: $2,979,415,126)	$3,871,822,345
Other Assets, Less Liabilities — (10.26)%	(360,195,008)

NET ASSETS — 100.00%	$3,511,627,337

ADR — American Depositary Receipts

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Non-income producing security.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	373,781,400	—		(12,943,976)[b]	360,837,424	$360,873,507	$901,185	[c]	$(30,838)	$(46,497)
BlackRock Cash Funds: Treasury,
SL Agency Shares	527,904	2,195,410	[b]	—	2,723,314	2,723,314	13,313		—	—

						$363,596,821	$914,498		$(30,838)	$(46,497)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
H-Shares Index	25	Mar 2018	$1,972	$(34,256)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,508,225,522	$—	$2	$3,508,225,524
Money market funds	363,596,821	—	—	363,596,821

Total	$3,871,822,343	$—	$2	$3,871,822,345

Derivative financial instruments[a]
Liabilities
Futures contracts	(34,256)	—	—	(34,256)

Total	$(34,256)	$—	$—	$(34,256)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.62%

AEROSPACE & DEFENSE — 0.24%
KuangChi Science Ltd.[a]	216,000	$55,482

		55,482
AIR FREIGHT & LOGISTICS — 0.76%
Guangdong Yueyen Transportation Co. Ltd. Class H	27,000	17,183
Sinotrans Ltd. Class H	288,000	160,096

		177,279
AIRLINES — 0.17%
Shandong Airlines Co. Ltd. Class B	19,800	40,484

		40,484
AUTO COMPONENTS — 1.83%
Chaowei Power Holdings Ltd.[b]	90,000	55,436
China First Capital Group Ltd.[a]	432,000	187,147
Hunan Tyen Machinery Co. Ltd. Class Ba	29,700	10,959
Launch Tech Co. Ltd.	22,500	26,481
Tianneng Power International Ltd.	90,000	89,134
Xingda International Holdings Ltd.	126,000	47,661
Zhejiang Shibao Co. Ltd. Class H	37,000	11,111

		427,929
AUTOMOBILES — 0.41%
Jiangling Motors Corp. Ltd. Class B	9,900	18,964
Qingling Motors Co. Ltd. Class H	108,000	34,780
Yadea Group Holdings Ltd.[b,c]	126,000	43,313

		97,057
BANKS — 0.24%
Bank of Chongqing Co. Ltd. Class H	67,500	56,844

		56,844
BEVERAGES — 0.94%
Anhui Gujing Distillery Co. Ltd. Class B	17,100	92,260
Dynasty Fine Wines Group Ltd.[a,b,d]	128,000	—
Tibet Water Resources Ltd.[a]	306,000	128,261

		220,521
BIOTECHNOLOGY — 0.30%
China Regenerative Medicine International Ltd.[a]	1,890,000	41,784
Shanghai Haohai Biological Technology Co. Ltd.[c]	5,400	28,327

		70,111

Security	Shares	Value
BUILDING PRODUCTS — 0.68%
China Fangda Group Co. Ltd. Class B	59,400	$39,700
China Lesso Group Holdings Ltd.	153,000	100,692
Luoyang Glass Co. Ltd. Class Ha,b	36,000	18,218

		158,610
CAPITAL MARKETS — 1.93%
China Internet Nationwide Financial Services Inc.[a,b]	864	32,469
China Investment Fund International Holdings Co. Ltd.[a]	144,000	160,096
China Minsheng Financial Holding Corp. Ltd.[a,b]	1,440,000	44,717
Guolian Securities Co. Ltd.	54,000	24,704
Noah Holdings Ltd. ADR[a,b]	3,555	165,094
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	48,700	25,957

		453,037
CHEMICALS — 2.15%
China BlueChemical Ltd. Class H	252,000	76,322
China Lumena New Materials Corp.[a,b,d]	868,000	1
China Sanjiang Fine Chemicals Co. Ltd.	99,000	40,484
China XLX Fertiliser Ltd.	54,000	24,566
Fufeng Group Ltd.	216,600	148,915
Huabao International Holdings Ltd.	135,000	101,613
Hubei Sanonda Co. Ltd. Class Ba	24,300	24,470
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	58,500	46,449
Sinofert Holdings Ltd.[a,b]	288,000	40,852

		503,672
COMMERCIAL SERVICES & SUPPLIES — 1.20%
Capital Environment Holdings Ltd.[a,b]	720,000	28,983
China Greenland Broad Greenstate Group Co Ltd.[b]	108,000	15,181
Dongjiang Environmental Co. Ltd. Class H	27,100	37,679
Dynagreen Environmental Protection Group Co. Ltd. Class H	54,000	28,017
Greentown Service Group Co. Ltd.[b]	108,000	78,668
Realord Group Holdings Ltd.[a,b]	54,000	34,848
Shanghai Zhongyida Co. Ltd.[a]	54,900	14,988
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	54,000	31,467

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Zhi Sheng Group Holdings Ltd.[a]	72,000	$11,225

		281,056
COMMUNICATIONS EQUIPMENT — 1.25%
China All Access Holdings Ltd.	180,000	52,215
China Fiber Optic Network System Group Ltd.[a,d]	181,600	11,371
Comba Telecom Systems Holdings Ltd.	192,060	30,925
Eastern Communications Co. Ltd. Class B	41,400	25,130
Nanjing Panda Electronics Co. Ltd. Class H	18,000	9,339
O-Net Technologies Group Ltd.[a,b]	54,000	38,644
Xi’an Haitiantian Holdings Co. Ltd. Class Ca	36,000	28,155
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class Hc	22,500	98,047

		293,826
CONSTRUCTION & ENGINEERING — 0.50%
Baoye Group Co. Ltd. Class Ha	36,000	23,324
Beijing Urban Construction Design & Development Group Co. Ltd.[c]	45,000	25,130
China Singyes Solar Technologies Holdings Ltd.[b]	81,400	32,559
Concord New Energy Group Ltd.	810,000	36,229

		117,242
CONSTRUCTION MATERIALS — 1.33%
Asia Cement China Holdings Corp.	67,500	25,791
China National Materials Co. Ltd. Class H	153,000	127,870
China Shanshui Cement Group Ltd.[a,d]	44,000	24,740
Huaxin Cement Co. Ltd. Class B	34,200	46,136
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class B	21,600	12,528
Tongfang Kontafarma Holdings Ltd.[a,b]	270,000	15,872
West China Cement Ltd.[a]	342,000	58,127

		311,064
CONSUMER FINANCE — 1.67%
China Rapid Finance Ltd. ADR[a]	8,649	40,391
Chong Sing Holdings FinTech Group Ltd.[a,b]	2,196,000	272,210
Differ Group Holding Co.Ltd.[a]	180,000	13,111
Yirendai Ltd. ADR[b]	1,728	65,439

		391,151

Security	Shares	Value
CONTAINERS & PACKAGING — 0.67%
CPMC Holdings Ltd.	36,000	$24,797
Greatview Aseptic Packaging Co. Ltd.	153,000	108,904
Youyuan International Holdings Ltd.[a,b]	54,000	23,462

		157,163
DISTRIBUTORS — 0.64%
China Animation Characters Co. Ltd.[b]	63,000	24,636
China Beidahuang Industry Group Holdings Ltd.[a,b]	432,000	19,598
Dah Chong Hong Holdings Ltd.	117,000	58,012
Xinhua Winshare Publishing and Media Co. Ltd. Class H	63,000	48,546

		150,792
DIVERSIFIED CONSUMER SERVICES — 2.03%
China Maple Leaf Educational Systems Ltd.[b]	90,000	114,782
China New Higher Education Group Ltd.[c]	45,000	29,960
China Yuhua Education Corp Ltd. Class Lb,c	162,000	91,503
Fu Shou Yuan International Group Ltd.[b]	126,000	111,101
Tarena International Inc. ADR	5,085	62,393
Wisdom Education International Holdings Co. Ltd.	90,000	65,902

		475,641
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.09%
APT Satellite Holdings Ltd.	49,500	21,887

		21,887
ELECTRICAL EQUIPMENT — 1.20%
China Energine International Holdings Ltd.[a,b]	252,000	12,237
China High Speed Transmission Equipment Group Co. Ltd.[b]	45,000	77,633
FDG Electric Vehicles Ltd.[a,b]	2,115,000	86,489
Foshan Electrical and Lighting Co. Ltd. Class B	39,640	30,647
Hangzhou Steam Turbine Co. Ltd. Class Ba	39,524	38,184
Harbin Electric Co. Ltd. Class H	90,000	36,459
Trony Solar Holdings Co. Ltd.[a,b,d]	216,000	—

		281,649

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.99%
Anxin-China Holdings Ltd.[a,d]	672,000	$12,881
AVIC International Holdings Ltd. Class H	37,184	29,556
China Aerospace International Holdings Ltd.	306,000	34,411
China Innovationpay Group Ltd.[a,b]	792,000	44,533
Ju Teng International Holdings Ltd.	108,000	30,639
Kingboard Laminates Holdings Ltd.	153,000	269,426
PAX Global Technology Ltd.[b]	108,000	53,687
Tongda Group Holdings Ltd.	450,000	108,111
Tongda Hong Tai Holdings Ltd.[a]	11,250	—
Truly International Holdings Ltd.	234,000	78,047
Wasion Group Holdings Ltd.[b]	72,000	38,000

		699,291
ENERGY EQUIPMENT & SERVICES — 0.51%
Anton Oilfield Services Group/Hong Kong[a,b]	198,000	25,555
Hilong Holding Ltd.[b]	108,000	18,218
Honghua Group Ltd.[a,b]	270,000	28,293
Jutal Offshore Oil Services Ltd.[a]	72,000	18,862
Wison Engineering Services Co. Ltd.[a]	135,000	27,603

		118,531
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.70%
Spring REIT[b]	117,000	49,788
Yuexiu REIT	171,000	113,850

		163,638
FOOD & STAPLES RETAILING — 0.19%
Lianhua Supermarket Holdings Co. Ltd. Class Ha	54,000	17,666
Springland International Holdings Ltd.	126,000	27,373

		45,039
FOOD PRODUCTS — 2.56%
China Agri-Industries Holdings Ltd.	297,000	127,904
China Foods Ltd.[b]	126,000	66,661
China Huiyuan Juice Group Ltd.[a]	81,000	21,737
China Modern Dairy Holdings Ltd.[a]	225,000	40,254
China Shengmu Organic Milk Ltd.[a,b,c]	486,000	73,285
COFCO Meat Holdings Ltd.[a,b]	279,000	49,559
Honworld Group Ltd.[c]	27,000	12,456
Tenwow International Holdings Ltd.	72,000	12,145
Yashili International Holdings Ltd.[a,b]	126,000	22,381

Security	Shares	Value
Yihai International Holding Ltd.	63,000	$84,695
Zhou Hei Ya International Holdings Co. Ltd.[b,c]	85,500	88,829

		599,906
GAS UTILITIES — 1.03%
Beijing Gas Blue Sky Holdings Ltd.[a]	720,000	54,285
China Oil and Gas Group Ltd.	736,000	63,016
Towngas China Co. Ltd.	153,000	123,764

		241,065
HEALTH CARE EQUIPMENT & SUPPLIES — 0.53%
Beijing Enterprises Medical & Health Group Ltd.[a,b]	648,000	32,295
Lifetech Scientific Corp.[a,b]	306,000	73,124
PW Medtech Group Ltd.[a]	99,000	17,965

		123,384
HEALTH CARE PROVIDERS & SERVICES — 1.91%
China NT Pharma Group Co.Ltd.	90,000	20,127
China Pioneer Pharma Holdings Ltd.	54,000	16,631
China Resources Phoenix Healthcare Holdings Co. Ltd.	85,500	109,479
Golden Meditech Holdings Ltd.[a]	144,000	24,290
Harmonicare Medical Holdings Ltd.[c]	63,017	20,374
iKang Healthcare Group Inc. ADR[a,b]	7,101	116,882
Rici Healthcare Holdings Ltd.[a,c]	63,000	15,941
Universal Medical Financial & Technical Advisory Services Co. Ltd.[c]	135,000	111,274
Wenzhou Kangning Hospital Co. Ltd.[c]	2,700	12,594

		447,592
HOTELS, RESTAURANTS & LEISURE — 1.79%
500.com Ltd. ADR[a,b]	2,916	52,284
Ajisen (China) Holdings Ltd.	72,000	33,675
China Travel International Investment Hong Kong Ltd.	306,000	114,965
Haichang Ocean Park Holdings Ltd.[a,c]	171,000	43,267
Huangshan Tourism Development Co. Ltd. Class B	33,300	41,492
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	180,000	78,438
Shanghai Jinjiang International Travel Co. Ltd. Class B	9,000	23,193
Tuniu Corp. ADR[a]	4,122	31,781

		419,095

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
HOUSEHOLD DURABLES — 1.78%
Hisense Kelon Electrical Holdings Co. Ltd. Class H	54,000	$66,592
Konka Group Co. Ltd. Class Ba	94,500	39,248
Ozner Water International Holding Ltd.[a,b,c]	54,000	13,249
Q Technology Group Co. Ltd.[b]	45,000	64,406
Skyworth Digital Holdings Ltd.	288,000	126,973
TCL Multimedia Technology Holdings Ltd.[b]	81,000	37,471
Wuxi Little Swan Co. Ltd. Class B	10,800	68,772

		416,711
HOUSEHOLD PRODUCTS — 0.37%
NVC Lighting Holdings Ltd.	162,000	15,113
Vinda International Holdings Ltd.[b]	36,000	71,399

		86,512
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.84%
Beijing Jingneng Clean Energy Co. Ltd. Class H	144,000	36,988
Canvest Environment Protection Group Co. Ltd.[b]	90,000	51,870
CGN Meiya Power Holdings Co. Ltd.[a,c]	180,000	24,382
China Datang Corp. Renewable Power Co. Ltd. Class H	324,000	40,162
China Everbright Greentech Ltd. Class La,b,c	54,000	47,891
China Power Clean Energy Development Co. Ltd.	61,500	34,423
China Power International Development Ltd.	603,000	151,804
GCL New Energy Holdings Ltd.[a]	1,098,000	68,754
Huadian Energy Co. Ltd. Class Ba	50,400	16,934
Huadian Fuxin Energy Corp. Ltd. Class H	360,000	87,409
Kong Sun Holdings Ltd.[a]	675,000	23,290
Panda Green Energy Group Ltd.[a,b]	522,000	59,369
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	26,100	21,193

		664,469
INDUSTRIAL CONGLOMERATES — 0.06%
Chongqing Machinery & Electric Co. Ltd. Class H	144,000	14,169

		14,169

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.31%
Cogobuy Group[c]	81,000	$44,924
Jumei International Holding Ltd. ADR[a]	9,873	28,138

		73,062
INTERNET SOFTWARE & SERVICES — 3.62%
21Vianet Group Inc. ADR[a]	10,503	80,138
Baozun Inc. ADR[a,b]	3,879	136,386
Bitauto Holdings Ltd. ADR[a,b]	3,573	101,437
Fang Holdings Ltd. ADR[a,b]	33,957	171,822
HC International Inc.[b]	67,500	42,008
INESA Intelligent Tech Inc. Class B	32,400	19,764
Phoenix New Media Ltd. ADR[a]	4,059	21,026
Renren Inc. ADR[a,b]	2,304	21,082
Sino-I Technology Ltd.[a]	1,080,000	11,179
Sohu.com Inc.[a]	4,077	137,191
Tian Ge Interactive Holdings Ltd.[c]	63,000	56,678
Xunlei Ltd. ADR[a,b]	3,834	48,960

		847,671
IT SERVICES — 2.68%
AGTech Holdings Ltd.[a]	396,000	46,557
Chinasoft International Ltd.[b]	288,000	211,253
Digital China Holdings Ltd.[a,b]	108,000	61,140
GDS Holdings Ltd. ADR[a]	9,855	258,201
Hi Sun Technology (China) Ltd.[a]	243,000	50,617

		627,768
LEISURE PRODUCTS — 0.12%
Shanghai Phoenix Enterprise Group Co. Ltd. Class Ba	26,100	19,314
Shenzhen China Bicycle Co. Holdings Ltd.[a]	36,000	9,431

		28,745
LIFE SCIENCES TOOLS & SERVICES — 1.38%
Genscript Biotech Corp.[b]	108,000	324,333

		324,333
MACHINERY — 2.72%
China Yuchai International Ltd.	2,358	52,843
CIMC Enric Holdings Ltd.[a]	90,000	82,463
CRCC High-Tech Equipment Corp. Ltd.	67,500	17,252
Dalian Refrigeration Co. Ltd. Class B	18,900	8,791
First Tractor Co. Ltd. Class H	54,000	21,392
Huangshi Dongbei Electrical Appliance Co. Ltd. Class B	15,300	20,426
Kama Co. Ltd. Class Ba	31,515	24,014

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Lonking Holdings Ltd.	270,000	$112,826
Sany Heavy Equipment International Holdings Co. Ltd.[b]	135,000	37,954
Shang Gong Group Co. Ltd. Class Ba	33,300	28,405
Shanghai Diesel Engine Co. Ltd. Class B	46,845	31,855
Shanghai Highly Group Co. Ltd. Class B	39,600	31,561
Shanghai Prime Machinery Co. Ltd. Class H	108,000	21,530
Sinotruk Hong Kong Ltd.	99,000	126,007
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	34,200	19,973

		637,292
MARINE — 0.51%
Chu Kong Shipping Enterprises Group Co. Ltd.	54,000	13,802
Seaspan Corp.	7,659	47,103
Sinotrans Shipping Ltd.	202,500	58,483

		119,388
MEDIA — 1.46%
Huanxi Media Group Ltd.[a,b]	90,000	17,252
Huayi Tencent Entertainment Co. Ltd.[a,b]	990,000	51,238
IMAX China Holding Inc.[a,b,c]	18,000	51,065
Nan Hai Corp. Ltd.[b]	1,800,000	57,506
Phoenix Satellite Television Holdings Ltd.	180,000	22,312
Poly Culture Group Corp. Ltd. Class H	11,700	21,620
SMI Holdings Group Ltd.	151,200	72,264
Viva China Holdings Ltd.[a,b]	437,600	48,092

		341,349
METALS & MINING — 3.26%
Bengang Steel Plates Co. Ltd. Class Ba	57,600	25,395
Chiho Environmental Group Ltd.[a,b]	54,000	28,293
China Metal Recycling Holdings Ltd.[a,d]	184,800	—
China Metal Resources Utilization Ltd.[a,b,c]	72,000	46,465
China Silver Group Ltd.[b]	144,000	33,307
Da Ming International Holdings Ltd.	36,000	13,663
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	43,200	49,119

Security	Shares	Value
Jinchuan Group International Resources Co. Ltd.[a,b]	207,000	$52,641
MMG Ltd.[a]	288,000	202,052
North Mining Shares Co. Ltd.[a]	1,710,000	33,652
Real Gold Mining Ltd.[a,d]	126,000	48
Shougang Concord International Enterprises Co. Ltd.[a,b]	1,260,000	38,805
Shougang Fushan Resources Group Ltd.	342,000	107,950
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	108,000	17,804
Zhaojin Mining Industry Co. Ltd. Class Hb	148,500	114,810

		764,004
MULTI-UTILITIES — 0.11%
Tianjin Development Holdings Ltd.	54,000	24,635

		24,635
MULTILINE RETAIL — 0.54%
Golden Eagle Retail Group Ltd.[b]	45,000	59,921
Lifestyle China Group Ltd.[a]	112,500	31,772
Maoye International Holdings Ltd.[b]	135,000	15,699
Parkson Retail Group Ltd.[b]	157,500	18,316

		125,708
OIL, GAS & CONSUMABLE FUELS — 1.95%
China Suntien Green Energy Corp. Ltd. Class H	234,000	55,918
Inner Mongolia Yitai Coal Co. Ltd. Class B	151,200	217,123
MIE Holdings Corp.[a]	198,000	12,904
Shanxi Guoxin Energy Corp. Ltd.[a]	20,720	15,561
Sino Oil And Gas Holdings Ltd.[a,b]	1,665,000	13,192
Sinopec Kantons Holdings Ltd.	144,000	87,225
Strong Petrochemical Holdings Ltd.	108,000	16,562
Yuan Heng Gas Holdings Ltd.[a]	324,000	37,264

		455,749
PAPER & FOREST PRODUCTS — 0.72%
China Forestry Holdings Co. Ltd.[a,d]	306,000	1
Foshan Huaxin Packaging Co. Ltd.	25,200	11,303
Qunxing Paper Holdings Co. Ltd.[a,d]	148,000	1,702
Shandong Chenming Paper Holdings Ltd. Class B	55,823	94,307
Shandong Chenming Paper Holdings Ltd. Class H	36,000	61,554
Superb Summit International Group Ltd.[a,d]	59,500	380

		169,247

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
PHARMACEUTICALS — 5.88%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	36,000	$61,186
China Animal Healthcare Ltd.[a,b,d]	140,000	1,431
China Shineway Pharmaceutical Group Ltd.	36,000	50,605
China Traditional Chinese Medicine Holdings Co. Ltd.	288,000	174,082
Consun Pharmaceutical Group Ltd.[b]	45,000	47,097
Dawnrays Pharmaceutical Holdings Ltd.	54,000	29,466
Hua Han Health Industry Holdings Ltd. Class Ha,b,d	651,960	4,166
Hutchison China MediTech Ltd.[a]	3,267	213,818
Lee’s Pharmaceutical Holdings Ltd.	36,000	54,561
Livzon Pharmaceutical Group Inc. Class H	13,566	101,503
Luye Pharma Group Ltd.[b]	166,500	144,259
Pengqi Technology Development Co. Ltd. Class Bd	36,000	26,640
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	22,000	22,154
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	36,000	15,734
SSY Group Ltd.	216,255	164,154
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	27,000	25,110
Tong Ren Tang Technologies Co. Ltd. Class H	81,000	137,048
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class Hc	17,400	105,285

		1,378,299
PROFESSIONAL SERVICES — 0.97%
51job Inc. ADR[a]	3,483	228,032

		228,032
REAL ESTATE MANAGEMENT & DEVELOPMENT — 16.75%
AVIC International Holding HK Ltd.[a]	648,000	33,123
Beijing Capital Land Ltd. Class H	144,000	86,305
Beijing North Star Co. Ltd. Class H	108,000	37,264
Beijing Properties Holdings Ltd.[a]	288,000	10,857
C C Land Holdings Ltd.[a]	216,500	50,077
Carnival Group International Holdings Ltd.[a,b]	1,172,596	59,939

Security	Shares	Value
Central China Real Estate Ltd.[a]	99,038	$42,398
China Aoyuan Property Group Ltd.[b]	153,000	123,764
China Electronics Optics Valley Union Holding Co Ltd.	468,000	40,070
China Logistics Property Holdings Co. Ltd.[a,b]	180,000	54,055
China Merchants Land Ltd.[b]	180,000	32,663
China Overseas Grand Oceans Group Ltd.	198,000	99,186
China Overseas Property Holdings Ltd.[b]	180,000	60,956
China SCE Property Holdings Ltd.	243,800	119,948
China South City Holdings Ltd.	396,000	93,619
Colour Life Services Group Co. Ltd.[b]	45,000	29,155
Crown International Corp Ltd.[a,b]	126,000	21,254
Fantasia Holdings Group Co. Ltd.[b]	243,000	40,059
Future Land Development Holdings Ltd.	234,000	183,305
Gemdale Properties & Investment Corp. Ltd.[b]	576,000	75,080
Glorious Property Holdings Ltd.[a]	387,000	38,575
Greenland Hong Kong Holdings Ltd.	117,000	57,264
Greentown China Holdings Ltd.	90,000	135,254
Ground International Development Ltd.[a,b]	180,000	37,264
Guangdong Land Holdings Ltd.[a]	72,000	16,010
Guorui Properties Ltd.[b]	126,000	35,263
HKC Holdings Ltd.	27,920	19,909
Hopson Development Holdings Ltd.	90,000	85,684
Hydoo International Holding Ltd.[a]	180,000	15,872
Jiayuan International Group Ltd.[a]	126,000	132,033
Kaisa Group Holdings Ltd.[a]	297,000	158,267
KWG Property Holding Ltd.	180,000	252,565
Minmetals Land Ltd.[b]	162,000	30,018
Modern Land China Co. Ltd.[b]	144,000	33,859
Nam Tai Property Inc.	3,438	47,101
Poly Property Group Co. Ltd.[a]	288,000	147,215
Powerlong Real Estate Holdings Ltd.	171,000	85,661
Redco Group[b,c]	126,000	47,661
Renhe Commercial Holdings Co. Ltd.[a]	2,232,000	56,760
Road King Infrastructure Ltd.	36,000	65,603
Ronshine China Holdings Ltd.[a]	72,000	103,234
Shanghai Industrial Urban Development Group Ltd.	198,000	49,087

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Shanghai Lingang Holdings Corp. Ltd. Class Ba	14,400	$24,178
Shanghai Shibei Hi-Tech Co. Ltd. Class B	66,600	34,299
Shenzhen Investment Ltd.	450,000	188,044
Shenzhen SEG Co. Ltd. Class B	32,400	14,698
Shenzhen Wongtee International Enterprise Co. Ltd. Class Ba,d	19,800	12,373
Shui On Land Ltd.	513,000	144,224
Sinolink Worldwide Holdings Ltd.[a]	270,000	33,468
Skyfame Realty Holdings Ltd.[a]	108,000	63,210
SRE Group Ltd.[a]	810,000	21,013
Suncity Group Holdings Ltd.[a,b]	270,000	28,638
Xinyuan Real Estate Co. Ltd. ADR	5,247	31,482
Yuexiu Property Co. Ltd.	918,000	181,833
Yuzhou Properties Co. Ltd.	234,440	144,703
Zhuguang Holdings Group Co. Ltd.[a]	324,000	57,552

		3,922,951
ROAD & RAIL — 0.98%
CAR Inc.[a]	108,000	96,610
Dazhong Transportation Group Co. Ltd. Class B	102,600	63,612
eHi Car Services Ltd. ADR[a]	3,690	41,808
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	23,400	28,454

		230,484
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.98%
BOE Varitronix Ltd.[b]	45,000	23,750
China Electronics Huada Technology Co. Ltd.	126,000	18,678
Hua Hong Semiconductor Ltd.[c]	54,000	104,477
JA Solar Holdings Co. Ltd. ADR[a,b]	5,805	43,015
JinkoSolar Holding Co. Ltd. ADR[a]	4,068	72,695
Shanghai Fudan Microelectronics Group Co. Ltd. Class Ha	36,000	28,523
Xinyi Solar Holdings Ltd.	414,000	171,413

		462,551
SOFTWARE — 3.31%
Beijing Beida Jade Bird Universal Sci-Tech Co. Ltd. Class Ha	90,000	16,792
Boyaa Interactive International Ltd.[a,b]	63,000	24,958
Changyou.com Ltd. ADR[a]	2,484	70,297

Security	Shares	Value
Chanjet Information Technology Co. Ltd. Class Ha	7,200	$9,440
Cheetah Mobile Inc. ADR[a,b]	4,437	63,094
Gridsum Holding Inc. ADR[a]	2,187	23,816
IGG Inc.[b]	117,000	149,515
Kingdee International Software Group Co. Ltd.[a,b]	270,022	194,615
National Agricultural Holdings Ltd.[a,b,d]	126,000	15,297
NetDragon Websoft Holdings Ltd.	31,500	82,118
NQ Mobile Inc. ADR[a]	12,168	26,891
Rentian Technology Holdings Ltd.[a,b]	360,000	17,712
Shanghai Baosight Software Co. Ltd. Class B	31,580	54,855
Sinosoft Technology Group Ltd.[b]	99,012	26,824

		776,224
SPECIALTY RETAIL — 2.15%
Boshiwa International Holding Ltd.[a,b,d]	153,000	1,173
China Harmony New Energy Auto Holding Ltd.[a,b]	108,000	77,840
China ZhengTong Auto Services Holdings Ltd.	157,500	142,499
Pou Sheng International Holdings Ltd.[b]	306,000	77,035
Zhongsheng Group Holdings Ltd.	81,000	205,986

		504,533
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.46%
China Goldjoy Group Ltd.	1,080,000	86,949
Coolpad Group Ltd.[a,d]	384,000	2,944
TPV Technology Ltd.	126,000	17,712

		107,605
TEXTILES, APPAREL & LUXURY GOODS — 4.46%
361 Degrees International Ltd.	90,000	33,008
Best Pacific International Holdings Ltd.[b]	36,000	19,322
Bosideng International Holdings Ltd.	378,000	32,364
C.banner International Holdings Ltd.[a,b]	144,000	45,085
China Dongxiang Group Co. Ltd.	477,000	92,653
China Lilang Ltd.	63,000	58,771
China Longevity Group Co. Ltd.[a,d]	96,000	—
Citychamp Watch & Jewellery Group Ltd.[b]	180,000	39,564
Cosmo Lady China Holdings Co. Ltd.[b,c]	90,000	37,839

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
CSMall Group Ltd.[a]	2,400	$—
Fuguiniao Co. Ltd. Class Ha,d	43,200	13,912
HengTen Networks Group Ltd.[a,b]	3,168,000	141,694
HOSA International Ltd.[b]	108,000	40,024
Lao Feng Xiang Co. Ltd. Class B	28,880	106,596
Li Ning Co. Ltd.[a]	216,000	198,740
Luthai Textile Co. Ltd. Class B	28,800	31,173
Shanghai Haixin Group Co. Class B	65,700	39,223
Texhong Textile Group Ltd.[b]	40,500	52,997
Xtep International Holdings Ltd.	139,500	62,037

		1,045,002
TRADING COMPANIES & DISTRIBUTORS — 0.65%
China Aircraft Leasing Group Holdings Ltd.	31,500	30,834
China Chengtong Development Group Ltd.[a,b]	414,000	23,543
CITIC Resources Holdings Ltd.[b]	396,037	39,476
New Provenance Everlasting Holdings Ltd. Class Ha	1,710,000	37,149
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.[b]	364,000	21,397

		152,399
TRANSPORTATION INFRASTRUCTURE — 3.99%
Anhui Expressway Co. Ltd. Class H	54,000	42,439
COSCO SHIPPING International Hong Kong Co. Ltd.	90,000	38,414
Guangdong Provincial Expressway Development Co. Ltd. Class B	49,500	42,129
HNA Infrastructure Co. Ltd. Class H	18,000	19,322
Hopewell Highway Infrastructure Ltd.	130,500	78,881
Jinzhou Port Co. Ltd. Class B	38,700	19,040
Qingdao Port International Co. Ltd.[c]	153,000	111,055
Shenzhen Chiwan Wharf Holdings Ltd. Class B	17,100	28,539
Shenzhen Expressway Co. Ltd. Class H	108,000	109,031
Shenzhen International Holdings Ltd.	130,500	268,828
Sichuan Expressway Co. Ltd. Class H	126,000	45,406
Tianjin Port Development Holdings Ltd.	252,000	36,712
Xiamen International Port Co. Ltd. Class H	144,000	26,867
Yuexiu Transport Infrastructure Ltd.	90,000	67,627

		934,290

Security	Shares	Value
WATER UTILITIES — 1.17%
China Everbright Water Ltd.[b]	97,200	$33,065
China Water Affairs Group Ltd.	126,000	111,262
China Water Industry Group Ltd.[a]	180,000	37,264
CT Environmental Group Ltd.[b]	306,000	53,572
Kangda International Environmental Co. Ltd.[c]	99,000	20,242
Yunnan Water Investment Co. Ltd.	45,000	18,920

		274,325

TOTAL COMMON STOCKS
(Cost: $22,818,556)		23,337,545

SHORT-TERM INVESTMENTS — 22.26%

MONEY MARKET FUNDS — 22.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	5,171,738	5,172,255
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	42,257	42,257

		5,214,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,214,019)		5,214,512

TOTAL INVESTMENTS IN SECURITIES — 121.88%
(Cost: $28,032,575)		28,552,057
Other Assets, Less Liabilities — (21.88)%		(5,125,020)

NET ASSETS — 100.00%		$23,427,037

ADR — American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	6,245,946	—		(1,074,208)[b]	5,171,738	$5,172,255	$142,146	[c]	$(337)	$(1,005)
BlackRock Cash Funds: Treasury,
SL Agency Shares	8,446	33,811	[b]	—	42,257	42,257	201		—	—

						$5,214,512	$142,347		$(337)	$(1,005)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$23,179,946	$28,539	$129,060	$23,337,545
Money market funds	5,214,512	—	—	5,214,512

Total	$28,394,458	$28,539	$129,060	$28,552,057

A reconciliation of investments in which Level 3 inputs were used in determining fair value is presented when a Fund has a significant amount of Level 3 financial instruments at the beginning and/or end of the period in relation to the Fund’s net assets. Additional disclosure on Level 3 inputs are presented when a Fund has a significant amount of Level 3 investments at the end of the period.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2018

The following table includes a rollforward for the period ended February 28, 2018 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks
Balance at beginning of period	$223,862
Realized gain (loss) and change in unrealized appreciation/depreciation	(82,422)
Purchases	3,163
Sales	(56,355)
Transfers ina	40,812 [b]
Transfers out[a]	—

Balance at end of period	$129,060

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(77,452)

[a]	Represents the value as of the beginning of the reporting period.
[b]	Transfers in to Level 3 are due to the suspension of trading of equity securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.86%

AUTOMOBILES — 8.14%
Astra International Tbk PT	79,583,130	$46,742,101

		46,742,101
BANKS — 36.05%
Bank Bukopin Tbk PT	23,169,299	1,061,691
Bank Central Asia Tbk PT	38,959,058	65,670,885
Bank Danamon Indonesia Tbk PT	14,059,060	6,749,085
Bank Mandiri Persero Tbk PT	73,441,460	44,336,773
Bank Negara Indonesia Persero Tbk PT	30,575,958	21,627,901
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	10,021,336	1,654,612
Bank Pembangunan Daerah Jawa Timur Tbk PT	18,237,300	981,605
Bank Rakyat Indonesia Persero Tbk PT	218,802,660	60,157,403
Bank Tabungan Negara Persero Tbk PT	17,821,326	4,847,930

		207,087,885
CAPITAL MARKETS — 0.41%
Kresna Graha Investama Tbk PTa	53,979,800	2,336,108

		2,336,108
CONSTRUCTION & ENGINEERING — 2.30%
Adhi Karya Persero Tbk PT	7,216,910	1,301,810
PP Persero Tbk PT	12,609,322	2,843,139
Sitara Propertindo Tbk PTa	14,208,600	852,609
Totalindo Eka Persada Tbk PTa	6,756,700	2,334,388
Waskita Karya Persero Tbk PT	19,320,200	4,089,303
Wijaya Karya Persero Tbk PT	12,793,870	1,791,337

		13,212,586
CONSTRUCTION MATERIALS — 4.14%
Indocement Tunggal Prakarsa Tbk PT	7,492,244	11,975,274
Semen Indonesia Persero Tbk PT	12,166,655	9,845,004
Waskita Beton Precast Tbk PT	44,315,500	1,547,183
Wijaya Karya Beton Tbk PT	10,747,300	437,756

		23,805,217
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.02%
Inovisi Infracom Tbk PTa,b	9,476,400	—
Link Net Tbk PT	4,343,400	1,753,345
Telekomunikasi Indonesia Persero Tbk PT	199,477,690	58,036,205

Security	Shares	Value
Tower Bersama Infrastructure Tbk PT	8,640,700	$3,535,218

		63,324,768
FOOD PRODUCTS — 5.74%
Charoen Pokphand Indonesia Tbk PT	29,969,425	7,498,623
Eagle High Plantations Tbk PTa	44,728,352	754,772
Indofood CBP Sukses Makmur Tbk PT	9,642,454	6,294,579
Indofood Sukses Makmur Tbk PT	17,821,430	9,819,059
Inti Agri Resources Tbk PTa	122,005,100	2,005,539
Japfa Comfeed Indonesia Tbk PT	18,600,300	2,191,693
Nippon Indosari Corpindo Tbk PT	7,654,433	684,799
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,444,700	1,258,183
Salim Ivomas Pratama Tbk PT	12,862,000	491,148
Sawit Sumbermas Sarana Tbk PT	9,652,000	1,014,448
Tunas Baru Lampung Tbk PT	10,828,200	952,986

		32,965,829
GAS UTILITIES — 1.49%
Perusahaan Gas Negara Persero Tbk PT	44,142,107	8,572,530

		8,572,530
HEALTH CARE PROVIDERS & SERVICES — 0.18%
Siloam International Hospitals Tbk PTa	1,671,665	1,039,585

		1,039,585
HOUSEHOLD PRODUCTS — 4.23%
Sekawan Intipratama Tbk PTa,b	30,572,100	51,144
Unilever Indonesia Tbk PT	6,183,104	24,240,412

		24,291,556
INSURANCE — 0.24%
Panin Financial Tbk PTa	68,282,578	1,370,767

		1,370,767
MARINE — 0.00%
Berlian Laju Tanker Tbk PTa,b	20,137,514	—

		—
MEDIA — 1.76%
Global Mediacom Tbk PT	28,780,100	1,266,463
Media Nusantara Citra Tbk PT	20,743,400	2,315,970
MNC Investama Tbk PTa	97,409,600	864,383
Surya Citra Media Tbk PT	23,769,300	4,927,265
Visi Media Asia Tbk PTa	33,371,700	752,462

		10,126,543

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

February 28, 2018

Security	Shares	Value
METALS & MINING — 0.77%
Aneka Tambang Persero Tbk PTa	33,809,654	$2,348,490
Krakatau Steel Persero Tbk PTa	15,046,193	558,138
Pelat Timah Nusantara Tbk PTa	2,045,200	537,017
Timah Tbk PT	11,806,980	1,000,482

		4,444,127
MULTILINE RETAIL — 1.84%
Matahari Department Store Tbk PT	10,035,800	7,774,031
Mitra Adiperkasa Tbk PT	3,028,500	1,674,117
Ramayana Lestari Sentosa Tbk PT	12,944,800	1,111,021

		10,559,169
OIL, GAS & CONSUMABLE FUELS — 7.85%
Adaro Energy Tbk PT	58,452,039	9,991,075
Bukit Asam Persero Tbk PT	14,072,850	3,244,786
Bumi Resources Tbk PTa	105,415,100	2,422,895
Delta Dunia Makmur Tbk PTa	18,561,300	1,498,567
Harum Energy Tbk PTa	3,286,500	812,750
Indika Energy Tbk PTa	7,403,500	2,326,299
Indo Tambangraya Megah Tbk PT	1,379,280	3,089,924
Medco Energi Internasional Tbk PTa	32,169,033	3,685,218
Sugih Energy Tbk PTa	119,120,611	433,213
United Tractors Tbk PT	6,795,296	17,595,559

		45,100,286
PERSONAL PRODUCTS — 0.12%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	13,484,700	666,952

		666,952
PHARMACEUTICALS — 1.89%
Indofarma Persero Tbk PTa	2,512,900	806,043
Kalbe Farma Tbk PT	86,459,485	10,061,838

		10,867,881
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.02%
Alam Sutera Realty Tbk PT	39,942,316	1,138,843
Bumi Serpong Damai Tbk PT	31,851,422	4,482,853
Ciputra Development Tbk PT	56,556,413	5,306,599
Hanson International Tbk PTa	256,304,435	2,833,638
Intiland Development Tbk PT	25,354,520	663,900
Kawasan Industri Jababeka Tbk PT	58,762,213	1,188,195
Lippo Karawaci Tbk PT	56,640,162	2,121,663

Security	Shares	Value
Modernland Realty Tbk PT	35,564,418	$858,813
Pakuwon Jati Tbk PT	89,121,377	4,375,527
PP Properti Tbk PT	88,122,939	1,198,603
Sentul City Tbk PTa	90,133,800	1,350,515
Summarecon Agung Tbk PT	41,299,958	3,334,396

		28,853,545
SPECIALTY RETAIL — 0.54%
Ace Hardware Indonesia Tbk PT	31,965,679	3,092,290

		3,092,290
TEXTILES, APPAREL & LUXURY GOODS — 0.14%
Sri Rejeki Isman Tbk PT	33,918,400	828,933

		828,933
TOBACCO — 4.32%
Gudang Garam Tbk PT	1,964,242	11,393,847
Hanjaya Mandala Sampoerna Tbk PT	38,232,700	13,403,761

		24,797,608
TRADING COMPANIES & DISTRIBUTORS — 0.57%
AKR Corporindo Tbk PT	7,434,700	3,298,663

		3,298,663
TRANSPORTATION INFRASTRUCTURE — 0.61%
Jasa Marga Persero Tbk PT	9,054,308	3,523,333

		3,523,333
WIRELESS TELECOMMUNICATION SERVICES — 0.49%
XL Axiata Tbk PTa	13,039,300	2,797,828

		2,797,828

TOTAL COMMON STOCKS
(Cost: $594,996,823)		573,706,090

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	237,081	237,081

		237,081

TOTAL SHORT-TERM INVESTMENTS
(Cost: $237,081)		237,081

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $595,233,904)		573,943,171
Other Assets, Less Liabilities — 0.10%		569,509

NET ASSETS — 100.00%		$574,512,680

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

February 28, 2018

[a]	Non-income producing security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	146,022	91,059	[b]	—	237,081	$237,081	$1,236	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$573,654,946	$—	$51,144	$573,706,090
Money market funds	237,081	—	—	237,081

Total	$573,892,027	$—	$51,144	$573,943,171

See notes to financial statements.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PERU ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.85%

BANKS — 29.63%
BBVA Banco Continental SA	3,442,291	$4,485,586
Credicorp Ltd.	195,962	42,415,975
Intercorp Financial Services Inc.	207,125	8,601,901

		55,503,462
CONSTRUCTION & ENGINEERING — 1.29%
Grana y Montero SAA[a]	4,823,124	2,410,453

		2,410,453
CONSTRUCTION MATERIALS — 4.94%
Cementos Pacasmayo SAA	2,021,075	4,895,445
Union Andina de Cementos SAA	4,759,069	4,362,905

		9,258,350
ELECTRIC UTILITIES — 2.81%
Enel Distribucion Peru SAA	1,052,342	1,871,404
Luz del Sur SAA	915,127	3,386,656

		5,258,060
FOOD & STAPLES RETAILING — 2.98%
InRetail Peru Corp.[b]	261,757	5,588,512

		5,588,512
FOOD PRODUCTS — 5.47%
Alicorp SAA	2,658,278	8,965,524
Casa Grande SAA	734,923	1,268,624

		10,234,148
METALS & MINING — 45.80%
Cia. de Minas Buenaventura SAA ADR	1,136,274	17,669,061
Cia. Minera Atacocha SAA Class Ba	3,492,091	717,370
Cia. Minera Milpo SAA	3,878,000	6,206,702
Hochschild Mining PLC	1,854,435	5,225,250
Minsur SA	7,770,804	4,169,525
Pan American Silver Corp.	227,863	3,453,467
Sociedad Minera Cerro Verde SAA[a]	166,762	4,911,141
Southern Copper Corp.	498,958	26,310,055
Tahoe Resources Inc.	840,765	4,120,657
Trevali Mining Corp.[a]	5,232,356	6,166,042
Volcan Cia. Minera SAA Class B	18,093,984	6,823,732

		85,773,002
MULTILINE RETAIL — 2.40%
SACI Falabella	444,380	4,497,380

		4,497,380

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.09%
Refineria La Pampilla SAA Relapasa[a]	20,864,764	$2,047,133

		2,047,133
TRADING COMPANIES & DISTRIBUTORS — 3.44%
Ferreycorp SAA	8,296,851	6,436,006

		6,436,006

TOTAL COMMON STOCKS
(Cost: $212,903,992)		187,006,506

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	230,101	230,101

		230,101

TOTAL SHORT-TERM INVESTMENTS (Cost: $230,101)		230,101

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $213,134,093)		187,236,607
Other Assets, Less Liabilities — 0.03%		59,098

NET ASSETS — 100.00%		$187,295,705

ADR — American Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PERU ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	92,100	138,001	[b]	—	230,101	$230,101	$1,358	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$187,006,506	$—	$—	$187,006,506
Money market funds	230,101	—	—	230,101

Total	$187,236,607	$—	$—	$187,236,607

See notes to financial statements.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.87%

AIRLINES — 0.63%
Cebu Air Inc.	579,720	$1,116,473

		1,116,473
BANKS — 15.62%
Bank of the Philippine Islands	2,143,749	4,935,398
BDO Unibank Inc.	5,363,174	16,044,211
East West Banking Corp.	1,028,200	552,796
Metropolitan Bank & Trust Co.	1,729,874	3,250,157
Security Bank Corp.	616,750	2,915,588

		27,698,150
CHEMICALS — 0.87%
D&L Industries Inc.	6,825,700	1,546,530

		1,546,530
CONSTRUCTION & ENGINEERING — 0.47%
Megawide Construction Corp.	2,046,700	831,177

		831,177
CONSTRUCTION MATERIALS — 0.25%
CEMEX Holdings Philippines Inc.[a,b]	6,377,900	448,216

		448,216
DIVERSIFIED FINANCIAL SERVICES — 13.57%
Ayala Corp.	677,543	13,751,209
GT Capital Holdings Inc.	236,546	6,131,665
Metro Pacific Investments Corp.	38,693,750	4,182,907

		24,065,781
ELECTRIC UTILITIES — 2.65%
First Philippine Holdings Corp.	605,639	723,906
Manila Electric Co.	614,320	3,970,432

		4,694,338
FOOD & STAPLES RETAILING — 0.48%
Cosco Capital Inc.	6,048,000	850,064

		850,064
FOOD PRODUCTS — 4.30%
Century Pacific Food Inc.	2,414,700	752,971
Universal Robina Corp.	2,405,868	6,883,148

		7,636,119
HOTELS, RESTAURANTS & LEISURE — 6.13%
Bloomberry Resorts Corp.[b]	10,517,065	2,907,944
Jollibee Foods Corp.	1,181,631	6,770,328
Melco Resorts And Entertainment (Philippines) Corp.[b]	4,641,300	681,758
Premium Leisure Corp.	21,583,000	522,170

		10,882,200

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.51%
Aboitiz Power Corp.	4,010,235	$2,964,555
First Gen Corp.	3,496,237	973,415
Lopez Holdings Corp.	5,051,450	522,798

		4,460,768
INDUSTRIAL CONGLOMERATES — 20.72%
Aboitiz Equity Ventures Inc.	5,380,837	7,996,866
Alliance Global Group Inc.[b]	11,181,039	3,190,289
DMCI Holdings Inc.	10,870,260	2,905,415
JG Summit Holdings Inc.	7,812,282	10,800,390
SM Investments Corp.	657,316	11,863,998

		36,756,958
METALS & MINING — 0.21%
Nickel Asia Corp.	3,040,300	366,027

		366,027
OIL, GAS & CONSUMABLE FUELS — 0.64%
Petron Corp.	6,405,000	1,130,222

		1,130,222
REAL ESTATE MANAGEMENT & DEVELOPMENT — 22.66%
Ayala Land Inc.	20,089,400	15,853,962
DoubleDragon Properties Corp.[b]	1,836,290	1,128,289
Filinvest Land Inc.	26,257,590	892,395
Megaworld Corp.	30,796,660	2,867,968
Robinsons Land Corp.	5,675,406	2,114,111
SM Prime Holdings Inc.	23,626,435	16,014,077
Vista Land & Lifescapes Inc.	10,513,100	1,312,119

		40,182,921
TRANSPORTATION INFRASTRUCTURE — 1.65%
International Container Terminal Services Inc.	1,381,923	2,918,808

		2,918,808
WATER UTILITIES — 0.95%
Manila Water Co. Inc.	3,365,029	1,679,930

		1,679,930
WIRELESS TELECOMMUNICATION SERVICES — 5.56%
Globe Telecom Inc.	90,625	2,996,472
PLDT Inc.	235,524	6,873,972

		9,870,444

TOTAL COMMON STOCKS (Cost: $198,324,897)		177,135,126

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

February 28, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	69,085	$69,085

		69,085

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,085)		69,085

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $198,393,982)		177,204,211
Other Assets, Less Liabilities — 0.09%		154,170

NET ASSETS — 100.00%		$177,358,381

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	36,088	32,997	[b]	—	69,085	$69,085	$375	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$177,135,126	$—	$—	$177,135,126
Money market funds	69,085	—	—	69,085

Total	$177,204,211	$—	$—	$177,204,211

See notes to financial statements.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.96%

BANKS — 35.89%
Alior Bank SAa	455,944	$11,090,080
Bank Handlowy w Warszawie SA	176,485	4,315,880
Bank Millennium SAa	3,093,107	7,546,035
Bank Pekao SA	738,315	28,537,192
Bank Zachodni WBK SA	154,320	16,851,694
Getin Noble Bank SAa,b	2,875,622	1,275,537
mBank SAa	74,451	9,950,699
Powszechna Kasa Oszczednosci Bank Polski SAa	4,513,555	56,729,792

		136,296,909
CAPITAL MARKETS — 0.55%
Warsaw Stock Exchange	163,846	2,103,808

		2,103,808
CHEMICALS — 1.73%
Ciech SAa	152,687	2,586,556
Grupa Azoty SA	234,974	3,983,947

		6,570,503
CONSTRUCTION & ENGINEERING — 0.93%
Budimex SA	62,490	3,534,125

		3,534,125
CONSUMER FINANCE — 1.41%
KRUK SA	86,446	5,348,085

		5,348,085
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.99%
Netia SA	1,174,821	1,844,470
Orange Polska SAa	3,429,105	5,703,917

		7,548,387
ELECTRIC UTILITIES — 6.14%
Enea SA	1,179,992	3,484,794
Energa SA	1,112,892	3,384,062
PGE Polska Grupa Energetyczna SAa	4,177,657	12,361,988
Tauron Polska Energia SAa	5,516,814	4,105,312

		23,336,156
FOOD & STAPLES RETAILING — 1.72%
Dino Polska SAa,c	155,109	3,863,297
Eurocash SAb	438,666	2,678,016

		6,541,313
HEALTH CARE PROVIDERS & SERVICES — 0.29%
Neuca SA	14,592	1,107,148

		1,107,148

Security	Shares	Value
INSURANCE — 9.50%
Powszechny Zaklad Ubezpieczen SA	2,894,205	$36,089,408

		36,089,408
MEDIA — 1.87%
Cyfrowy Polsat SA	1,041,318	7,098,618

		7,098,618
METALS & MINING — 6.93%
Boryszew SAa	542,895	1,563,690
Jastrzebska Spolka Weglowa SAa	269,945	7,263,129
KGHM Polska Miedz SA	545,019	16,700,079
Stalprodukt SAb	5,359	788,192

		26,315,090
OIL, GAS & CONSUMABLE FUELS — 17.16%
Grupa Lotos SA	468,502	7,680,876
Lubelski Wegiel Bogdanka SA	77,940	1,196,365
Polski Koncern Naftowy ORLEN SA	1,458,109	41,070,017
Polskie Gornictwo Naftowe i Gazownictwo SA	8,599,936	15,208,467

		65,155,725
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.73%
Globe Trade Centre SA	1,057,511	2,762,012

		2,762,012
ROAD & RAIL — 0.81%
PKP Cargo SAa	175,943	3,070,370

		3,070,370
SOFTWARE — 4.21%
Asseco Poland SA	393,660	5,429,159
CD Projekt SA	338,227	10,561,112

		15,990,271
TEXTILES, APPAREL & LUXURY GOODS — 7.21%
CCC SA	144,823	10,650,148
LPP SA	6,363	16,739,606

		27,389,754
WIRELESS TELECOMMUNICATION SERVICES — 0.89%
PLAY Communications SAa,c	342,623	3,379,487

		3,379,487

TOTAL COMMON STOCKS (Cost: $380,322,919)		379,637,169

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND ETF

February 28, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.90%

MONEY MARKET FUNDS — 0.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	3,121,588	$3,121,900
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	278,741	278,741

		3,400,641

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,400,581)		3,400,641

Value
TOTAL INVESTMENTS IN SECURITIES — 100.86%
(Cost: $383,723,500)	$383,037,810
Other Assets, Less Liabilities — (0.86)%	(3,264,873)

NET ASSETS — 100.00%	$379,772,937

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,190,556	—		(3,068,968)[b]	3,121,588	$3,121,900	$48,830	[c]	$401	$(1,534)
BlackRock Cash Funds: Treasury, SL Agency Shares	97,375	181,366	[b]	—	278,741	278,741	2,043		—	—

						$3,400,641	$50,873		$401	$(1,534)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$379,637,169	$—	$—	$379,637,169
Money market funds	3,400,641	—	—	3,400,641

Total	$383,037,810	$—	$—	$383,037,810

See notes to financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI QATAR ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.04%

AIR FREIGHT & LOGISTICS — 1.15%
Gulf Warehousing Co.	52,197	$581,698

		581,698
BANKS — 47.27%
Commercial Bank PQSC (The)[a]	275,733	2,133,396
Doha Bank QPSC	233,474	2,090,984
Masraf Al Rayan QSC	512,631	5,279,066
Qatar First Bank[a]	296,889	541,543
Qatar International Islamic Bank QSC	62,589	1,026,122
Qatar Islamic Bank SAQ	77,495	2,037,767
Qatar National Bank QPSC	328,452	10,749,894

		23,858,772
CONSTRUCTION MATERIALS — 0.98%
Qatar National Cement Co. QSC	30,056	493,909

		493,909
DIVERSIFIED FINANCIAL SERVICES — 1.26%
Qatar Industrial Manufacturing Co. QSC	27,855	334,913
Salam International Investment Ltd. QSC[a]	187,461	300,353

		635,266
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.69%
Ooredoo QPSC	99,360	2,367,528

		2,367,528
ENERGY EQUIPMENT & SERVICES — 0.87%
Gulf International Services QSC[a]	91,510	440,858

		440,858
FOOD & STAPLES RETAILING — 0.82%
Al Meera Consumer Goods Co. QSC	10,141	415,783

		415,783
HEALTH CARE PROVIDERS & SERVICES — 1.03%
Medicare Group	25,352	520,830

		520,830
INDUSTRIAL CONGLOMERATES — 12.50%
Industries Qatar QSC	211,373	5,980,179
Mannai Corp. QSC	20,195	327,992

		6,308,171
INSURANCE — 4.43%
Qatar Insurance Co. SAQ	210,939	2,238,685

		2,238,685

Security	Shares	Value
MARINE — 3.00%
Qatar Navigation QSC	88,320	$1,514,251

		1,514,251
MULTI-UTILITIES — 3.91%
Qatar Electricity & Water Co. QSC	42,105	1,973,095

		1,973,095
OIL, GAS & CONSUMABLE FUELS — 3.88%
Qatar Gas Transport Co. Ltd.	419,225	1,956,506

		1,956,506
REAL ESTATE MANAGEMENT & DEVELOPMENT — 10.66%
Barwa Real Estate Co.	152,758	1,409,932
Ezdan Holding Group QSC	907,536	2,261,880
Mazaya Qatar Real Estate Development QSC[a]	135,708	286,938
National Leasing	59,856	165,247
United Development Co. QSC	277,863	1,255,680

		5,379,677
WIRELESS TELECOMMUNICATION SERVICES — 2.59%
Vodafone Qatar QSC[a]	548,734	1,307,511

		1,307,511

TOTAL COMMON STOCKS
(Cost: $51,915,725)		49,992,540

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	53,623	53,623

		53,623

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,623)		53,623

TOTAL INVESTMENTS IN SECURITIES — 99.15%
(Cost: $51,969,348)		50,046,163
Other Assets, Less Liabilities — 0.85%		429,514

NET ASSETS — 100.00%		$50,475,677

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI QATAR ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	71,070	—	(17,447)[b]	53,623	$53,623	$726	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$—	$49,992,540	$—	$49,992,540
Money market funds	53,623	—	—	53,623

Total	$53,623	$49,992,540	$—	$50,046,163

The Fund had transfers from Level 1 to Level 2 during the six months ended February 28, 2018 in the amount of $49,404,032 (the value of the securities as of the beginning of the period), resulting from the temporary use of an offshore spot rate to translate Qatari riyal into U.S. dollars.

See notes to financial statements.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SAUDI ARABIA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.99%

BANKS — 36.30%
Al Rajhi Bank	393,859	$7,674,911
Alinma Bank	381,786	2,019,741
Arab National Bank	181,876	1,238,598
Bank Al-Jazira	132,410	447,334
Bank AlBilad	152,770	867,257
Banque Saudi Fransi	188,197	1,462,299
National Commercial Bank	393,272	6,163,914
Riyad Bank	622,033	2,181,088
Samba Financial Group	489,650	3,223,598
Saudi British Bank (The)	116,914	882,240

		26,160,980
BUILDING PRODUCTS — 0.14%
Saudi Ceramic Co.	14,599	97,514

		97,514
CHEMICALS — 24.92%
Advanced Petrochemical Co.	50,112	584,727
Alujain Corp.[a]	20,099	107,829
National Industrialization Co.[a]	170,320	819,287
Sahara Petrochemical Co.	112,531	498,698
Saudi Arabian Fertilizer Co.	84,316	1,488,339
Saudi Basic Industries Corp.	373,284	10,431,209
Saudi Industrial Investment Group	114,589	627,592
Saudi International Petrochemical Co.[a]	94,259	466,985
Saudi Kayan Petrochemical Co.[a]	315,878	1,075,584
Yanbu National Petrochemical Co.	103,010	1,856,778

		17,957,028
COMMERCIAL SERVICES & SUPPLIES — 0.61%
Saudi Airlines Catering Co.	19,386	442,792

		442,792
CONSTRUCTION MATERIALS — 3.66%
Arabian Cement Co./Saudi Arabia	26,493	243,292
City Cement Co.	52,207	151,458
Eastern Province Cement Co.	23,556	161,299
Najran Cement Co.[a]	48,066	119,963
Northern Region Cement Co.[a]	50,123	140,200
Qassim Cement Co. (The)	23,627	287,281
Saudi Cement Co.	39,139	528,282
Southern Province Cement Co.	33,102	430,733
Yamama Cement Co.	53,743	233,727
Yanbu Cement Co.	40,825	341,814

		2,638,049

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.15%
Aseer Trading Tourism & Manufacturing Co.	36,109	$107,548

		107,548
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.43%
Saudi Telecom Co.	193,160	3,910,276

		3,910,276
ELECTRIC UTILITIES — 3.21%
Saudi Electricity Co.	429,895	2,314,370

		2,314,370
FOOD & STAPLES RETAILING — 0.65%
Abdullah Al Othaim Markets Co.	11,589	468,158

		468,158
FOOD PRODUCTS — 7.01%
Almarai Co. JSC	229,188	3,152,152
Halwani Brothers Co.	6,870	100,220
National Agriculture Development Co. (The)[a]	22,964	195,699
Saudia Dairy & Foodstuff Co.	8,560	271,730
Savola Group (The)[a]	135,920	1,334,809

		5,054,610
GAS UTILITIES — 0.23%
National Gas & Industrialization Co.	20,532	164,845

		164,845
HEALTH CARE PROVIDERS & SERVICES — 2.63%
Al Hammadi Development and Investment Co.	31,368	306,294
Dallah Healthcare Holding Co.	13,979	421,200
Middle East Healthcare Co.	14,956	238,120
Mouwasat Medical Services Co.	12,746	600,306
National Medical Care Co.[a]	12,346	178,427
Saudi Chemical Co.	17,521	151,837

		1,896,184
HOTELS, RESTAURANTS & LEISURE — 1.06%
Abdul Mohsen Al-Hokair Tourism and Development Co.	16,188	89,308
Al Tayyar Travel Group Holding Co.	54,118	410,831
Dur Hospitality Co.	20,957	106,509
Herfy Food Services Co.	12,729	158,166

		764,814
INSURANCE — 1.70%
Al Rahjhi Co.[a]	9,875	189,005
Bupa Arabia for Cooperative Insurance Co.	18,960	403,436

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SAUDI ARABIA ETF

February 28, 2018

Security	Shares	Value
Co for Cooperative Insurance (The)	31,811	$558,896
Mediterranean & Gulf Insurance & Reinsurance Co. (The)[a]	10,900	76,614

		1,227,951
MEDIA — 0.52%
Saudi Research & Marketing Group[a]	18,981	375,338

		375,338
METALS & MINING — 4.19%
Al Yamamah Steel Industries	11,603	70,571
Saudi Arabian Mining Co.[a]	208,351	2,835,014
Zamil Industrial Investment Co.	17,134	117,279

		3,022,864
OIL, GAS & CONSUMABLE FUELS — 1.01%
Rabigh Refining & Petrochemical Co.[a]	113,565	724,335

		724,335
PHARMACEUTICALS — 0.34%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	31,787	247,410

		247,410
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.54%
Arriyadh Development Co.	36,145	191,023
Dar Al Arkan Real Estate Development Co.[a]	274,012	713,835
Emaar Economic City[a]	216,435	723,701
Red Sea Housing Services Co.	13,798	67,991
Saudi Real Estate Co.	23,931	137,449

		1,833,999
ROAD & RAIL — 0.43%
Saudi Public Transport Co.	34,767	145,731
United International Transportation Co.	19,626	161,287

		307,018
SPECIALTY RETAIL — 1.84%
Jarir Marketing Co.	22,901	1,038,095
Saudi Co. For Hardware CJSC	4,750	143,122
United Electronics Co.	9,544	142,716

		1,323,933
WIRELESS TELECOMMUNICATION SERVICES — 1.42%
Etihad Etisalat Co.[a]	196,075	756,528
Mobile Telecommunications Co.[a]	141,372	264,627

		1,021,155

TOTAL COMMON STOCKS
(Cost: $71,163,835)		72,061,171

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	25,461	$25,461

		25,461

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,461)		25,461

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $71,189,296)		72,086,632
Other Assets, Less Liabilities — (0.02)%		(15,041)

NET ASSETS — 100.00%		$72,071,591

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SAUDI ARABIA ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,706	20,755 [b]	—	25,461	$25,461	$86	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$72,061,171	$—	$—	$72,061,171
Money market funds	25,461	—	—	25,461

Total	$72,086,632	$—	$—	$72,086,632

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® MSCI UAE ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.68%

AIRLINES — 2.52%
Air Arabia PJSC	3,088,653	$1,101,604

		1,101,604
BANKS — 21.80%
Abu Dhabi Commercial Bank PJSC	1,006,072	1,999,571
Ajman Bank PJSC[a]	1,871,180	555,299
Dubai Islamic Bank PJSC	1,117,353	1,843,521
First Abu Dhabi Bank PJSC	1,183,698	3,722,270
Union National Bank PJSC	1,342,320	1,410,680

		9,531,341
BUILDING PRODUCTS — 0.90%
National Central Cooling Co. PJSC	809,411	394,464

		394,464
CAPITAL MARKETS — 6.51%
Amanat Holdings PJSC	1,967,171	787,308
Dubai Financial Market PJSC[a]	3,007,633	892,558
Dubai Investments PJSC	1,939,847	1,167,198

		2,847,064
CONSTRUCTION & ENGINEERING — 4.65%
Arabtec Holding PJSC[a]	1,101,263	737,584
Drake & Scull International PJSC[a]	1,131,199	566,685
Orascom Construction Ltd.[a]	96,062	730,071

		2,034,340
DIVERSIFIED FINANCIAL SERVICES — 3.80%
Al Waha Capital PJSC	1,448,617	847,963
Gulf General Investment Co.[a]	3,588,363	341,940
SHUAA Capital PSC[a]	1,553,292	469,419

		1,659,322
DIVERSIFIED TELECOMMUNICATION SERVICES — 16.62%
Emirates Telecommunications Group Co. PJSC	1,551,868	7,267,218

		7,267,218
ENERGY EQUIPMENT & SERVICES — 1.27%
Lamprell PLC[a]	537,548	553,274

		553,274
FOOD PRODUCTS — 0.81%
Agthia Group PJSC	296,117	353,926

		353,926
HEALTH CARE PROVIDERS & SERVICES — 4.50%
NMC Health PLC	41,590	1,967,847

		1,967,847

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.78%
DXB Entertainments PJSC[a]	5,144,402	$777,343

		777,343
OIL, GAS & CONSUMABLE FUELS — 2.26%
Dana Gas PJSC[a]	4,831,934	986,660

		986,660
REAL ESTATE MANAGEMENT & DEVELOPMENT — 24.16%
Aldar Properties PJSC	3,353,573	1,972,180
DAMAC Properties Dubai Co. PJSC	2,092,917	1,709,457
Deyaar Development PJSC[a]	601,088	86,409
Emaar Malls PJSC	1,032,417	595,903
Emaar Properties PJSC	3,044,166	5,113,738
Eshraq Properties Co. PJSC[a]	2,761,493	548,848
RAK Properties PJSC	2,400,182	535,850

		10,562,385
THRIFTS & MORTGAGE FINANCE — 1.04%
Amlak Finance PJSC[a]	1,825,328	452,238

		452,238
TRANSPORTATION INFRASTRUCTURE — 7.06%
DP World Ltd.	126,265	3,087,179

		3,087,179

TOTAL COMMON STOCKS (Cost: $42,006,792)		43,576,205

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	23,418	23,418

		23,418

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,418)		23,418

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $42,030,210)		43,599,623
Other Assets, Less Liabilities — 0.27%		116,457

NET ASSETS — 100.00%		$43,716,080

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UAE ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$14	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	46,566	—		(23,148)[b]	23,418	23,418	277		—	—

						$23,418	$291		$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$43,576,205	$—	$—	$43,576,205
Money market funds	23,418	—	—	23,418

Total	$43,599,623	$—	$—	$43,599,623

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2018

	iShares MSCI Argentina and Global Exposure ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$59,625,360	$45,524,887	$2,615,828,745
Affiliated (Note 2)	1,216,151	69,182	363,586,381

Total cost of investments in securities	$60,841,511	$45,594,069	$2,979,415,126

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$66,335,936	$81,400,760	$3,508,225,524
Affiliated (Note 2)	1,216,151	69,182	363,596,821
Foreign currency, at value[b]	13,999	34,055	2,808,109
Foreign currency pledged to broker for futures contracts, at value[b]	—	—	308,614
Receivables:
Investment securities sold	2,792,351	1,131,353	6,745,561
Due from custodian (Note 4)	67,603	—	—
Dividends and interest	100	358,132	281,819
Capital shares sold	—	—	73,875,844

Total Assets	70,426,140	82,993,482	3,955,842,292

LIABILITIES
Payables:
Investment securities purchased	2,766,490	1,132,657	81,740,856
Collateral for securities on loan (Note 1)	1,027,500	—	360,861,091
Capital shares redeemed	45,863	—	—
Futures variation margin	—	—	89,676
Investment advisory fees (Note 2)	29,527	36,043	1,523,332

Total Liabilities	3,869,380	1,168,700	444,214,955

NET ASSETS	$66,556,760	$81,824,782	$3,511,627,337

Net assets consist of:
Paid-in capital	$58,377,636	$96,680,423	$2,854,731,668
Undistributed (distributions in excess of) net investment income	59,412	(1,540,613)	(6,830,081)
Undistributed net realized gain (accumulated net realized loss)	1,409,158	(49,194,007)	(228,646,161)
Net unrealized appreciation	6,710,554	35,878,979	892,371,911

NET ASSETS	$66,556,760	$81,824,782	$3,511,627,337

Shares outstanding[c]	2,100,000	4,650,000	50,200,000

Net asset value per share	$31.69	$17.60	$69.95

[a]	Securities on loan with values of $973,772, $ — and $348,529,246, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts, if any: $13,998, $34,197 and $3,117,775, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2018

	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF	iShares MSCI Peru ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$22,818,556	$594,996,823	$212,903,992
Affiliated (Note 2)	5,214,019	237,081	230,101

Total cost of investments in securities	$28,032,575	$595,233,904	$213,134,093

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$23,337,545	$573,706,090	$187,006,506
Affiliated (Note 2)	5,214,512	237,081	230,101
Foreign currency, at value[b]	70,708	301,700	19,762
Receivables:
Investment securities sold	396,052	473,849	2,404,684
Dividends and interest	27,232	49,915	87

Total Assets	29,046,049	574,768,635	189,661,140

LIABILITIES
Payables:
Investment securities purchased	436,555	6	2,280,534
Collateral for securities on loan (Note 1)	5,172,001	—	—
Foreign taxes (Note 1)	—	—	199
Investment advisory fees (Note 2)	10,456	255,949	84,702

Total Liabilities	5,619,012	255,955	2,365,435

NET ASSETS	$23,427,037	$574,512,680	$187,295,705

Net assets consist of:
Paid-in capital	$27,428,857	$654,973,422	$297,734,615
Distributions in excess of net investment income	(205,322)	(1,026,872)	(630,159)
Accumulated net realized loss	(4,315,969)	(58,134,773)	(83,911,093)
Net unrealized appreciation (depreciation)	519,471	(21,299,097)	(25,897,658)

NET ASSETS	$23,427,037	$574,512,680	$187,295,705

Shares outstanding[c]	450,000	19,900,000	4,450,000

Net asset value per share	$52.06	$28.87	$42.09

[a]	Securities on loan with values of $4,754,333, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $70,717, $309,525 and $19,777, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2018

	iShares MSCI Philippines ETF	iShares MSCI Poland ETF	iShares MSCI Qatar ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$198,324,897	$380,322,919	$51,915,725
Affiliated (Note 2)	69,085	3,400,581	53,623

Total cost of investments in securities	$198,393,982	$383,723,500	$51,969,348

Investments in securities, at fair value[a] (Note 1):
Unaffiliated	$177,135,126	$379,637,169	$49,992,540
Affiliated (Note 2)	69,085	3,400,641	53,623
Foreign currency, at value[b]	1,261	165,922	329,500
Cash	—	—	121,447
Receivables:
Investment securities sold	106,544	503,010	8,630,295
Due from custodian (Note 4)	—	508,333	—
Dividends and interest	129,633	14,488	270,072

Total Assets	177,441,649	384,229,563	59,397,477

LIABILITIES
Payables:
Investment securities purchased	—	1,131,985	1,542,309
Collateral for securities on loan (Note 1)	—	3,114,685	—
Capital shares redeemed	—	—	7,352,942
Professional fees (Note 8)	—	33,437	—
Investment advisory fees (Note 2)	83,268	176,519	26,549

Total Liabilities	83,268	4,456,626	8,921,800

NET ASSETS	$177,358,381	$379,772,937	$50,475,677

Net assets consist of:
Paid-in capital	$235,444,454	$429,441,335	$71,767,895
Undistributed (distributions in excess of) net investment income	(303,788)	(2,753,340)	1,167,916
Accumulated net realized loss	(36,592,571)	(46,225,537)	(20,527,872)
Net unrealized depreciation	(21,189,714)	(689,521)	(1,932,262)

NET ASSETS	$177,358,381	$379,772,937	$50,475,677

Shares outstanding[c]	4,850,000	14,350,000	3,150,000

Net asset value per share	$36.57	$26.47	$16.02

[a]	Securities on loan with values of $ —, $2,735,290 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $1,280, $170,201 and $329,543, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2018

	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$71,163,835	$42,006,792
Affiliated (Note 2)	25,461	23,418

Total cost of investments in securities	$71,189,296	$42,030,210

Investments in securities, at fair value (Note 1):
Unaffiliated	$72,061,171	$43,576,205
Affiliated (Note 2)	25,461	23,418
Foreign currency, at value[a]	16,338	15,687
Receivables:
Investment securities sold	1,653,987	3,012,646
Dividends and interest	1,575	91
Capital shares sold	14,828,565	—

Total Assets	88,587,097	46,628,047

LIABILITIES
Payables:
Investment securities purchased	16,492,176	2,892,089
Investment advisory fees (Note 2)	23,330	19,878

Total Liabilities	16,515,506	2,911,967

NET ASSETS	$72,071,591	$43,716,080

Net assets consist of:
Paid-in capital	$72,063,004	$62,361,618
Distributions in excess of net investment income	(30,362)	(251,847)
Accumulated net realized loss	(857,372)	(19,963,064)
Net unrealized appreciation	896,321	1,569,373

NET ASSETS	$72,071,591	$43,716,080

Shares outstanding[b]	2,700,000	2,600,000

Net asset value per share	$26.69	$16.81

[a]	Cost of foreign currency: $16,338 and $15,721, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares MSCI Argentina and Global Exposure ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$368,240	$910,612	$6,630,600
Dividends — affiliated (Note 2)	677	596	13,313
Securities lending income — affiliated — net (Note 2)	8	—	901,185

Total investment income	368,925	911,208	7,545,098

EXPENSES
Investment advisory fees (Note 2)	117,540	231,665	8,395,742
Proxy fees	—	7	253

Total expenses	117,540	231,672	8,395,995

Net investment income (loss)	251,385	679,536	(850,897)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(621,060)	(662,169)	(6,118,492)
Investments — affiliated (Note 2)	—	—	(30,838)
In-kind redemptions — unaffiliated	2,514,344	—	29,764,188
Futures contracts	—	—	589,504
Foreign currency transactions	(1,616)	(32,400)	21,478

Net realized gain (loss)	1,891,668	(694,569)	24,225,840

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	6,830,073	8,434,688	326,027,991
Investments — affiliated (Note 2)	—	—	(46,497)
Futures contracts	—	—	(64,527)
Translation of assets and liabilities in foreign currencies	(179)	(54)	3,389

Net change in unrealized appreciation/depreciation	6,829,894	8,434,634	325,920,356

Net realized and unrealized gain	8,721,562	7,740,065	350,146,196

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,972,947	$8,419,601	$349,295,299

[a]	Net of foreign withholding tax of $16,778, $78,747 and $305,912, respectively.

See notes to financial statements.

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF	iShares MSCI Peru ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$133,060	$1,034,823	$3,480,352 [b]
Dividends — affiliated (Note 2)	201	1,236	1,358
Securities lending income — affiliated — net (Note 2)	142,146	—	—

Total investment income	275,407	1,036,059	3,481,710

EXPENSES
Investment advisory fees (Note 2)	68,169	1,493,415	580,183
Proxy fees	2	58	24

Total expenses	68,171	1,493,473	580,207

Net investment income (loss)	207,236	(457,414)	2,901,503

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	553,707	(4,560,412)	(4,660,103)
Investments — affiliated (Note 2)	(337)	—	—
In-kind redemptions — unaffiliated	—	13,037,175	7,541,433
Foreign currency transactions	249	(4,294)	2,733

Net realized gain	553,619	8,472,469	2,884,063

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	1,249,787	26,567,112	16,502,485
Investments — affiliated (Note 2)	(1,005)	—	—
Translation of assets and liabilities in foreign currencies	37	(7,844)	(463)

Net change in unrealized appreciation/depreciation	1,248,819	26,559,268	16,502,022

Net realized and unrealized gain	1,802,438	35,031,737	19,386,085

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,009,674	$34,574,323	$22,287,588

[a]	Net of foreign withholding tax of $425, $208,732 and $121,156, respectively.
[b]	Includes $1,122,041 related to a special distribution from Credicorp Ltd.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares MSCI Philippines ETF	iShares MSCI Poland ETF	iShares MSCI Qatar ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$369,898	$1,186,114	$1,322,828
Dividends — affiliated (Note 2)	375	2,043	726
Securities lending income — affiliated — net (Note 2)	—	48,830	—
Foreign withholding tax claims (Note 8)	—	54,787	—

Total investment income	370,273	1,291,774	1,323,554

EXPENSES
Investment advisory fees (Note 2)	537,245	1,084,678	153,990
Proxy fees	21	32	5

Total expenses	537,266	1,084,710	153,995

Net investment income (loss)	(166,993)	207,064	1,169,559

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,522,572)	(3,794,549)	(6,682,648)
Investments — affiliated (Note 2)	—	401	—
In-kind redemptions — unaffiliated	2,226,266	10,468,922	—
Foreign currency transactions	(11,085)	44,735	339,336

Net realized gain (loss)	(1,307,391)	6,719,509	(6,343,312)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	3,778,045	(14,014,516)	4,853,028
Investments — affiliated (Note 2)	—	(1,534)	—
Translation of assets and liabilities in foreign currencies	1,170	(8,659)	(9,340)

Net change in unrealized appreciation/depreciation	3,779,215	(14,024,709)	4,843,688

Net realized and unrealized gain (loss)	2,471,824	(7,305,200)	(1,499,624)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,304,831	$(7,098,136)	$(330,065)

[a]	Net of foreign withholding tax of $158,527, $207,582 and $ —, respectively.

See notes to financial statements.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$46,317	$378,304
Dividends — affiliated (Note 2)	86	277
Securities lending income — affiliated — net (Note 2)	—	14

Total investment income	46,403	378,595

EXPENSES
Investment advisory fees (Note 2)	76,764	133,347
Proxy fees	1	5

Total expenses	76,765	133,352

Net investment income (loss)	(30,362)	245,243

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(582,714)	(1,087,640)
In-kind redemptions — unaffiliated	—	336,790
Foreign currency transactions	(2,350)	(1,260)

Net realized loss	(585,064)	(752,110)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	263,963	(1,535,917)
Translation of assets and liabilities in foreign currencies	(1,015)	(29)

Net change in unrealized appreciation/depreciation	262,948	(1,535,946)

Net realized and unrealized loss	(322,116)	(2,288,056)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(352,478)	$(2,042,813)

[a]	Net of foreign withholding tax of $1,521 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Argentina and Global Exposure ETF		iShares MSCI Brazil Small-Cap ETF
	Six months ended February 28, 2018 (Unaudited)	Period from April 25, 2017[a] to August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$251,385	$14,080	$679,536	$1,425,731
Net realized gain (loss)	1,891,668	124,641	(694,569)	(2,172,827)
Net change in unrealized appreciation/depreciation	6,829,894	(119,340)	8,434,634	18,264,062

Net increase in net assets resulting from operations	8,972,947	19,381	8,419,601	17,516,966

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(617,274)	(6,820)	(2,076,501)	(1,601,858)

Total distributions to shareholders	(617,274)	(6,820)	(2,076,501)	(1,601,858)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	54,610,349	20,526,410	28,354,077	16,706,722
Cost of shares redeemed	(11,837,098)	(5,111,135)	(15,188,045)	(20,393,245)

Net increase (decrease) in net assets from capital share transactions	42,773,251	15,415,275	13,166,032	(3,686,523)

INCREASE IN NET ASSETS	51,128,924	15,427,836	19,509,132	12,228,585

NET ASSETS
Beginning of period	15,427,836	—	62,315,650	50,087,065

End of period	$66,556,760	$15,427,836	$81,824,782	$62,315,650

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$59,412	$425,301	$(1,540,613)	$(143,648)

SHARES ISSUED AND REDEEMED
Shares sold	1,900,000	800,000	1,700,000	1,200,000
Shares redeemed	(400,000)	(200,000)	(900,000)	(1,700,000)

Net increase (decrease) in shares outstanding	1,500,000	600,000	800,000	(500,000)

[a]	Commencement of operations.

See notes to financial statements.

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI China ETF		iShares MSCI China Small-Cap ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(850,897)	$39,529,675	$207,236	$547,798
Net realized gain (loss)	24,225,840	95,349,842	553,619	(8,693)
Net change in unrealized appreciation/depreciation	325,920,356	561,209,656	1,248,819	2,355,521

Net increase in net assets resulting from operations	349,295,299	696,089,173	2,009,674	2,894,626

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,165,634)	(29,342,450)	(407,473)	(775,895)

Total distributions to shareholders	(34,165,634)	(29,342,450)	(407,473)	(775,895)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	688,576,233	312,129,183	—	—
Cost of shares redeemed	(86,325,847)	(484,619,997)	—	—

Net increase (decrease) in net assets from capital share transactions	602,250,386	(172,490,814)	—	—

INCREASE IN NET ASSETS	917,380,051	494,255,909	1,602,201	2,118,731

NET ASSETS
Beginning of period	2,594,247,286	2,099,991,377	21,824,836	19,706,105

End of period	$3,511,627,337	$2,594,247,286	$23,427,037	$21,824,836

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,830,081)	$28,186,450	$(205,322)	$(5,085)

SHARES ISSUED AND REDEEMED
Shares sold	9,800,000	6,400,000	—	—
Shares redeemed	(1,400,000)	(9,400,000)	—	—

Net increase (decrease) in shares outstanding	8,400,000	(3,000,000)	—	—

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Indonesia ETF		iShares MSCI Peru ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(457,414)	$6,447,082	$2,901,503	$2,879,571
Net realized gain	8,472,469	26,227,900	2,884,063	12,558,330
Net change in unrealized appreciation/depreciation	26,559,268	(15,948,389)	16,502,022	12,198,581

Net increase in net assets resulting from operations	34,574,323	16,726,593	22,287,588	27,636,482

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(522,568)	(6,469,991)	(3,321,676)	(3,701,557)

Total distributions to shareholders	(522,568)	(6,469,991)	(3,321,676)	(3,701,557)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	116,806,646	158,333,457	51,121,040	35,886,517
Cost of shares redeemed	(77,756,808)	(369,376,936)	(53,585,137)	(107,053,238)

Net increase (decrease) in net assets from capital share transactions	39,049,838	(211,043,479)	(2,464,097)	(71,166,721)

INCREASE (DECREASE) IN NET ASSETS	73,101,593	(200,786,877)	16,501,815	(47,231,796)

NET ASSETS
Beginning of period	501,411,087	702,197,964	170,793,890	218,025,686

End of period	$574,512,680	$501,411,087	$187,295,705	$170,793,890

Distributions in excess of net investment income included in net assets at end of period	$(1,026,872)	$(46,890)	$(630,159)	$(209,986)

SHARES ISSUED AND REDEEMED
Shares sold	4,050,000	6,150,000	1,250,000	1,050,000
Shares redeemed	(2,800,000)	(14,700,000)	(1,350,000)	(3,150,000)

Net increase (decrease) in shares outstanding	1,250,000	(8,550,000)	(100,000)	(2,100,000)

See notes to financial statements.

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Philippines ETF		iShares MSCI Poland ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(166,993)	$763,935	$207,064	$5,059,900
Net realized gain (loss)	(1,307,391)	(10,354,631)	6,719,509	558,728
Net change in unrealized appreciation/depreciation	3,779,215	(13,321,244)	(14,024,709)	107,313,862

Net increase (decrease) in net assets resulting from operations	2,304,831	(22,911,940)	(7,098,136)	112,932,490

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(119,258)	(1,008,827)	(5,709,504)	(4,649,179)

Total distributions to shareholders	(119,258)	(1,008,827)	(5,709,504)	(4,649,179)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,579,344	60,308,205	61,600,243	170,932,433
Cost of shares redeemed	(18,651,353)	(181,545,734)	(32,556,346)	(95,416,457)

Net increase (decrease) in net assets from capital share transactions	2,927,991	(121,237,529)	29,043,897	75,515,976

INCREASE (DECREASE) IN NET ASSETS	5,113,564	(145,158,296)	16,236,257	183,799,287

NET ASSETS
Beginning of period	172,244,817	317,403,113	363,536,680	179,737,393

End of period	$177,358,381	$172,244,817	$379,772,937	$363,536,680

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(303,788)	$(17,537)	$(2,753,340)	$2,749,100

SHARES ISSUED AND REDEEMED
Shares sold	550,000	1,750,000	2,250,000	8,250,000
Shares redeemed	(500,000)	(5,050,000)	(1,200,000)	(4,900,000)

Net increase (decrease) in shares outstanding	50,000	(3,300,000)	1,050,000	3,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Qatar ETF		iShares MSCI Saudi Arabia ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$1,169,559	$1,398,476	$(30,362)	$307,335
Net realized loss	(6,343,312)	(5,212,857)	(585,064)	(106,386)
Net change in unrealized appreciation/depreciation	4,843,688	(4,434,875)	262,948	1,176,934

Net increase (decrease) in net assets resulting from operations	(330,065)	(8,249,256)	(352,478)	1,377,883

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,919)	(1,458,378)	(188,633)	(169,819)

Total distributions to shareholders	(2,919)	(1,458,378)	(188,633)	(169,819)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,200,233	19,964,765	58,087,897	12,793,748
Cost of shares redeemed	(15,781,672)	(14,353,080)	(3,781,570)	—

Net increase in net assets from capital share transactions	1,418,561	5,611,685	54,306,327	12,793,748

INCREASE (DECREASE) IN NET ASSETS	1,085,577	(4,095,949)	53,765,216	14,001,812

NET ASSETS
Beginning of period	49,390,100	53,486,049	18,306,375	4,304,563

End of period	$50,475,677	$49,390,100	$72,071,591	$18,306,375

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,167,916	$1,276	$(30,362)	$188,633

SHARES ISSUED AND REDEEMED
Shares sold	1,100,000	1,150,000	2,150,000	500,000
Shares redeemed	(1,000,000)	(750,000)	(150,000)	—

Net increase in shares outstanding	100,000	400,000	2,000,000	500,000

See notes to financial statements.

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI UAE ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$245,243	$1,279,728
Net realized loss	(752,110)	(2,334,985)
Net change in unrealized appreciation/depreciation	(1,535,946)	4,117,334

Net increase (decrease) in net assets resulting from operations	(2,042,813)	3,062,077

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(256,183)	(1,550,737)

Total distributions to shareholders	(256,183)	(1,550,737)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,255,574	11,974,524
Cost of shares redeemed	(7,903,705)	(4,978,554)

Net increase (decrease) in net assets from capital share transactions	(3,648,131)	6,995,970

INCREASE (DECREASE) IN NET ASSETS	(5,947,127)	8,507,310

NET ASSETS
Beginning of period	49,663,207	41,155,897

End of period	$43,716,080	$49,663,207

Distributions in excess of net investment income included in net assets at end of period	$(251,847)	$(240,907)

SHARES ISSUED AND REDEEMED
Shares sold	250,000	700,000
Shares redeemed	(450,000)	(300,000)

Net increase (decrease) in shares outstanding	(200,000)	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Argentina and Global Exposure ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Period from Apr. 25, 2017[a] to Aug. 31, 2017
Net asset value, beginning of period	$25.71	$25.23

Income from investment operations:
Net investment income[b]	0.19	0.03
Net realized and unrealized gain[c]	6.12	0.46

Total from investment operations	6.31	0.49

Less distributions from:
Net investment income	(0.33)	(0.01)

Total distributions	(0.33)	(0.01)

Net asset value, end of period	$31.69	$25.71

Total return	24.56%[d]	2.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$66,557	$15,428
Ratio of expenses to average net assets[e]	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.26%	0.34%
Portfolio turnover rate[f]	19%[d]	17%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$16.19	$11.51	$8.12	$21.00	$19.78	$25.65

Income from investment operations:
Net investment income[a]	0.14	0.36	0.24	0.37	0.47	0.32
Net realized and unrealized gain (loss)[b]	1.66	4.74	3.35	(12.85)	1.13	(5.59)

Total from investment operations	1.80	5.10	3.59	(12.48)	1.60	(5.27)

Less distributions from:
Net investment income	(0.39)	(0.42)	(0.20)	(0.40)	(0.38)	(0.43)
Return of capital	—	—	—	(0.00)[c]	—	(0.17)

Total distributions	(0.39)	(0.42)	(0.20)	(0.40)	(0.38)	(0.60)

Net asset value, end of period	$17.60	$16.19	$11.51	$8.12	$21.00	$19.78

Total return	11.44%[d]	45.92%	45.17%	(60.01)%	8.18%	(21.00)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,825	$62,316	$50,087	$27,189	$40,951	$34,608
Ratio of expenses to average net assets[e]	0.59%	0.62%	0.63%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[e]	1.74%	2.76%	2.77%	2.87%	2.36%	1.25%
Portfolio turnover rate[f]	29%[d]	58%	38%	172%	40%	51%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 8%, 26%, 28%, 39%, 35%, and 39%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$62.06	$46.87	$44.49	$50.34	$43.90	$39.68

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.86	0.97	1.41	1.15	1.36
Net realized and unrealized gain (loss)[b]	8.76	14.94	2.34	(6.21)	6.24	3.88

Total from investment operations	8.74	15.80	3.31	(4.80)	7.39	5.24

Less distributions from:
Net investment income	(0.85)	(0.61)	(0.93)	(1.05)	(0.95)	(1.02)

Total distributions	(0.85)	(0.61)	(0.93)	(1.05)	(0.95)	(1.02)

Net asset value, end of period	$69.95	$62.06	$46.87	$44.49	$50.34	$43.90

Total return	14.17%[c]	34.13%	7.63%	(9.86)%	17.03%	13.40%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,511,627	$2,594,247	$2,099,991	$1,815,303	$1,132,558	$856,075
Ratio of expenses to average net assets[d]	0.59%	0.62%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets[d]	(0.06)%	1.70%	2.24%	2.65%	2.48%	3.02%
Portfolio turnover rate[e]	3%[c]	6%	27%	14%	7%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015 and August 31, 2014 were 3%, 6%, 27%, 14% and 7%, respectively. See Note 4.

See notes to financial statements.

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$48.50	$43.79	$41.08	$48.30	$41.98	$32.15

Income from investment operations:
Net investment income[a]	0.46	1.22	1.25	1.24	1.09	1.07
Net realized and unrealized gain (loss)[b]	4.01	5.21	2.99	(7.18)	6.55	9.87

Total from investment operations	4.47	6.43	4.24	(5.94)	7.64	10.94

Less distributions from:
Net investment income	(0.91)	(1.72)	(1.53)	(1.28)	(1.32)	(1.11)

Total distributions	(0.91)	(1.72)	(1.53)	(1.28)	(1.32)	(1.11)

Net asset value, end of period	$52.06	$48.50	$43.79	$41.08	$48.30	$41.98

Total return	9.33%[c]	15.29%	10.50%	(12.94)%	18.46%	34.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,427	$21,825	$19,706	$24,646	$33,808	$31,487
Ratio of expenses to average net assets[d]	0.59%	0.62%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[d]	1.80%	2.72%	2.95%	2.44%	2.38%	2.60%
Portfolio turnover rate[e]	16%[c]	26%	31%	35%	33%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 16%, 26%, 31%, 32%, 33% and 27%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$26.89	$25.82	$20.18	$28.54	$24.78	$28.49

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.31	0.34	0.31	0.37	0.53
Net realized and unrealized gain (loss)[b]	2.03	1.11	5.59	(8.29)	3.75	(3.77)

Total from investment operations	2.01	1.42	5.93	(7.98)	4.12	(3.24)

Less distributions from:
Net investment income	(0.03)	(0.35)	(0.27)	(0.38)	(0.36)	(0.47)
Return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.03)	(0.35)	(0.29)	(0.38)	(0.36)	(0.47)

Net asset value, end of period	$28.87	$26.89	$25.82	$20.18	$28.54	$24.78

Total return	7.48%[c]	5.53%	29.59%	(28.13)%	16.79%	(11.67)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$574,513	$501,411	$702,198	$268,381	$576,411	$392,769
Ratio of expenses to average net assets[d]	0.59%	0.62%	0.63%	0.62%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets[d]	(0.18)%	1.22%	1.47%	1.16%	1.41%	1.67%
Portfolio turnover rate[e]	2%[c]	6%	5%	4%	8%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Peru ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$37.54	$32.79	$23.09	$36.60	$33.90	$41.33

Income from investment operations:
Net investment income[a]	0.60 [b]	0.46	0.33	0.36	0.45	0.94
Net realized and unrealized gain (loss)[c]	4.70	4.99	9.73	(13.48)	2.73	(7.07)

Total from investment operations	5.30	5.45	10.06	(13.12)	3.18	(6.13)

Less distributions from:
Net investment income	(0.75)	(0.70)	(0.36)	(0.39)	(0.48)	(1.30)

Total distributions	(0.75)	(0.70)	(0.36)	(0.39)	(0.48)	(1.30)

Net asset value, end of period	$42.09	$37.54	$32.79	$23.09	$36.60	$33.90

Total return	14.29%[d]	16.89%	44.13%	(36.15)%	9.50%	(15.36)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$187,296	$170,794	$218,026	$131,595	$252,539	$313,565
Ratio of expenses to average net assets[e]	0.59%	0.62%	0.63%	0.61%	0.51%	0.51%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	n/a	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[e]	2.96%[b]	1.37%	1.23%	1.15%	1.33%	2.24%
Portfolio turnover rate[f]	6%[d]	13%	22%	21%	13%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Credicorp Ltd. Excluding such special distribution, the net investment income would have been $0.37 per share and 1.82% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017 and August 31, 2016 were 6%, 12% and 22%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$35.88	$39.19	$35.50	$38.19	$31.93	$29.37

Income from investment operations:
Net investment income (loss)[a]	(0.03)	0.15	0.21	0.34	0.35	0.42
Net realized and unrealized gain (loss)[b]	0.75	(3.26)	3.74	(2.70)	6.22	2.47

Total from investment operations	0.72	(3.11)	3.95	(2.36)	6.57	2.89

Less distributions from:
Net investment income	(0.03)	(0.20)	(0.26)	(0.33)	(0.31)	(0.33)

Total distributions	(0.03)	(0.20)	(0.26)	(0.33)	(0.31)	(0.33)

Net asset value, end of period	$36.57	$35.88	$39.19	$35.50	$38.19	$31.93

Total return	1.96%[d]	(7.87)%	11.19%	(6.21)%	20.53%[c]	9.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$177,358	$172,245	$317,403	$266,273	$351,313	$277,824
Ratio of expenses to average net assets[e]	0.59%	0.62%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets[e]	(0.18)%	0.42%	0.58%	0.85%	1.02%	1.14%
Portfolio turnover rate[f]	5%[d]	7%	10%	12%	24%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 20.63%.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Poland ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$27.33	$18.06	$21.63	$28.02	$27.12	$24.31

Income from investment operations:
Net investment income[a]	0.02	0.45 [b]	0.42	0.65	0.84	0.74
Net realized and unrealized gain (loss)[c]	(0.45)	9.25	(3.70)	(6.25)	1.04	2.94

Total from investment operations	(0.43)	9.70	(3.28)	(5.60)	1.88	3.68

Less distributions from:
Net investment income	(0.43)	(0.43)	(0.29)	(0.79)	(0.98)	(0.87)

Total distributions	(0.43)	(0.43)	(0.29)	(0.79)	(0.98)	(0.87)

Net asset value, end of period	$26.47	$27.33	$18.06	$21.63	$28.02	$27.12

Total return	(1.58)%[d]	54.79%[b]	(15.17)%	(20.31)%	6.82%	15.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$379,773	$363,537	$179,737	$193,567	$297,056	$277,933
Ratio of expenses to average net assets[e]	0.59%	0.63%	0.64%	0.62%	0.62%	0.61%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)	n/a	0.62%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.11%	2.07%[b]	2.24%	2.60%	2.83%	2.73%
Portfolio turnover rate[f]	4%[d]	6%	10%	17%	10%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increases for the year ended August 31, 2017:
•	Net investment income per share by $0.03
•	Total return by 0.11%
•	Ratio of net investment income to average net assets by 0.14%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Qatar ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Period from Aug. 1, 2015 to Aug. 31, 2015[a]	Year ended Jul. 31, 2015	Period from Apr. 29, 2014[b] to Jul. 31, 2014
Net asset value, beginning of period	$16.19	$20.18	$21.43	$22.14	$24.73	$24.26

Income from investment operations:
Net investment income (loss)[c]	0.35	0.57	0.67	(0.01)	0.70	(0.02)
Net realized and unrealized gain (loss)[d]	(0.52)	(3.90)	(1.24)	(0.70)	(2.44)	0.49

Total from investment operations	(0.17)	(3.33)	(0.57)	(0.71)	(1.74)	0.47

Less distributions from:
Net investment income	(0.00)[e]	(0.66)	(0.66)	—	(0.85)	—
Return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.00)[e]	(0.66)	(0.68)	—	(0.85)	—

Net asset value, end of period	$16.02	$16.19	$20.18	$21.43	$22.14	$24.73

Total return	(0.98)%[f]	(16.52)%	(2.32)%	(3.21)%[f]	(7.10)%	1.94%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$50,476	$49,390	$53,486	$45,000	$47,590	$35,853
Ratio of expenses to average net assets[g]	0.59%	0.62%	0.64%	0.63%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets[g]	4.49%	3.05%	3.44%	(0.63)%	2.94%	(0.34)%
Portfolio turnover rate[h]	38%[f]	47%	29%	5%[f]	85%	11%[f]

[a]	The Fund’s fiscal year-end was changed from July 31 to August 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Rounds to less than $0.01.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, the period ended August 31, 2015, the year ended July 31, 2015 and the period ended July 31, 2014 were 9%, 20%, 12%, 2%, 37% and 0%, respectively. See Note 4.

See notes to financial statements.

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Saudi Arabia ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from Sep. 16, 2015[a] to Aug. 31, 2016
Net asset value, beginning of period	$26.15	$21.52	$24.92

Income from investment operations:
Net investment income (loss)[b]	(0.04)	0.91	0.81
Net realized and unrealized gain (loss)[c]	0.92	4.24	(3.69)

Total from investment operations	0.88	5.15	(2.88)

Less distributions from:
Net investment income	(0.34)	(0.52)	(0.52)

Total distributions	(0.34)	(0.52)	(0.52)

Net asset value, end of period	$26.69	$26.15	$21.52

Total return	3.47%[d]	24.06%	(11.64)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$72,072	$18,306	$4,305
Ratio of expenses to average net assets[e]	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets[e]	(0.29)%	3.68%	3.71%
Portfolio turnover rate[f]	22%[d]	21%	17%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the year ended August 31, 2017 and the period ended August 31, 2016 were 7%, 21% and 17%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI UAE ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Period from Aug. 1, 2015 to Aug. 31, 2015[a]	Year ended Jul. 31, 2015	Period from Apr. 29, 2014[b] to Jul. 31, 2014
Net asset value, beginning of period	$17.74	$17.15	$18.34	$20.46	$24.00	$25.04

Income from investment operations:
Net investment income (loss)[c]	0.09	0.50	0.68 [d]	(0.01)	1.01	0.01
Net realized and unrealized gain (loss)[e]	(0.92)	0.72	(1.19)	(2.11)	(3.56)	(1.01)

Total from investment operations	(0.83)	1.22	(0.51)	(2.12)	(2.55)	(1.00)

Less distributions from:
Net investment income	(0.10)	(0.63)	(0.68)	—	(0.99)	(0.04)

Total distributions	(0.10)	(0.63)	(0.68)	—	(0.99)	(0.04)

Net asset value, end of period	$16.81	$17.74	$17.15	$18.34	$20.46	$24.00

Total return	(4.61)%[f]	7.33%	(2.66)%	(10.36)%[f]	(10.33)%	(4.00)%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,716	$49,663	$41,156	$31,172	$33,756	$51,610
Ratio of expenses to average net assets[g]	0.59%	0.62%	0.64%	0.63%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[g]	1.09%	2.94%	4.09%[d]	(0.76)%	4.81%	0.19%
Portfolio turnover rate[h]	18%[f]	33%	55%	1%[f]	72%	22%[f]

[a]	The Fund’s fiscal year-end was changed from July 31 to August 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	Includes a special distribution from Mediclinic International PLC. Excluding such special distribution, the net investment income would have been $0.52 per share and 3.11% of average net assets.
[e]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the year ended August 31, 2017, August 31, 2016, the period ended August 31, 2015, the year ended July 31, 2015 and the period ended July 31, 2014 were 10%, 23%, 29%, 1%, 38% and 1%, respectively. See Note 4.

See notes to financial statements.

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name	Diversification Classification
MSCI Argentina and Global Exposure	N/A	Non-diversified
MSCI Brazil Small-Cap	N/A	Diversified
MSCI China	N/A	Non-diversified
MSCI China Small-Cap	N/A	Diversified
MSCI Indonesia	N/A	Non-diversified
MSCI Peru	iShares MSCI All Peru Capped ETF	Non-diversified
MSCI Philippines	N/A	Non-diversified
MSCI Poland	iShares MSCI Poland Capped ETF	Non-diversified
MSCI Qatar	iShares MSCI Qatar Capped ETF	Non-diversified
MSCI Saudi Arabia	iShares MSCI Saudi Arabia Capped ETF	Non-diversified
MSCI UAE	iShares MSCI UAE Capped Capped ETF	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Argentina and Global Exposure
Credit Suisse Securities (USA) LLC	$892,331	$880,900	$(11,431)
Merrill Lynch, Pierce, Fenner & Smith	81,441	81,441	—

	$973,772	$962,341	$(11,431)

MSCI China
Citigroup Global Markets Inc.	$571,224	$571,224	$—
Credit Suisse Securities (USA) LLC	609,122	609,122	—
Deutsche Bank Securities Inc.	712,989	712,989	—
Goldman Sachs & Co.	31,217,839	31,217,839	—
HSBC Bank PLC	360,469	360,469	—
Jefferies LLC	32,978	32,978	—
JPMorgan Securities LLC	207,081,041	207,081,041	—
Macquarie Bank Limited	33,725	33,725	—
Merrill Lynch, Pierce, Fenner & Smith	166,592	166,592	—
Morgan Stanley & Co. LLC	3,543,058	3,543,058	—
State Street Bank & Trust Company	102,891,076	102,891,076	—
UBS AG	1,309,133	1,309,133	—

	$348,529,246	$348,529,246	$—

MSCI China Small-Cap
Barclays Capital Inc.	$72,060	$72,060	$—
Citigroup Global Markets Inc.	151,034	151,034	—
Credit Suisse Securities (USA) LLC	880,251	880,251	—
Deutsche Bank Securities Inc.	244,720	244,720	—
Goldman Sachs & Co.	275,414	275,414	—
JPMorgan Securities LLC	1,014,429	1,014,429	—
Macquarie Bank Limited	8,795	8,795	—
Merrill Lynch, Pierce, Fenner & Smith	747,069	747,069	—
Morgan Stanley & Co. LLC	642,300	642,300	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	42,795	42,795	—
Nomura Securities International Inc.	42,043	42,043	—
Scotia Capital (USA) Inc.	83,946	83,946	—
SG Americas Securities LLC	108,286	108,286	—
State Street Bank & Trust Company	103,288	103,288	—
UBS AG	307,552	307,552	—
UBS Securities LLC	30,351	30,351	—

	$4,754,333	$4,754,333	$—

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Poland
Barclays Capital Inc.	$411,819	$411,819	$—
Deutsche Bank Securities Inc.	477,389	477,389	—
Morgan Stanley & Co. LLC	1,846,082	1,846,082	—

	$2,735,290	$2,735,290	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia, iShares MSCI Peru, iShares MSCI Philippines, iShares MSCI Poland, iShares MSCI Qatar and iShares MSCI UAE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $24 billion
0.48	Over $24 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Argentina and Global Exposure	0.59%
MSCI Saudi Arabia	0.74

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Argentina and Global Exposure	$3
MSCI China	246,846
MSCI China Small-Cap	30,137
MSCI Poland	10,168
MSCI UAE	4

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Argentina and Global Exposure	$1,425,813	$205,917
MSCI China	9,345,993	17,412,129
MSCI China Small-Cap	566,991	1,713,325
MSCI Poland	1,423,013	1,639,893

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI Argentina and Global Exposure	$11,875,638	$7,884,201
MSCI Brazil Small-Cap	34,409,924	22,801,779
MSCI China	571,611,563	83,964,482
MSCI China Small-Cap	3,758,388	3,933,232
MSCI Indonesia	9,521,378	10,734,605
MSCI Peru	12,271,770	10,933,182
MSCI Philippines	9,013,994	8,867,893
MSCI Poland	13,970,274	13,650,163
MSCI Qatar	22,225,146	19,807,017
MSCI Saudi Arabia	59,906,072	5,820,409
MSCI UAE	8,166,199	11,724,032

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Argentina and Global Exposure	$49,408,903	$11,120,989
MSCI China	173,611,692	85,746,614
MSCI Indonesia	116,306,843	77,369,427
MSCI Peru	47,638,872	52,176,949
MSCI Philippines	21,557,451	18,604,335
MSCI Poland	55,988,374	32,491,458
MSCI UAE	277,109	489,924

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI China ETF as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$34,256

[a]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI China ETF during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Futures contracts	$589,504	$(64,527)

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI China ETF for the six months ended February 28, 2018:

Average notional value of contracts purchased	$2,817,678

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
MSCI Argentina and Global Exposure	$7,706	$—	$7,706
MSCI Brazil Small-Cap	41,539,751	—	41,539,751
MSCI China	195,451,853	—	195,451,853
MSCI China Small-Cap	4,446,803	—	4,446,803
MSCI Indonesia	60,273,859	20,329	60,294,188
MSCI Peru	76,077,364	481,024	76,558,388
MSCI Philippines	34,129,389	—	34,129,389
MSCI Poland	38,643,165	5	38,643,170
MSCI Qatar	8,614,500	—	8,614,500
MSCI Saudi Arabia	186,869	—	186,869
MSCI UAE	11,910,059	—	11,910,059

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Argentina and Global Exposure	$61,316,315	$7,273,229	$(1,037,457)	$6,235,772
MSCI Brazil Small-Cap	54,634,300	36,300,314	(9,464,672)	26,835,642
MSCI China	3,040,036,602	1,020,168,263	(188,416,776)	831,751,487
MSCI China Small-Cap	28,635,605	5,448,431	(5,531,979)	(83,548)
MSCI Indonesia	601,593,848	58,027,836	(85,678,513)	(27,650,677)
MSCI Peru	223,800,654	20,895,134	(57,459,181)	(36,564,047)
MSCI Philippines	199,549,773	10,743,455	(33,089,017)	(22,345,562)
MSCI Poland	400,985,784	33,137,065	(51,085,039)	(17,947,974)
MSCI Qatar	57,541,052	751,955	(8,246,844)	(7,494,889)
MSCI Saudi Arabia	71,274,735	1,853,404	(1,041,507)	811,897
MSCI UAE	49,828,195	4,486,821	(10,715,393)	(6,228,572)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Poland ETF has filed claims to recover taxes withheld by Poland on dividend income on the basis that Poland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has received payments on certain of the claims resulting from a favorable court ruling that the imposition of a withholding tax by a European Union member state on dividends paid to a nonresident company, including the Fund, while exempting domestic funds from such taxes results in discriminatory tax withholding contrary to the free movement of capital. The Fund continues to evaluate developments in Poland for potential impacts to the receivables and payables recorded. Polish withholding tax claims received are disclosed in the statement of operations. Professional fees associated with the filing of tax claims in Poland that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	91

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI China	$0.832201	$—	$0.013483	$0.845684	98%	—%	2%	100%
MSCI China Small-Cap	0.766778	—	0.138718	0.905496	85	—	15	100
MSCI Indonesia	—	—	0.029861	0.029861	—	—	100	100
MSCI Peru	0.713035	—	0.033409	0.746444	96	—	4	100
MSCI Philippines	—	—	0.025107	0.025107	—	—	100	100
MSCI Qatar	—	—	0.000834	0.000834	—	—	100	100
MSCI UAE	0.069078	—	0.031386	0.100464	69	—	31	100

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	93

Notes:

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-806-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI Denmark ETF | EDEN | Cboe BZX
➢	iShares MSCI Finland ETF | EFNL | Cboe BZX
➢	iShares MSCI Germany Small-Cap ETF | EWGS | Cboe BZX
➢	iShares MSCI Ireland ETF | EIRL | NYSE Arca
➢	iShares MSCI New Zealand ETF | ENZL | NASDAQ
➢	iShares MSCI Norway ETF | ENOR | Cboe BZX

Fund Performance Overview

iSHARES® MSCI DENMARK ETF

Performance as of February 28, 2018

The iShares MSCI Denmark ETF (the “Fund”) (formerly the iShares MSCI Denmark Capped ETF) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 2.38%, net of fees, while the total return for the Index was 2.59%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.18%	30.14%	30.58%	30.18%	30.14%	30.58%
5 Years	16.20%	16.04%	16.56%	111.88%	110.36%	115.11%
Since Inception	18.70%	18.60%	19.02%	184.39%	182.89%	189.17%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,023.80	$2.66	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Health Care	36.64%
Industrials	22.12
Financials	15.57
Materials	6.78
Consumer Staples	6.65
Consumer Discretionary	4.76
Utilities	3.78
Telecommunication Services	2.40
Information Technology	1.04
Energy	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Novo Nordisk A/S Class B	22.21%
Danske Bank A/S	9.54
Vestas Wind Systems A/S	5.10
DSV A/S	4.52
Carlsberg A/S Class B	4.42
Novozymes A/S Class B	3.90
Genmab A/S	3.79
Orsted A/S	3.78
Pandora A/S	3.59
AP Moller–Maersk A/S Class B	3.43

TOTAL	64.28%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI FINLAND ETF

Performance as of February 28, 2018

The iShares MSCI Finland ETF (the “Fund”) (formerly the iShares MSCI Finland Capped ETF) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 7.17%, net of fees, while the total return for the Index was 7.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.45%	30.55%	29.58%	30.45%	30.55%	29.58%
5 Years	12.28%	12.24%	11.82%	78.46%	78.11%	74.79%
Since Inception	12.00%	11.94%	11.50%	99.58%	98.91%	94.30%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,071.70	$2.72	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Industrials	24.96%
Materials	19.19
Information Technology	18.17
Financials	12.05
Consumer Discretionary	6.38
Energy	4.55
Utilities	4.50
Telecommunication Services	4.21
Consumer Staples	2.43
Health Care	2.33
Real Estate	1.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Nokia OYJ	16.56%
Sampo OYJ Class A	12.05
UPM-Kymmene OYJ	8.43
Kone OYJ Class B	8.07
Stora Enso OYJ Class R	4.55
Neste OYJ	4.55
Fortum OYJ	4.50
Wartsila OYJ Abp	4.45
Elisa OYJ	3.36
Nokian Renkaat OYJ	2.96

TOTAL	69.48%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GERMANY SMALL-CAP ETF

Performance as of February 28, 2018

The iShares MSCI Germany Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization German equities, as represented by the MSCI Germany Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 14.93%, net of fees, while the total return for the Index was 15.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	49.57%	49.62%	50.09%	49.57%	49.62%	50.09%
5 Years	16.38%	16.21%	16.34%	113.52%	111.99%	113.17%
Since Inception	18.46%	18.35%	18.36%	180.83%	179.22%	179.52%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,149.30	$3.14	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Industrials	26.33%
Information Technology	19.33
Real Estate	13.99
Health Care	13.55
Consumer Discretionary	9.43
Financials	7.61
Materials	5.18
Telecommunication Services	2.76
Consumer Staples	1.30
Utilities	0.44
Energy	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

LEG Immobilien AG	4.09%
Rheinmetall AG	3.59
Sartorius AG (Preferred)	2.99
Freenet AG	2.76
Scout24 AG	2.51
Duerr AG	1.99
Siltronic AG	1.93
GRENKE AG	1.80
Aurubis AG	1.76
MorphoSys AG	1.73

TOTAL	25.15%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI IRELAND ETF

Performance as of February 28, 2018

The iShares MSCI Ireland ETF (the “Fund”) (formerly the iShares MSCI Ireland Capped ETF) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index For the six-month reporting period ended February 28, 2018, the total return for the Fund was 6.36%, net of fees, while the total return for the Index was 6.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.76%	19.33%	19.72%	19.76%	19.33%	19.72%
5 Years	13.64%	13.23%	13.92%	89.54%	86.14%	91.84%
Since Inception	11.53%	11.45%	11.99%	134.75%	133.51%	142.41%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through November 26, 2013 reflects the performance of the MSCI Ireland Investable Market Index 25/50. Index performance beginning on November 27, 2013 reflects the performance of the MSCI All Ireland Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,063.60	$2.40	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Materials	26.73%
Consumer Staples	22.63
Industrials	13.24
Consumer Discretionary	12.51
Financials	10.85
Health Care	8.17
Real Estate	5.65
Information Technology	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

CRH PLC	22.26%
Kerry Group PLC Class A	14.06
Paddy Power Betfair PLC	8.21
AIB Group PLC	4.61
ICON PLC	4.61
Bank of Ireland Group PLC	4.53
Smurfit Kappa Group PLC	4.47
Kingspan Group PLC	4.38
Glanbia PLC	3.80
Ryanair Holdings PLC ADR	3.65

TOTAL	74.58%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NEW ZEALAND ETF

Performance as of February 28, 2018

The iShares MSCI New Zealand ETF (the “Fund”) (formerly the iShares MSCI New Zealand Capped ETF) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 7.45%, net of fees, while the total return for the Index was 7.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.91%	16.37%	17.38%	16.91%	16.37%	17.38%
5 Years	10.77%	10.67%	11.21%	66.78%	66.00%	70.08%
Since Inception	14.31%	14.16%	14.77%	172.56%	169.90%	180.99%

The inception date of the Fund was 9/1/10. The first day of secondary market trading was 9/2/10.

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,074.50	$2.42	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Health Care	19.17%
Utilities	16.80
Industrials	13.23
Consumer Staples	11.93
Telecommunication Services	10.88
Real Estate	8.74
Consumer Discretionary	8.42
Materials	6.06
Energy	4.77

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

a2 Milk Co. Ltd.	11.93%
Fisher & Paykel Healthcare Corp. Ltd.	10.75
Auckland International Airport Ltd.	8.38
Spark New Zealand Ltd.	8.35
Fletcher Building Ltd.	6.06
Ryman Healthcare Ltd.	4.47
Contact Energy Ltd.	4.47
Meridian Energy Ltd.	4.38
SKYCITY Entertainment Group Ltd.	4.01
Z Energy Ltd.	3.85

TOTAL	66.65%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI NORWAY ETF

Performance as of February 28, 2018

The iShares MSCI Norway ETF (the “Fund”) (formerly the iShares MSCI Norway Capped ETF) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 8.90%, net of fees, while the total return for the Index was 9.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.55%	22.34%	23.99%	23.55%	22.34%	23.99%
5 Years	1.13%	0.85%	1.40%	5.80%	4.31%	7.17%
Since Inception	3.75%	3.53%	4.03%	25.22%	23.59%	27.25%

The inception date of the Fund was 1/23/12. The first day of secondary market trading was 1/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,089.00	$2.75	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Energy	29.36%
Financials	23.84
Consumer Staples	14.52
Telecommunication Services	10.60
Materials	10.41
Consumer Discretionary	3.44
Information Technology	3.11
Industrials	2.51
Real Estate	1.58
Utilities	0.40
Health Care	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Statoil ASA	16.89%
DNB ASA	12.18
Telenor ASA	10.60
Norsk Hydro ASA	5.27
Orkla ASA	4.56
Marine Harvest ASA	4.45
Yara International ASA	4.33
Subsea 7 SA	2.98
Storebrand ASA	2.96
Gjensidige Forsikring ASA	2.69

TOTAL	66.91%

*	Excludes money market funds.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.22%

BANKS — 12.59%
Danske Bank A/S	136,788	$5,516,512
Jyske Bank A/S Registered	14,517	861,061
Spar Nord Bank A/S	26,911	305,486
Sydbank A/S	16,720	655,676

		7,338,735
BEVERAGES — 5.54%
Carlsberg A/S Class B	20,830	2,559,734
Royal Unibrew A/S	10,902	670,750

		3,230,484
BIOTECHNOLOGY — 4.64%
Bavarian Nordic A/Sa	8,117	328,015
Genmab A/Sa	10,728	2,191,360
Zealand Pharma A/Sa	11,863	184,023

		2,703,398
BUILDING PRODUCTS — 1.05%
Rockwool International A/S Class B	2,077	615,465

		615,465
CHEMICALS — 6.73%
Chr Hansen Holding A/S	19,969	1,664,956
Novozymes A/S Class B	43,742	2,257,032

		3,921,988
COMMERCIAL SERVICES & SUPPLIES — 1.96%
ISS A/S	31,331	1,140,886

		1,140,886
CONSTRUCTION & ENGINEERING — 1.62%
FLSmidth & Co. A/S	9,405	641,964
Per Aarsleff Holding A/S	8,405	300,828

		942,792
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.38%
TDC A/S	170,477	1,389,273

		1,389,273
ELECTRIC UTILITIES — 3.75%
Orsted A/Sb	35,001	2,183,836

		2,183,836
ELECTRICAL EQUIPMENT — 5.46%
NKT A/Sa	6,642	233,266
Vestas Wind Systems A/S	40,633	2,952,562

		3,185,828
FOOD PRODUCTS — 0.62%
Schouw & Co. A/S	3,438	359,580

		359,580

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 7.84%
Ambu A/S Series B	36,556	$707,191
Coloplast A/S Class B	22,015	1,866,558
GN Store Nord A/S	30,094	1,042,603
William Demant Holding A/Sa	26,518	952,160

		4,568,512
HEALTH CARE TECHNOLOGY — 0.19%
NNIT A/Sb	3,767	111,934

		111,934
HOUSEHOLD DURABLES — 0.63%
Bang & Olufsen A/Sa	12,670	364,858

		364,858
INSURANCE — 2.86%
Alm Brand A/S	26,865	304,084
Topdanmark A/Sa	13,647	673,766
Tryg A/S	29,008	689,942

		1,667,792
MACHINERY — 0.58%
Nilfisk Holding A/Sa	6,642	337,279

		337,279
MARINE — 6.43%
AP Moller – Maersk A/S Class A	707	1,110,623
AP Moller – Maersk A/S Class B	1,208	1,983,717
D/S Norden A/Sa,c	11,262	216,946
Dfds A/S	7,963	439,838

		3,751,124
OIL, GAS & CONSUMABLE FUELS — 0.26%
TORM PLC	20,233	150,800

		150,800
PHARMACEUTICALS — 23.69%
ALK-Abello A/S	2,206	260,176
H Lundbeck A/S	13,355	701,571
Novo Nordisk A/S Class B	247,732	12,847,587

		13,809,334
ROAD & RAIL — 4.48%
DSV A/S	33,191	2,611,872

		2,611,872
SOFTWARE — 1.03%
SimCorp A/S	9,558	600,271

		600,271
SPECIALTY RETAIL — 0.28%
Matas A/S	14,977	166,335

		166,335

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK ETF

February 28, 2018

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 3.81%
IC Group A/S	6,460	$147,299
Pandora A/S	19,803	2,076,058

		2,223,357
TOBACCO — 0.44%
Scandinavian Tobacco Group A/Sb	13,131	258,757

		258,757
TRADING COMPANIES & DISTRIBUTORS — 0.36%
Solar A/S Class B	3,104	207,703

		207,703

TOTAL COMMON STOCKS
(Cost: $51,835,734)		57,842,193

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	171,962	171,980

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	9,848	$9,848

		181,828

TOTAL SHORT-TERM INVESTMENTS
(Cost: $181,825)		181,828

TOTAL INVESTMENTS IN SECURITIES — 99.53%
(Cost: $52,017,559)		58,024,021
Other Assets, Less Liabilities — 0.47%		276,094

NET ASSETS — 100.00%		$58,300,115

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,251,881	—		(1,079,919)[b]	171,962	$171,980	$7,602	[c]	$(131)	$(154)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,716	1,132	[b]	—	9,848	9,848	190		—	—

						$181,828	$7,792		$(131)	$(154)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$57,842,193	$—	$—	$57,842,193
Money market funds	181,828	—	—	181,828

Total	$58,024,021	$—	$—	$58,024,021

See notes to financial statements.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.15%

AIRLINES — 0.62%
Finnair OYJ	17,695	$263,081

		263,081
AUTO COMPONENTS — 2.94%
Nokian Renkaat OYJ	27,060	1,246,551

		1,246,551
BUILDING PRODUCTS — 0.70%
Uponor OYJ	16,608	296,547

		296,547
CHEMICALS — 1.43%
Kemira OYJ	27,723	380,051
Tikkurila OYJ	11,761	228,935

		608,986
COMMERCIAL SERVICES & SUPPLIES — 0.54%
Caverion OYJ[a,b]	29,348	231,052

		231,052
COMMUNICATIONS EQUIPMENT — 16.42%
Nokia OYJ	1,190,133	6,971,777

		6,971,777
CONSTRUCTION & ENGINEERING — 1.31%
Lehto Group OYJ	9,608	161,714
YIT OYJ	46,008	395,882

		557,596
CONTAINERS & PACKAGING — 2.17%
Huhtamaki OYJ	21,743	922,591

		922,591
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.18%
DNA OYJ	17,041	360,604
Elisa OYJ	32,756	1,412,263

		1,772,867
ELECTRIC UTILITIES — 4.46%
Fortum OYJ	86,016	1,893,616

		1,893,616
FOOD & STAPLES RETAILING — 2.12%
Kesko OYJ Class B	15,470	901,324

		901,324
FOOD PRODUCTS — 0.29%
Atria OYJ	7,474	120,874

		120,874

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.38%
Oriola Corp. Class B	51,183	$161,682

		161,682
INSURANCE — 11.95%
Sampo OYJ Class A	89,206	5,074,439

		5,074,439
IT SERVICES — 1.20%
Tieto OYJ	14,347	510,251

		510,251
LEISURE PRODUCTS — 2.03%
Amer Sports OYJ	28,509	862,669

		862,669
MACHINERY — 20.37%
Cargotec OYJ Class B	9,825	557,452
Kone OYJ Class B	65,402	3,397,301
Konecranes OYJ	16,384	725,974
Metso OYJ	26,986	867,929
Outotec OYJ[a]	38,782	387,864
Ponsse OYJ	4,854	163,101
Valmet OYJ	31,403	673,709
Wartsila OYJ Abp	26,522	1,874,218

		8,647,548
MEDIA — 0.65%
Sanoma OYJ	22,727	274,280

		274,280
METALS & MINING — 1.49%
Outokumpu OYJ	77,991	633,511

		633,511
MULTILINE RETAIL — 0.71%
Stockmann OYJ Abp Class Ba,b	24,856	116,715
Tokmanni Group Corp.	19,306	183,663

		300,378
OIL, GAS & CONSUMABLE FUELS — 4.51%
Neste OYJ	26,051	1,914,013

		1,914,013
PAPER & FOREST PRODUCTS — 13.93%
Metsa Board OYJ	50,661	449,822
Stora Enso OYJ Class R	107,744	1,915,301
UPM-Kymmene OYJ	103,068	3,548,707

		5,913,830
PHARMACEUTICALS — 1.93%
Orion OYJ Class B	25,059	819,094

		819,094

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND ETF

February 28, 2018

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.22%
Citycon OYJ	121,107	$283,452
Technopolis OYJ	48,932	236,034

		519,486
SOFTWARE — 0.40%
F-Secure OYJ	39,583	168,971

		168,971
TRADING COMPANIES & DISTRIBUTORS — 1.20%
Cramo OYJ	11,661	273,211
Ramirent OYJ	24,765	237,258

		510,469

TOTAL COMMON STOCKS (Cost: $37,727,751)		42,097,483

SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	322,621	322,653

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	1,859	$1,859

		324,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $324,512)		324,512

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $38,052,263)		42,421,995
Other Assets, Less Liabilities — 0.09%		37,322

NET ASSETS — 100.00%		$42,459,317

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,708,490	—	(1,385,869)[b]	322,621	$322,653	$3,252	[c]	$(100)	$19
BlackRock Cash Funds: Treasury, SL Agency Shares	6,454	—	(4,595)[b]	1,859	1,859	123		—	—

					$324,512	$3,375		$(100)	$19

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$42,097,483	$—	$—	$42,097,483
Money market funds	324,512	—	—	324,512

Total	$42,421,995	$—	$—	$42,421,995

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 93.57%

AEROSPACE & DEFENSE — 0.16%
OHB SE	2,463	$121,661

		121,661
AUTO COMPONENTS — 2.69%
ElringKlinger AGa	13,292	276,084
Grammer AG	4,703	295,118
Leoni AG	14,500	993,893
SAF-Holland SA	21,193	466,040

		2,031,135
AUTOMOBILES — 0.13%
EDAG Engineering Group AG	4,710	95,360

		95,360
BANKS — 0.25%
comdirect bank AG	13,119	186,567

		186,567
BUILDING PRODUCTS — 0.10%
CENTROTEC Sustainable AG	4,221	73,824

		73,824
CAPITAL MARKETS — 1.70%
AURELIUS Equity Opportunities SE & Co KGaA[a]	10,782	792,304
Deutsche Beteiligungs AG	5,628	302,711
MLP SE	28,273	187,588

		1,282,603
CHEMICALS — 1.79%
H&R GmbH & Co. KGaA[b]	6,011	99,706
Wacker Chemie AGa	7,310	1,248,636

		1,348,342
COMMERCIAL SERVICES & SUPPLIES — 1.20%
Bilfinger SE	14,459	658,841
Cewe Stiftung & Co. KGaA	2,410	246,906

		905,747
COMMUNICATIONS EQUIPMENT — 0.20%
ADVA Optical Networking SEa,b	19,850	151,797

		151,797
CONSTRUCTION & ENGINEERING — 0.16%
Bauer AG	4,428	117,463

		117,463
CONSUMER FINANCE — 0.25%
Ferratum OYJ[a]	5,551	185,844

		185,844

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 2.11%
GRENKE AG	12,422	$1,358,242
Hypoport AGa,b	1,440	232,534

		1,590,776
ELECTRICAL EQUIPMENT — 1.19%
Nordex SEb	29,445	340,308
Senvion SAa,b	12,223	148,183
SGL Carbon SEa,b	28,580	405,743

		894,234
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.81%
Basler AGa	656	160,018
Isra Vision AG	1,535	374,058
Jenoptik AG	24,068	831,908

		1,365,984
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.85%
alstria office REIT AG	66,982	995,041
Hamborner REIT AG	35,383	397,456

		1,392,497
FOOD PRODUCTS — 1.30%
KWS Saat SE	923	378,811
Suedzucker AGa	33,389	601,070

		979,881
HEALTH CARE EQUIPMENT & SUPPLIES — 1.96%
Carl Zeiss Meditec AG Bearer	18,805	1,165,125
Draegerwerk AG & Co. KGaA	1,433	112,555
STRATEC Biomedical AGa	2,236	201,263

		1,478,943
HEALTH CARE PROVIDERS & SERVICES — 0.65%
RHOEN-KLINIKUM AG	14,079	491,791

		491,791
HEALTH CARE TECHNOLOGY — 0.85%
CompuGroup Medical SE	11,189	638,118

		638,118
HOTELS, RESTAURANTS & LEISURE — 0.35%
bet-at-home.com AG	1,318	161,393
Vapiano SEa,b,c	3,388	101,858

		263,251
HOUSEHOLD DURABLES — 0.16%
Surteco SE	3,643	117,745

		117,745

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.44%
Encavis AG	38,925	$333,749

		333,749
INDUSTRIAL CONGLOMERATES — 4.58%
Indus Holding AG	8,568	640,583
MBB SEa	929	109,906
Rheinmetall AG	20,351	2,705,501

		3,455,990
INSURANCE — 0.41%
Wuestenrot & Wuerttembergische AG	10,938	306,832

		306,832
INTERNET & DIRECT MARKETING RETAIL — 1.35%
Takkt AGa	15,327	403,782
zooplus AGa,b	2,832	617,584

		1,021,366
INTERNET SOFTWARE & SERVICES — 4.13%
Rocket Internet SEb,c	27,005	813,536
Scout24 AGc	42,731	1,889,758
XING SE	1,312	411,247

		3,114,541
IT SERVICES — 2.82%
Bechtle AG	13,736	1,175,231
CANCOM SE	7,777	756,921
GFT Technologies SEa	7,423	123,852
KPS AG	6,154	75,057

		2,131,061
LIFE SCIENCES TOOLS & SERVICES — 4.59%
Evotec AGa,b	58,575	1,029,823
Gerresheimer AG	14,671	1,129,079
MorphoSys AGa,b	13,031	1,305,632

		3,464,534
MACHINERY — 12.23%
Aumann AGa,b,c	3,563	266,821
Deutz AG	56,468	529,620
DMG Mori AG	9,206	515,370
Duerr AG	12,146	1,495,461
Heidelberger Druckmaschinen AGa,b	123,718	463,844
JOST Werke AGb,c	6,961	359,126
Koenig & Bauer AGa	6,176	544,228
Krones AGa	7,380	1,000,913

Security	Shares	Value
NORMA Group SE	14,887	$1,099,403
Pfeiffer Vacuum Technology AG	2,997	535,135
Rational AG	1,594	1,037,190
SLM Solutions Group AGa,b	5,864	254,612
Vossloh AGb	4,829	220,863
Wacker Neuson SE	13,108	469,064
Washtec AG	5,224	435,807

		9,227,457
MARINE — 1.11%
Hapag-Lloyd AGa,b,c	20,529	834,774

		834,774
MEDIA — 2.94%
Borussia Dortmund GmbH & Co. KGaA	27,804	203,128
CTS Eventim AG & Co. KGaA	22,426	1,094,622
Stroeer SE & Co. KGaA[a]	12,928	922,407

		2,220,157
METALS & MINING — 3.15%
Aurubis AG	15,753	1,329,166
Salzgitter AG	18,251	1,050,887

		2,380,053
OIL, GAS & CONSUMABLE FUELS — 0.08%
VERBIO Vereinigte BioEnergie AG	10,365	60,807

		60,807
PHARMACEUTICALS — 1.61%
STADA Arzneimittel AG	11,651	1,214,968

		1,214,968
PROFESSIONAL SERVICES — 0.75%
Amadeus Fire AG	2,421	257,186
Bertrandt AG	2,605	305,646

		562,832
REAL ESTATE MANAGEMENT & DEVELOPMENT — 12.13%
ADLER Real Estate AGa,b	13,387	213,563
ADO Properties SAa,c	14,423	752,544
Deutsche Euroshop AG	23,093	837,639
DIC Asset AG	20,789	275,359
Grand City Properties SA	50,045	1,121,257
LEG Immobilien AG	29,522	3,077,838
PATRIZIA Immobilien AGb	21,574	486,259
TAG Immobilien AG	58,179	1,104,107
TLG Immobilien AG	47,669	1,277,907

		9,146,473

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
ROAD & RAIL — 1.36%
Sixt Leasing SEa	5,812	$126,886
Sixt SEa	5,675	598,019
VTG AGa	6,037	298,939

		1,023,844
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.56%
AIXTRON SEa,b	50,070	1,002,430
Dialog Semiconductor PLC[b]	35,687	1,157,783
Elmos Semiconductor AG	4,724	156,428
Manz AGa,b	1,976	83,507
Siltronic AGb	9,812	1,450,426
SMA Solar Technology AGa	5,670	341,898

		4,192,472
SOFTWARE — 3.66%
Nemetschek SE	8,994	925,829
RIB Software SEa	16,415	611,828
Software AG	23,202	1,224,752

		2,762,409
SPECIALTY RETAIL — 1.63%
CECONOMY AG	83,286	1,092,491
Hornbach Baumarkt AG	3,737	139,014

		1,231,505
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.12%
Diebold Nixdorf AG	3,861	320,217
S&T AG	20,728	523,820

		844,037
TEXTILES, APPAREL & LUXURY GOODS — 0.16%
Gerry Weber International AGa	11,871	118,144

		118,144
THRIFTS & MORTGAGE FINANCE — 2.88%
Aareal Bank AGa	26,568	1,296,795
Deutsche Pfandbriefbank AGc	50,263	878,476

		2,175,271
TRADING COMPANIES & DISTRIBUTORS — 0.90%
BayWa AG	6,358	229,922
Kloeckner & Co. SE	34,953	451,883

		681,805
TRANSPORTATION INFRASTRUCTURE — 0.37%
Hamburger Hafen und Logistik AG	11,433	281,395

		281,395

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 2.75%
Freenet AG	59,832	$2,076,844

		2,076,844

TOTAL COMMON STOCKS
(Cost: $65,854,785)		70,576,883

PREFERRED STOCKS — 6.28%

BIOTECHNOLOGY — 0.41%
Biotest AG, Preference Shares[a]	9,232	306,267

		306,267
CONSTRUCTION MATERIALS — 0.23%
STO SE & Co. KGaA, Preference Shares	1,190	172,134

		172,134
HEALTH CARE EQUIPMENT & SUPPLIES — 3.46%
Draegerwerk AG & Co. KGaA, Preference Shares	3,549	364,463
Sartorius AG, Preference Shares	16,618	2,249,765

		2,614,228
MACHINERY — 1.45%
Jungheinrich AG, Preference Shares	22,426	1,096,810

		1,096,810
ROAD & RAIL — 0.73%
Sixt SE, Preference Shares	7,740	549,414

		549,414

TOTAL PREFERRED STOCKS
(Cost: $3,657,262)		4,738,853

SHORT-TERM INVESTMENTS — 19.92%

MONEY MARKET FUNDS — 19.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	14,978,918	14,980,416
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	42,068	42,068

		15,022,484

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,022,839)		15,022,484

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 119.77%
(Cost: $84,534,886)	$90,338,220
Other Assets, Less Liabilities — (19.77)%	(14,910,692)

NET ASSETS — 100.00%	$75,427,528

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,217,379	5,761,539	[b]	—	14,978,918	$14,980,416	$140,009	[c]	$(1,811)	$(961)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,923	32,145	[b]	—	42,068	42,068	272		—	—

						$15,022,484	$140,281		$(1,811)	$(961)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$70,576,883	$—	$—	$70,576,883
Preferred stocks	4,738,853	—	—	4,738,853
Money market funds	15,022,484	—	—	15,022,484

Total	$90,338,220	$—	$—	$90,338,220

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.74%

AIRLINES — 3.64%
Ryanair Holdings PLC ADR[a]	21,530	$2,610,728

		2,610,728
BANKS — 10.30%
AIB Group PLC	500,799	3,298,319
Bank of Ireland Group PLC[a]	345,122	3,241,147
Permanent TSB Group Holdings PLC[a]	348,835	843,255

		7,382,721
BEVERAGES — 1.96%
C&C Group PLC	397,777	1,402,080

		1,402,080
BUILDING PRODUCTS — 4.37%
Kingspan Group PLC	73,813	3,132,907

		3,132,907
CONSTRUCTION MATERIALS — 22.20%
CRH PLC	478,581	15,917,542

		15,917,542
CONTAINERS & PACKAGING — 4.46%
Smurfit Kappa Group PLC	91,387	3,198,908

		3,198,908
DIVERSIFIED FINANCIAL SERVICES — 0.21%
IFG Group PLC	58,681	150,298

		150,298
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.63%
Green REIT PLC	804,966	1,508,010
Hibernia REIT PLC	843,323	1,460,554
Irish Residential Properties REIT PLC	614,289	1,069,883

		4,038,447
FOOD & STAPLES RETAILING — 1.16%
Total Produce PLC	284,816	833,702

		833,702
FOOD PRODUCTS — 19.45%
Glanbia PLC	152,875	2,718,500
Kerry Group PLC Class A	100,574	10,052,408
Origin Enterprises PLC	168,814	1,173,596

		13,944,504
HEALTH CARE PROVIDERS & SERVICES — 3.55%
UDG Healthcare PLC	220,947	2,545,052

		2,545,052

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 10.39%
Dalata Hotel Group PLC[a]	216,670	$1,585,570
Paddy Power Betfair PLC	50,315	5,866,658

		7,452,228
HOUSEHOLD DURABLES — 1.64%
Cairn Homes PLC[a]	548,505	1,178,751

		1,178,751
INSURANCE — 0.32%
FBD Holdings PLC[a]	15,700	227,867

		227,867
INTERNET SOFTWARE & SERVICES — 0.22%
Datalex PLC	40,699	156,362

		156,362
LIFE SCIENCES TOOLS & SERVICES — 4.60%
ICON PLC[a]	29,081	3,295,168

		3,295,168
MARINE — 1.94%
Irish Continental Group PLC	202,748	1,387,250

		1,387,250
PROFESSIONAL SERVICES — 0.13%
CPL Resources PLC	11,568	90,297

		90,297
SPECIALTY RETAIL — 0.44%
Applegreen PLC	45,950	316,082

		316,082
TRADING COMPANIES & DISTRIBUTORS — 3.13%
Grafton Group PLC	213,170	2,246,931

		2,246,931

TOTAL COMMON STOCKS
(Cost: $65,384,862)		71,507,825

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	13,338	13,338

		13,338

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,338)		13,338

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI IRELAND ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $65,398,200)	$71,521,163
Other Assets, Less Liabilities — 0.24%	170,894

NET ASSETS — 100.00%	$71,692,057

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,869	6,469	[b]	—	13,338	$13,338	$206	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$71,507,825	$—	$—	$71,507,825
Money market funds	13,338	—	—	13,338

Total	$71,521,163	$—	$—	$71,521,163

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.90%

AIR FREIGHT & LOGISTICS — 1.90%
Freightways Ltd.	512,768	$2,733,159

		2,733,159
AIRLINES — 2.94%
Air New Zealand Ltd.	1,782,151	4,234,752

		4,234,752
CONSTRUCTION MATERIALS — 6.05%
Fletcher Building Ltd.	1,851,468	8,705,321

		8,705,321
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.86%
Chorus Ltd.	1,345,312	3,633,977
Spark New Zealand Ltd.	4,950,064	11,994,743

		15,628,720
ELECTRIC UTILITIES — 12.41%
Contact Energy Ltd.	1,682,828	6,417,432
Genesis Energy Ltd.	1,649,125	2,810,950
Infratil Ltd.	1,680,467	3,756,456
Mercury NZ Ltd.	2,124,041	4,863,061

		17,847,899
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.74%
Argosy Property Ltd.	2,879,292	2,152,354
Goodman Property Trust[a]	3,249,085	3,097,580
Kiwi Property Group Ltd.	4,420,559	4,246,356
Precinct Properties New Zealand Ltd.	3,346,749	3,069,831

		12,566,121
FOOD PRODUCTS — 11.92%
a2 Milk Co. Ltd.[b]	1,794,975	17,151,647

		17,151,647
HEALTH CARE EQUIPMENT & SUPPLIES — 10.74%
Fisher & Paykel Healthcare Corp. Ltd.	1,550,690	15,455,806

		15,455,806
HEALTH CARE PROVIDERS & SERVICES — 8.41%
Metlifecare Ltd.	573,065	2,462,683
Ryman Healthcare Ltd.	833,476	6,429,126
Summerset Group Holdings Ltd.	694,185	3,208,801

		12,100,610
HOTELS, RESTAURANTS & LEISURE — 4.01%
SKYCITY Entertainment Group Ltd.	2,044,901	5,760,026

		5,760,026

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.37%
Meridian Energy Ltd.	3,110,862	$6,291,097

		6,291,097
INTERNET & DIRECT MARKETING RETAIL — 2.76%
Trade Me Group Ltd.	1,248,244	3,966,795

		3,966,795
MEDIA — 1.65%
Sky Network Television Ltd.	1,298,231	2,372,248

		2,372,248
OIL, GAS & CONSUMABLE FUELS — 4.77%
New Zealand Refining Co. Ltd. (The)	764,601	1,325,360
Z Energy Ltd.[a]	1,094,827	5,535,172

		6,860,532
TRANSPORTATION INFRASTRUCTURE — 8.37%
Auckland International Airport Ltd.	2,585,188	12,043,132

		12,043,132

TOTAL COMMON STOCKS
(Cost: $137,387,342)		143,717,865

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	342,868	342,902
BlackRock Cash Funds: Treasury, SL Agency Shares
1.34%[c,d]	47,253	47,253

		390,155

TOTAL SHORT-TERM INVESTMENTS
(Cost: $390,121)		390,155

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $137,777,463)		144,108,020
Other Assets, Less Liabilities — (0.17)%		(238,806)

NET ASSETS — 100.00%		$143,869,214

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,229,991	—		(3,887,123)[b]	342,868	$342,902	$17,713	[c]	$(604)	$(395)
BlackRock Cash Funds: Treasury, SL Agency Shares	28,361	18,892	[b]	—	47,253	47,253	708		—	—

						$390,155	$18,421		$(604)	$(395)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$143,717,865	$—	$—	$143,717,865
Money market funds	390,155	—	—	390,155

Total	$144,108,020	$—	$—	$144,108,020

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.74%

AIRLINES — 0.51%
Norwegian Air Shuttle ASA[a,b]	8,604	$195,543

		195,543
AUTO COMPONENTS — 0.54%
Kongsberg Automotive ASA[a]	163,965	206,643

		206,643
BANKS — 15.78%
DNB ASA	231,908	4,607,521
Norwegian Finans Holding ASA[a]	28,065	327,367
Sbanken ASA[c]	18,716	188,653
SpareBank 1 Nord Norge	34,221	297,646
Sparebank 1 Oestlandet[a]	8,035	98,615
SpareBank 1 SMN	39,774	466,470

		5,986,272
BIOTECHNOLOGY — 0.23%
Nordic Nanovector ASA[a,b]	9,805	87,022

		87,022
CHEMICALS — 5.12%
Borregaard ASA	32,030	302,549
Yara International ASA	36,767	1,639,507

		1,942,056
CONSUMER FINANCE — 0.32%
B2Holding ASA	46,681	120,445

		120,445
DIVERSIFIED FINANCIAL SERVICES — 1.42%
Aker ASA Class A	7,706	440,156
Axactor ABa	303,345	99,383

		539,539
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.57%
Telenor ASA	177,372	4,010,891

		4,010,891
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.23%
IDEX ASA[a]	136,946	88,553

		88,553
ENERGY EQUIPMENT & SERVICES — 8.86%
Akastor ASA[a]	71,113	151,295
Aker Solutions ASA[a]	48,315	275,662
Borr Drilling Ltd.[a]	83,852	361,472
BW Offshore Ltd.[a]	23,003	126,286
Ocean Yield ASA	20,794	192,461
Odfjell Drilling Ltd.[a]	14,877	69,697

Security	Shares	Value
Petroleum Geo-Services ASA[a]	100,463	$324,173
Subsea 7 SA	73,963	1,125,795
TGS NOPEC Geophysical Co. ASA	29,812	732,911

		3,359,752
FOOD PRODUCTS — 14.49%
Austevoll Seafood ASA	28,858	259,781
Bakkafrost P/F	11,471	581,760
Grieg Seafood ASA	12,542	110,916
Leroy Seafood Group ASA	89,192	535,236
Marine Harvest ASA	86,336	1,681,927
Norway Royal Salmon ASA	3,282	62,834
Orkla ASA	157,109	1,725,448
Salmar ASA	15,037	537,642

		5,495,544
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.40%
Scatec Solar ASA[c]	27,504	150,996

		150,996
INSURANCE — 6.26%
Gjensidige Forsikring ASA	55,581	1,019,008
Protector Forsikring ASA[b]	20,537	236,171
Storebrand ASA	127,291	1,120,056

		2,375,235
INTERNET SOFTWARE & SERVICES — 0.46%
Gaming Innovation Group Inc.[a]	89,170	65,122
Otello Corp. ASA[a]	36,122	108,085

		173,207
IT SERVICES — 1.44%
Atea ASA	25,558	405,708
Evry ASa,c	37,144	138,929

		544,637
MACHINERY — 0.28%
Hexagon Composites ASA[a,b]	35,272	107,331

		107,331
MARINE — 1.71%
Golden Ocean Group Ltd.[a,b]	33,919	313,942
Stolt-Nielsen Ltd.	9,827	130,078
Wallenius Wilhelmsen Logistics[a]	26,455	203,265

		647,285
MEDIA — 1.66%
Schibsted ASA Class B	25,641	629,394

		629,394

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY ETF

February 28, 2018

Security	Shares	Value
METALS & MINING — 5.26%
Norsk Hydro ASA	293,329	$1,994,924

		1,994,924
MULTILINE RETAIL — 0.35%
Europris ASA[c]	39,610	132,584

		132,584
OIL, GAS & CONSUMABLE FUELS — 20.43%
Aker BP ASA	29,424	737,176
BW LPG Ltd.[a,b,c]	26,533	117,239
DNO ASA[a]	210,136	287,745
Frontline Ltd./Bermuda[b]	25,923	103,007
Hoegh LNG Holdings Ltd.	15,958	115,328
Statoil ASA	276,556	6,390,477

		7,750,972
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.57%
Entra ASA[c]	28,726	399,908
Norwegian Property ASA	71,831	97,267
Selvaag Bolig ASA	21,249	99,683

		596,858
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.97%
Nordic Semiconductor ASA[a,b]	40,696	237,352
REC Silicon ASA[a,b]	714,948	131,258

		368,610
SPECIALTY RETAIL — 0.88%
XXL ASA[c]	29,133	332,807

		332,807

TOTAL COMMON STOCKS
(Cost: $36,205,712)		37,837,100

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.83%

MONEY MARKET FUNDS — 2.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	1,069,648	$1,069,755
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	4,993	4,993

		1,074,748

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,074,678)		1,074,748

TOTAL INVESTMENTS IN SECURITIES — 102.57%
(Cost: $37,280,390)		38,911,848
Other Assets, Less Liabilities — (2.57)%		(975,346)

NET ASSETS — 100.00%		$37,936,502

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,857,569	—	(787,921)[b]	1,069,648	$1,069,755	$24,773	[c]	$(272)	$(141)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,181	—	(1,188)[b]	4,993	4,993	110		—	—

					$1,074,748	$24,883		$(272)	$(141)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$37,837,100	$—	$—	$37,837,100
Money market funds	1,074,748	—	—	1,074,748

Total	$38,911,848	$—	$—	$38,911,848

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2018

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Germany Small-Cap ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$51,835,734	$37,727,751	$69,512,047
Affiliated (Note 2)	181,825	324,512	15,022,839

Total cost of investments in securities	$52,017,559	$38,052,263	$84,534,886

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$57,842,193	$42,097,483	$75,315,736
Affiliated (Note 2)	181,828	324,512	15,022,484
Foreign currency, at value[b]	41,428	30,611	88,203
Receivables:
Investment securities sold	394,307	564,891	443,009
Dividends and interest	760	134,832	39,451
Tax reclaims	422,337	—	48,794
Foreign withholding tax claims (Note 7)	—	366,404	—

Total Assets	58,882,853	43,518,733	90,957,677

LIABILITIES
Payables:
Investment securities purchased	386,544	565,897	512,338
Collateral for securities on loan (Note 1)	172,075	322,818	14,982,186
IRS compliance fee for foreign withholding tax claims (Note 7)	—	99,047	—
Professional fees (Note 7)	—	53,664	—
Investment advisory fees (Note 2)	24,119	17,990	35,625

Total Liabilities	582,738	1,059,416	15,530,149

NET ASSETS	$58,300,115	$42,459,317	$75,427,528

Net assets consist of:
Paid-in capital	$51,393,375	$36,662,580	$63,847,978
Undistributed (distributions in excess of) net investment income	(414,937)	236,204	(34,456)
Undistributed net realized gain	1,278,250	1,160,872	5,808,253
Net unrealized appreciation	6,043,427	4,399,661	5,805,753

NET ASSETS	$58,300,115	$42,459,317	$75,427,528

Shares outstanding[c]	850,000	1,000,000	1,150,000

Net asset value per share	$68.59	$42.46	$65.59

[a]	Securities on loan with values of $161,775, $304,772 and $14,299,345, respectively. See Note 1.
[b]	Cost of foreign currency: $42,121, $31,291 and $89,403, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2018

	iShares MSCI Ireland ETF	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$65,384,862	$137,387,342	$36,205,712
Affiliated (Note 2)	13,338	390,121	1,074,678

Total cost of investments in securities	$65,398,200	$137,777,463	$37,280,390

Investments in securities, at fair value[a] (Note 1):
Unaffiliated	$71,507,825	$143,717,865	$37,837,100
Affiliated (Note 2)	13,338	390,155	1,074,748
Foreign currency, at value[b]	43,924	68,843	12,004
Receivables:
Investment securities sold	1,810,872	3,468,387	139,632
Dividends	923	159	78,324
Tax reclaims	30,074	—	2,264

Total Assets	73,406,956	147,645,409	39,144,072

LIABILITIES
Payables:
Investment securities purchased	1,688,680	3,381,885	122,653
Collateral for securities on loan (Note 1)	—	343,716	1,069,662
Investment advisory fees (Note 2)	26,219	50,594	15,255

Total Liabilities	1,714,899	3,776,195	1,207,570

NET ASSETS	$71,692,057	$143,869,214	$37,936,502

Net assets consist of:
Paid-in capital	$71,896,694	$139,353,738	$40,403,220
Undistributed (distributions in excess of) net investment income	(396,636)	114,888	53,239
Accumulated net realized loss	(5,932,912)	(1,928,268)	(4,151,327)
Net unrealized appreciation	6,124,911	6,328,856	1,631,370

NET ASSETS	$71,692,057	$143,869,214	$37,936,502

Shares outstanding[c]	1,550,000	2,950,000	1,400,000

Net asset value per share	$46.25	$48.77	$27.10

[a]	Securities on loan with values of $ —, $324,323 and $1,009,238, respectively. See Note 1.
[b]	Cost of foreign currency: $44,302, $70,544 and $12,136, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Germany Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$123,621	$175,775	$44,360
Dividends — affiliated (Note 2)	190	123	272
Securities lending income — affiliated — net (Note 2)	7,602	3,252	140,009

Total investment income	131,413	179,150	184,641

EXPENSES
Investment advisory fees (Note 2)	172,275	124,466	184,281
Proxy fees	7	4	3

Total expenses	172,282	124,470	184,284

Net investment income (loss)	(40,869)	54,680	357

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	50,729	(32,365)	(428,935)
Investments — affiliated (Note 2)	(131)	(100)	(1,811)
In-kind redemptions — unaffiliated	3,978,020	2,618,733	7,094,199
Foreign currency transactions	24,087	240	5,838

Net realized gain	4,052,705	2,586,508	6,669,291

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(3,093,725)	366,221	305,227
Investments — affiliated (Note 2)	(154)	19	(961)
Translation of assets and liabilities in foreign currencies	(7,557)	7,756	(917)

Net change in unrealized appreciation/depreciation	(3,101,436)	373,996	303,349

Net realized and unrealized gain	951,269	2,960,504	6,972,640

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$910,400	$3,015,184	$6,972,997

[a]	Net of foreign withholding tax of $18,330, $ — and $7,689, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares MSCI Ireland ETF	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$332,406	$3,092,086	$347,617
Dividends — affiliated (Note 2)	206	708	110
Securities lending income — affiliated — net (Note 2)	—	17,713	24,773

Total investment income	332,612	3,110,507	372,500

EXPENSES
Investment advisory fees (Note 2)	169,025	367,007	96,078
Proxy fees	8	17	3

Total expenses	169,033	367,024	96,081

Net investment income	163,579	2,743,483	276,419

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	198,338	402,030	(1,369,828)
Investments — affiliated (Note 2)	—	(604)	(272)
In-kind redemptions — unaffiliated	420,557	8,075,489	1,634,963
Foreign currency transactions	7,324	(25,611)	(1,938)

Net realized gain	626,219	8,451,304	262,925

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	3,519,127	(941,150)	2,154,410
Investments — affiliated (Note 2)	—	(395)	(141)
Translation of assets and liabilities in foreign currencies	(2,738)	3,834	(2,046)

Net change in unrealized appreciation/depreciation	3,516,389	(937,711)	2,152,223

Net realized and unrealized gain	4,142,608	7,513,593	2,415,148

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,306,187	$10,257,076	$2,691,567

[a]	Net of foreign withholding tax of $10,745, $516,620 and $87,508, respectively.

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Denmark ETF		iShares MSCI Finland ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(40,869)	$942,554	$54,680	$1,056,741
Net realized gain	4,052,705	1,331,870	2,586,508	1,434,432
Net change in unrealized appreciation/depreciation	(3,101,436)	11,547,467	373,996	4,990,134

Net increase in net assets resulting from operations	910,400	13,821,891	3,015,184	7,481,307

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(511,128)	(836,072)	(204,351)	(1,105,599)

Total distributions to shareholders	(511,128)	(836,072)	(204,351)	(1,105,599)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,779,139	18,534,807	5,952,407	16,349,774
Cost of shares redeemed	(16,445,736)	(11,881,614)	(12,057,205)	(15,140,002)

Net increase (decrease) in net assets from capital share transactions	(9,666,597)	6,653,193	(6,104,798)	1,209,772

INCREASE (DECREASE) IN NET ASSETS	(9,267,325)	19,639,012	(3,293,965)	7,585,480

NET ASSETS
Beginning of period	67,567,440	47,928,428	45,753,282	38,167,802

End of period	$58,300,115	$67,567,440	$42,459,317	$45,753,282

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(414,937)	$137,060	$236,204	$385,875

SHARES ISSUED AND REDEEMED
Shares sold	100,000	350,000	150,000	450,000
Shares redeemed	(250,000)	(200,000)	(300,000)	(450,000)

Net increase (decrease) in shares outstanding	(150,000)	150,000	(150,000)	—

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Germany Small-Cap ETF		iShares MSCI Ireland ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$357	$408,823	$163,579	$923,504
Net realized gain	6,669,291	1,805,486	626,219	2,238,772
Net change in unrealized appreciation/depreciation	303,349	5,157,118	3,516,389	2,940,920

Net increase in net assets resulting from operations	6,972,997	7,371,427	4,306,187	6,103,196

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(117,105)	(381,496)	(512,697)	(871,114)

Total distributions to shareholders	(117,105)	(381,496)	(512,697)	(871,114)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,859,271	16,661,561	2,349,709	—
Cost of shares redeemed	(22,312,399)	(7,405,237)	(2,333,938)	(61,944,840)

Net increase (decrease) in net assets from capital share transactions	28,546,872	9,256,324	15,771	(61,944,840)

INCREASE (DECREASE) IN NET ASSETS	35,402,764	16,246,255	3,809,261	(56,712,758)

NET ASSETS
Beginning of period	40,024,764	23,778,509	67,882,796	124,595,554

End of period	$75,427,528	$40,024,764	$71,692,057	$67,882,796

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(34,456)	$82,292	$(396,636)	$(47,518)

SHARES ISSUED AND REDEEMED
Shares sold	800,000	300,000	50,000	—
Shares redeemed	(350,000)	(150,000)	(50,000)	(1,650,000)

Net increase (decrease) in shares outstanding	450,000	150,000	—	(1,650,000)

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI New Zealand ETF		iShares MSCI Norway ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,743,483	$6,709,353	$276,419	$873,806
Net realized gain (loss)	8,451,304	11,271,733	262,925	(155,417)
Net change in unrealized appreciation/depreciation	(937,711)	(15,310,965)	2,152,223	6,349,667

Net increase in net assets resulting from operations	10,257,076	2,670,121	2,691,567	7,068,056

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,753,619)	(6,894,546)	(259,638)	(906,184)

Total distributions to shareholders	(2,753,619)	(6,894,546)	(259,638)	(906,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,540,819	73,025,811	10,380,943	8,971,994
Cost of shares redeemed	(55,965,355)	(64,193,780)	(7,465,489)	(9,006,484)

Net increase (decrease) in net assets from capital share transactions	(39,424,536)	8,832,031	2,915,454	(34,490)

INCREASE (DECREASE) IN NET ASSETS	(31,921,079)	4,607,606	5,347,383	6,127,382

NET ASSETS
Beginning of period	175,790,293	171,182,687	32,589,119	26,461,737

End of period	$143,869,214	$175,790,293	$37,936,502	$32,589,119

Undistributed net investment income included in net assets at end of period	$114,888	$125,024	$53,239	$36,458

SHARES ISSUED AND REDEEMED
Shares sold	350,000	1,650,000	400,000	400,000
Shares redeemed	(1,200,000)	(1,500,000)	(300,000)	(400,000)

Net increase (decrease) in shares outstanding	(850,000)	150,000	100,000	—

See notes to financial statements.

FINANCIAL STATEMENTS	35

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Denmark ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$67.57	$56.39	$53.99	$50.53	$37.64	$29.32

Income from investment operations:
Net investment income (loss)[a]	(0.04)	0.94	0.76	0.84	0.65	0.33
Net realized and unrealized gain[b]	1.63	11.07	2.27	3.43	12.66	8.40

Total from investment operations	1.59	12.01	3.03	4.27	13.31	8.73

Less distributions from:
Net investment income	(0.57)	(0.83)	(0.63)	(0.81)	(0.42)	(0.41)

Total distributions	(0.57)	(0.83)	(0.63)	(0.81)	(0.42)	(0.41)

Net asset value, end of period	$68.59	$67.57	$56.39	$53.99	$50.53	$37.64

Total return	2.38%[c]	21.43%	5.63%	8.43%	35.33%	29.94%

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,300	$67,567	$47,928	$48,594	$60,635	$9,410
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets[d]	(0.13)%	1.66%	1.38%	1.62%	1.32%	0.96%
Portfolio turnover rate[e]	7%[c]	14%	40%	9%	9%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Finland ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$39.79	$33.19	$31.32	$34.52	$27.57	$22.10

Income from investment operations:
Net investment income[a]	0.05	1.02	1.51 [b]	0.56	1.72	0.90
Net realized and unrealized gain (loss)[c]	2.78	6.74	1.13	(3.25)	6.37	5.47

Total from investment operations	2.83	7.76	2.64	(2.69)	8.09	6.37

Less distributions from:
Net investment income	(0.16)	(1.16)	(0.77)	(0.51)	(1.14)	(0.90)

Total distributions	(0.16)	(1.16)	(0.77)	(0.51)	(1.14)	(0.90)

Net asset value, end of period	$42.46	$39.79	$33.19	$31.32	$34.52	$27.57

Total return	7.17%[d]	23.32%	8.60%[b]	(7.90)%	29.25%	29.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,459	$45,753	$38,168	$23,488	$36,246	$9,651
Ratio of expenses to average net assets[e]	0.53%	0.55%	0.72%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)[e]	n/a	0.53%	0.53%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.23%	2.84%	4.72%[b]	1.68%	4.95%	3.38%
Portfolio turnover rate[f]	4%[d]	12%	21%	12%	14%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated IRS compliance fees and professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.42
•	Total return by 1.05%
•	Ratio of net investment income to average net assets by 1.32%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Germany Small-Cap ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$57.18	$43.23	$40.03	$38.93	$34.54	$26.69

Income from investment operations:
Net investment income[a]	0.00 [b]	0.78	0.71	0.53	0.70	0.67
Net realized and unrealized gain[c]	8.53	13.87	3.16	1.26	4.26	7.81

Total from investment operations	8.53	14.65	3.87	1.79	4.96	8.48

Less distributions from:
Net investment income	(0.12)	(0.70)	(0.67)	(0.69)	(0.57)	(0.63)

Total distributions	(0.12)	(0.70)	(0.67)	(0.69)	(0.57)	(0.63)

Net asset value, end of period	$65.59	$57.18	$43.23	$40.03	$38.93	$34.54

Total return	14.93%[d]	34.12%	9.72%	4.61%	14.21%	31.93%

Ratios/Supplemental data:
Net assets, end of period (000s)	$75,428	$40,025	$23,779	$26,023	$36,983	$10,363
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	0.00%[f]	1.65%	1.73%	1.36%	1.72%	2.09%
Portfolio turnover rate[g]	6%[d]	14%	12%	18%	15%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Rounds to less than 0.01%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Ireland ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$43.80	$38.94	$40.34	$35.27	$31.16	$20.90

Income from investment operations:
Net investment income[a]	0.11	0.47	0.49	0.52 [b]	0.47	0.56
Net realized and unrealized gain (loss)[c]	2.68	4.94	(1.33)	5.43	4.32	10.06

Total from investment operations	2.79	5.41	(0.84)	5.95	4.79	10.62

Less distributions from:
Net investment income	(0.34)	(0.55)	(0.56)	(0.62)	(0.68)	(0.36)
Net realized gain	—	—	—	(0.26)	—	—

Total distributions	(0.34)	(0.55)	(0.56)	(0.88)	(0.68)	(0.36)

Net asset value, end of period	$46.25	$43.80	$38.94	$40.34	$35.27	$31.16

Total return	6.36%[d]	13.99%	(2.12)%	17.10%	15.45%	51.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$71,692	$67,883	$124,596	$177,496	$126,979	$84,121
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[e]	0.46%	1.19%	1.27%	1.41%[b]	1.30%	2.03%
Portfolio turnover rate[f]	11%[d]	14%	31%	26%	31%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Paddy Power PLC. Excluding such special distribution, the net investment income would have been $0.34 per share and 0.94% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI New Zealand ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$46.26	$46.90	$32.17	$40.88	$34.14	$31.12

Income from investment operations:
Net investment income[a]	0.82	1.96	1.21	1.87	1.68	1.45
Net realized and unrealized gain (loss)[b]	2.59	(0.39)	14.76	(8.57)	6.78	3.23

Total from investment operations	3.41	1.57	15.97	(6.70)	8.46	4.68

Less distributions from:
Net investment income	(0.90)	(2.21)	(1.24)	(2.01)	(1.72)	(1.66)

Total distributions	(0.90)	(2.21)	(1.24)	(2.01)	(1.72)	(1.66)

Net asset value, end of period	$48.77	$46.26	$46.90	$32.17	$40.88	$34.14

Total return	7.45%[c]	3.95%	50.49%	(17.01)%	25.02%	15.15%

Ratios/Supplemental data:
Net assets, end of period (000s)	$143,869	$175,790	$171,183	$64,344	$159,446	$145,081
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[d]	3.53%	4.45%	3.05%	4.83%	4.17%	4.07%
Portfolio turnover rate[e]	7%[c]	9%	11%	14%	20%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Norway ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$25.07	$20.36	$20.40	$31.83	$28.33	$27.37

Income from investment operations:
Net investment income[a]	0.20	0.69	0.64	0.64	1.09	0.92
Net realized and unrealized gain (loss)[b]	2.02	4.70	(0.06)	(11.49)	3.43	0.85

Total from investment operations	2.22	5.39	0.58	(10.85)	4.52	1.77

Less distributions from:
Net investment income	(0.19)	(0.68)	(0.62)	(0.58)	(1.02)	(0.81)

Total distributions	(0.19)	(0.68)	(0.62)	(0.58)	(1.02)	(0.81)

Net asset value, end of period	$27.10	$25.07	$20.36	$20.40	$31.83	$28.33

Total return	8.90%[c]	27.10%	2.89%	(34.32)%	15.91%	6.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,937	$32,589	$26,462	$30,595	$22,280	$11,331
Ratio of expenses to average net assets[d]	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[d]	1.52%	3.11%	3.23%	2.60%	3.48%	3.16%
Portfolio turnover rate[e]	6%[c]	10%	19%	14%	12%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name	Diversification Classification
MSCI Denmark	iShares MSCI Denmark Capped ETF	Non-diversified
MSCI Finland	iShares MSCI Finland Capped ETF	Non-diversified
MSCI Germany Small-Cap	N/A	Diversified
MSCI Ireland	iShares MSCI Ireland Capped ETF	Non-diversified
MSCI New Zealand	iShares MSCI New Zealand Capped ETF	Non-diversified
MSCI Norway	iShares MSCI Norway Capped ETF	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Denmark
Morgan Stanley & Co. LLC	$161,775	$161,775	$—

MSCI Finland
Morgan Stanley & Co. LLC	$304,772	$304,772	$—

MSCI Germany Small-Cap
Barclays Capital Inc.	$1,233,671	$1,233,671	$—
Citigroup Global Markets Inc.	2,172,142	2,172,142	—
Credit Suisse Securities (USA) LLC	1,291,741	1,291,741	—
Deutsche Bank Securities Inc.	344,874	344,874	—
Goldman Sachs & Co.	3,357,819	3,357,819	—
HSBC Bank PLC	24,424	24,424	—
JPMorgan Securities LLC	298,991	298,991	—
Merrill Lynch, Pierce, Fenner & Smith	670,725	670,725	—
Morgan Stanley & Co. LLC	4,094,886	4,094,886	—
State Street Bank & Trust Company	234,018	234,018	—
UBS AG	576,054	576,054	—

	$14,299,345	$14,299,345	$—

MSCI New Zealand
Barclays Capital Inc.	$157,306	$157,306	$—
State Street Bank & Trust Company	167,017	167,017	—

	$324,323	$324,323	$—

MSCI Norway
Barclays Capital Inc.	$74,730	$74,730	$—
Citigroup Global Markets Inc.	147,881	147,881	—
Deutsche Bank Securities Inc.	7,828	7,828	—
Goldman Sachs & Co.	189,891	189,891	—
JPMorgan Securities LLC	33,358	33,358	—
Morgan Stanley & Co. LLC	555,550	555,550	—

	$1,009,238	$1,009,238	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Denmark	0.53%
MSCI Finland	0.53
MSCI Germany Small-Cap	0.59
MSCI Norway	0.53

For its investment advisory services to each of the iShares MSCI Ireland and iShares MSCI New Zealand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion, up to and including $96 billion
0.32	Over $96 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Denmark	$1,647
MSCI Finland	757
MSCI Germany Small-Cap	32,984
MSCI New Zealand	4,026
MSCI Norway	5,278

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year six months ended February 28, 2108, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark	$609,705	$2,312,019
MSCI Finland	492,635	—
MSCI Germany Small-Cap	—	130,893
MSCI Ireland	937,539	—
MSCI Norway	201,246	422,874

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of February 28, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
MSCI Norway	1	14%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark	$4,509,243	$4,517,960
MSCI Finland	2,038,634	2,336,576
MSCI Germany Small-Cap	17,007,880	3,597,981
MSCI Ireland	7,775,979	8,171,774
MSCI New Zealand	14,102,348	11,231,871
MSCI Norway	2,331,536	1,987,642

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Denmark	$6,391,997	$16,035,488
MSCI Finland	5,922,342	11,995,213
MSCI Germany Small-Cap	38,082,921	22,438,223
MSCI Ireland	2,346,057	2,330,053
MSCI New Zealand	13,756,393	55,759,907
MSCI Norway	10,005,869	7,445,723

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors,

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Denmark	$2,001,523
MSCI Finland	685,174
MSCI Germany Small-Cap	503,164
MSCI Ireland	6,135,894
MSCI New Zealand	9,106,295
MSCI Norway	3,028,907

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Denmark	$52,790,491	$7,910,277	$(2,676,747)	$5,233,530
MSCI Finland	38,792,725	6,092,177	(2,462,907)	3,629,270
MSCI Germany Small-Cap	84,934,509	7,495,625	(2,091,914)	5,403,711
MSCI Ireland	66,106,684	9,615,494	(4,201,015)	5,414,479
MSCI New Zealand	139,228,799	18,905,633	(14,026,412)	4,879,221
MSCI Norway	38,666,743	3,247,607	(3,002,502)	245,105

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Finland ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon favorable determinations issued by the Finnish Tax Authority. The Fund continues to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Finnish tax claims receivable are disclosed in the statement of assets and liabilities. Professional fees associated with the filing of tax claims in Finland that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Fund, under the approval of the Board, plans to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued an estimated liability for the IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a `flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Finland	$0.133615	$—	$0.023578	$0.157193	85%	—%	15%	100%
MSCI Germany Small-Cap	0.072750	—	0.050518	0.123268	59	—	41	100
MSCI Ireland	0.293527	—	0.048271	0.341798	86	—	14	100

SUPPLEMENTAL INFORMATION	53

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-808-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI India ETF | INDA | Cboe BZX
➢	iShares MSCI India Small-Cap ETF | SMIN | Cboe BZX

Fund Performance Overview

iSHARES® MSCI INDIA ETF

Performance as of February 28, 2018

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 2.75%, net of fees, while the total return for the Index was 3.94%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.02%	17.10%	21.17%	19.02%	17.10%	21.17%
5 Years	7.81%	7.54%	8.69%	45.66%	43.84%	51.68%
Since Inception	6.12%	5.84%	6.96%	43.43%	41.20%	50.54%

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.50	$3.47	$1,000.00	$1,021.40	$3.46	0.69%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	23.30%
Information Technology	15.42
Energy	13.58
Consumer Discretionary	12.06
Materials	9.81
Consumer Staples	9.41
Industrials	5.96
Health Care	5.58
Telecommunication Services	2.91
Utilities	1.97

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Housing Development Finance Corp. Ltd.	9.09%
Reliance Industries Ltd.	9.01
Infosys Ltd.	6.79
Tata Consultancy Services Ltd.	4.62
Axis Bank Ltd.	3.14
Maruti Suzuki India Ltd.	3.10
ITC Ltd.	3.00
Hindustan Unilever Ltd.	2.83
ICICI Bank Ltd.	2.46
Larsen & Toubro Ltd.	2.08

TOTAL	46.12%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI INDIA SMALL-CAP ETF

Performance as of February 28, 2018

The iShares MSCI India Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 7.55%, net of fees, while the total return for the Index was 9.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.22%	27.12%	32.28%	29.22%	27.12%	32.28%
5 Years	18.46%	18.32%	19.48%	133.27%	131.93%	143.45%
Since Inception	12.98%	12.77%	13.91%	109.49%	107.07%	120.24%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,075.50	$4.07	$1,000.00	$1,020.90	$3.96	0.79%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Consumer Discretionary	19.93%
Financials	17.18
Industrials	17.13
Materials	13.56
Health Care	11.72
Information Technology	7.38
Utilities	4.39
Consumer Staples	3.99
Real Estate	2.69
Telecommunication Services	1.20
Energy	0.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Federal Bank Ltd.	1.83%
Edelweiss Financial Services Ltd.	1.59
Page Industries Ltd.	1.58
Apollo Hospitals Enterprise Ltd.	1.45
Biocon Ltd.	1.20
Crompton Greaves Consumer Electricals Ltd.	1.15
IIFL Holdings Ltd.	1.13
Balkrishna Industries Ltd.	1.11
Jindal Steel & Power Ltd.	1.09
Divi’s Laboratories Ltd.	1.09

TOTAL	13.22%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.75%

AUTO COMPONENTS — 1.69%
Bharat Forge Ltd.	2,432,438	$29,491,508
Bosch Ltd.	85,042	24,394,426
Motherson Sumi Systems Ltd.	7,332,211	37,141,503

		91,027,437
AUTOMOBILES — 8.52%
Bajaj Auto Ltd.	974,258	45,172,880
Hero MotoCorp Ltd.	579,643	32,001,873
Mahindra & Mahindra Ltd.	8,659,974	96,820,493
Maruti Suzuki India Ltd.	1,227,487	166,769,784
Tata Motors Ltd.[a]	18,436,939	104,684,824
Tata Motors Ltd. Class Aa	4,427,730	14,062,165

		459,512,019
BANKS — 9.16%
Axis Bank Ltd.	20,834,986	169,104,113
ICICI Bank Ltd.	27,581,367	132,622,572
IDFC Bank Ltd.	15,800,182	12,490,502
State Bank of India	20,043,385	82,454,895
Yes Bank Ltd.	19,739,415	97,657,401

		494,329,483
BEVERAGES — 0.63%
United Spirits Ltd.[a]	674,894	34,103,533

		34,103,533
CHEMICALS — 1.92%
Asian Paints Ltd.	3,340,845	57,320,713
UPL Ltd.	4,131,365	46,214,974

		103,535,687
CONSTRUCTION & ENGINEERING — 2.07%
Larsen & Toubro Ltd.	5,530,365	111,899,774

		111,899,774
CONSTRUCTION MATERIALS — 3.65%
ACC Ltd.	523,244	13,036,072
Ambuja Cements Ltd.	6,915,918	26,789,445
Grasim Industries Ltd.	3,815,775	67,516,455
Shree Cement Ltd.	97,069	24,769,218
UltraTech Cement Ltd.	1,019,985	65,063,602

		197,174,792
CONSUMER FINANCE — 2.00%
Bajaj Finance Ltd.	2,007,985	50,556,976
Mahindra & Mahindra Financial Services Ltd.	3,377,828	22,432,869

Security	Shares	Value
Shriram Transport Finance Co. Ltd.	1,712,292	$35,058,667

		108,048,512
DIVERSIFIED FINANCIAL SERVICES — 0.55%
Power Finance Corp. Ltd.	7,356,233	11,867,761
Rural Electrification Corp. Ltd.	8,024,982	17,775,465

		29,643,226
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.38%
Bharti Infratel Ltd.	3,865,264	20,570,440

		20,570,440
ELECTRIC UTILITIES — 0.31%
Tata Power Co. Ltd. (The)	12,874,836	16,699,713

		16,699,713
ELECTRICAL EQUIPMENT — 0.68%
Bharat Heavy Electricals Ltd.	10,229,864	14,116,926
Havells India Ltd.	2,903,154	22,622,731

		36,739,657
FOOD PRODUCTS — 1.07%
Britannia Industries Ltd.	334,529	25,645,704
Nestle India Ltd.	268,649	32,007,361

		57,653,065
GAS UTILITIES — 0.77%
GAIL India Ltd.	5,890,740	41,368,667

		41,368,667
HOUSEHOLD PRODUCTS — 2.83%
Hindustan Unilever Ltd.	7,538,784	152,491,243

		152,491,243
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.89%
NTPC Ltd.	19,145,735	47,977,301

		47,977,301
INDUSTRIAL CONGLOMERATES — 0.27%
Siemens Ltd.	826,901	14,824,148

		14,824,148
INSURANCE — 0.64%
Bajaj Finserv Ltd.	443,398	34,382,849

		34,382,849
IT SERVICES — 15.38%
HCL Technologies Ltd.	6,464,648	93,308,648
Infosys Ltd.	20,284,279	365,106,903
Tata Consultancy Services Ltd.	5,333,906	248,497,364
Tech Mahindra Ltd.	5,441,950	51,177,323
Vakrangee Ltd.	4,972,527	12,418,675

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

February 28, 2018

Security	Shares	Value
Wipro Ltd.	13,127,676	$59,002,376

		829,511,289
MACHINERY — 1.76%
Ashok Leyland Ltd.	13,593,306	29,525,150
Eicher Motors Ltd.	154,862	65,223,475

		94,748,625
MEDIA — 0.99%
Zee Entertainment Enterprises Ltd.	6,132,902	53,222,344

		53,222,344
METALS & MINING — 4.21%
Hindalco Industries Ltd.	13,551,961	51,049,005
JSW Steel Ltd.	9,822,256	47,071,141
Tata Steel Ltd.	4,054,734	41,800,708
Vedanta Ltd.	17,262,440	87,377,087

		227,297,941
OIL, GAS & CONSUMABLE FUELS — 13.55%
Bharat Petroleum Corp. Ltd.	8,814,651	58,120,511
Coal India Ltd.	7,927,386	37,619,224
Hindustan Petroleum Corp. Ltd.	7,076,546	41,293,996
Indian Oil Corp. Ltd.	6,765,164	39,388,709
Oil & Natural Gas Corp. Ltd.	14,899,205	43,064,955
Petronet LNG Ltd.	6,965,916	26,443,134
Reliance Industries Ltd.	33,088,986	484,833,610

		730,764,139
PERSONAL PRODUCTS — 1.87%
Dabur India Ltd.	6,135,301	30,612,347
Godrej Consumer Products Ltd.	2,768,549	45,491,387
Marico Ltd.	5,244,985	24,809,442

		100,913,176
PHARMACEUTICALS — 5.56%
Aurobindo Pharma Ltd.	3,060,905	28,844,171
Cadila Healthcare Ltd.	2,377,101	14,781,566
Cipla Ltd./India	4,017,865	36,366,393
Dr. Reddy’s Laboratories Ltd.	1,328,370	45,618,831
Glenmark Pharmaceuticals Ltd.	1,605,207	13,417,740
Lupin Ltd.	2,571,126	32,360,953
Piramal Enterprises Ltd.	900,861	35,712,241
Piramal Enterprises Ltd. New[a]	39,882	1,581,016
Sun Pharmaceutical Industries Ltd.	11,141,973	91,560,992

		300,243,903

Security	Shares	Value
ROAD & RAIL — 0.18%
Container Corp. of India Ltd.	481,020	$9,629,445

		9,629,445
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
Titan Co. Ltd.	3,607,475	45,194,324

		45,194,324
THRIFTS & MORTGAGE FINANCE — 10.89%
Housing Development Finance Corp. Ltd.	17,610,755	488,939,464
Indiabulls Housing Finance Ltd.	3,708,764	71,395,682
LIC Housing Finance Ltd.	3,456,849	26,945,341

		587,280,487
TOBACCO — 2.99%
ITC Ltd.	39,620,945	161,199,324

		161,199,324
TRANSPORTATION INFRASTRUCTURE — 0.98%
Adani Ports & Special Economic Zone Ltd.	8,415,210	52,748,255

		52,748,255
WIRELESS TELECOMMUNICATION SERVICES — 2.52%
Bharti Airtel Ltd.	16,243,238	106,852,499
Idea Cellular Ltd.[a]	22,768,883	29,323,396

		136,175,895

TOTAL COMMON STOCKS
(Cost: $4,123,222,136)		5,380,910,693

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $4,123,222,136)		5,380,910,693
Other Assets, Less Liabilities — 0.25%		13,411,077

NET ASSETS — 100.00%		$5,394,321,770

[a]	Non-income producing security.

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,118,019	—	(20,118,019)[b]	—	$—	$331,521	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
SGX NIFTY 50	707	Mar 2018	$14,874	$139,491

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,379,329,677	$1,581,016	$—	$5,380,910,693

Total	$5,379,329,677	$1,581,016	$—	$5,380,910,693

Derivative financial instruments[a]
Assets
Futures contracts	$139,491	$—	$—	$139,491

Total	$139,491	$—	$—	$139,491

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 100.02%

AIR FREIGHT & LOGISTICS — 0.40%
Allcargo Logistics Ltd.	138,219	$381,371
Blue Dart Express Ltd.	14,050	923,956

		1,305,327
AIRLINES — 0.50%
Jet Airways India Ltd.[a]	65,051	745,009
SpiceJet Ltd.[a]	419,109	888,125

		1,633,134
AUTO COMPONENTS — 5.77%
Apollo Tyres Ltd.	755,721	3,184,883
Asahi India Glass Ltd.	172,306	934,447
Balkrishna Industries Ltd.	217,432	3,626,968
Ceat Ltd.	53,350	1,312,289
Endurance Technologies Ltd.[b]	76,082	1,610,427
Exide Industries Ltd.	600,502	1,911,762
JK Tyre & Industries Ltd.	172,249	397,927
Mahindra CIE Automotive Ltd.[a]	237,455	871,508
Minda Industries Ltd.	55,600	963,177
Sundram Fasteners Ltd.	145,911	1,264,112
Suprajit Engineering Ltd.	85,275	363,569
Tube Investments of India Ltd.	203,561	816,478
WABCO India Ltd.	13,359	1,659,370

		18,916,917
BANKS — 4.93%
Canara Bank	351,557	1,614,881
DCB Bank Ltd.	453,080	1,140,589
Federal Bank Ltd.	4,156,809	6,013,842
Jammu & Kashmir Bank Ltd. (The)[a]	588,452	601,583
Karnataka Bank Ltd. (The)	410,090	850,758
Karur Vysya Bank Ltd. (The)	837,775	1,386,298
Oriental Bank of Commerce[a]	231,333	355,986
RBL Bank Ltd.[b]	291,169	2,190,933
Syndicate Bank[a]	622,522	583,857
Union Bank of India[a]	502,552	814,235
Vijaya Bank	652,062	599,551

		16,152,513
BEVERAGES — 0.23%
Radico Khaitan Ltd.	144,364	768,508

		768,508
BIOTECHNOLOGY — 1.20%
Biocon Ltd.	406,012	3,926,671

		3,926,671

Security	Shares	Value
BUILDING PRODUCTS — 1.78%
Astral Polytechnik Ltd.	84,354	$1,173,838
Blue Star Ltd.	67,519	770,994
Cera Sanitaryware Ltd.	13,879	715,721
Kajaria Ceramics Ltd.	187,020	1,649,832
Sintex Plastics Technology Ltd. Class La	1,071,822	1,077,642
Somany Ceramics Ltd.	43,785	455,652

		5,843,679
CAPITAL MARKETS — 5.21%
5Paisa Capital Ltd.[a]	1	3
Care Ratings Ltd.	61,112	1,282,535
Central Depository Services India Ltd.[a]	71,690	351,483
CRISIL Ltd.	52,748	1,560,386
Edelweiss Financial Services Ltd.	1,265,909	5,222,297
IIFL Holdings Ltd.	318,969	3,702,016
Indiabulls Ventures Ltd.	315,682	1,253,351
JM Financial Ltd.	560,427	1,269,313
Motilal Oswal Financial Services Ltd.	98,953	1,725,588
PTC India Financial Services Ltd.	525,270	243,098
Tata Investment Corp. Ltd.	39,033	479,717

		17,089,787
CHEMICALS — 6.94%
Aarti Industries	57,807	1,040,896
Akzo Nobel India Ltd.	27,650	764,058
Atul Ltd.	21,153	872,632
BASF India Ltd.	30,782	962,495
Bayer CropScience Ltd./India	25,014	1,458,575
Chambal Fertilizers and Chemicals Ltd.	259,027	670,964
Coromandel International Ltd.	205,619	1,763,565
DCM Shriram Ltd.	61,742	536,186
Deepak Fertilisers & Petrochemicals Corp. Ltd.	55,256	288,510
Dhanuka Agritech Ltd.	34,677	329,677
EID Parry India Ltd.	162,018	787,256
Finolex Industries Ltd.	87,402	876,217
Godrej Industries Ltd.	199,019	1,685,573
Gujarat Alkalies & Chemicals Ltd.	46,853	530,372
Gujarat Fluorochemicals Ltd.	77,232	917,175
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	103,610	689,607
Gulf Oil Lubricants India Ltd.	29,421	450,350

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Himadri Speciality Chemical Ltd.	216,694	$533,201
Monsanto India Ltd.	12,293	473,813
PI Industries Ltd.	162,085	2,171,044
Rain Industries Ltd.	225,310	1,317,353
Rallis India Ltd.	136,767	485,797
SH Kelkar & Co. Ltd.[b]	51,824	226,559
Sharda Cropchem Ltd.	63,823	392,022
Supreme Industries Ltd.	111,564	2,036,267
Vinati Organics Ltd.	36,525	477,824

		22,737,988
COMMUNICATIONS EQUIPMENT — 0.63%
Sterlite Technologies Ltd.	275,657	1,520,538
Tejas Networks Ltd.[a,b]	100,764	539,501

		2,060,039
CONSTRUCTION & ENGINEERING — 5.57%
Ashoka Buildcon Ltd.	132,147	444,234
Dilip Buildcon Ltd.[b]	94,751	1,375,532
Engineers India Ltd.	445,783	1,184,489
Gayatri Highways Ltd.[a]	272,682	37,713
Gayatri Projects Ltd.[a]	260,916	847,876
GE Power India Ltd.	46,802	603,684
GMR Infrastructure Ltd.[a]	6,160,742	1,792,061
Hindustan Construction Co. Ltd.[a]	1,505,401	783,362
IRB Infrastructure Developers Ltd.	468,344	1,643,432
Kalpataru Power Transmission Ltd.	108,545	835,253
KEC International Ltd.	179,972	1,147,163
NCC Ltd./India	1,195,523	2,416,875
PNC Infratech Ltd.	180,948	457,882
Sadbhav Engineering Ltd.	249,721	1,536,745
Techno Electric & Engineering Co. Ltd.[a]	78,910	459,679
Voltas Ltd.	286,968	2,684,395

		18,250,375
CONSTRUCTION MATERIALS — 3.25%
Birla Corp. Ltd.	54,481	752,910
Century Textiles & Industries Ltd.	78,739	1,474,855
Dalmia Bharat Ltd.	61,346	2,478,935
HeidelbergCement India Ltd.	159,141	389,264
India Cements Ltd. (The)	496,890	1,214,648
JK Cement Ltd.	49,893	774,899
JK Lakshmi Cement Ltd.	90,401	589,548
Orient Cement Ltd.	144,410	354,451
Prism Cement Ltd.[a]	355,705	689,884
Ramco Cements Ltd. (The)	167,751	1,937,938

		10,657,332

Security	Shares	Value
CONSUMER FINANCE — 1.98%
Manappuram Finance Ltd.	1,212,353	$2,008,918
Muthoot Finance Ltd.	281,982	1,695,885
Repco Home Finance Ltd.	90,952	788,250
Sundaram Finance Ltd.	74,480	2,008,904

		6,501,957
CONTAINERS & PACKAGING — 0.68%
Essel Propack Ltd.	111,172	455,721
HSIL Ltd.	85,326	575,902
Time Technoplast Ltd.	300,155	798,693
Uflex Ltd.	67,244	382,740

		2,213,056
DIVERSIFIED FINANCIAL SERVICES — 2.26%
IDFC Ltd.	2,212,037	1,797,914
IFCI Ltd.[a]	1,934,406	672,553
Reliance Capital Ltd.	287,503	2,084,130
SREI Infrastructure Finance Ltd.	388,309	506,649
Sundaram Finance Holdings Ltd.[a]	80,773	192,961
TI Financial Holdings Ltd.	208,587	2,146,505

		7,400,712
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.78%
Himachal Futuristic Communications Ltd.[a]	1,269,315	583,549
Tata Communications Ltd.	201,131	1,983,176

		2,566,725
ELECTRIC UTILITIES — 2.15%
CESC Ltd.	189,245	2,973,046
Reliance Infrastructure Ltd.	387,623	2,710,840
Torrent Power Ltd.	332,931	1,352,498

		7,036,384
ELECTRICAL EQUIPMENT — 2.82%
Amara Raja Batteries Ltd.	114,438	1,444,391
CG Power and Industrial Solutions Ltd.[a]	1,169,720	1,499,267
Finolex Cables Ltd.	203,165	2,235,879
GE T&D India Ltd.	182,367	1,141,294
Schneider Electric Infrastructure Ltd.[a]	131,771	222,597
Suzlon Energy Ltd.[a]	8,003,913	1,572,617
V-Guard Industries Ltd.	302,289	1,124,311

		9,240,356
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
Redington India Ltd.	765,755	1,693,221

		1,693,221

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
FOOD PRODUCTS — 2.36%
Avanti Feeds Ltd.	30,761	$1,132,249
Balrampur Chini Mills Ltd.	342,526	629,622
Kaveri Seed Co. Ltd.	87,782	674,134
KRBL Ltd.	129,216	1,093,193
McLeod Russel India Ltd.	128,187	324,864
Tata Global Beverages Ltd.	831,346	3,515,718
Zydus Wellness Ltd.	18,229	350,120

		7,719,900
GAS UTILITIES — 1.04%
Gujarat Gas Ltd.	94,270	1,258,935
Gujarat State Petronet Ltd.	364,336	1,157,945
Mahanagar Gas Ltd.	61,516	985,210

		3,402,090
HEALTH CARE PROVIDERS & SERVICES — 2.60%
Apollo Hospitals Enterprise Ltd.	258,264	4,769,338
Dr Lal PathLabs Ltd.[b]	49,456	692,044
Fortis Healthcare Ltd.[a]	979,294	2,402,152
Narayana Hrudayalaya Ltd.[a]	145,800	671,972

		8,535,506
HOTELS, RESTAURANTS & LEISURE — 3.09%
Cox & Kings Ltd.	235,716	863,859
Delta Corp. Ltd.	184,213	980,782
EIH Ltd.	406,656	1,084,895
Indian Hotels Co. Ltd. (The)	1,357,481	2,857,855
Jubilant Foodworks Ltd.	94,399	2,947,331
Mahindra Holidays & Resorts India Ltd.	94,982	423,616
Thomas Cook India Ltd.	257,338	959,296

		10,117,634
HOUSEHOLD DURABLES — 2.88%
Bajaj Electricals Ltd.	71,611	579,901
Crompton Greaves Consumer Electricals Ltd.	1,057,578	3,774,383
Johnson Controls-Hitachi Air Conditioning India Ltd.	19,246	671,300
LA Opala RG Ltd.	24,090	240,064
Symphony Ltd.	49,802	1,365,945
TTK Prestige Ltd.	8,129	863,177
Whirlpool of India Ltd.	89,017	1,957,394

		9,452,164
HOUSEHOLD PRODUCTS — 0.38%
Eveready Industries India Ltd.[a]	96,254	580,438
Jyothy Laboratories Ltd.	127,195	670,082

		1,250,520

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.00%
Adani Power Ltd.[a]	2,714,076	$1,318,580
PTC India Ltd.	522,806	824,580
Reliance Power Ltd.[a]	1,649,559	1,131,842

		3,275,002
INDUSTRIAL CONGLOMERATES — 0.27%
Jaiprakash Associates Ltd.[a]	3,229,274	877,382

		877,382
INSURANCE — 0.90%
Max Financial Services Ltd.[a]	386,039	2,935,902

		2,935,902
INTERNET & DIRECT MARKETING RETAIL — 0.28%
Infibeam Incorporation Ltd.	377,883	918,805

		918,805
INTERNET SOFTWARE & SERVICES — 1.26%
Info Edge India Ltd.	174,184	3,427,999
Just Dial Ltd.[a]	102,528	711,206

		4,139,205
IT SERVICES — 3.87%
eClerx Services Ltd.	59,004	1,239,427
Hexaware Technologies Ltd.	260,879	1,385,962
Larsen & Toubro Infotech Ltd.[b]	95,076	2,101,716
Mindtree Ltd.	281,593	3,523,249
Mphasis Ltd.	223,116	2,944,342
Persistent Systems Ltd.	114,613	1,504,657

		12,699,353
LIFE SCIENCES TOOLS & SERVICES — 1.60%
Dishman Carbogen Amcis Ltd.[a]	114,736	592,206
Divi’s Laboratories Ltd.	226,310	3,563,849
Syngene International Ltd.[b]	118,713	1,075,494

		5,231,549
MACHINERY — 3.77%
AIA Engineering Ltd.	110,508	2,442,003
BEML Ltd.	29,709	563,249
Carborundum Universal Ltd.	131,297	703,885
Cochin Shipyard Ltd.[a,b]	76,891	628,501
Escorts Ltd.	156,821	2,149,281
Force Motors Ltd.	11,090	505,437
Greaves Cotton Ltd.	172,117	327,741
ISGEC Heavy Engineering Ltd.	5,219	598,317
Jain Irrigation Systems Ltd.	867,125	1,556,656
Lakshmi Machine Works Ltd.	7,790	810,565
Thermax Ltd.	84,798	1,502,827

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Timken India Ltd.	47,996	$579,374

		12,367,836
MARINE — 0.11%
Shipping Corp. of India Ltd.[a]	329,859	362,790

		362,790
MEDIA — 1.37%
Chennai Super Kings Cricket Ltd.	206,787	7,142
Dish TV India Ltd.[a]	949,264	1,072,446
Inox Leisure Ltd.[a]	128,055	552,054
Jagran Prakashan Ltd.	236,481	602,762
Navneet Education Ltd.	165,121	344,962
PVR Ltd.	31,885	646,277
TV18 Broadcast Ltd.[a]	1,300,363	1,250,536

		4,476,179
METALS & MINING — 2.32%
APL Apollo Tubes Ltd.	14,423	454,500
Jindal Saw Ltd.	325,371	690,985
Jindal Stainless Ltd.[a]	257,575	399,729
Jindal Steel & Power Ltd.[a]	915,111	3,573,563
MOIL Ltd.	186,333	633,111
National Aluminium Co. Ltd.	1,134,575	1,193,854
Welspun Corp. Ltd.	246,927	665,964

		7,611,706
MULTILINE RETAIL — 0.15%
Shoppers Stop Ltd.	59,084	488,888

		488,888
OIL, GAS & CONSUMABLE FUELS — 0.83%
Aegis Logistics Ltd.	226,813	879,451
Chennai Petroleum Corp. Ltd.	105,509	590,658
Great Eastern Shipping Co. Ltd. (The)	137,675	772,631
Gujarat Mineral Development Corp. Ltd.	224,469	484,798

		2,727,538
PAPER & FOREST PRODUCTS — 0.38%
Century Plyboards India Ltd.	155,546	786,490
Greenply Industries Ltd.	86,156	454,477

		1,240,967
PERSONAL PRODUCTS — 0.86%
Bajaj Corp. Ltd.	136,208	1,003,272
Gillette India Ltd.	17,864	1,823,960

		2,827,232

Security	Shares	Value
PHARMACEUTICALS — 6.33%
Ajanta Pharma Ltd.	62,384	$1,338,484
Alembic Pharmaceuticals Ltd.	134,160	1,138,315
Caplin Point Laboratories Ltd.	48,656	439,759
Eris Lifesciences Ltd.[a,b]	96,361	1,114,465
FDC Ltd./India	126,805	551,823
Granules India Ltd.	172,807	314,068
Ipca Laboratories Ltd.	131,144	1,354,494
Jubilant Life Sciences Ltd.	204,263	2,751,360
Laurus Labs Ltd.[b]	109,737	915,594
Marksans Pharma Ltd.	629,516	368,648
Natco Pharma Ltd.	256,401	3,143,504
Pfizer Ltd./India	31,790	1,108,786
Sanofi India Ltd.	15,546	1,216,130
Shilpa Medicare Ltd.	71,403	479,135
Strides Shasun Ltd.	125,139	1,378,241
Sun Pharma Advanced Research Co. Ltd.[a]	181,307	1,183,782
Suven Life Sciences Ltd.	131,355	378,764
Unichem Laboratories Ltd.	105,654	537,545
Wockhardt Ltd.[a]	81,372	1,024,359

		20,737,256
PROFESSIONAL SERVICES — 0.36%
Quess Corp. Ltd.[a,b]	75,015	1,191,040

		1,191,040
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.69%
Godrej Properties Ltd.[a]	149,128	1,785,976
Indiabulls Real Estate Ltd.[a]	478,575	1,581,996
NESCO Ltd.	40,799	374,978
Oberoi Realty Ltd.	299,921	2,390,068
Prestige Estates Projects Ltd.	331,575	1,706,577
Sobha Ltd.	116,556	992,528

		8,832,123
ROAD & RAIL — 0.12%
VRL Logistics Ltd.	65,046	407,123

		407,123
SOFTWARE — 1.10%
KPIT Technologies Ltd.	406,882	1,349,689
NIIT Technologies Ltd.	87,207	1,117,090
Tata Elxsi Ltd.	43,416	701,927
Zensar Technologies Ltd.	31,937	437,903

		3,606,609
SPECIALTY RETAIL — 0.73%
Future Lifestyle Fashions Ltd.	112,228	689,169

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
PC Jeweller Ltd.	335,381	$1,715,098

		2,404,267
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.00%
Ricoh India Ltd.[a,c]	9,870	—

		—
TEXTILES, APPAREL & LUXURY GOODS — 5.66%
Aditya Birla Fashion and Retail Ltd.[a]	547,657	1,280,322
Arvind Ltd.	372,626	2,402,046
Bata India Ltd.	90,535	1,014,426
Bombay Dyeing & Manufacturing Co. Ltd.	172,021	682,975
Himatsingka Seide Ltd.	70,771	381,903
KPR Mill Ltd.	51,546	573,764
Page Industries Ltd.	15,435	5,185,819
Rajesh Exports Ltd.	210,634	2,708,007
Raymond Ltd.	77,488	1,135,267
SRF Ltd.	40,894	1,191,895
Vardhman Textiles Ltd.	40,907	846,412
VIP Industries Ltd.	82,340	427,775
Welspun India Ltd.	747,289	739,876

		18,570,487
THRIFTS & MORTGAGE FINANCE — 1.91%
Can Fin Homes Ltd.	94,758	787,562
Dewan Housing Finance Corp. Ltd.	406,271	3,406,262
GRUH Finance Ltd.	250,791	2,063,419

		6,257,243
TOBACCO — 0.15%
Godfrey Phillips India Ltd.	37,011	496,056

		496,056
TRADING COMPANIES & DISTRIBUTORS — 0.72%
Adani Enterprises Ltd.	758,174	2,368,921

		2,368,921
TRANSPORTATION INFRASTRUCTURE — 0.71%
Gateway Distriparks Ltd.	225,851	723,701
Gujarat Pipavav Port Ltd.	608,638	1,326,655
Navkar Corp. Ltd.[a,b]	107,093	279,296

		2,329,652
WATER UTILITIES — 0.20%
VA Tech Wabag Ltd.	79,326	670,444

		670,444

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.42%
Reliance Communications Ltd.[a]	3,166,754	$1,378,091

		1,378,091

TOTAL COMMON STOCKS
(Cost: $272,675,516)		327,902,141

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	445,539	445,539

		445,539

TOTAL SHORT-TERM INVESTMENTS
(Cost: $445,539)		445,539

TOTAL INVESTMENTS IN SECURITIES — 100.16%
(Cost: $273,121,055)		328,347,680
Other Assets, Less Liabilities — (0.16)%		(515,061)

NET ASSETS — 100.00%		$327,832,619

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	445,539	[b]	—	445,539	$445,539	$14,652	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$327,664,325	$237,816	$0	[a]	$327,902,141
Money market funds	445,539	—	—		445,539

Total	$328,109,864	$237,816	$0	[a]	$328,347,680

[a]	Rounds to less than $1.

See notes to consolidated financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2018

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$4,123,222,136	$272,675,516
Affiliated (Note 2)	—	445,539

Total cost of investments in securities	$4,123,222,136	$273,121,055

Investments in securities, at fair value (Note 1):
Unaffiliated	$5,380,910,693	$327,902,141
Affiliated (Note 2)	—	445,539
Foreign currency, at value[a]	1,096,045	197,817
Cash pledged to broker for futures contracts	668,000	—
Cash	70,422,554	2,458,548
Receivables:
Investment securities sold	67,103,449	14,163,909
Dividends and interest	4,048,194	26,909

Total Assets	5,524,248,935	345,194,863

LIABILITIES
Payables:
Investment securities purchased	68,413,231	2,384,955
Capital shares redeemed	—	12,191,734
Futures variation margin	60,802	—
Deferred foreign capital gains taxes (Note 1)	58,747,655	2,590,304
Investment advisory fees (Note 2)	2,705,477	195,251

Total Liabilities	129,927,165	17,362,244

NET ASSETS	$5,394,321,770	$327,832,619

Net assets consist of:
Paid-in capital	$4,669,829,979	$286,227,013
Undistributed (distributions in excess of) net investment income	1,649,839	(2,113,703)
Accumulated net realized loss	(476,173,489)	(8,914,859)
Net unrealized appreciation	1,199,015,441	52,634,168

NET ASSETS	$5,394,321,770	$327,832,619

Shares outstanding[b]	154,650,000	6,650,000

Net asset value per share	$34.88	$49.30

[a]	Cost of foreign currency: $1,102,531 and $198,130, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	17

Consolidated Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$23,029,395	$783,958
Dividends — affiliated (Note 2)	331,521	14,652

Total investment income	23,360,916	798,610

EXPENSES
Investment advisory fees (Note 2)	17,089,827	1,024,017
Mauritius income taxes (Note 1)	1,409,052	66,529
Proxy fees	547	18

Total expenses	18,499,426	1,090,564

Net investment income (loss)	4,861,490	(291,954)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[a]	(15,802,393)	1,196,922
Futures contracts	225,639	—
Foreign currency transactions	(76,048)	(71,697)

Net realized gain (loss)	(15,652,802)	1,125,225

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[b]	143,908,752	11,681,784
Futures contracts	139,491	—
Translation of assets and liabilities in foreign currencies	(67,996)	(1,761)

Net change in unrealized appreciation/depreciation	143,980,247	11,680,023

Net realized and unrealized gain	128,327,445	12,805,248

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,188,935	$12,513,294

[a]	Net of foreign capital gains taxes of $ — and $284,960, respectively.
[b]	Net of deferred foreign capital gains taxes of $58,747,655 and $2,590,304, respectively.

See notes to consolidated financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$4,861,490	$38,639,440	$(291,954)	$263,789
Net realized gain (loss)	(15,652,802)	(60,383,113)	1,125,225	(988,405)
Net change in unrealized appreciation/depreciation	143,980,247	743,912,980	11,680,023	29,505,209

Net increase in net assets resulting from operations	133,188,935	722,169,307	12,513,294	28,780,593

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(40,547,406)	(29,566,139)	(2,774,235)	(864,605)

Total distributions to shareholders	(40,547,406)	(29,566,139)	(2,774,235)	(864,605)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	153,336,245	622,514,334	129,415,091	133,691,005
Cost of shares redeemed	(115,474,517)	(163,551,270)	(17,235,846)	(20,517,976)

Net increase in net assets from capital share transactions	37,861,728	458,963,064	112,179,245	113,173,029

INCREASE IN NET ASSETS	130,503,257	1,151,566,232	121,918,304	141,089,017

NET ASSETS
Beginning of period	5,263,818,513	4,112,252,281	205,914,315	64,825,298

End of period	$5,394,321,770	$5,263,818,513	$327,832,619	$205,914,315

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,649,839	$37,335,755	$(2,113,703)	$952,486

SHARES ISSUED AND REDEEMED
Shares sold	4,150,000	20,450,000	2,550,000	3,150,000
Shares redeemed	(3,400,000)	(5,450,000)	(350,000)	(500,000)

Net increase in shares outstanding	750,000	15,000,000	2,200,000	2,650,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	19

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI India ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$34.20	$29.61	$28.12	$30.83	$20.48	$22.44

Income from investment operations:
Net investment income[a]	0.03	0.26	0.22	0.45	0.40	0.41
Net realized and unrealized gain (loss)[b]	0.92	4.53	1.64	(2.92)	10.12	(2.29)

Total from investment operations	0.95	4.79	1.86	(2.47)	10.52	(1.88)

Less distributions from:
Net investment income	(0.27)	(0.20)	(0.37)	(0.24)	(0.17)	(0.08)

Total distributions	(0.27)	(0.20)	(0.37)	(0.24)	(0.17)	(0.08)

Net asset value, end of period	$34.88	$34.20	$29.61	$28.12	$30.83	$20.48

Total return	2.75%[c]	16.27%	6.73%	(8.05)%	51.61%	(8.47)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,394,322	$5,263,819	$4,112,252	$3,583,362	$1,456,894	$206,812
Ratio of expenses to average net assets[d]	0.69%	0.68%	0.71%	0.68%	0.68%	0.67%
Ratio of net investment income to average net assets[d]	0.18%	0.87%	0.79%	1.47%	1.47%	1.69%
Portfolio turnover rate[e]	6%[c]	13%	25%	30%	22%	176%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 4%, 5%, 15%, 22%, 14% and 22%, respectively. See Note 4.

See notes to consolidated financial statements.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI India Small-Cap ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$46.27	$36.01	$32.24	$31.44	$15.49	$21.19

Income from investment operations:
Net investment income (loss)[a]	(0.05)	0.09	0.07	0.21	0.26	0.21
Net realized and unrealized gain (loss)[b]	3.55	10.55	4.36	0.69	15.84	(5.59)

Total from investment operations	3.50	10.64	4.43	0.90	16.10	(5.38)

Less distributions from:
Net investment income	(0.47)	(0.38)	(0.66)	(0.10)	(0.15)	(0.32)

Total distributions	(0.47)	(0.38)	(0.66)	(0.10)	(0.15)	(0.32)

Net asset value, end of period	$49.30	$46.27	$36.01	$32.24	$31.44	$15.49

Total return	7.55%[c]	29.97%	13.99%	2.87%	104.53%[d]	(25.98)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$327,833	$205,914	$64,825	$62,874	$11,003	$2,324
Ratio of expenses to average net assets[e]	0.79%	0.75%	0.80%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets[e]	(0.21)%	0.21%	0.23%	0.62%	1.06%	0.92%
Portfolio turnover rate[f]	21%[c]	38%	53%	73%	54%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 104.39%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 14%, 22%, 25%, 61%, 28% and 26%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	21

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI India	Non-diversified
MSCI India Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its consolidated schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares MSCI India ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.6500%	First $4 billion
0.6175	Over $4 billion, up to and including $6 billion
0.5867	Over $6 billion, up to and including $8 billion
0.5573	Over $8 billion

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MSCI India Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI India	$319,980,556	$350,294,414
MSCI India Small-Cap	165,415,758	57,380,037

There were no in-kind transactions (see Note 4) for the six months ended February 28, 2018.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

5.	FUTURES CONTRACTS

The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI India ETF as of February 28, 2018 and the related locations in the consolidated statements of assets and liabilities, presented by risk exposure category:

Assets
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$139,491

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI India ETF during the six months ended February 28, 2018 and the related locations in the consolidated statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Futures contracts	$225,639	$139,491

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI India ETF for the six months ended February 28, 2018:

Average notional value of contracts purchased	$5,225,183

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	27

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI India	$259,187,469
MSCI India Small-Cap	4,917,427

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI India	$4,325,636,775	$1,442,438,820	$(387,025,411)	$1,055,413,409
MSCI India Small-Cap	278,480,002	61,048,989	(11,181,311)	49,867,678

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	29

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI India	$—	$—	$0.267728	$0.267728	—%	—%	100%	100%
MSCI India Small-Cap	—	—	0.466258	0.466258	—	—	100	100

SUPPLEMENTAL INFORMATION	31

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also discloses their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-809-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged MSCI United Kingdom ETF | HEWU | NYSE Arca
➢	iShares MSCI United Kingdom ETF | EWU | NYSE Arca
➢	iShares MSCI United Kingdom Small-Cap ETF | EWUS | Cboe BZX

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization United Kingdom equities while mitigating exposure to fluctuations between the value of the British pound and the U.S. dollar, as represented by the MSCI United Kingdom 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI United Kingdom ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -1.35%, net of fees, while the total return for the Index was -0.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.95%	3.08%	4.25%	2.95%	3.08%	4.25%
Since Inception	7.24%	7.24%	7.62%	20.53%	20.52%	21.67%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$986.50	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Financials	23.09%
Consumer Staples	16.72
Energy	15.64
Materials	9.77
Health Care	9.13
Consumer Discretionary	8.62
Industrials	7.81
Telecommunication Services	4.02
Utilities	2.92
Real Estate	1.20
Information Technology	1.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/18

Security	Percentage of Total Investments [2]

HSBC Holdings PLC	7.74%
Royal Dutch Shell PLC Class A ADR	5.65
British American Tobacco PLC	5.32
BP PLC	5.08
Royal Dutch Shell PLC Class B	4.70
GlaxoSmithKline PLC	3.47
Diageo PLC	3.31
AstraZeneca PLC	3.26
Vodafone Group PLC	2.93
Lloyds Banking Group PLC	2.67

TOTAL	44.13%

[1]	Table shown is for the iShares MSCI United Kingdom ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM ETF

Performance as of February 28, 2018

The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities, as represented by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 5.06%, net of fees, while the total return for the Index was 5.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.61%	13.19%	14.17%	13.61%	13.19%	14.17%
5 Years	3.67%	3.55%	4.19%	19.76%	19.07%	22.79%
10 Years	1.55%	1.58%	2.09%	16.64%	16.99%	22.96%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,050.60	$2.39	$1,000.00	$1,022.50	$2.36	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	23.09%
Consumer Staples	16.72
Energy	15.64
Materials	9.77
Health Care	9.13
Consumer Discretionary	8.62
Industrials	7.81
Telecommunication Services	4.02
Utilities	2.92
Real Estate	1.20
Information Technology	1.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

HSBC Holdings PLC	7.74%
Royal Dutch Shell PLC Class A ADR	5.65
British American Tobacco PLC	5.32
BP PLC	5.08
Royal Dutch Shell PLC Class B	4.70
GlaxoSmithKline PLC	3.47
Diageo PLC	3.31
AstraZeneca PLC	3.26
Vodafone Group PLC	2.93
Lloyds Banking Group PLC	2.67

TOTAL	44.13%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

Performance as of February 28, 2018

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 8.79%, net of fees, while the total return for the Index was 9.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.47%	22.60%	23.25%	22.47%	22.60%	23.25%
5 Years	9.11%	8.97%	9.77%	54.65%	53.65%	59.39%
Since Inception	11.92%	11.86%	12.59%	98.67%	98.06%	106.12%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.90	$3.05	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Consumer Discretionary	23.62%
Industrials	18.04
Financials	15.62
Information Technology	10.15
Real Estate	8.70
Materials	8.57
Health Care	6.15
Consumer Staples	4.30
Energy	2.64
Utilities	1.24
Telecommunication Services	0.97

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Informa PLC	1.65%
Rentokil Initial PLC	1.53
DS Smith PLC	1.47
Just Eat PLC	1.37
Halma PLC	1.32
Melrose Industries PLC	1.27
Spirax-Sarco Engineering PLC	1.21
ASOS PLC	1.16
Hiscox Ltd.	1.15
Rightmove PLC	1.13

TOTAL	13.26%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 98.66%

EXCHANGE-TRADED FUNDS — 98.66%
iShares MSCI United Kingdom ETF[a,b]	394,245	$13,668,474

		13,668,474

TOTAL INVESTMENT COMPANIES
(Cost: $13,222,450)		13,668,474

SHORT-TERM INVESTMENTS — 26.04%

MONEY MARKET FUNDS — 26.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[b,c,d]	3,599,640	3,600,000
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	6,988	6,988

		3,606,988

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,606,988)		3,606,988

Value
TOTAL INVESTMENTS IN SECURITIES — 124.70%
(Cost: $16,829,438)	$17,275,462
Other Assets, Less Liabilities — (24.70)%	(3,421,396)

NET ASSETS — 100.00%	$13,854,066

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,599,640	[b]	—	3,599,640	$3,600,000	$3,477	[c]	$(368)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,765	—		(4,777)[b]	6,988	6,988	49		—	—
iShares MSCI United Kingdom ETF	564,475	131,796		(302,026)	394,245	13,668,474	337,644		1,046,778	(265,354)

						$17,275,462	$341,170		$1,046,410	$(265,354)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

February 28, 2018

Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	13,442,425	GBP	9,514,043	BNP	03/02/2018	$344,448
USD	47,931	GBP	33,899	BOA	03/02/2018	1,262
USD	3,691,191	GBP	2,644,116	MS	03/02/2018	51,039
USD	12,485,473	GBP	8,941,942	HSBC	04/05/2018	155,103
USD	1,840,672	GBP	1,322,058	MS	04/05/2018	17,637

						569,489

GBP	8,941,942	USD	12,465,201	HSBC	03/02/2018	$(154,835)
GBP	3,250,116	USD	4,521,684	MS	03/02/2018	(47,252)
GBP	284,000	USD	391,971	MS	04/05/2018	(353)

						(202,440)

			Net unrealized appreciation			$367,049

Counterparties:

BNP — BNP Paribas SA

BOA — Bank of America N.A.

HSBC — HSBC Bank PLC

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

GBP — British Pound

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$13,668,474	$—	$—	$13,668,474
Money market funds	3,606,988	—	—	3,606,988

Total	$17,275,462	$—	$—	$17,275,462

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$569,489	$—	$569,489
Liabilities
Forward currency contracts	—	(202,440)	—	(202,440)

Total	$—	$367,049	$—	$367,049

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.15%

AEROSPACE & DEFENSE — 2.06%
BAE Systems PLC	3,191,909	$25,481,863
Cobham PLC[a]	2,380,818	3,721,627
Meggitt PLC	776,072	4,839,704
Rolls-Royce Holdings PLC	1,655,748	19,154,413

		53,197,607
AIR FREIGHT & LOGISTICS — 0.27%
Royal Mail PLC	904,236	6,977,053

		6,977,053
AIRLINES — 0.14%
easyJet PLC	159,884	3,698,775

		3,698,775
AUTO COMPONENTS — 0.40%
GKN PLC	1,723,345	10,395,615

		10,395,615
BANKS — 14.22%
Barclays PLC	17,059,530	50,184,214
HSBC Holdings PLC	20,012,365	197,733,531
Lloyds Banking Group PLC	72,031,038	68,282,639
Royal Bank of Scotland Group PLC[a]	3,591,864	13,248,614
Standard Chartered PLC[a]	3,298,951	36,854,607

		366,303,605
BEVERAGES — 3.52%
Coca-Cola HBC AGa	182,933	6,011,497
Diageo PLC	2,497,288	84,645,899

		90,657,396
BIOTECHNOLOGY — 1.51%
Shire PLC	909,443	38,958,156

		38,958,156
CAPITAL MARKETS — 2.19%
3i Group PLC	974,155	12,611,689
Hargreaves Lansdown PLC	258,713	6,150,854
Investec PLC	673,395	5,891,770
London Stock Exchange Group PLC	312,658	17,352,466
Schroders PLC	123,761	5,881,379
St. James’s Place PLC	530,362	8,436,621

		56,324,779
CHEMICALS — 0.65%
Croda International PLC	131,647	8,383,842

Security	Shares	Value
Johnson Matthey PLC	194,086	$8,383,666

		16,767,508
COMMERCIAL SERVICES & SUPPLIES — 0.31%
Babcock International Group PLC	253,948	2,280,664
G4S PLC	1,544,784	5,585,136

		7,865,800
DIVERSIFIED FINANCIAL SERVICES — 0.53%
Standard Life Aberdeen PLC	2,682,706	13,606,333

		13,606,333
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.08%
BT Group PLC	8,421,815	27,826,402

		27,826,402
ELECTRIC UTILITIES — 0.67%
SSE PLC	1,017,223	17,169,373

		17,169,373
ENERGY EQUIPMENT & SERVICES — 0.22%
John Wood Group PLC	671,419	5,670,956

		5,670,956
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.19%
British Land Co. PLC (The)	954,840	8,262,138
Hammerson PLC	794,187	4,891,392
Land Securities Group PLC	742,438	9,482,921
Segro PLC	1,005,368	7,918,072

		30,554,523
FOOD & STAPLES RETAILING — 1.42%
J Sainsbury PLC	1,653,380	5,900,307
Tesco PLC	8,183,758	23,769,802
Wm Morrison Supermarkets PLC	2,226,206	6,923,076

		36,593,185
FOOD PRODUCTS — 0.50%
Associated British Foods PLC	356,139	12,910,485

		12,910,485
HEALTH CARE EQUIPMENT & SUPPLIES — 0.74%
ConvaTec Group PLC[b,c]	1,358,351	3,864,864
Smith & Nephew PLC	875,593	15,303,647

		19,168,511
HEALTH CARE PROVIDERS & SERVICES — 0.12%
Mediclinic International PLC[b]	370,416	3,020,417

		3,020,417
HOTELS, RESTAURANTS & LEISURE — 3.11%
Carnival PLC	185,130	12,241,362

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2018

Security	Shares	Value
Compass Group PLC	1,584,497	$33,752,278
InterContinental Hotels Group PLC	180,605	11,693,308
Merlin Entertainments PLC[c]	716,279	3,355,547
TUI AG	440,944	9,383,688
Whitbread PLC	183,418	9,813,220

		80,239,403
HOUSEHOLD DURABLES — 1.31%
Barratt Developments PLC	1,015,032	7,538,252
Berkeley Group Holdings PLC	129,245	6,863,216
Persimmon PLC	308,869	11,069,216
Taylor Wimpey PLC	3,276,512	8,397,053

		33,867,737
HOUSEHOLD PRODUCTS — 2.07%
Reckitt Benckiser Group PLC	668,989	53,241,263

		53,241,263
INDUSTRIAL CONGLOMERATES — 0.66%
DCC PLC	89,259	8,160,093
Smiths Group PLC	396,835	8,734,801

		16,894,894
INSURANCE — 5.96%
Admiral Group PLC	202,194	5,134,472
Aviva PLC	4,014,823	27,968,917
Direct Line Insurance Group PLC	1,374,666	7,250,556
Legal & General Group PLC	5,958,693	21,559,958
Old Mutual PLC	4,944,210	17,392,015
Prudential PLC	2,588,182	65,277,984
RSA Insurance Group PLC	1,023,847	8,907,213

		153,491,115
INTERNET SOFTWARE & SERVICES — 0.19%
Auto Trader Group PLC[c]	966,452	4,860,437

		4,860,437
MACHINERY — 0.42%
IMI PLC	270,582	4,574,521
Weir Group PLC (The)	225,353	6,321,837

		10,896,358
MEDIA — 2.31%
ITV PLC	3,606,774	7,951,354
Pearson PLC	807,705	8,150,857
Sky PLC	1,032,570	19,178,365
WPP PLC	1,263,955	24,277,087

		59,557,663

Security	Shares	Value
METALS & MINING — 8.66%
Anglo American PLC	1,336,096	$32,779,794
Antofagasta PLC	394,319	4,726,821
BHP Billiton PLC	2,114,007	43,231,573
Fresnillo PLC	220,399	3,703,340
Glencore PLC	12,251,012	65,216,136
Randgold Resources Ltd.	94,218	7,591,777
Rio Tinto PLC	1,218,381	65,907,615

		223,157,056
MULTI-UTILITIES — 1.77%
Centrica PLC	5,595,852	11,025,656
National Grid PLC	3,395,586	34,631,077

		45,656,733
MULTILINE RETAIL — 0.63%
Marks & Spencer Group PLC	1,613,781	6,572,812
Next PLC	145,914	9,762,877

		16,335,689
OIL, GAS & CONSUMABLE FUELS — 15.29%
BP PLC	19,802,033	129,641,097
Royal Dutch Shell PLC Class A ADR	4,549,256	144,231,188
Royal Dutch Shell PLC Class B	3,749,608	119,912,150

		393,784,435
PAPER & FOREST PRODUCTS — 0.37%
Mondi PLC	367,566	9,632,700

		9,632,700
PERSONAL PRODUCTS — 2.46%
Unilever PLC	1,233,085	63,432,431

		63,432,431
PHARMACEUTICALS — 6.68%
AstraZeneca PLC	1,267,069	83,363,478
GlaxoSmithKline PLC	4,923,034	88,670,072

		172,033,550
PROFESSIONAL SERVICES — 2.11%
Capita PLC	666,246	1,617,035
Experian PLC	924,826	19,827,676
Intertek Group PLC	161,642	10,942,162
RELX PLC	1,066,939	21,948,335

		54,335,208
SOFTWARE — 0.88%
Micro Focus International PLC[b]	436,594	12,410,211
Sage Group PLC (The)	1,083,373	10,338,623

		22,748,834

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2018

Security	Shares	Value
SPECIALTY RETAIL — 0.42%
Kingfisher PLC	2,184,556	$10,772,762

		10,772,762
TEXTILES, APPAREL & LUXURY GOODS — 0.35%
Burberry Group PLC	426,667	9,015,193

		9,015,193
TOBACCO — 6.61%
British American Tobacco PLC	2,295,639	135,868,726
Imperial Brands PLC	954,933	34,459,628

		170,328,354
TRADING COMPANIES & DISTRIBUTORS — 1.78%
Ashtead Group PLC	499,179	14,539,969
Bunzl PLC	336,426	9,062,301
Ferguson PLC	250,294	17,746,896
Travis Perkins PLC	249,344	4,414,731

		45,763,897
WATER UTILITIES — 0.46%
Severn Trent PLC	237,224	5,581,122
United Utilities Group PLC	677,939	6,222,966

		11,804,088
WIRELESS TELECOMMUNICATION SERVICES — 2.91%
Vodafone Group PLC	26,697,404	74,949,516

		74,949,516

TOTAL COMMON STOCKS
(Cost: $2,909,221,780)		2,554,465,795

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	2,444,142	$2,444,386
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	685,018	685,018

		3,129,404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,129,404)		3,129,404

TOTAL INVESTMENTS IN SECURITIES — 99.27%
(Cost: $2,912,351,184)		2,557,595,199
Other Assets, Less Liabilities — 0.73%		18,679,785

NET ASSETS — 100.00%		$2,576,274,984

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,875,860	—		(9,431,718)[b]	2,444,142	$2,444,386	$45,492	[c]	$(6,305)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	488,263	196,755	[b]	—	685,018	685,018	12,201		—	—

						$3,129,404	$57,693		$(6,305)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
FTSE 100 Index	218	Mar 2018	$21,705	$(139,011)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,554,465,795	$—	$—	$2,554,465,795
Money market funds	3,129,404	—	—	3,129,404

Total	$2,557,595,199	$—	$—	$2,557,595,199

Derivative financial instruments[a]
Liabilities
Futures contracts	$(139,011)	$—	$—	$(139,011)

Total	$(139,011)	$—	$—	$(139,011)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.19%
Chemring Group PLC	18,569	$49,277
QinetiQ Group PLC	38,089	107,639
Senior PLC	27,958	112,022
Ultra Electronics Holdings PLC	5,183	113,548

		382,486
AIRLINES — 0.22%
Dart Group PLC	6,428	71,475

		71,475
BANKS — 2.46%
Aldermore Group PLC[a]	17,237	73,862
BGEO Group PLC	2,646	123,592
CYBG PLC	59,068	245,137
Metro Bank PLC[a]	5,024	273,570
Virgin Money Holdings UK PLC	19,266	74,222

		790,383
BEVERAGES — 1.31%
Britvic PLC	17,703	165,378
Fevertree Drinks PLC	6,158	210,678
Stock Spirits Group PLC	11,932	45,212

		421,268
BIOTECHNOLOGY — 1.06%
Abcam PLC	12,296	215,164
Genus PLC	4,106	123,446

		338,610
BUILDING PRODUCTS — 0.22%
Polypipe Group PLC	13,233	71,182

		71,182
CAPITAL MARKETS — 7.36%
Allied Minds PLC[a]	14,436	27,051
Ashmore Group PLC	26,111	148,513
Brewin Dolphin Holdings PLC	19,056	90,479
Burford Capital Ltd.	12,522	180,471
Close Brothers Group PLC	10,140	219,351
CMC Markets PLC[b]	7,808	16,503
IG Group Holdings PLC	24,535	273,318
Intermediate Capital Group PLC	19,414	283,011
Jupiter Fund Management PLC	29,061	205,094
Man Group PLC	110,182	260,741
NEX Group PLC	21,662	200,721
P2P Global Investments PLC/Fund	5,407	59,079
Rathbone Brothers PLC	3,418	122,635

Security	Shares	Value
TP ICAP PLC	37,055	$274,479

		2,361,446
CHEMICALS — 2.26%
Elementis PLC	31,148	125,233
Essentra PLC	17,657	108,895
Scapa Group PLC	9,197	60,852
Sirius Minerals PLC[a,c]	282,834	107,168
Synthomer PLC	18,266	119,145
Victrex PLC	5,731	204,676

		725,969
COMMERCIAL SERVICES & SUPPLIES — 4.45%
Aggreko PLC	17,189	177,013
Biffa PLC[b]	16,649	53,220
De La Rue PLC	6,807	57,681
HomeServe PLC	19,785	196,278
IWG PLC	45,592	147,311
Mitie Group PLC	24,202	52,454
Renewi PLC	50,600	63,096
Rentokil Initial PLC	122,950	490,602
Restore PLC	7,132	49,822
RPS Group PLC	14,962	46,694
Serco Group PLC[a]	73,956	92,729

		1,426,900
COMMUNICATIONS EQUIPMENT — 0.05%
Telit Communications PLC	6,978	16,979

		16,979
CONSTRUCTION & ENGINEERING — 1.64%
Balfour Beatty PLC	46,290	169,147
Costain Group PLC	6,983	42,575
Galliford Try PLC	5,578	70,554
John Laing Group PLC[b]	24,669	92,114
Keller Group PLC	4,808	59,887
Kier Group PLC	6,476	92,531

		526,808
CONSTRUCTION MATERIALS — 1.07%
Forterra PLC[b]	13,347	52,504
Ibstock PLC[b]	27,080	97,459
Marshalls PLC	13,287	76,306
Rhi Magnesita NVa	1,732	103,087
Rhi Magnesita NV New[a]	214	13,047

		342,403
CONSUMER FINANCE — 0.71%
Arrow Global Group PLC	11,109	53,726
International Personal Finance PLC	14,757	38,491

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Provident Financial PLC[c]	9,958	$134,462

		226,679
CONTAINERS & PACKAGING — 2.42%
DS Smith PLC	71,415	471,923
RPC Group PLC	27,604	305,795

		777,718
DISTRIBUTORS — 0.95%
Inchcape PLC	27,752	259,446
John Menzies PLC	4,999	44,564

		304,010
DIVERSIFIED CONSUMER SERVICES — 0.26%
AA PLC	41,082	45,001
Dignity PLC	3,368	37,960

		82,961
DIVERSIFIED FINANCIAL SERVICES — 0.27%
Plus500 Ltd.	5,319	87,726

		87,726
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.96%
Inmarsat PLC	30,606	198,159
Kcom Group PLC	32,696	46,041
TalkTalk Telecom Group PLC	46,001	65,031

		309,231
ELECTRICAL EQUIPMENT — 1.33%
Dialight PLC[a]	1,664	13,252
Luceco PLC[b]	5,448	5,900
Melrose Industries PLC	129,589	407,640

		426,792
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.04%
Electrocomponents PLC	29,518	255,660
Halma PLC	25,374	421,287
Laird PLC	32,614	52,082
Oxford Instruments PLC	3,610	37,455
Renishaw PLC	2,443	162,717
Smart Metering Systems PLC	6,689	65,713
Spectris PLC	7,973	299,358

		1,294,272
ENERGY EQUIPMENT & SERVICES — 0.58%
Hunting PLC[a]	9,296	77,940
Petrofac Ltd.	17,296	107,693

		185,633

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.66%
Assura PLC	159,448	$126,984
Big Yellow Group PLC	10,110	115,759
Civitas Social Housing PLC	22,038	31,883
Derwent London PLC	7,081	280,306
Empiric Student Property PLC	40,160	46,149
Great Portland Estates PLC	21,818	188,789
Hansteen Holdings PLC	27,684	50,465
Intu Properties PLC	58,714	163,578
LondonMetric Property PLC	46,617	114,139
NewRiver REIT PLC	20,331	82,779
Primary Health Properties PLC	38,170	61,112
RDI REIT PLC	94,610	44,974
Safestore Holdings PLC	13,951	95,343
Schroder REIT Ltd.	35,292	30,538
Shaftesbury PLC	15,374	203,887
Standard Life Investment Property Income Trust Ltd.	24,596	31,483
Tritax Big Box REIT PLC	91,211	176,574
UNITE Group PLC (The)	17,561	184,256
Workspace Group PLC	8,184	106,956

		2,135,954
FOOD & STAPLES RETAILING — 1.31%
Booker Group PLC	113,341	354,655
Conviviality PLC	10,960	43,265
Majestic Wine PLC[c]	3,620	20,750

		418,670
FOOD PRODUCTS — 1.45%
Dairy Crest Group PLC	9,397	71,665
Greencore Group PLC[c]	47,322	115,767
Hotel Chocolat Group Ltd.	2,700	12,221
Premier Foods PLC[a]	45,194	24,379
Tate & Lyle PLC	31,163	240,625

		464,657
HEALTH CARE EQUIPMENT & SUPPLIES — 0.18%
Advanced Medical Solutions Group PLC	12,744	57,068

		57,068
HEALTH CARE PROVIDERS & SERVICES — 1.79%
CVS Group PLC	4,456	65,449
NMC Health PLC	5,462	258,437
Spire Healthcare Group PLC[b]	18,704	59,222

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
UDG Healthcare PLC	16,583	$191,017

		574,125
HEALTH CARE TECHNOLOGY — 0.11%
EMIS Group PLC	3,596	36,170

		36,170
HOTELS, RESTAURANTS & LEISURE — 7.00%
888 Holdings PLC	23,973	94,337
Domino’s Pizza Group PLC	32,570	146,343
EI Group PLC[a]	32,173	55,235
Greene King PLC	20,803	149,623
Greggs PLC	6,793	111,849
GVC Holdings PLC	19,092	234,912
J D Wetherspoon PLC	4,938	86,272
Jackpotjoy PLC[a]	3,444	38,247
Ladbrokes Coral Group PLC	102,417	232,205
Marston’s PLC	42,144	60,275
Mitchells & Butlers PLC	14,050	47,352
Playtech PLC	20,142	217,081
Rank Group PLC	11,696	35,454
Restaurant Group PLC (The)	13,404	44,879
SSP Group PLC	31,777	264,674
Thomas Cook Group PLC	97,921	165,547
William Hill PLC	57,346	259,562

		2,243,847
HOUSEHOLD DURABLES — 3.13%
Bellway PLC	8,217	352,787
Bovis Homes Group PLC	9,033	130,747
Countryside Properties PLC[b]	22,691	98,109
Crest Nicholson Holdings PLC	17,171	112,665
DFS Furniture PLC	14,281	36,245
McCarthy & Stone PLC[b]	32,254	60,884
Redrow PLC	14,737	119,599
Telford Homes PLC	4,610	25,090
Victoria PLC[a]	6,075	66,126

		1,002,252
HOUSEHOLD PRODUCTS — 0.23%
PZ Cussons PLC	18,545	72,160

		72,160
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.29%
Drax Group PLC	27,086	92,779

		92,779
INSURANCE — 4.19%
Beazley PLC	35,147	251,822

Security	Shares	Value
esure Group PLC	19,492	$61,073
Hastings Group Holdings PLC[b]	19,695	84,830
Hiscox Ltd.	19,163	367,276
Just Group PLC	47,318	95,057
Lancashire Holdings Ltd.	12,654	97,638
Phoenix Group Holdings	24,974	270,294
Saga PLC	74,634	117,231

		1,345,221
INTERNET & DIRECT MARKETING RETAIL — 2.84%
AO World PLC[a,c]	16,690	31,919
ASOS PLC[a]	3,629	372,616
boohoo.com PLC[a]	46,264	118,342
Hostelworld Group PLC[b]	6,477	35,742
N Brown Group PLC	10,549	27,689
Ocado Group PLC[a]	35,810	272,954
On the Beach Group PLC[b]	6,496	51,555

		910,817
INTERNET SOFTWARE & SERVICES — 3.35%
Gocompare.Com Group PLC	19,857	31,190
iomart Group PLC	5,131	25,451
Just Eat PLC[a]	36,382	439,631
Moneysupermarket.com Group PLC	35,671	128,034
Rightmove PLC	6,108	359,949
ZPG PLC[b]	19,024	88,597

		1,072,852
IT SERVICES — 1.00%
Equiniti Group PLC[b]	24,283	96,193
Kainos Group PLC	4,432	21,251
Keywords Studios PLC	3,682	79,244
NCC Group PLC	18,428	50,477
SafeCharge International Group Ltd.[c]	3,538	14,966
Softcat PLC	7,222	58,014

		320,145
LEISURE PRODUCTS — 0.14%
Photo-Me International PLC	17,564	44,190

		44,190
LIFE SCIENCES TOOLS & SERVICES — 0.29%
Clinigen Healthcare Ltd.[a]	7,401	94,225

		94,225
MACHINERY — 3.35%
Bodycote PLC	12,849	163,408
Fenner PLC	12,289	80,903
Morgan Advanced Materials PLC	19,003	88,500
Rotork PLC	58,157	236,388

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Spirax-Sarco Engineering PLC	4,922	$387,240
Vesuvius PLC	14,581	118,634

		1,075,073
MEDIA — 4.79%
Ascential PLC	26,883	150,830
Cineworld Group PLC	64,131	209,420
Daily Mail & General Trust PLC Class A NVS	19,124	176,545
Entertainment One Ltd.	22,946	96,050
Informa PLC	55,140	528,328
ITE Group PLC	17,894	40,879
UBM PLC	26,368	334,973

		1,537,025
METALS & MINING — 2.80%
Acacia Mining PLC	11,038	21,140
Centamin PLC	73,011	149,891
Central Asia Metals PLC	9,990	44,460
Evraz PLC	23,873	140,488
Ferrexpo PLC	19,610	84,491
Hill & Smith Holdings PLC	5,228	87,521
Hochschild Mining PLC	16,856	47,495
KAZ Minerals PLC[a]	16,405	193,804
Lonmin PLC[a,c]	17,003	14,970
Pan African Resources PLC	125,104	12,066
Petra Diamonds Ltd.[a]	36,010	30,539
SolGold PLC[a,c]	50,976	15,979
Vedanta Resources PLC	5,469	55,386

		898,230
MULTI-UTILITIES — 0.22%
Telecom Plus PLC	4,183	72,044

		72,044
MULTILINE RETAIL — 1.11%
B&M European Value Retail SA	56,902	323,724
Debenhams PLC[c]	79,135	30,813

		354,537
OIL, GAS & CONSUMABLE FUELS — 2.06%
Amerisur Resources PLC[a]	66,713	14,983
Cairn Energy PLC[a]	39,184	101,069
EnQuest PLC ADR[a]	74,604	30,786
Faroe Petroleum PLC[a]	21,131	30,629
Hurricane Energy PLC[a,c]	97,608	42,472
Nostrum Oil & Gas PLC[a]	5,664	22,554
Ophir Energy PLC[a]	46,788	33,910
Premier Oil PLC[a,c]	34,642	34,725

Security	Shares	Value
SOCO International PLC	13,535	$17,530
Sound Energy PLC[a,c]	47,441	29,480
Stobart Group Ltd.	21,027	69,098
Tullow Oil PLC[a]	92,562	231,862

		659,098
PHARMACEUTICALS — 2.72%
BTG PLC[a]	25,823	233,584
Dechra Pharmaceuticals PLC	6,578	228,219
Hikma Pharmaceuticals PLC	9,690	115,035
Indivior PLC[a]	48,227	253,240
Vectura Group PLC[a]	40,798	40,727

		870,805
PROFESSIONAL SERVICES — 1.32%
Hays PLC	91,652	244,610
Pagegroup PLC	21,928	162,246
Staffline Group PLC[c]	1,274	17,115

		423,971
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.03%
Capital & Counties Properties PLC	51,002	186,927
Countrywide PLC[a]	11,152	13,061
Grainger PLC	28,023	105,409
Helical PLC	6,839	32,510
Purplebricks Group PLC[a,c]	14,438	87,253
Savills PLC	9,523	125,636
St. Modwen Properties PLC	12,594	66,530
Watkin Jones PLC	11,834	33,589

		650,915
ROAD & RAIL — 1.38%
FirstGroup PLC[a]	80,326	90,700
Go-Ahead Group PLC	2,878	60,711
National Express Group PLC	30,910	148,722
Northgate PLC	8,868	39,955
Redde PLC	20,182	46,217
Stagecoach Group PLC	28,606	56,127

		442,432
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.26%
IQE PLC[a,c]	47,675	84,148

		84,148
SOFTWARE — 1.44%
Alfa Financial Software Holdings PLC[a,b]	6,091	38,605
AVEVA Group PLC	4,270	169,796
Blue Prism Group PLC[a,c]	3,312	72,832
GB Group PLC	9,132	53,476

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2018

Security	Shares	Value
Sophos Group PLC[b]	18,654	$128,101

		462,810
SPECIALTY RETAIL — 3.14%
Card Factory PLC	20,727	56,403
Dixons Carphone PLC	65,696	177,961
Dunelm Group PLC	6,725	53,743
Halfords Group PLC	13,316	64,987
JD Sports Fashion PLC	29,217	154,304
Lookers PLC	21,222	25,849
Pendragon PLC	94,378	34,720
Pets at Home Group PLC	28,332	66,949
Sports Direct International PLC[a]	16,256	82,292
Superdry PLC	3,523	83,103
WH Smith PLC	7,362	205,715

		1,006,026
TEXTILES, APPAREL & LUXURY GOODS — 0.25%
Ted Baker PLC	1,920	80,740

		80,740
THRIFTS & MORTGAGE FINANCE — 0.60%
OneSavings Bank PLC	12,987	73,115
Paragon Banking Group PLC	17,746	119,274

		192,389
TRADING COMPANIES & DISTRIBUTORS — 1.88%
Diploma PLC	7,604	114,830
Grafton Group PLC	15,052	158,656
Howden Joinery Group PLC	41,488	253,867
SIG PLC	37,396	74,713

		602,066
TRANSPORTATION INFRASTRUCTURE — 1.02%
BBA Aviation PLC	69,044	328,016

		328,016
WATER UTILITIES — 0.73%
Pennon Group PLC	27,869	233,697

		233,697
TOTAL COMMON STOCKS
(Cost: $28,622,827)		32,030,085

SHORT-TERM INVESTMENTS — 2.58%

MONEY MARKET FUNDS — 2.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	824,278	824,361

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	4,068	$4,068

		828,429

TOTAL SHORT-TERM INVESTMENTS
(Cost: $828,394)		828,429

TOTAL INVESTMENTS IN SECURITIES — 102.45%
(Cost: $29,451,221)		32,858,514
Other Assets, Less Liabilities — (2.45)%		(785,220)

NET ASSETS — 100.00%		$32,073,294

ADR   —   American Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	776,946	47,332	[b]	—	824,278	$824,361	$21,035	[c]	$(229)	$(74)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,050	—		(2,982)[b]	4,068	4,068	152		—	—

						$828,429	$21,187		$(229)	$(74)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$32,030,085	$—	$—	$32,030,085
Money market funds	828,429	—	—	828,429

Total	$32,858,514	$—	$—	$32,858,514

See notes to financial statements.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2018

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$—	$2,909,221,780	$28,622,827
Affiliated (Note 2)	16,829,438	3,129,404	828,394

Total cost of investments in securities	$16,829,438	$2,912,351,184	$29,451,221

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$2,554,465,795	$32,030,085
Affiliated (Note 2)	17,275,462	3,129,404	828,429
Foreign currency, at value[b]	—	6,154,164	46,720
Foreign currency pledged to broker for futures contracts, at value[b]	—	1,066,831	—
Receivables:
Investment securities sold	—	4,685,849	28,718
Dividends and interest	1,185	16,728,948	25,315
Unrealized appreciation on forward currency contracts (Note 6)	569,489	—	—
Tax reclaims	—	121,289	6,234

Total Assets	17,846,136	2,586,352,280	32,965,501

LIABILITIES
Payables:
Investment securities purchased	189,630	6,552,218	52,895
Collateral for securities on loan (Note 1)	3,600,000	2,450,736	824,583
Futures variation margin	—	139,011	—
Unrealized depreciation on forward currency contracts (Note 6)	202,440	—	—
Investment advisory fees (Note 2)	—	935,331	14,729

Total Liabilities	3,992,070	10,077,296	892,207

NET ASSETS	$13,854,066	$2,576,274,984	$32,073,294

Net assets consist of:
Paid-in capital	$19,261,058	$3,156,438,284	$29,808,719
Undistributed (distributions in excess of) net investment income	3,636	11,871,493	(137,004)
Accumulated net realized loss	(6,223,700)	(237,021,849)	(1,004,206)
Net unrealized appreciation (depreciation)	813,072	(355,012,944)	3,405,785

NET ASSETS	$13,854,066	$2,576,274,984	$32,073,294

Shares outstanding[c]	600,000	74,000,000	750,000

Net asset value per share	$23.09	$34.81	$42.76

[a]	Securities on loan with values of $3,467,000, $2,282,811 and $758,556, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $ —, $7,237,986 and $47,334, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$40,313,205	$353,629
Dividends — affiliated (Note 2)	337,693	12,201	152
Securities lending income — affiliated — net (Note 2)	3,477	45,492	21,035

Total investment income	341,170	40,370,898	374,816

EXPENSES
Investment advisory fees (Note 2)	50,569	6,138,263	98,006
Proxy fees	10	300	4

Total expenses	50,579	6,138,563	98,010
Less investment advisory fees waived (Note 2)	(50,579)	—	—

Net expenses	—	6,138,563	98,010

Net investment income	341,170	34,232,335	276,806

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(20,962,868)	(337,891)
Investments — affiliated (Note 2)	57,322	(6,305)	(229)
In-kind redemptions — unaffiliated	—	61,734,544	1,044,876
In-kind redemptions — affiliated (Note 2)	989,088	—	—
Futures contracts	—	(730,028)	—
Foreign currency transactions	—	1,770,610	13,811
Forward currency contracts	(1,213,255)	—	—

Net realized gain (loss)	(166,845)	41,805,953	720,567

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	—	50,466,178	1,789,568
Investments — affiliated (Note 2)	(265,354)	—	(74)
Forward currency contracts	122,593	—	—
Futures contracts	—	(317,242)	—
Translation of assets and liabilities in foreign currencies	(1)	84,571	7

Net change in unrealized appreciation/depreciation	(142,762)	50,233,507	1,789,501

Net realized and unrealized gain (loss)	(309,607)	92,039,460	2,510,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,563	$126,271,795	$2,786,874

[a]	Net of foreign withholding tax of $ —, $737,414 and $6,496, respectively.

See notes to financial statements.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged MSCI United Kingdom ETF		iShares MSCI United Kingdom ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$341,170	$1,417,778	$34,232,335	$96,085,353
Net realized gain (loss)	(166,845)	6,864,061	41,805,953	1,083,618
Net change in unrealized appreciation/depreciation	(142,762)	659,666	50,233,507	180,539,121

Net increase in net assets resulting from operations	31,563	8,941,505	126,271,795	277,708,092

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(337,534)	(1,418,189)	(46,875,181)	(84,560,284)
From net realized gain	—	(8,272,441)	—	—

Total distributions to shareholders	(337,534)	(9,690,630)	(46,875,181)	(84,560,284)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,585,240	47,661,215	201,092,783	1,013,351,767
Cost of shares redeemed	(8,498,148)	(142,236,695)	(468,960,276)	(370,634,422)

Net increase (decrease) in net assets from capital share transactions	(4,912,908)	(94,575,480)	(267,867,493)	642,717,345

INCREASE (DECREASE) IN NET ASSETS	(5,218,879)	(95,324,605)	(188,470,879)	835,865,153

NET ASSETS
Beginning of period	19,072,945	114,397,550	2,764,745,863	1,928,880,710

End of period	$13,854,066	$19,072,945	$2,576,274,984	$2,764,745,863

Undistributed net investment income included in net assets at end of period	$3,636	$—	$11,871,493	$24,514,339

SHARES ISSUED AND REDEEMED
Shares sold	150,000	2,000,000	5,500,000	33,800,000
Shares redeemed	(350,000)	(5,800,000)	(13,400,000)	(13,400,000)

Net increase (decrease) in shares outstanding	(200,000)	(3,800,000)	(7,900,000)	20,400,000

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI United Kingdom Small-Cap ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$276,806	$722,116
Net realized gain (loss)	720,567	(386,729)
Net change in unrealized appreciation/depreciation	1,789,501	3,809,000

Net increase in net assets resulting from operations	2,786,874	4,144,387

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(497,799)	(787,287)

Total distributions to shareholders	(497,799)	(787,287)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,047,941	9,014,541
Cost of shares redeemed	(4,198,702)	(5,571,542)

Net increase (decrease) in net assets fromcapital share transactions	(2,150,761)	3,442,999

INCREASE IN NET ASSETS	138,314	6,800,099

NET ASSETS
Beginning of period	31,934,980	25,134,881

End of period	$32,073,294	$31,934,980

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(137,004)	$83,989

SHARES ISSUED AND REDEEMED
Shares sold	50,000	250,000
Shares redeemed	(100,000)	(150,000)

Net increase (decrease) in shares outstanding	(50,000)	100,000

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI United Kingdom ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$23.84	$24.87	$23.21	$24.35

Income from investment operations:
Net investment income (loss)[b]	0.50	0.48	0.43	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(0.80)	2.39	2.48	(1.14)

Total from investment operations	(0.30)	2.87	2.91	(1.14)

Less distributions from:
Net investment income	(0.45)	(0.84)	(1.01)	—
Net realized gain	—	(3.06)	(0.24)	—

Total distributions	(0.45)	(3.90)	(1.25)	—

Net asset value, end of period	$23.09	$23.84	$24.87	$23.21

Total return	(1.35)%[e]	13.48%	12.90%	(4.64)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,854	$19,073	$114,398	$2,321
Ratio of expenses to average net assets[f,g]	0.00%	0.00%	0.00%	0.01%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	4.18%	1.99%	1.80%	(0.01)%
Portfolio turnover rate[h,i]	6%[e]	20%	4%	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page xx for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]
Net asset value, beginning of period	$33.76	$31.36	$34.30	$41.05	$37.09	$33.83

Income from investment operations:
Net investment income[b]	0.46	1.13	1.22	1.30	2.76 [c]	1.32
Net realized and unrealized gain (loss)[d]	1.25	2.43	(2.73)	(6.66)	3.71	2.97

Total from investment operations	1.71	3.56	(1.51)	(5.36)	6.47	4.29

Less distributions from:
Net investment income	(0.66)	(1.16)	(1.43)	(1.39)	(2.51)	(1.03)

Total distributions	(0.66)	(1.16)	(1.43)	(1.39)	(2.51)	(1.03)

Net asset value, end of period	$34.81	$33.76	$31.36	$34.30	$41.05	$37.09

Total return	5.06%[e]	11.60%	(4.44)%	(13.26)%	17.56%	12.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,576,275	$2,764,746	$1,928,881	$3,210,826	$4,236,360	$2,670,796
Ratio of expenses to average net assets[f]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[f]	2.63%	4.07%	3.80%	3.46%	6.71%[c]	3.61%
Portfolio turnover rate[g]	2%[e]	4%	5%	4%	10%	4%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.66 per share and 3.23% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Small-Cap ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$39.92	$35.91	$40.91	$40.82	$35.27	$27.95

Income from investment operations:
Net investment income[a]	0.35	0.92	1.02	1.07	0.95	0.91
Net realized and unrealized gain (loss)[b]	3.15	4.12	(4.89)	0.40	5.26	7.41

Total from investment operations	3.50	5.04	(3.87)	1.47	6.21	8.32

Less distributions from:
Net investment income	(0.66)	(1.03)	(1.13)	(1.38)	(0.66)	(1.00)

Total distributions	(0.66)	(1.03)	(1.13)	(1.38)	(0.66)	(1.00)

Net asset value, end of period	$42.76	$39.92	$35.91	$40.91	$40.82	$35.27

Total return	8.79%[c]	14.40%	(9.66)%	3.84%	17.66%	30.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,073	$31,935	$25,135	$16,365	$32,656	$8,818
Ratio of expenses to average net assets[d]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[d]	1.67%	2.50%	2.72%	2.71%	2.29%	2.82%
Portfolio turnover rate[e]	10%[c]	19%	21%	17%	13%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI United Kingdom	Non-diversified
MSCI United Kingdom	Non-diversified
MSCI United Kingdom Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently the iShares Currency Hedged MSCI United Kingdom ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI United Kingdom ETF. The financial statements and schedule of investments for the iShares MSCI United Kingdom ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI United Kingdom ETF.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the iShares Currency Hedged MSCI United Kingdom ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Currency Hedged MSCI United Kingdom
JPMorgan Securities LLC	$3,467,000	$3,467,000	$—

MSCI United Kingdom
Goldman Sachs & Co.	$1,430,836	$1,430,836	$—
Merrill Lynch, Pierce, Fenner & Smith	157,644	157,644	—
Morgan Stanley & Co. LLC	193,962	193,599	(363)
State Street Bank & Trust Company	500,369	500,369	—

	$2,282,811	$2,282,448	$(363)

MSCI United Kingdom Small-Cap
Citigroup Global Markets Inc.	$148,251	$148,251	$—
Deutsche Bank Securities Inc.	48,098	48,098	—
Jefferies LLC	770	770	—
Merrill Lynch, Pierce, Fenner & Smith	200,413	200,413	—
Morgan Stanley & Co. LLC	143,561	143,561	—
UBS AG	217,463	217,463	—

	$758,556	$758,556	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Currency Hedged MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee of 0.62%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI United Kingdom ETF (“EWU”), after taking into account any fee waivers by EWU, plus 0.03%. BFA has also contractually agreed to an additional reduction in its investment advisory fee of 0.03% through December 31, 2020.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion, up to and including $96 billion
0.32	Over $96 billion

For its investment advisor services to the iShares MSCI United Kingdom Small-Cap ETF, BFA is entitled to an annual advisory fee of 0.59%, accrued daily and paid monthly by the Fund, based on the Fund’s average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI United Kingdom	$1,018
MSCI United Kingdom	10,667
MSCI United Kingdom Small-Cap	4,443

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI United Kingdom	$16,363,578	$6,856,886
MSCI United Kingdom Small-Cap	889,221	737,280

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI United Kingdom	$1,045,441	$2,275,197
MSCI United Kingdom	90,075,442	51,340,038
MSCI United Kingdom Small-Cap	3,342,614	3,353,525

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI United Kingdom	$3,579,201	$8,564,228
MSCI United Kingdom	154,268,066	465,189,743
MSCI United Kingdom Small-Cap	2,031,300	4,144,050

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI United Kingdom ETF as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
Futures contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$139,011

[a]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI United Kingdom ETF during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Futures contracts	$(730,028)	$(317,242)

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI United Kingdom ETF for the six months ended February 28, 2018:

Average notional value of contracts purchased	$21,712,140

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	FORWARD CURRENCY CONTRACTS

The currency-hedged fund uses forward currency contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held by the Fund or its underlying fund. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Currency Hedged MSCI United Kingdom ETF as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)	$569,489

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)	$202,440

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Currency Hedged MSCI United Kingdom ETF during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts	$(1,213,255)	$122,593

The following table shows the average quarter-end balances of outstanding forward currency contracts for the iShares Currency Hedged MSCI United Kingdom ETF for the six months ended February 28, 2018:

Average amounts purchased in U.S. dollars	$19,142,045
Average amounts sold in U.S. dollars	$34,940,801

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Except for NDFs, the forward currency contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as “Cash pledged to broker for forward currency contracts” on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for collateral on forwards.” To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Currency Hedged MSCI United Kingdom ETF that are subject to potential offset on the statement of assets and liabilities as of February 28, 2018:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$569,489	$(202,440)	$367,049

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$202,440	$(202,440)	$—

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors,

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
MSCI United Kingdom	$136,016,930	$23,559,917	$22,514,433	$182,091,280
MSCI United Kingdom Small-Cap	1,235,076	—	—	1,235,076

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI United Kingdom	$16,851,365	$1,015,513	$(224,367)	$791,146
MSCI United Kingdom	3,013,937,261	87,448,679	(543,929,752)	(456,481,073)
MSCI United Kingdom Small-Cap	30,060,509	5,639,462	(2,841,457)	2,798,005

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI United Kingdom	$0.444989	$—	$0.005056	$0.450045	99%	—%	1%	100%
MSCI United Kingdom	0.653720	—	0.007425	0.661145	99	—	1	100
MSCI United Kingdom Small-Cap	0.597095	—	0.066637	0.663732	90	—	10	100

SUPPLEMENTAL INFORMATION	41

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-813-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Adaptive Currency Hedged MSCI Japan ETF | DEWJ | Cboe BZX
➢	iShares Currency Hedged MSCI Australia ETF | HAUD | NYSE Arca
➢	iShares Currency Hedged MSCI Canada ETF | HEWC | NYSE Arca
➢	iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca
➢	iShares Currency Hedged MSCI Mexico ETF | HEWW | NYSE Arca
➢	iShares Currency Hedged MSCI South Korea ETF | HEWY | NYSE Arca
➢	iShares Edge MSCI Min Vol Global Currency Hedged ETF | HACV | Cboe BZX

Fund Performance Overview

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

Performance as of February 28, 2018

The iShares Adaptive Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI Japan Adaptive Hedge to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 11.30%, net of fees, while the total return for the Index was 12.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.42%	18.41%	19.77%	18.42%	18.41%	19.77%
Since Inception	9.59%	9.61%	10.68%	21.77%	21.81%	24.43%

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,113.00	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Industrials	21.36%
Consumer Discretionary	20.47
Information Technology	13.03
Financials	12.45
Consumer Staples	7.54
Health Care	7.40
Materials	6.36
Telecommunication Services	4.87
Real Estate	3.88
Utilities	1.62
Energy	1.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/18

Security	Percentage of Total Investments [2]

Toyota Motor Corp.	4.79%
Mitsubishi UFJ Financial Group Inc.	2.29
SoftBank Group Corp.	1.84
Sony Corp.	1.73
Honda Motor Co. Ltd.	1.66
Sumitomo Mitsui Financial Group Inc.	1.57
Keyence Corp.	1.56
Nintendo Co. Ltd.	1.36
FANUC Corp.	1.29
Mizuho Financial Group Inc.	1.21

TOTAL	19.30%

[1]	Table shown is for the iShares MSCI Japan ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Australian equities while mitigating exposure to fluctuations between the value of the Australian dollar and the U.S. dollar, as represented by the MSCI Australia 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Australia ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 5.25%, net of fees, while the total return for the Index was 6.60%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.65%	6.71%	7.99%	6.65%	6.71%	7.99%
Since Inception	6.20%	6.25%	6.85%	17.43%	17.59%	19.34%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,052.50	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Financials	40.99%
Materials	17.85
Health Care	8.05
Real Estate	8.03
Consumer Staples	7.59
Energy	5.45
Industrials	5.19
Consumer Discretionary	2.66
Utilities	2.03
Telecommunication Services	1.23
Information Technology	0.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/18

Security	Percentage of Total Investments [2]

Commonwealth Bank of Australia	10.12%
Westpac Banking Corp.	7.90
BHP Billiton Ltd.	7.40
Australia & New Zealand Banking Group Ltd.	6.45
National Australia Bank Ltd.	6.13
CSL Ltd.	5.58
Wesfarmers Ltd.	3.54
Woolworths Group Ltd.	2.72
Macquarie Group Ltd.	2.53
Rio Tinto Ltd.	2.53

TOTAL	54.90%

[1]	Table shown is for the iShares MSCI Australia ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Canadian equities while mitigating exposure to fluctuations between the value of the Canadian dollar and the U.S. dollar, as represented by the MSCI Canada 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Canada ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 3.95%, net of fees, while the total return for the Index was 3.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.04%	2.96%	3.39%	3.04%	2.96%	3.39%
Since Inception	5.16%	5.13%	5.37%	14.39%	14.29%	14.99%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,039.50	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Financials	42.90%
Energy	19.82
Materials	10.58
Industrials	7.96
Consumer Discretionary	5.25
Information Technology	4.13
Consumer Staples	4.09
Telecommunication Services	2.24
Utilities	1.95
Real Estate	0.68
Health Care	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/18

Security	Percentage of Total Investments [2]

Royal Bank of Canada	8.56%
Toronto-Dominion Bank (The)	7.94
Bank of Nova Scotia (The)	5.53
Canadian National Railway Co.	4.30
Suncor Energy Inc.	4.06
Enbridge Inc.	3.92
Bank of Montreal	3.67
Canadian Imperial Bank of Commerce	2.97
TransCanada Corp.	2.81
Manulife Financial Corp.	2.80

TOTAL	46.56%

[1]	Table shown is for the iShares MSCI Canada ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 9.82%, net of fees, while the total return for the Index was 11.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.33%	16.41%	17.83%	16.33%	16.41%	17.83%
Since Inception	10.34%	10.35%	10.45%	49.39%	49.43%	50.04%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,098.20	$0.05	$1,000.00	$1,024.70	$0.05	0.01%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Industrials	21.36%
Consumer Discretionary	20.47
Information Technology	13.03
Financials	12.45
Consumer Staples	7.54
Health Care	7.40
Materials	6.36
Telecommunication Services	4.87
Real Estate	3.88
Utilities	1.62
Energy	1.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/18

Security	Percentage of Total Investments [2]

Toyota Motor Corp.	4.79%
Mitsubishi UFJ Financial Group Inc.	2.29
SoftBank Group Corp.	1.84
Sony Corp.	1.73
Honda Motor Co. Ltd.	1.66
Sumitomo Mitsui Financial Group Inc.	1.57
Keyence Corp.	1.56
Nintendo Co. Ltd.	1.36
FANUC Corp.	1.29
Mizuho Financial Group Inc.	1.21

TOTAL	19.30%

[1]	Table shown is for the iShares MSCI Japan ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI Mexico ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Mexican equities while mitigating exposure to fluctuations between the value of the Mexican peso and the U.S. dollar, as represented by the MSCI Mexico IMI 25/50 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Mexico ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -8.43%, net of fees, while the total return for the Index was -8.37%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.87)%	(4.42)%	(1.67)%	(1.87)%	(4.42)%	(1.67)%
Since Inception	(0.04)%	(0.16)%	0.29%	(0.12)%	(0.43)%	0.79%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$915.70	$0.14	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Consumer Staples	25.84%
Telecommunication Services	17.12
Financials	15.95
Materials	14.53
Industrials	10.96
Consumer Discretionary	7.51
Real Estate	6.05
Utilities	1.43
Health Care	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/18

Security	Percentage of Total Investments [2]

America Movil SAB de CV Series L	16.09%
Fomento Economico Mexicano SAB de CV	8.98
Grupo Financiero Banorte SAB de CV Series O	7.33
Wal-Mart de Mexico SAB de CV	5.82
Grupo Mexico SAB de CV Series B	5.78
Grupo Televisa SAB	4.31
Cemex SAB de CV CPO	4.26
Fibra Uno Administracion SA de CV	2.49
Grupo Bimbo SAB de CV Series A	2.30
Grupo Financiero Inbursa SAB de CV Series O	2.22

TOTAL	59.58%

[1]	Table shown is for the iShares MSCI Mexico ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization South Korean equities while mitigating exposure to fluctuations between the value of the South Korean won and the U.S. dollar, as represented by the MSCI Korea 25/50 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI South Korea Capped ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 4.63%, net of fees, while the total return for the Index was 6.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.42%	20.20%	23.21%	21.42%	20.20%	23.21%
Since Inception	12.36%	12.01%	13.16%	36.51%	35.39%	39.10%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,046.30	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Information Technology	36.15%
Financials	14.35
Consumer Discretionary	12.05
Industrials	10.13
Materials	8.95
Consumer Staples	6.88
Health Care	6.73
Energy	2.76
Utilities	1.25
Telecommunication Services	0.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/18

Security	Percentage of Total Investments [2]

Samsung Electronics Co. Ltd.	22.25%
SK Hynix Inc.	5.17
Celltrion Inc.	3.35
POSCO	3.12
KB Financial Group Inc.	2.97
Hyundai Motor Co.	2.91
NAVER Corp.	2.63
Shinhan Financial Group Co. Ltd.	2.38
LG Chem Ltd.	2.07
Hyundai Mobis Co. Ltd.	1.84

TOTAL	48.69%

[1]	Table shown is for the iShares MSCI South Korea ETF, the underlying fund in which the Fund invests
[2]	Excludes money market funds.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

Performance as of February 28, 2018

The iShares Edge MSCI Min Vol Global Currency Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI Minimum Volatility (USD) 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Edge MSCI Min Vol Global ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 3.17%, net of fees, while the total return for the Index was 3.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.85%	9.51%	9.61%	9.85%	9.51%	9.61%
Since Inception	9.03%	8.91%	8.97%	22.38%	22.08%	22.25%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,031.70	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Health Care	15.37%
Information Technology	13.95
Financials	13.72
Consumer Staples	13.40
Industrials	11.93
Consumer Discretionary	8.03
Utilities	7.36
Telecommunication Services	7.30
Real Estate	4.51
Materials	3.00
Energy	1.43

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/28/18

Country	Percentage of Total Investments [2]

United States	56.49%
Japan	13.34
Switzerland	4.88
Taiwan	4.28
China	4.22
Hong Kong	3.49
Canada	2.94
Singapore	1.32
Denmark	1.00
Malaysia	0.96

TOTAL	92.92%

[1]	Table shown is for the iShares Edge MSCI Min Vol Global ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 100.09%

EXCHANGE-TRADED FUNDS — 100.09%
iShares MSCI Japan ETF[a,b]	72,153	$4,406,384

		4,406,384

TOTAL INVESTMENT COMPANIES
(Cost: $3,552,101)		4,406,384

SHORT-TERM INVESTMENTS — 43.70%

MONEY MARKET FUNDS — 43.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[a,c,d]	1,921,308	1,921,500
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,c]	2,285	2,285

		1,923,785

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,923,785)		1,923,785

Value
TOTAL INVESTMENTS IN SECURITIES — 143.79%
(Cost: $5,475,886)	$6,330,169
Other Assets, Less Liabilities — (43.79)%	(1,927,946)

NET ASSETS — 100.00%	$4,402,223

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,921,308	[b]	—	1,921,308	$1,921,500	$527	[c]	$(66)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,838	—		(553)[b]	2,285	2,285	13		—	—
iShares MSCI Japan ETF	97,270	2,354		(27,471)	72,153	4,406,384	29,464		220,335	284,601

						$6,330,169	$30,004		$220,269	$284,601

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	750,896,000	USD	6,980,156	MS	03/02/2018	$57,625

						57,625

USD	6,976,422	JPY	750,896,000	MS	03/02/2018	(61,358)
USD	2,234,021	JPY	238,467,000	MS	04/04/2018	(6,435)

						(67,793)

				Net unrealized depreciation		$(10,168)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$4,406,384	$—	$—	$4,406,384
Money market funds	1,923,785	—	—	1,923,785

Total	$6,330,169	$—	$—	$6,330,169

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$57,625	$—	$57,625
Liabilities
Forward currency contracts	—	(67,793)	—	(67,793)

Total	$—	$(10,168)	$—	$(10,168)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.14%

EXCHANGE-TRADED FUNDS — 99.14%
iShares MSCI Australia ETF[a]	51,626	$1,178,105

		1,178,105

TOTAL INVESTMENT COMPANIES
(Cost: $1,054,833)		1,178,105

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	240	240

		240

TOTAL SHORT-TERM INVESTMENTS
(Cost: $240)		240

TOTAL INVESTMENTS IN SECURITIES — 99.16%
(Cost: $1,055,073)		1,178,345
Other Assets, Less Liabilities — 0.84%		9,995

NET ASSETS — 100.00%		$1,188,340

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	631	—	(391)[b]	240	$240	$4	$—	$—
iShares MSCI Australia ETF	50,995	5,262	(4,631)	51,626	1,178,105	29,829	3,863	8,133

					$1,178,345	$29,833	$3,863	$8,133

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	2,460,689	AUD	3,100,000	MS	03/02/2018	$52,919
USD	1,209,473	AUD	1,546,000	MS	04/05/2018	8,640

						61,559

AUD	3,100,000	USD	2,422,860	MS	03/02/2018	(15,089)
AUD	18,000	USD	14,016	MS	04/05/2018	(35)

						(15,124)

				Net unrealized appreciation		$46,435

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$1,178,105	$—	$—	$1,178,105
Money market funds	240	—	—	240

Total	$1,178,345	$—	$—	$1,178,345

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$61,559	$—	$61,559
Liabilities
Forward currency contracts	—	(15,124)	—	(15,124)

Total	$—	$46,435	$—	$46,435

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.16%

EXCHANGE-TRADED FUNDS — 99.16%
iShares MSCI Canada ETF[a]	226,482	$6,293,935

		6,293,935

TOTAL INVESTMENT COMPANIES
(Cost: $6,266,080)		6,293,935

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	3,138	3,138

		3,138

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,138)		3,138

TOTAL INVESTMENTS IN SECURITIES — 99.21%
(Cost: $6,269,218)		6,297,073
Other Assets, Less Liabilities — 0.79%		50,403

NET ASSETS — 100.00%		$6,347,476

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold		Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—		—	[b]	—	$—	$164	[c]	$(2)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161	1,977	[b]	—		3,138	3,138	16		—	—
iShares MSCI Canada ETF	89,118	147,789		(10,425)		226,482	6,293,935	67,213		5,081	(135,524)

							$6,297,073	$67,393		$5,079	$(135,524)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	6,694,457	CAD	8,271,000	MS	03/02/2018	$248,773
USD	6,460,427	CAD	8,227,000	MS	04/03/2018	44,895

						293,668

CAD	8,271,000	USD	6,499,517	MS	03/02/2018	(53,833)
CAD	45,000	USD	35,123	MS	04/03/2018	(31)

						(53,864)

			Net unrealized appreciation			$239,804

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD — Canadian Dollar

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$6,293,935	$—	$—	$6,293,935
Money market funds	3,138	—	—	3,138

Total	$6,297,073	$—	$—	$6,297,073

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$293,668	$—	$293,668
Liabilities
Forward currency contracts	—	(53,864)	—	(53,864)

Total	$—	$239,804	$—	$239,804

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 100.41%

EXCHANGE-TRADED FUNDS — 100.41%
iShares MSCI Japan ETF[a]	17,856,572	$1,090,500,852

		1,090,500,852

TOTAL INVESTMENT COMPANIES
(Cost: $963,095,004)		1,090,500,852

TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $963,095,004)		1,090,500,852
Other Assets, Less Liabilities — (0.41)%		(4,437,208)

NET ASSETS — 100.00%		$1,086,063,644

[a]	Affiliate of the Fund.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	[b]	—	—	$—	$5,181	$—	$—
iShares MSCI Japan ETF	21,948,803	6,025,727		(10,117,958)	17,856,572	1,090,500,852	7,505,576	69,559,000	62,909,255

						$1,090,500,852	$7,510,757	$69,559,000	$62,909,255

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	111,329,364,804	USD	1,039,261,100	BNP	03/02/2018	$4,174,532
JPY	343,940,000	USD	3,166,496	BOA	03/02/2018	57,086
JPY	13,069,351,196	USD	122,481,151	CITI	03/02/2018	11,479
JPY	13,247,927,196	USD	123,551,382	CITI	03/02/2018	614,954
JPY	1,413,658,000	USD	12,954,436	MS	03/02/2018	295,088
JPY	25,818,000	USD	236,413	SSB	03/02/2018	5,567
JPY	2,227,422,000	USD	20,469,060	UBS	03/02/2018	407,476
USD	4,964,467	JPY	527,549,000	NAB	03/02/2018	20,008
USD	8,230,758	JPY	878,082,000	UBS	03/02/2018	926
JPY	5,154,680,000	USD	48,425,669	JPM	04/04/2018	3,808
JPY	1,014,964,000	USD	9,532,273	NSI	04/04/2018	3,562

						5,594,486

JPY	35,941,000	USD	337,535	BOA	03/02/2018	(677)
USD	150,492	JPY	16,367,000	BNP	03/02/2018	(2,908)
USD	3,217,438	JPY	346,566,000	BOA	03/02/2018	(30,756)
USD	242,847,251	JPY	26,138,702,392	CITI	03/02/2018	(2,138,009)
USD	990,840,063	JPY	107,466,017,804	RBS	03/02/2018	(16,386,310)
USD	30,104,030	JPY	3,239,247,000	SSB	03/02/2018	(255,846)
USD	28,181,087	JPY	3,080,891,000	UBS	03/02/2018	(694,596)
USD	1,039,753,742	JPY	111,112,763,804	BNP	04/04/2018	(4,177,797)
USD	122,172,014	JPY	13,069,351,196	CITI	04/04/2018	(617,731)

						(24,304,630)

			Net unrealized depreciation			$(18,710,144)

Counterparties:

BNP — BNP Paribas SA

BOA — Bank of America N.A.

CITI — Citibank N.A. London

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

NAB — National Australia Bank Limited

NSI — Nomura Securities International Inc.

RBS — Royal Bank of Scotland

SSB — State Street Bank London

UBS — UBS AG London

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$1,090,500,852	$—	$—	$1,090,500,852

Total	$1,090,500,852	$—	$—	$1,090,500,852

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$5,594,486	$—	$5,594,486
Liabilities
Forward currency contracts	—	(24,304,630)	—	(24,304,630)

Total	$—	$(18,710,144)	$—	$(18,710,144)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.30%

EXCHANGE-TRADED FUNDS — 99.30%
iShares MSCI Mexico ETF[a]	38,807	$1,936,857

		1,936,857

TOTAL INVESTMENT COMPANIES
(Cost: $1,867,698)		1,936,857

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	664	664

		664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $664)		664

TOTAL INVESTMENTS IN SECURITIES — 99.33%
(Cost: $1,868,362)		1,937,521
Other Assets, Less Liabilities — 0.67%		13,098

NET ASSETS — 100.00%		$1,950,619

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	— [b]	—	$—	$3,965	[c]	$(80)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,306	—	(642)[b]	664	664	4		—	—
iShares MSCI Mexico ETF	57,159	5,040	(23,392)	38,807	1,936,857	19,827		124,268	(407,765)

					$1,937,521	$23,796		$124,188	$(407,765)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
MXN	39,861,000	USD	2,112,737	MS	03/02/2018	$1,833
USD	2,122,967	MXN	39,861,000	MS	03/02/2018	8,398
MXN	782,000	USD	41,228	MS	04/04/2018	34
USD	2,039,601	MXN	38,409,000	MS	04/04/2018	12,977

						23,242

MXN	39,861,000	USD	2,128,335	MS	03/02/2018	(13,767)
USD	2,112,737	MXN	39,861,000	MS	03/02/2018	(1,832)
MXN	546,000	USD	28,903	MS	04/04/2018	(94)

						(15,693)

			Net unrealized appreciation			$7,549

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

MXN — Mexican Peso

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$1,936,857	$—	$—	$1,936,857
Money market funds	664	—	—	664

Total	$1,937,521	$—	$—	$1,937,521

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$23,242	$—	$23,242
Liabilities
Forward currency contracts	—	(15,693)	—	(15,693)

Total	$—	$7,549	$—	$7,549

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.20%

EXCHANGE-TRADED FUNDS — 99.20%
iShares MSCI South Korea ETF[a]	20,546	$1,481,161

		1,481,161

TOTAL INVESTMENT COMPANIES
(Cost: $1,187,012)		1,481,161

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	766	766

		766

TOTAL SHORT-TERM INVESTMENTS
(Cost: $766)		766

TOTAL INVESTMENTS IN SECURITIES — 99.25%
(Cost: $1,187,778)		1,481,927
Other Assets, Less Liabilities — 0.75%		11,148

NET ASSETS — 100.00%		$1,493,075

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	812	—	(46)[b]	766	$766	$6	$—	$—
iShares MSCI South Korea ETF	21,414	1,148	(2,016)	20,546	1,481,161	44,714	19,175	64,050

					$1,481,927	$44,720	$19,175	$64,050

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,535,705	KRW	1,641,423,000	JPM	03/05/2018	$19,938
USD	1,660,560	KRW	1,795,591,000	MS	03/05/2018	2,428
USD	1,577,861	KRW	1,699,113,000	MS	04/04/2018	10,800

						33,166

KRW	1,641,423,000	USD	1,517,167	JPM	03/05/2018	(1,401)
KRW	1,795,591,000	USD	1,667,366	MS	03/05/2018	(9,235)
KRW	81,461,000	USD	75,266	MS	04/04/2018	(136)

						(10,772)

			Net unrealized appreciation			$22,394

Counterparties:

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

KRW — South Korean Won

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$1,481,161	$—	$—	$1,481,161
Money market funds	766	—	—	766

Total	$1,481,927	$—	$—	$1,481,927

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$33,166	$—	$33,166
Liabilities
Forward currency contracts	—	(10,772)	—	(10,772)

Total	$—	$22,394	$—	$22,394

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.90%

EXCHANGE-TRADED FUNDS — 99.90%
iShares Edge MSCI Min Vol Global ETF[a]	34,597	$2,886,774

		2,886,774

TOTAL INVESTMENT COMPANIES
(Cost: $2,543,872)		2,886,774

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	1,273	1,273

		1,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,273)		1,273

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $2,545,145)		2,888,047
Other Assets, Less Liabilities — 0.06%		1,677

NET ASSETS — 100.00%		$2,889,724

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,405	—	(132)[b]	1,273	$1,273	$8	$—	$—
iShares Edge MSCI Min Vol Global ETF	34,828	651	(882)	34,597	2,886,774	30,312	3,707	74,191

					$2,888,047	$30,320	$3,707	$74,191

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CLP	70,000	USD	116	MS	03/05/2018	$2
HKD	1,661,000	USD	212,243	MS	03/05/2018	21
JPY	42,694,000	USD	398,131	MS	03/05/2018	2,081
USD	97,337	CAD	120,000	MS	03/05/2018	3,816
USD	152,235	CHF	142,000	MS	03/05/2018	1,842
USD	27,361	DKK	163,704	MS	03/05/2018	534
USD	47,248	EUR	38,000	MS	03/05/2018	879
USD	29,680	GBP	21,000	MS	03/05/2018	767
USD	213,733	HKD	1,670,000	MS	03/05/2018	318
USD	9,957	ILS	34,000	MS	03/05/2018	181
USD	46,333	INR	2,990,817	MS	03/05/2018	481
USD	49,966	KRW	53,406,000	JPM	03/05/2018	649
USD	51,125	KRW	55,300,000	MS	03/05/2018	58
USD	39,693	SGD	52,000	MS	03/05/2018	439
USD	179,467	TWD	5,240,000	MS	03/05/2018	336
USD	9,508	ILS	33,000	MS	04/05/2018	4
CHF	4,000	USD	4,246	MS	04/06/2018	3
EUR	1,000	USD	1,223	MS	04/06/2018	—
HKD	12,000	USD	1,535	MS	04/06/2018	—
JPY	1,054,000	USD	9,903	MS	04/06/2018	1
USD	91,109	CAD	116,000	MS	04/06/2018	646
USD	148,476	CHF	139,000	MS	04/06/2018	823
USD	14,227	CLP	8,384,000	MS	04/06/2018	142
USD	27,043	DKK	163,704	MS	04/06/2018	146
USD	45,509	EUR	37,000	MS	04/06/2018	246
USD	27,855	GBP	20,000	MS	04/06/2018	275
USD	22,417	INR	1,465,408	MS	04/06/2018	72
USD	50,162	KRW	54,020,000	MS	04/06/2018	339
USD	39,380	SGD	52,000	MS	04/06/2018	108
USD	178,235	TWD	5,190,000	MS	04/09/2018	714

						15,923

CAD	120,000	USD	94,317	MS	03/05/2018	(796)
CHF	142,000	USD	151,284	MS	03/05/2018	(891)
CLP	8,384,000	USD	14,234	MS	03/05/2018	(142)
DKK	163,704	USD	26,974	MS	03/05/2018	(147)
EUR	38,000	USD	46,642	MS	03/05/2018	(274)
GBP	21,000	USD	29,236	MS	03/05/2018	(323)
HKD	9,000	USD	1,151	MS	03/05/2018	(1)
ILS	34,000	USD	9,789	MS	03/05/2018	(13)
INR	2,990,817	USD	45,968	MS	03/05/2018	(116)
KRW	53,406,000	USD	49,363	JPM	03/05/2018	(46)
KRW	55,300,000	USD	51,355	MS	03/05/2018	(288)
SGD	52,000	USD	39,364	MS	03/05/2018	(109)
TWD	5,240,000	USD	179,231	MS	03/05/2018	(100)
USD	13,411	CLP	8,077,000	BNP	03/05/2018	(165)
USD	626	CLP	377,000	MS	03/05/2018	(8)
USD	393,264	JPY	42,694,000	MS	03/05/2018	(6,949)
CAD	6,000	USD	4,685	MS	04/06/2018	(6)
CHF	1,000	USD	1,062	MS	04/06/2018	—
CLP	217,000	USD	365	MS	04/06/2018	—
DKK	1,000	USD	164	MS	04/06/2018	—
HKD	13,000	USD	1,663	MS	04/06/2018	—

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

February 28, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
INR	185,000	USD	2,826	MS	04/06/2018	$(6)
KRW	1,199,000	USD	1,108	MS	04/06/2018	(2)
SGD	3,000	USD	2,269	MS	04/06/2018	(3)
USD	1,643	DKK	10,000	MS	04/06/2018	—
USD	212,444	HKD	1,661,000	MS	04/06/2018	(8)
USD	395,618	JPY	42,319,000	MS	04/06/2018	(2,031)
TWD	38,000	USD	1,304	MS	04/09/2018	(4)

						(12,428)

			Net unrealized appreciation			$3,495

Counterparties:

BNP — BNP Paribas SA

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

SGD — Singapore Dollar

TWD — Taiwan New Dollar

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$2,886,774	$—	$—	$2,886,774
Money market funds	1,273	—	—	1,273

Total	$2,888,047	$—	$—	$2,888,047

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$15,923	$—	$15,923
Liabilities
Forward currency contracts	—	(12,428)	—	(12,428)

Total	$—	$3,495	$—	$3,495

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2018

	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF

ASSETS
Investments in securities, at cost:
Affiliated (Note 2)	$5,475,886	$1,055,073	$6,269,218

Total cost of investments in securities	$5,475,886	$1,055,073	$6,269,218

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$6,330,169	$1,178,345	$6,297,073
Receivables:
Investment securities sold	3,510	—	—
Dividends and interest	212	—	46
Unrealized appreciation on forward currency contracts (Note 1)	57,625	61,559	293,668

Total Assets	6,391,516	1,239,904	6,590,787

LIABILITIES
Payables:
Investment securities purchased	—	36,412	189,318
Collateral for securities on loan (Note 1)	1,921,500	—	—
Unrealized depreciation on forward currency contracts (Note 1)	67,793	15,124	53,864
Investment advisory fees (Note 2)	—	28	129

Total Liabilities	1,989,293	51,564	243,311

NET ASSETS	$4,402,223	$1,188,340	$6,347,476

Net assets consist of:
Paid-in capital	$3,540,495	$1,717,994	$6,437,149
Undistributed (distributions in excess of) net investment income	(425)	3,731	7,040
Undistributed net realized gain (accumulated net realized loss)	18,038	(703,092)	(364,372)
Net unrealized appreciation	844,115	169,707	267,659

NET ASSETS	$4,402,223	$1,188,340	$6,347,476

Shares outstanding[b]	150,000	50,000	250,000

Net asset value per share	$29.35	$23.77	$25.39

[a]	Securities on loan with values of $1,862,635, $ — and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2018

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF

ASSETS
Investments in securities, at cost:
Affiliated (Note 2)	$963,095,004	$1,868,362	$1,187,778

Total cost of investments in securities	$963,095,004	$1,868,362	$1,187,778

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$1,090,500,852	$1,937,521	$1,481,927
Cash pledged to broker for forward currency contracts	1,160,000	—	—
Receivables:
Investment securities sold	13,918,357	4,940	—
Dividends and interest	772	655	2
Unrealized appreciation on forward currency contracts (Note 1)	5,594,486	23,242	33,166

Total Assets	1,111,174,467	1,966,358	1,515,095

LIABILITIES
Payables:
Investment securities purchased	—	—	11,248
Due to custodian	797,873	—	—
Unrealized depreciation on forward currency contracts (Note 1)	24,304,630	15,693	10,772
Investment advisory fees (Note 2)	8,320	46	—

Total Liabilities	25,110,823	15,739	22,020

NET ASSETS	$1,086,063,644	$1,950,619	$1,493,075

Net assets consist of:
Paid-in capital	$1,011,860,021	$2,160,540	$1,235,215
Undistributed net investment income	690,086	3,373	3,459
Accumulated net realized loss	(35,182,167)	(290,002)	(62,142)
Net unrealized appreciation	108,695,704	76,708	316,543

NET ASSETS	$1,086,063,644	$1,950,619	$1,493,075

Shares outstanding[a]	33,650,000	100,000	50,000

Net asset value per share	$32.28	$19.51	$29.86

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2018

iShares Edge MSCI Min Vol Global Currency Hedged ETF

ASSETS
Investments in securities, at cost:
Affiliated (Note 2)	$2,545,145

Total cost of investments in securities	$2,545,145

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$2,888,047
Receivables:
Dividends and interest	1
Unrealized appreciation on forward currency contracts (Note 1)	15,923

Total Assets	2,903,971

LIABILITIES
Payables:
Investment securities purchased	1,752
Unrealized depreciation on forward currency contracts (Note 1)	12,428
Investment advisory fees (Note 2)	67

Total Liabilities	14,247

NET ASSETS	$2,889,724

Net assets consist of:
Paid-in capital	$2,602,346
Undistributed net investment income	523
Accumulated net realized loss	(59,542)
Net unrealized appreciation	346,397

NET ASSETS	$2,889,724

Shares outstanding[a]	100,000

Net asset value per share	$28.90

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$29,476	$29,833	$67,229
Securities lending income — affiliated — net (Note 2)	527	—	164

Total investment income	30,003	29,833	67,393

EXPENSES
Investment advisory fees (Note 2)	14,154	3,663	13,897
Proxy fees	1	—	—

Total expenses	14,155	3,663	13,897
Less investment advisory fees waived (Note 2)	(14,155)	(3,486)	(13,225)

Net expenses	—	177	672

Net investment income	30,003	29,656	66,721

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	14,939	3,863	5,079
In-kind redemptions — affiliated (Note 2)	205,330	—	—
Forward currency contracts	(33,031)	(11,409)	(96,209)

Net realized gain (loss)	187,238	(7,546)	(91,130)

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	284,601	8,133	(135,524)
Forward currency contracts	998	31,179	248,806

Net change in unrealized appreciation/depreciation	285,599	39,312	113,282

Net realized and unrealized gain	472,837	31,766	22,152

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$502,840	$61,422	$88,873

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$7,510,757	$19,831	$44,720
Securities lending income — affiliated — net (Note 2)	—	3,965	—

Total investment income	7,510,757	23,796	44,720

EXPENSES
Investment advisory fees (Note 2)	3,063,422	6,784	5,890
Proxy fees	125	—	—

Total expenses	3,063,547	6,784	5,890
Less investment advisory fees waived (Note 2)	(3,023,632)	(6,456)	(5,890)

Net expenses	39,915	328	—

Net investment income	7,470,842	23,468	44,720

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(626,610)	(23,202)	19,175
In-kind redemptions — affiliated (Note 2)	70,185,610	147,390	—
Forward currency contracts	(17,101,455)	49,037	(80,643)

Net realized gain (loss)	52,457,545	173,225	(61,468)

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	62,909,255	(407,765)	64,050
Forward currency contracts	(5,386,222)	5,172	21,768

Net change in unrealized appreciation/depreciation	57,523,033	(402,593)	85,818

Net realized and unrealized gain (loss)	109,980,578	(229,368)	24,350

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,451,420	$(205,900)	$69,070

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2018

iShares Edge MSCI Min Vol Global Currency Hedged ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$30,320

Total investment income	30,320

EXPENSES
Investment advisory fees (Note 2)	5,490

Total expenses	5,490
Less investment advisory fees waived (Note 2)	(5,057)

Net expenses	433

Net investment income	29,887

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	3,707
Forward currency contracts	(28,185)

Net realized loss	(24,478)

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	74,191
Forward currency contracts	10,692

Net change in unrealized appreciation/depreciation	84,883

Net realized and unrealized gain	60,405

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,292

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Adaptive Currency Hedged MSCI Japan ETF		iShares Currency Hedged MSCI Australia ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,003	$77,529	$29,656	$166,303
Net realized gain (loss)	187,238	76,378	(7,546)	939,527
Net change in unrealized appreciation/depreciation	285,599	459,555	39,312	(587,757)

Net increase in net assets resulting from operations	502,840	613,462	61,422	518,073

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,433)	(77,558)	(25,925)	(166,741)

Total distributions to shareholders	(30,433)	(77,558)	(25,925)	(166,741)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,253,408	—	—
Cost of shares redeemed	(1,379,179)	—	—	(9,108,516)

Net increase (decrease) in net assets from capital share transactions	(1,379,179)	1,253,408	—	(9,108,516)

INCREASE (DECREASE) IN NET ASSETS	(906,772)	1,789,312	35,497	(8,757,184)

NET ASSETS
Beginning of period	5,308,995	3,519,683	1,152,843	9,910,027

End of period	$4,402,223	$5,308,995	$1,188,340	$1,152,843

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(425)	$5	$3,731	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	—	—
Shares redeemed	(50,000)	—	—	(400,000)

Net increase (decrease) in shares outstanding	(50,000)	50,000	—	(400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Canada ETF		iShares Currency Hedged MSCI Japan ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$66,721	$45,397	$7,470,842	$16,533,221
Net realized gain (loss)	(91,130)	1,357,284	52,457,545	37,763,975
Net change in unrealized appreciation/depreciation	113,282	(850,002)	57,523,033	79,812,136

Net increase in net assets resulting from operations	88,873	552,679	117,451,420	134,109,332

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(59,681)	(45,516)	(6,780,756)	(16,546,504)

Total distributions to shareholders	(59,681)	(45,516)	(6,780,756)	(16,546,504)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,847,849	—	294,359,573	1,247,124,607
Cost of shares redeemed	—	(8,629,468)	(517,692,922)	(641,976,488)

Net increase (decrease) in net assets from capital share transactions	3,847,849	(8,629,468)	(223,333,349)	605,148,119

INCREASE (DECREASE) IN NET ASSETS	3,877,041	(8,122,305)	(112,662,685)	722,710,947

NET ASSETS
Beginning of period	2,470,435	10,592,740	1,198,726,329	476,015,382

End of period	$6,347,476	$2,470,435	$1,086,063,644	$1,198,726,329

Undistributed net investment income included in net assets at end of period	$7,040	$—	$690,086	$—

SHARES ISSUED AND REDEEMED
Shares sold	150,000	—	9,000,000	44,500,000
Shares redeemed	—	(350,000)	(15,900,000)	(23,200,000)

Net increase (decrease) in shares outstanding	150,000	(350,000)	(6,900,000)	21,300,000

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Mexico ETF		iShares Currency Hedged MSCI South Korea ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,468	$46,216	$44,720	$100,558
Net realized gain (loss)	173,225	(524,548)	(61,468)	1,132,904
Net change in unrealized appreciation/depreciation	(402,593)	627,661	85,818	(498,156)

Net increase (decrease) in net assets resulting from operations	(205,900)	149,329	69,070	735,306

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,207)	(46,128)	(41,261)	(100,689)
From net realized gain	—	(110,888)	—	(296,450)

Total distributions to shareholders	(20,207)	(157,016)	(41,261)	(397,139)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	4,095,059	—	2,529,942
Cost of shares redeemed	(1,051,218)	(2,036,612)	—	(13,756,301)

Net increase (decrease) in net assets from capital share transactions	(1,051,218)	2,058,447	—	(11,226,359)

INCREASE (DECREASE) IN NET ASSETS	(1,277,325)	2,050,760	27,809	(10,888,192)

NET ASSETS
Beginning of period	3,227,944	1,177,184	1,465,266	12,353,458

End of period	$1,950,619	$3,227,944	$1,493,075	$1,465,266

Undistributed net investment income included in net assets at end of period	$3,373	$112	$3,459	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	—	100,000
Shares redeemed	(50,000)	(100,000)	—	(550,000)

Net increase (decrease) in shares outstanding	(50,000)	100,000	—	(450,000)

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Min Vol Global Currency Hedged ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,887	$67,244
Net realized gain (loss)	(24,478)	7,167
Net change in unrealized appreciation/depreciation	84,883	186,160

Net increase in net assets resulting from operations	90,292	260,571

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,364)	(67,377)

Total distributions to shareholders	(29,364)	(67,377)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,320,799

Net increase in net assets from capital share transactions	—	1,320,799

INCREASE IN NET ASSETS	60,928	1,513,993

NET ASSETS
Beginning of period	2,828,796	1,314,803

End of period	$2,889,724	$2,828,796

Undistributed net investment income included in net assets at end of period	$523	$—

SHARES ISSUED
Shares sold	—	50,000

Net increase in shares outstanding	—	50,000

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Adaptive Currency Hedged MSCI Japan ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from Jan. 5, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$26.54	$23.46	$24.92

Income from investment operations:
Net investment income[b]	0.19	0.44	0.23
Net realized and unrealized gain (loss)[c]	2.82	3.10	(1.51)

Total from investment operations	3.01	3.54	(1.28)

Less distributions from:
Net investment income	(0.20)	(0.46)	(0.18)

Total distributions	(0.20)	(0.46)	(0.18)

Net asset value, end of period	$29.35	$26.54	$23.46

Total return	11.30%[d]	15.24%	(5.06)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,402	$5,309	$3,520
Ratio of expenses to average net assets[e,f]	0.00%	0.00%	0.00%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets[e]	1.31%	1.72%	1.57%
Portfolio turnover rate[g,h]	3%[d]	8%	2%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 106 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Australia ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$23.06	$22.02	$23.52	$24.48

Income from investment operations:
Net investment income (loss)[b]	0.59	0.75	0.72	(0.00)[c]
Net realized and unrealized gain (loss)[d]	0.64	1.40	0.49	(0.96)

Total from investment operations	1.23	2.15	1.21	(0.96)

Less distributions from:
Net investment income	(0.52)	(1.11)	(0.90)	—
Net realized gain	—	—	(1.81)	—

Total distributions	(0.52)	(1.11)	(2.71)	—

Net asset value, end of period	$23.77	$23.06	$22.02	$23.52

Total return	5.25%[e]	9.86%	5.70%	(3.92)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,188	$1,153	$9,910	$2,352
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	5.02%	3.31%	3.33%	(0.04)%
Portfolio turnover rate[h,i]	9%[e]	13%	15%	0%[e,j]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 104 for the portfolio turnover rates of the underlying fund.
[j]	Rounds to less than 1%.

See notes to financial statements.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Canada ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$24.70	$23.54	$23.47	$24.36

Income from investment operations:
Net investment income (loss)[b]	0.38	0.24	0.41	(0.00)[c]
Net realized and unrealized gain (loss)[d]	0.61	1.38	1.07	(0.89)

Total from investment operations	0.99	1.62	1.48	(0.89)

Less distributions from:
Net investment income	(0.30)	(0.46)	(0.46)	—
Net realized gain	—	—	(0.95)	—
Return of capital	—	—	(0.00)[c]	—

Total distributions	(0.30)	(0.46)	(1.41)	—

Net asset value, end of period	$25.39	$24.70	$23.54	$23.47

Total return	3.95%[e]	6.86%	6.92%	(3.69)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,347	$2,470	$10,593	$2,347
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.05%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	2.98%	0.98%	1.84%	(0.05)%
Portfolio turnover rate[h,i]	7%[e]	8%	13%	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 105 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Japan ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Period from Jan. 31, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$29.56	$24.73	$29.46	$25.02	$23.53

Income from investment operations:
Net investment income[b]	0.21	0.52	0.41	0.43	0.13
Net realized and unrealized gain (loss)[c]	2.71	4.78	(4.11)	4.58	1.53

Total from investment operations	2.92	5.30	(3.70)	5.01	1.66

Less distributions from:
Net investment income	(0.20)	(0.47)	(0.44)	(0.32)	(0.17)
Net realized gain	—	—	(0.59)	(0.25)	(0.00)[d]

Total distributions	(0.20)	(0.47)	(1.03)	(0.57)	(0.17)

Net asset value, end of period	$32.28	$29.56	$24.73	$29.46	$25.02

Total return	9.82%[e]	21.50%	(12.91)%	20.08%	7.05%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,086,064	$1,198,726	$476,015	$735,081	$32,531
Ratio of expenses to average net assets[f,g]	0.01%	0.00%[h]	0.00%[h]	0.01%	0.01%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[f]	1.29%	1.84%	1.57%	1.39%	0.94%
Portfolio turnover rate[i,j]	5%[e]	11%	11%	12%	1%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Rounds to less than 0.01%.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[j]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 106 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Mexico ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$21.52	$23.54	$24.03	$24.43

Income from investment operations:
Net investment income (loss)[b]	0.22	0.43	0.49	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(2.03)	0.09	1.15	(0.40)

Total from investment operations	(1.81)	0.52	1.64	(0.40)

Less distributions from:
Net investment income	(0.20)	(0.33)	(0.71)	—
Net realized gain	—	(2.21)	(1.42)	—

Total distributions	(0.20)	(2.54)	(2.13)	—

Net asset value, end of period	$19.51	$21.52	$23.54	$24.03

Total return	(8.43)%[e]	3.24%	7.41%	(1.64)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,951	$3,228	$1,177	$2,403
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	2.14%	2.03%	2.11%	(0.04)%
Portfolio turnover rate[h,i]	10%[e]	12%	22%	0%[e,j]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 107 for the portfolio turnover rates of the underlying fund.
[j]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI South Korea ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$29.31	$24.71	$22.70	$24.64

Income from investment operations:
Net investment income (loss)[b]	0.89	0.51	2.12	(0.00)[c]
Net realized and unrealized gain (loss)[d]	0.49	5.29	0.92	(1.94)

Total from investment operations	1.38	5.80	3.04	(1.94)

Less distributions from:
Net investment income	(0.83)	(0.35)	(0.55)	—
Net realized gain	—	(0.85)	(0.48)	—

Total distributions	(0.83)	(1.20)	(1.03)	—

Net asset value, end of period	$29.86	$29.31	$24.71	$22.70

Total return	4.63%[e]	24.59%	13.67%	(7.87)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,493	$1,465	$12,353	$2,270
Ratio of expenses to average net assets[f,g]	0.00%	0.00%	0.00%	0.02%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.77%	0.77%	0.77%	0.77%
Ratio of net investment income (loss) to average net assets[f]	5.85%	2.01%	9.13%	(0.02)%
Portfolio turnover rate[h,i]	5%[e]	25%	21%	2%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 108 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Min Vol Global Currency Hedged ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from Oct. 29, 2015[a] to Aug. 31, 2016
Net asset value, beginning of period	$28.29	$26.30	$25.01

Income from investment operations:
Net investment income[b]	0.30	0.70	0.57
Net realized and unrealized gain[c]	0.60	1.96	1.29

Total from investment operations	0.90	2.66	1.86

Less distributions from:
Net investment income	(0.29)	(0.67)	(0.57)

Total distributions	(0.29)	(0.67)	(0.57)

Net asset value, end of period	$28.90	$28.29	$26.30

Total return	3.17%[d]	10.32%	7.51%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,890	$2,829	$1,315
Ratio of expenses to average net assets[e,f]	0.03%	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.38%	0.38%	0.38%
Ratio of net investment income to average net assets[e]	2.07%	2.60%	2.70%
Portfolio turnover rate[g,h]	2%[d]	5%	4%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 103 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI Japan	Non-diversified
Currency Hedged MSCI Australia	Non-diversified
Currency Hedged MSCI Canada	Non-diversified
Currency Hedged MSCI Japan	Diversified
Currency Hedged MSCI Mexico	Non-diversified
Currency Hedged MSCI South Korea	Non-diversified
Edge MSCI Min Vol Global Currency Hedged	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares, Inc. (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying funds can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the Funds have elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Adaptive Currency Hedged MSCI Japan ETF, BFA is entitled to an annual investment advisory fee of 0.62%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Japan ETF (“EWJ”), after taking into account any fee waivers by EWJ.

For its investment advisory services to the iShares Currency Hedged MSCI Australia ETF, BFA is entitled to an annual investment advisory fee of 0.62%, accrued daily and paid monthly Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Australia ETF (“EWA”), after taking into account any fee waivers by EWA, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Canada ETF, BFA is entitled to an annual investment advisory fee of 0.62%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Canada ETF (“EWC”), after taking into account any fee waivers by EWC, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Japan ETF, BFA is entitled to an annual investment advisory fee of 0.53%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fee for the Fund through December 31, 2020 such that the Fund’s total annual operating expenses after fee waiver will be equal to the greater of the acquired fund fees and expenses or 0.48%.

For its investment advisory services to the iShares Currency Hedged MSCI Mexico ETF, BFA is entitled to an annual investment advisory fee of 0.62%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Mexico ETF (“EWW”), after taking into account any fee waivers by EWW, plus 0.03%.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Currency Hedged MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee of 0.77%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI South Korea ETF (“EWY”), after taking into account any fee waivers by EWY, plus 0.03%. BFA has also contractually agreed to an additional reduction in the investment advisory fee of 0.03% through December 31, 2020.

For its investment advisory services to the iShares Edge MSCI Min Vol Global Currency Hedged ETF, BFA is entitled to an annual investment advisory fee of 0.38%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses, if any, attributable to Fund’s investment in the iShares Edge MSCI Min Vol Global ETF (“ACWV”), after taking into account any fee waivers by ACWV, plus 0.03%.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Adaptive Currency Hedged MSCI Japan	$192
Currency Hedged MSCI Canada	58
Currency Hedged MSCI Mexico	936

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of the Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of February 28, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Adaptive Currency Hedged MSCI Japan	1	64%
Currency Hedged MSCI Mexico	1	30%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI Japan	$136,608	$181,692
Currency Hedged MSCI Australia	119,592	108,520
Currency Hedged MSCI Canada	392,538	308,967
Currency Hedged MSCI Japan	62,437,693	82,215,308
Currency Hedged MSCI Mexico	253,303	223,853
Currency Hedged MSCI South Korea	83,123	151,402
Edge MSCI Min Vol Global Currency Hedged	54,135	75,383

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Adaptive Currency Hedged MSCI Japan	$—	$1,375,110
Currency Hedged MSCI Canada	3,857,087	—
Currency Hedged MSCI Japan	294,700,476	517,709,278
Currency Hedged MSCI Mexico	—	1,036,864

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund uses forward currency contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held by the Fund or its underlying fund. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of forward currency contracts held as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$57,625	$61,559	$293,668

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$5,594,486	$23,242	$33,166

			iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation			$15,923

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Liabilities
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$67,793	$15,124	$53,864

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$24,304,630	$15,693	$10,772

			iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation			$12,428

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF
Forward currency contracts	$(33,031)	$(11,409)	$(96,209)

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts	$(17,101,455)	$49,037	$(80,643)

			iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts			$(28,185)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF
Forward currency contracts	$998	$31,179	$248,806

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts	$(5,386,222)	$5,172	$21,768

			iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts			$10,692

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 28, 2018:

	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF
Average amounts purchased in U.S. dollars	$4,588,989	$2,792,017	$4,796,331
Average amounts sold in U.S. dollars	$7,305,315	$4,001,733	$9,583,396
	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF
Average amounts purchased in U.S. dollars	$1,375,158,881	$3,965,227	$2,707,193
Average amounts sold in U.S. dollars	$2,524,370,597	$6,337,180	$4,202,247

			iShares Edge MSCI Min Vol Global Currency Hedged ETF
Average amounts purchased in U.S. dollars			$1,646,646
Average amounts sold in U.S. dollars			$2,856,649

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Except for NDFs, the forward currency contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as “Cash pledged to broker for forward currency contracts” on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for collateral on forwards.” To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of February 28, 2018:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Cash Collateral Received	Net Amount of Derivative Assets
iShares Adaptive Currency Hedged MSCI Japan ETF
Forward currency contracts	$57,625	$(57,625)	$—	$—

iShares Currency Hedged MSCI Australia ETF
Forward currency contracts	$61,559	$(15,124)	$—	$46,435

iShares Currency Hedged MSCI Canada ETF
Forward currency contracts	$293,668	$(53,864)	$—	$239,804

iShares Currency Hedged MSCI Japan ETF
Forward currency contracts	$5,594,486	$(5,246,367)	$—	$348,119

iShares Currency Hedged MSCI Mexico ETF
Forward currency contracts	$23,242	$(15,693)	$—	$7,549

iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts	$33,166	$(10,772)	$—	$22,394

iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts	$15,923	$(12,263)	$—	$3,660

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Cash Collateral Pledged [a]	Net Amount of Derivative Liabilities
iShares Adaptive Currency Hedged MSCI Japan ETF
Forward currency contracts	$67,793	$(57,625)	$—	$10,168

iShares Currency Hedged MSCI Australia ETF
Forward currency contracts	$15,124	$(15,124)	$—	$—

iShares Currency Hedged MSCI Canada ETF
Forward currency contracts	$53,864	$(53,864)	$—	$—

iShares Currency Hedged MSCI Japan ETF
Forward currency contracts	$24,304,630	$(5,246,367)	$(1,160,000)	$17,898,263

iShares Currency Hedged MSCI Mexico ETF
Forward currency contracts	$15,693	$(15,693)	$—	$—

iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts	$10,772	$(10,772)	$—	$—

iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts	$12,428	$(12,263)	$—	$165

[a]	Excess of collateral pledged is not shown for financial reporting purposes.

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year end, the following funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Adaptive Currency Hedged MSCI Japan	$169,254
Currency Hedged MSCI Australia	676,903
Currency Hedged MSCI Canada	275,892
Currency Hedged MSCI Japan	97,548,097
Currency Hedged MSCI Mexico	385,579
Edge MSCI Min Vol Global Currency Hedged	39,305

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Adaptive Currency Hedged MSCI Japan	$5,486,998	$911,908	$(78,905)	$833,003
Currency Hedged MSCI Australia	1,058,459	184,831	(18,510)	166,321
Currency Hedged MSCI Canada	6,275,570	321,523	(60,216)	261,307
Currency Hedged MSCI Japan	966,510,541	133,000,334	(27,720,167)	105,280,167
Currency Hedged MSCI Mexico	1,943,633	92,401	(90,964)	1,437
Currency Hedged MSCI South Korea	1,187,826	327,315	(10,820)	316,495
Edge MSCI Min Vol Global Currency Hedged	2,547,371	358,825	(14,654)	344,171

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	61

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Adaptive Currency Hedged MSCI Japan	$0.160162	$—	$0.042725	$0.202887	79%	—%	21%	100%
Currency Hedged MSCI Australia	0.469446	—	0.049062	0.518508	91	—	9	100
Currency Hedged MSCI Canada	0.189966	—	0.108438	0.298404	64	—	36	100
Currency Hedged MSCI Japan	0.151412	—	0.048022	0.199434	76	—	24	100
Currency Hedged MSCI South Korea	0.326593	—	0.498627	0.825220	40	—	60	100
Edge MSCI Min Vol Global Currency Hedged	0.253112	—	0.040528	0.293640	86	—	14	100

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	63

Additional Financial Information

February 28, 2018

iShares, Inc.

iShares Edge MSCI Min Vol Global ETF  |  ACWV  |  Cboe BZX

iShares MSCI Australia ETF I  |  EWA  |  NYSE Arca

iShares MSCI Canada ETF I  |  EWC  |  NYSE Arca

iShares MSCI Japan ETF I  |  EWJ  |  NYSE Arca

iShares MSCI Mexico ETF I  |  EWW  |  NYSE Arca

iShares MSCI South Korea ETF I  |  EWY  |  NYSE Arca

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.62%

BELGIUM — 0.31%
Colruyt SA	36,192	$1,956,797
Proximus SADP	139,360	4,485,521
UCB SA	53,664	4,455,926

		10,898,244
CANADA — 2.92%
Agnico Eagle Mines Ltd.	207,584	7,920,382
Barrick Gold Corp.	596,960	6,885,760
BCE Inc.	225,056	9,835,826
Fairfax Financial Holdings Ltd.	12,896	6,311,980
First Capital Realty Inc.	121,056	1,886,673
Franco-Nevada Corp.	274,560	19,267,519
Goldcorp Inc.	529,152	6,632,209
Intact Financial Corp.	210,496	16,304,466
RioCan REIT	98,592	1,807,411
Rogers Communications Inc. Class B	86,944	3,923,285
Shaw Communications Inc. Class B	174,720	3,387,088
TELUS Corp.	303,264	10,962,804
Thomson Reuters Corp.	169,312	6,680,778
		101,806,181
CHILE — 0.51%
Banco de Chile	37,665,472	6,392,749
SACI Falabella	1,106,976	11,203,229

		17,595,978
CHINA — 4.21%
Agricultural Bank of China Ltd. Class H	7,488,000	4,162,499
Alibaba Group Holding Ltd. ADR[a,b]	13,728	2,555,330
Alibaba Pictures Group Ltd.[a,b]	20,800,000	2,844,108
ANTA Sports Products Ltd.	416,000	2,062,643
China Conch Venture Holdings Ltd.	1,872,000	5,633,726
China Construction Bank Corp. Class H	8,736,000	9,098,488
China Huarong Asset Management Co. Ltd. Class Hc	6,240,000	2,830,818
China Huishan Dairy Holdings Co. Ltd.[a,b,d]	3,106,800	4
China Mobile Ltd.	2,288,000	21,461,056

Security	Shares	Value
China Resources Beer Holdings Co. Ltd.	832,000	$3,210,918
China Resources Pharmaceutical Group Ltd.[a,c]	2,912,000	3,929,654
China Telecom Corp. Ltd. Class H	8,320,000	3,668,102
China Unicom Hong Kong Ltd.[b]	1,664,000	2,156,206
COSCO SHIPPING Ports Ltd.[a]	1,664,000	1,618,218
CSPC Pharmaceutical Group Ltd.	5,824,000	13,456,087
Fullshare Holdings Ltd.[a]	1,117,500	628,347
Guangdong Investment Ltd.	5,364,000	8,211,918
Jiangsu Expressway Co. Ltd. Class H	1,860,000	2,895,071
Kingboard Chemical Holdings Ltd.	416,000	2,113,146
Lenovo Group Ltd.[a]	4,160,000	2,174,281
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,328,000	2,275,287
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,747,431	2,540,765
Shenzhou International Group Holdings Ltd.[a]	832,000	8,239,940
Sihuan Pharmaceutical Holdings Group Ltd.	4,992,000	1,824,482
Sinopec Shanghai Petrochemical Co. Ltd. Class H	5,824,000	3,497,987
Tencent Holdings Ltd.	332,800	18,380,913
Yum China Holdings Inc.	247,104	10,704,545
Zijin Mining Group Co. Ltd. Class H	9,152,000	4,210,343

		146,384,882
CZECH REPUBLIC — 0.07%
Komercni Banka AS	51,168	2,275,531

		2,275,531
DENMARK — 0.99%
Chr Hansen Holding A/S	42,016	3,503,169
Coloplast A/S Class B	58,240	4,937,922
H Lundbeck A/S	107,744	5,660,054
Orsted A/Sc	232,544	14,509,240
William Demant Holding A/Sa,b	163,488	5,870,228

		34,480,613
GERMANY — 0.22%
MAN SE	49,920	5,698,832

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
Uniper SE	65,312	$1,985,869

		7,684,701
HONG KONG — 3.47%
CK Infrastructure Holdings Ltd.[a]	1,040,000	8,731,678
CLP Holdings Ltd.	2,288,000	23,127,650
Hang Seng Bank Ltd.	1,164,800	28,951,427
HK Electric Investments & HK Electric Investments Ltd.[a,c]	4,160,000	3,902,010
HKT Trust & HKT Ltd.	5,824,000	7,442,526
Hong Kong & China Gas Co. Ltd.	4,992,852	9,876,854
Jardine Strategic Holdings Ltd.	41,600	1,656,928
Link REIT	1,040,000	8,891,161
MTR Corp. Ltd.[a]	2,288,000	12,133,976
PCCW Ltd.[a]	6,656,000	3,793,562
Power Assets Holdings Ltd.	832,000	7,075,716
Yue Yuen Industrial Holdings Ltd.	1,248,000	5,342,670

		120,926,158
INDIA — 0.37%
Wipro Ltd. ADR[a]	2,335,131	12,866,572

		12,866,572
INDONESIA — 0.85%
Bank Central Asia Tbk PT	8,361,600	14,094,634
Hanjaya Mandala Sampoerna Tbk PT	11,356,800	3,981,509
Kalbe Farma Tbk PT	13,977,600	1,626,662
Telekomunikasi Indonesia Persero Tbk PT	18,844,800	5,482,722
Unilever Indonesia Tbk PT	1,164,800	4,566,514

		29,752,041
IRELAND — 0.39%
Kerry Group PLC Class A	94,432	9,438,512
Ryanair Holdings PLC ADR[b]	34,112	4,136,421

		13,574,933
ISRAEL — 0.43%
Azrieli Group Ltd.	56,992	2,816,344
Bank Hapoalim BM	344,032	2,465,470
Bank Leumi Le-Israel BM	393,120	2,385,048
Check Point Software Technologies Ltd.[a,b]	33,280	3,457,459
Mizrahi Tefahot Bank Ltd.	214,240	3,972,123

		15,096,444
ITALY — 0.45%
Luxottica Group SpA	69,056	4,157,306
Recordati SpA	47,424	1,703,409

Security	Shares	Value
Snam SpA	2,179,008	$9,782,729

		15,643,444
JAPAN — 13.29%
ABC-Mart Inc.	46,500	2,963,310
Ajinomoto Co. Inc.	208,000	3,814,779
ANA Holdings Inc.	166,400	6,710,269
Asahi Group Holdings Ltd.	41,600	2,140,721
Astellas Pharma Inc.	790,400	11,707,298
Benesse Holdings Inc.	124,800	4,508,730
Canon Inc.	582,400	22,356,126
Chugai Pharmaceutical Co. Ltd.	83,200	4,327,445
Daiichi Sankyo Co. Ltd.	226,600	8,086,714
Daito Trust Construction Co. Ltd.	41,600	6,920,013
Daiwa House REIT Investment Corp.	1,248	3,006,989
Eisai Co. Ltd.	83,200	4,441,284
FamilyMart UNY Holdings Co. Ltd.	83,200	6,307,933
FUJIFILM Holdings Corp.	93,000	3,901,982
Hankyu Hanshin Holdings Inc.	41,600	1,559,440
Japan Airlines Co. Ltd.	166,400	6,376,548
Japan Prime Realty Investment Corp.	1,248	4,304,053
Japan Real Estate Investment Corp.	1,248	6,479,471
Japan Retail Fund Investment Corp.	2,496	4,802,294
Kajima Corp.	447,000	4,281,280
KDDI Corp.	83,200	2,054,952
Keikyu Corp.[a]	374,400	6,729,761
Keyence Corp.	20,000	12,233,728
Kintetsu Group Holdings Co. Ltd.	46,500	1,795,417
Kirin Holdings Co. Ltd.	332,800	8,665,806
Konami Holdings Corp.	124,800	6,608,125
Kyowa Hakko Kirin Co. Ltd.	89,400	1,901,860
Kyushu Railway Co.	214,800	6,642,988
Lawson Inc.	83,200	5,450,241
LINE Corp.[a,b]	41,600	1,693,941
McDonald’s Holdings Co. Japan Ltd.[a]	97,600	4,367,555
MEIJI Holdings Co. Ltd.	83,200	6,105,206
Mitsubishi Tanabe Pharma Corp.	332,800	7,157,828
Nagoya Railroad Co. Ltd.	291,200	7,458,410
NH Foods Ltd.	416,000	9,376,130
Nippon Building Fund Inc.	832	4,522,375

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
Nippon Prologis REIT Inc.	2,912	$6,604,227
Nippon Telegraph & Telephone Corp.	416,000	19,422,820
Nissin Foods Holdings Co. Ltd.	83,200	5,707,549
Nitori Holdings Co. Ltd.	47,800	8,070,072
Nomura Real Estate Master Fund Inc.	5,408	7,419,813
Nomura Research Institute Ltd.	166,430	7,517,854
NTT Data Corp.	956,800	9,971,057
NTT DOCOMO Inc.	748,800	19,262,977
Obayashi Corp.	166,400	1,893,160
Oracle Corp. Japan	46,500	3,625,697
Oriental Land Co. Ltd./Japan	139,500	13,622,511
Otsuka Corp.	83,200	7,773,806
Otsuka Holdings Co. Ltd.	249,600	12,594,034
Park24 Co. Ltd.	166,400	4,013,997
Recruit Holdings Co. Ltd.	457,600	11,115,685
Sankyo Co. Ltd.	83,200	2,994,124
Santen Pharmaceutical Co. Ltd.	208,000	3,352,795
Secom Co. Ltd.	208,000	14,970,620
Shimadzu Corp.	124,800	3,222,192
Shimamura Co. Ltd.	41,600	4,966,815
Shionogi & Co. Ltd.	41,600	2,179,707
Suntory Beverage & Food Ltd.	208,000	9,707,511
Taisho Pharmaceutical Holdings Co. Ltd.	46,500	4,261,937
Takeda Pharmaceutical Co. Ltd.	249,600	14,296,942
Terumo Corp.	124,800	6,748,475
Tobu Railway Co. Ltd.	291,200	9,033,054
Toho Co. Ltd./Tokyo	83,200	2,709,526
Toyo Suisan Kaisha Ltd.	124,800	4,900,539
Tsuruha Holdings Inc.	41,600	6,050,626
United Urban Investment Corp.	4,576	7,238,919
USS Co. Ltd.	92,500	1,917,530
Yahoo Japan Corp.	915,200	4,254,151
Yamada Denki Co. Ltd.[a]	956,800	6,070,508
Yamazaki Baking Co. Ltd.[a]	166,400	3,263,907

		462,516,139
MALAYSIA — 0.96%
Hong Leong Bank Bhd[a]	998,400	5,102,877
IHH Healthcare Bhd[a]	2,995,200	4,519,181
Malayan Banking Bhd	2,246,400	5,998,811
Maxis Bhd[a]	2,828,800	4,268,115
Petronas Dagangan Bhd	332,800	2,192,045
Public Bank Bhd	1,486,160	8,726,495

Security	Shares	Value
Telekom Malaysia Bhd[a]	1,664,000	$2,506,408

		33,313,932
PERU — 0.15%
Cia. de Minas Buenaventura SAA ADR	138,528	2,154,110
Credicorp Ltd.	13,728	2,971,426

		5,125,536
PHILIPPINES — 0.46%
Aboitiz Equity Ventures Inc.	1,747,200	2,596,645
Bank of the Philippine Islands	1,214,729	2,796,583
BDO Unibank Inc.	3,556,809	10,640,377

		16,033,605
QATAR — 0.18%
Qatar National Bank QPSC	191,360	6,263,015

		6,263,015
SINGAPORE — 1.32%
CapitaLand Commercial Trust	3,952,000	5,168,356
CapitaLand Mall Trust	2,537,600	3,874,931
Oversea-Chinese Banking Corp. Ltd.	416,000	4,107,011
SATS Ltd.	1,248,000	4,905,772
Singapore Airlines Ltd.	956,800	8,021,251
Singapore Press Holdings Ltd.[a]	1,439,500	2,829,270
Singapore Telecommunications Ltd.	5,948,800	15,199,716
StarHub Ltd.	956,800	1,808,217

		45,914,524
SOUTH KOREA — 0.49%
DB Insurance Co. Ltd.	28,288	1,815,510
Hanmi Science Co. Ltd.	17,472	1,355,294
KT&G Corp.	25,792	2,376,989
NAVER Corp.	2,496	1,850,853
S-1 Corp.	32,032	2,839,664
Samsung Fire & Marine Insurance Co. Ltd.	14,144	3,774,694
SK Telecom Co. Ltd.	13,728	3,042,497

		17,055,501
SPAIN — 0.09%
Amadeus IT Group SA	44,512	3,287,747

		3,287,747
SWITZERLAND — 4.86%
Chocoladefabriken Lindt & Spruengli AG Registered	146	10,536,162
EMS-Chemie Holding AG Registered	11,232	7,202,362

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
Givaudan SA Registered	832	$1,898,972
Kuehne + Nagel International AG Registered	83,616	13,687,525
Nestle SA Registered	430,560	34,297,187
Novartis AG Registered	211,744	17,736,263
Partners Group Holding AG	12,896	9,374,691
Roche Holding AG	78,624	18,244,795
Schindler Holding AG Registered	31,200	7,071,626
Sika AG Bearer	447	3,679,869
Sonova Holding AG Registered	76,128	11,954,283
Straumann Holding AG Registered	12,064	8,176,278
Swiss Prime Site AG Registered	63,954	5,982,259
Swisscom AG Registered	35,360	19,156,997

		168,999,269
TAIWAN — 4.27%
Asustek Computer Inc.	930,000	8,823,620
Chang Hwa Commercial Bank Ltd.	7,488,361	4,309,036
Chicony Electronics Co. Ltd.	832,956	2,051,328
Chunghwa Telecom Co. Ltd.	5,824,000	21,843,366
Compal Electronics Inc.	3,328,000	2,291,202
CTBC Financial Holding Co. Ltd.	2,912,000	2,129,479
E.Sun Financial Holding Co. Ltd.	7,904,557	5,238,930
Far EasTone Telecommunications Co. Ltd.	2,496,000	6,326,454
First Financial Holding Co. Ltd.	14,144,894	9,689,777
Formosa Petrochemical Corp.	1,664,000	6,668,425
Hon Hai Precision Industry Co. Ltd.	2,912,400	8,788,424
Hua Nan Financial Holdings Co. Ltd.	11,232,261	6,617,283
Innolux Corp.	5,408,000	2,408,042
Mega Financial Holding Co. Ltd.	14,560,000	12,442,740
Quanta Computer Inc.	832,000	1,698,454
Siliconware Precision Industries Co. Ltd.	3,328,000	5,802,100
Standard Foods Corp.	832,000	1,954,931
Synnex Technology International Corp.	2,496,250	3,308,896
Taiwan Cooperative Financial Holding Co. Ltd.	12,480,454	7,267,138
Taiwan Mobile Co. Ltd.	2,496,000	9,190,457
Taiwan Semiconductor Manufacturing Co. Ltd.	2,080,000	17,525,989

Security	Shares	Value
WPG Holdings Ltd.	1,664,000	$2,137,316

		148,513,387
THAILAND — 0.90%
Airports of Thailand PCL NVDR	2,080,000	4,688,117
Bangkok Dusit Medical Services PCL NVDR	6,822,400	4,803,283
Bangkok Expressway & Metro PCL NVDR	9,692,800	2,254,140
BTS Group Holdings PCL NVDR[a]	9,068,800	2,354,594
Bumrungrad Hospital PCL NVDR	624,000	4,095,062
CP ALL PCL NVDR	1,071,500	2,867,346
Home Product Center PCL NVDR	7,737,600	3,549,584
Krung Thai Bank PCL NVDR	5,241,600	3,389,757
Siam Cement PCL (The) Foreign	208,000	3,246,894

		31,248,777
UNITED ARAB EMIRATES — 0.25%
Emirates Telecommunications Group Co. PJSC	1,366,144	6,397,495
First Abu Dhabi Bank PJSC	789,152	2,481,576

		8,879,071
UNITED KINGDOM — 0.93%
AstraZeneca PLC	26,208	1,724,287
Compass Group PLC	437,216	9,313,389
GlaxoSmithKline PLC	494,208	8,901,311
Kingfisher PLC	426,400	2,102,718
Randgold Resources Ltd.	65,728	5,296,146
TUI AG	231,296	4,922,188

		32,260,039
UNITED STATES — 56.28%
3M Co.	24,544	5,780,357
Abbott Laboratories	193,024	11,645,138
Accenture PLC Class A	29,952	4,822,572
Adobe Systems Inc.[b]	23,712	4,958,891
Aetna Inc.	69,056	12,227,055
AGNC Investment Corp.	599,872	10,761,704
Alleghany Corp.[b]	18,384	11,143,462
Allstate Corp. (The)	171,392	15,812,626
Alphabet Inc. Class Cb	1,664	1,838,271
Altria Group Inc.	423,488	26,658,570
Ameren Corp.	46,592	2,529,946
American Tower Corp.	16,640	2,318,451
American Water Works Co. Inc.	84,448	6,701,793
Amphenol Corp. Class A	80,704	7,375,539
Annaly Capital Management Inc.	1,637,376	16,422,881

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
ANSYS Inc.[b]	76,544	$12,242,447
Aon PLC	65,312	9,164,580
Apple Inc.	20,384	3,630,798
Aramark	106,080	4,424,597
Arch Capital Group Ltd.[b]	201,344	17,766,595
AT&T Inc.	589,888	21,412,934
Athene Holding Ltd. Class Ab	165,984	7,836,105
Automatic Data Processing Inc.	135,200	15,591,264
AutoZone Inc.[b]	13,728	9,125,276
AvalonBay Communities Inc.	108,160	16,875,123
Axis Capital Holdings Ltd.	118,144	5,829,225
Baxter International Inc.	201,760	13,677,310
Becton Dickinson and Co.	151,120	33,551,662
Berkshire Hathaway Inc. Class Bb	136,032	28,185,830
Boston Scientific Corp.[b]	148,928	4,059,777
Bristol-Myers Squibb Co.	76,544	5,067,213
Broadridge Financial Solutions Inc.	120,224	12,068,085
Campbell Soup Co.	116,896	5,032,373
Cboe Global Markets Inc.	42,016	4,706,212
CH Robinson Worldwide Inc.	143,936	13,437,865
Charter Communications Inc. Class Ab	32,864	11,237,188
Chevron Corp.	17,056	1,908,908
Chubb Ltd.	116,480	16,530,842
Church & Dwight Co. Inc.	330,304	16,247,654
Cigna Corp.	11,648	2,281,727
Cincinnati Financial Corp.	96,096	7,167,801
Cintas Corp.	39,520	6,744,483
Cisco Systems Inc.	182,624	8,177,903
Clorox Co. (The)	176,384	22,767,647
CMS Energy Corp.	32,032	1,359,758
Coca-Cola Co. (The)	592,384	25,602,836
Colgate-Palmolive Co.	131,456	9,066,520
Comcast Corp. Class A	344,032	12,457,399
Consolidated Edison Inc.	464,256	34,768,132
Constellation Brands Inc. Class A	32,448	6,991,895
Cooper Companies Inc. (The)	8,736	2,013,823
Costco Wholesale Corp.	38,688	7,385,539
Crown Castle International Corp.	112,736	12,407,724
CVS Health Corp.	47,008	3,183,852
Danaher Corp.	69,888	6,833,649
Darden Restaurants Inc.	38,272	3,528,296
Dell Technologies Inc. Class Vb	152,672	11,342,003
Dollar General Corp.	19,968	1,888,773
Dominion Energy Inc.	259,584	19,227,387

Security	Shares	Value
Dr Pepper Snapple Group Inc.	106,912	$12,428,520
Duke Energy Corp.	298,272	22,471,812
eBay Inc.[b]	91,104	3,904,717
Ecolab Inc.	24,128	3,147,498
Edison International	30,368	1,839,997
Eli Lilly & Co.	266,656	20,537,845
Equity Residential	122,304	6,877,154
Essex Property Trust Inc.	12,896	2,886,512
Everest Re Group Ltd.	42,848	10,293,804
Eversource Energy	70,304	4,007,328
Expeditors International of Washington Inc.	225,056	14,619,638
Exxon Mobil Corp.	312,416	23,662,388
F5 Networks Inc.[b]	14,144	2,100,667
Facebook Inc. Class Ab	93,184	16,616,571
Federal Realty Investment Trust	13,312	1,516,769
Fidelity National Information Services Inc.	130,208	12,653,613
Fiserv Inc.[b]	124,800	17,895,072
FNF Group	115,648	4,617,825
Gartner Inc.[b]	93,184	10,567,997
General Dynamics Corp.	6,656	1,480,627
General Mills Inc.	260,832	13,185,058
Genuine Parts Co.	35,360	3,247,462
Gilead Sciences Inc.	24,128	1,899,597
Harris Corp.	88,608	13,836,139
Henry Schein Inc.[b]	128,960	8,535,862
Hershey Co. (The)	57,824	5,681,786
Home Depot Inc. (The)	48,672	8,871,445
Hormel Foods Corp.	130,208	4,226,552
Humana Inc.	21,632	5,880,010
Intel Corp.	78,208	3,854,872
International Business Machines Corp.	72,800	11,344,424
Intuit Inc.	16,224	2,707,137
Intuitive Surgical Inc.[b]	72,384	30,868,157
Jack Henry & Associates Inc.	120,224	14,102,275
JM Smucker Co. (The)	64,064	8,091,283
Johnson & Johnson	372,320	48,356,922
Kellogg Co.	220,896	14,623,315
Kimberly-Clark Corp.	94,016	10,428,255
Kraft Heinz Co. (The)	78,624	5,271,739
L3 Technologies Inc.	13,728	2,849,246
Laboratory Corp. of America Holdings[b]	77,792	13,434,678

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Security	Shares	Value
Liberty Broadband Corp. Class Cb	36,192	$3,180,553
Lockheed Martin Corp.	100,256	35,334,225
Lowe’s Companies Inc.	21,632	1,938,011
Markel Corp.[b]	21,632	24,054,784
Marsh & McLennan Companies Inc.	280,800	23,312,016
Mastercard Inc. Class A	49,742	8,742,654
McCormick & Co. Inc./MD NVS	179,712	19,189,647
McDonald’s Corp.	236,288	37,272,069
Medtronic PLC	158,496	12,662,245
Merck & Co. Inc.	373,568	20,254,857
Microsoft Corp.	29,952	2,808,599
Monsanto Co.	86,944	10,726,281
Motorola Solutions Inc.	148,096	15,720,390
Newmont Mining Corp.	302,848	11,568,794
NextEra Energy Inc.	105,248	16,013,483
Northrop Grumman Corp.	131,456	46,014,858
O’Reilly Automotive Inc.[b]	19,552	4,774,403
Occidental Petroleum Corp.	83,616	5,485,210
Oracle Corp.	65,728	3,330,438
Paychex Inc.	288,704	18,803,292
PepsiCo Inc.	274,976	30,173,117
Pfizer Inc.	605,696	21,992,822
PG&E Corp.	101,088	4,153,706
Philip Morris International Inc.	39,520	4,092,296
Procter & Gamble Co. (The)	427,232	33,546,257
Progressive Corp. (The)	141,856	8,168,068
Public Storage	64,480	12,537,491
Raytheon Co.	153,088	33,298,171
Realty Income Corp.[a]	101,920	5,012,426
RenaissanceRe Holdings Ltd.	59,904	7,684,485
Republic Services Inc.	363,584	24,425,573
Rollins Inc.	39,104	1,965,758
Ross Stores Inc.	58,240	4,547,962
Sherwin-Williams Co. (The)	7,488	3,007,031
Southern Co. (The)	576,992	24,845,276
Starbucks Corp.	191,360	10,926,656
Stryker Corp.	127,296	20,642,319
Synopsys Inc.[b]	209,248	17,717,028
Sysco Corp.	126,880	7,568,392
Texas Instruments Inc.	20,384	2,208,606
Time Warner Inc.	88,192	8,198,328
TJX Companies Inc. (The)	295,360	24,420,365
Travelers Companies Inc. (The)	107,328	14,918,592
Tyson Foods Inc. Class A	33,280	2,475,366

Security	Shares	Value
UDR Inc.	254,176	$8,545,397
Ulta Beauty Inc.[b]	8,320	1,691,872
United Parcel Service Inc. Class B	124,800	13,030,368
UnitedHealth Group Inc.	86,528	19,569,172
Varian Medical Systems Inc.[b]	51,168	6,106,389
VeriSign Inc.[b]	30,784	3,571,560
Verizon Communications Inc.	585,728	27,962,655
Visa Inc. Class A	274,976	33,805,549
VMware Inc. Class Aa,b	70,304	9,262,552
Walmart Inc.	265,824	23,926,818
Walt Disney Co. (The)	35,776	3,690,652
Waste Management Inc.	418,496	36,124,575
Waters Corp.[b]	11,648	2,383,647
WEC Energy Group Inc.	317,408	19,019,087
Welltower Inc.	49,504	2,598,960
Westar Energy Inc.	40,352	1,966,353
Worldpay Inc. Class Ab	63,232	5,139,497
WR Berkley Corp.	150,592	10,297,481
Xcel Energy Inc.	438,048	18,958,717

		1,958,591,035

TOTAL COMMON STOCKS (Cost: $3,033,823,334)		3,466,987,299

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	63,759,914	63,766,290
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	4,724,502	4,724,502

		68,490,792

TOTAL SHORT-TERM INVESTMENTS (Cost: $68,486,190)		68,490,792

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 101.59% (Cost: $3,102,309,524)	$3,535,478,091
Other Assets, Less Liabilities — (1.59)%	(55,347,028)

NET ASSETS — 100.00%	$3,480,131,063

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

[a]	All or a portion of this security is on loan.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	56,910,361	6,849,553	[b]	—	63,759,914	$63,766,290	$231,448	[c]	$(5,766)	$(9,204)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,465,143	2,259,359	[b]	—	4,724,502	4,724,502	33,643		—	—

						$68,490,792	$265,091		$(5,766)	$(9,204)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	38	Mar 2018	$3,869	$(45,538)
MSCI Emerging Markets E-Mini	25	Mar 2018	1,479	14,892
S&P 500 E-Mini	43	Mar 2018	5,836	54,267

Total				$23,621

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,460,724,280	$6,263,015	$4	$3,466,987,299
Money market funds	68,490,792	—	—	68,490,792

Total	$3,529,215,072	$6,263,015	$4	$3,535,478,091

Derivative financial instruments[a]
Assets
Futures contracts	$69,159	$—	$—	$69,159
Liabilities
Futures contracts	(45,538)	—	—	(45,538)

Total	$23,621	$—	$—	$23,621

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 98.95%

BANKS — 31.04%
Australia & New Zealand Banking Group Ltd.	4,730,551	$107,086,506
Bank of Queensland Ltd.	632,614	6,226,142
Bendigo & Adelaide Bank Ltd.	769,123	6,796,507
Commonwealth Bank of Australia	2,822,256	168,000,199
National Australia Bank Ltd.	4,324,801	101,709,670
Westpac Banking Corp.	5,466,441	131,071,734

		520,890,758
BEVERAGES — 1.31%
Coca-Cola Amatil Ltd.	887,231	6,014,961
Treasury Wine Estates Ltd.	1,170,268	15,958,801

		21,973,762
BIOTECHNOLOGY — 5.52%
CSL Ltd.	728,697	92,654,001

		92,654,001
CAPITAL MARKETS — 3.35%
ASX Ltd.	311,603	14,178,066
Macquarie Group Ltd.	520,723	42,058,419

		56,236,485
CHEMICALS — 1.01%
Incitec Pivot Ltd.	2,724,547	8,067,794
Orica Ltd.	607,554	8,829,591

		16,897,385
COMMERCIAL SERVICES & SUPPLIES — 1.14%
Brambles Ltd.	2,559,760	19,149,056

		19,149,056
CONSTRUCTION & ENGINEERING — 0.34%
CIMIC Group Ltd.	155,983	5,688,529

		5,688,529
CONSTRUCTION MATERIALS — 1.44%
Boral Ltd.	1,884,733	11,470,378
James Hardie Industries PLC	710,349	12,648,379

		24,118,757
CONTAINERS & PACKAGING — 1.20%
Amcor Ltd./Australia	1,865,124	20,202,234

		20,202,234
DIVERSIFIED FINANCIAL SERVICES — 1.70%
AMP Ltd.	4,700,039	19,374,657
Challenger Ltd./Australia	931,231	9,143,339

		28,517,996

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.21%
Telstra Corp. Ltd.	6,703,732	$17,500,011
TPG Telecom Ltd.[a]	599,461	2,854,165

		20,354,176
ELECTRIC UTILITIES — 0.23%
AusNet Services	2,896,950	3,837,663

		3,837,663
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.21%
BGP Holdings PLC[b,c]	18,888,372	230
Dexus	1,637,008	11,863,440
Goodman Group	2,900,034	18,553,384
GPT Group (The)	2,901,331	10,761,706
Mirvac Group	5,968,594	9,860,178
Scentre Group	8,582,208	25,680,717
Stockland	3,889,395	12,244,479
Vicinity Centres	5,299,128	10,240,778
Westfield Corp.	3,180,938	21,713,818

		120,918,730
FOOD & STAPLES RETAILING — 6.20%
Wesfarmers Ltd.	1,825,989	58,808,546
Woolworths Group Ltd.	2,100,925	45,201,603

		104,010,149
GAS UTILITIES — 0.71%
APA Group	1,803,811	11,244,960
APA Group New[c]	106,106	661,465

		11,906,425
HEALTH CARE EQUIPMENT & SUPPLIES — 0.79%
Cochlear Ltd.	92,575	13,266,377

		13,266,377
HEALTH CARE PROVIDERS & SERVICES — 1.65%
Healthscope Ltd.	2,795,819	4,117,634
Ramsay Health Care Ltd.	227,742	11,340,204
Sonic Healthcare Ltd.	640,485	12,227,902

		27,685,740
HOTELS, RESTAURANTS & LEISURE — 2.46%
Aristocrat Leisure Ltd.	873,883	16,785,995
Crown Resorts Ltd.	608,210	6,398,294
Domino’s Pizza Enterprises Ltd.[a]	100,424	3,082,481
Flight Centre Travel Group Ltd.[a]	88,832	4,000,359
Tabcorp Holdings Ltd.	3,080,393	11,089,833

		41,356,962
INSURANCE — 4.46%
Insurance Australia Group Ltd.	3,814,570	24,374,534

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2018

Security	Shares	Value
Medibank Pvt Ltd.	4,426,613	$10,934,721
QBE Insurance Group Ltd.	2,209,584	17,545,332
Suncorp Group Ltd.	2,082,838	22,008,582

		74,863,169
INTERNET SOFTWARE & SERVICES — 0.30%
REA Group Ltd.	84,816	5,088,491

		5,088,491
IT SERVICES — 0.62%
Computershare Ltd.	746,298	10,374,902

		10,374,902
METALS & MINING — 14.02%
Alumina Ltd.	3,939,511	6,845,798
BHP Billiton Ltd.	5,172,257	122,929,699
BlueScope Steel Ltd.	902,470	11,484,070
Fortescue Metals Group Ltd.	2,502,488	9,828,323
Newcrest Mining Ltd.	1,235,389	20,456,887
Rio Tinto Ltd.	664,265	42,010,736
South32 Ltd.	8,376,909	21,671,988

		235,227,501
MULTI-UTILITIES — 1.07%
AGL Energy Ltd.	1,056,172	17,991,265

		17,991,265
MULTILINE RETAIL — 0.17%
Harvey Norman Holdings Ltd.	891,010	2,784,222

		2,784,222
OIL, GAS & CONSUMABLE FUELS — 5.40%
Caltex Australia Ltd.	419,991	11,510,369
Oil Search Ltd.	2,207,133	12,985,310
Origin Energy Ltd.[c]	2,827,073	19,937,123
Santos Ltd.[c]	3,015,309	11,842,387
Woodside Petroleum Ltd.	1,507,250	34,272,632

		90,547,821
PROFESSIONAL SERVICES — 0.50%
Seek Ltd.	535,327	8,430,675

		8,430,675
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.74%
LendLease Group	891,128	12,395,247

		12,395,247

Security	Shares	Value
ROAD & RAIL — 0.69%
Aurizon Holdings Ltd.	3,243,785	$11,551,680

		11,551,680
TRANSPORTATION INFRASTRUCTURE — 2.47%
Sydney Airport	1,771,747	9,098,379
Transurban Group	3,577,953	32,286,433

		41,384,812

TOTAL COMMON STOCKS
(Cost: $1,809,572,197)		1,660,304,970

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	7,499,021	7,499,771
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	171,691	171,691

		7,671,462

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,671,773)		7,671,462

TOTAL INVESTMENTS IN SECURITIES — 99.41%
(Cost: $1,817,243,970)		1,667,976,432
Other Assets, Less Liabilities — 0.59%		9,852,532

NET ASSETS — 100.00%		$1,677,828,964

[a]	All or a portion of this security is on loan.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	Non-income producing security.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,985,447	513,574	[b]	—	7,499,021	$7,499,771	$41,771	[c]	$(1,096)	$(629)
BlackRock Cash Funds: Treasury, SL Agency Shares	183,299	—		(11,608)[b]	171,691	171,691	9,672		—	—

						$7,671,462	$51,443		$(1,096)	$(629)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
ASX SPI 200 Index	147	Mar 2018	$17,185	$273,900

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,660,304,740	$—	$230	$1,660,304,970
Money market funds	7,671,462	—	—	7,671,462

Total	$1,667,976,202	$—	$230	$1,667,976,432

Derivative financial instruments[a]
Assets
Futures contracts	$273,900	$—	$—	$273,900

Total	$273,900	$—	$—	$273,900

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.62%

AEROSPACE & DEFENSE — 0.82%
Bombardier Inc. Class Ba	4,117,707	$13,047,091
CAE Inc.	574,893	10,615,342

		23,662,433
AUTO COMPONENTS — 1.60%
Linamar Corp.	104,175	5,712,206
Magna International Inc.	732,006	40,332,168

		46,044,374
BANKS — 29.78%
Bank of Montreal	1,383,074	105,175,581
Bank of Nova Scotia (The)	2,556,559	158,618,988
Canadian Imperial Bank of Commerce	929,596	85,026,457
National Bank of Canada	725,507	35,251,934
Royal Bank of Canada	3,108,296	245,223,899
Toronto-Dominion Bank (The)	3,939,604	227,518,396

		856,815,255
CAPITAL MARKETS — 3.90%
Brookfield Asset Management Inc. Class A	1,790,330	69,511,779
CI Financial Corp.	586,472	13,062,716
IGM Financial Inc.	183,622	5,616,066
Thomson Reuters Corp.	607,060	23,953,606

		112,144,167
CHEMICALS — 2.69%
Methanex Corp.	178,831	9,885,355
Nutrien Ltd.[a]	1,372,961	67,557,803

		77,443,158
CONSTRUCTION & ENGINEERING — 0.57%
SNC-Lavalin Group Inc.	375,332	16,306,811

		16,306,811
CONTAINERS & PACKAGING — 0.52%
CCL Industries Inc. Class B	298,450	14,876,499

		14,876,499
DIVERSIFIED FINANCIAL SERVICES — 0.55%
Element Fleet Management Corp.	831,239	3,159,273
Onex Corp.	174,164	12,798,441

		15,957,714
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.02%
BCE Inc.	326,010	14,247,911
TELUS Corp.	418,187	15,117,198

		29,365,109

Security	Shares	Value
ELECTRIC UTILITIES — 1.51%
Emera Inc.	120,188	$3,884,173
Fortis Inc./Canada	891,913	29,186,336
Hydro One Ltd.[b]	642,836	10,309,658

		43,380,167
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.49%
H&R REIT	297,483	4,638,631
RioCan REIT	344,248	6,310,833
SmartCentres Real Estate Investment Trust	139,277	3,195,648

		14,145,112
FOOD & STAPLES RETAILING — 3.57%
Alimentation Couche-Tard Inc. Class B	918,976	44,745,708
Empire Co. Ltd. Class A	367,610	6,816,571
George Weston Ltd.	109,967	9,003,503
Jean Coutu Group PJC Inc. (The) Class A	174,637	3,310,518
Loblaw Companies Ltd.	456,011	23,459,824
Metro Inc.	485,892	15,350,145

		102,686,269
FOOD PRODUCTS — 0.51%
Saputo Inc.[c]	456,437	14,608,406

		14,608,406
HOTELS, RESTAURANTS & LEISURE — 0.98%
Restaurant Brands International Inc.	479,003	28,115,515

		28,115,515
INSURANCE — 8.51%
Fairfax Financial Holdings Ltd.	59,605	29,173,818
Great-West Lifeco Inc.	634,849	16,776,046
Industrial Alliance Insurance & Financial Services Inc.	227,921	9,674,658
Intact Financial Corp.	297,593	23,050,771
Manulife Financial Corp.	4,217,365	80,374,647
Power Corp. of Canada	755,648	17,933,629
Power Financial Corp.	531,868	13,905,317
Sun Life Financial Inc.	1,304,728	53,824,421

		244,713,307
INTERNET SOFTWARE & SERVICES — 0.90%
Shopify Inc. Class Aa,c	186,384	25,818,988

		25,818,988

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2018

Security	Shares	Value
IT SERVICES — 1.10%
CGI Group Inc. Class Aa	540,031	$31,609,104

		31,609,104
MEDIA — 0.61%
Shaw Communications Inc. Class B	912,526	17,690,050

		17,690,050
METALS & MINING — 6.97%
Agnico Eagle Mines Ltd.	494,942	18,884,547
Barrick Gold Corp.	2,488,270	28,701,472
First Quantum Minerals Ltd.	1,473,790	24,050,376
Franco-Nevada Corp.	396,710	27,839,516
Goldcorp Inc.	1,843,084	23,100,581
Kinross Gold Corp.[a]	2,660,760	9,572,797
Lundin Mining Corp.	1,388,623	9,049,051
Teck Resources Ltd. Class B	1,214,569	34,787,281
Turquoise Hill Resources Ltd.[a]	2,171,389	6,608,980
Wheaton Precious Metals Corp.[c]	945,478	18,070,594

		200,665,195
MULTI-UTILITIES — 0.44%
Atco Ltd./Canada Class I	162,188	5,346,565
Canadian Utilities Ltd. Class A	272,013	7,194,381

		12,540,946
MULTILINE RETAIL — 1.56%
Canadian Tire Corp. Ltd. Class A	136,078	18,520,032
Dollarama Inc.	226,243	26,370,150

		44,890,182
OIL, GAS & CONSUMABLE FUELS — 19.75%
AltaGas Ltd.	366,440	7,555,582
ARC Resources Ltd.	746,020	7,207,810
Cameco Corp.	845,214	7,466,986
Canadian Natural Resources Ltd.	2,337,833	72,524,183
Cenovus Energy Inc.	2,231,482	16,265,690
Crescent Point Energy Corp.	1,160,321	8,358,187
Enbridge Inc.	3,527,474	112,347,301
Encana Corp.	2,079,354	21,842,670
Husky Energy Inc.[a]	752,839	9,952,856
Imperial Oil Ltd.	624,783	16,944,012
Inter Pipeline Ltd.	797,590	13,887,098
Keyera Corp.	427,032	10,897,839
Pembina Pipeline Corp.	1,074,247	34,591,198
PrairieSky Royalty Ltd.	454,901	10,107,333
Seven Generations Energy Ltd. Class Aa,c	529,414	6,197,534

Security	Shares	Value
Suncor Energy Inc.	3,528,145	$116,306,118
Tourmaline Oil Corp.[a]	489,188	7,127,748
TransCanada Corp.	1,857,220	80,443,056
Vermilion Energy Inc.	245,917	8,112,469

		568,135,670
PAPER & FOREST PRODUCTS — 0.35%
West Fraser Timber Co. Ltd.	146,214	10,199,093

		10,199,093
PHARMACEUTICALS — 0.40%
Valeant Pharmaceuticals International Inc.[a]	705,114	11,561,591

		11,561,591
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
First Capital Realty Inc.	333,078	5,191,062

		5,191,062
ROAD & RAIL — 6.21%
Canadian National Railway Co.	1,591,076	123,277,813
Canadian Pacific Railway Ltd.	309,064	55,355,826

		178,633,639
SOFTWARE — 2.12%
BlackBerry Ltd.[a,c]	1,080,730	13,132,217
Constellation Software Inc./Canada	43,078	27,923,796
Open Text Corp.	564,231	19,837,364

		60,893,377
TEXTILES, APPAREL & LUXURY GOODS — 0.47%
Gildan Activewear Inc.	468,907	13,620,571

		13,620,571
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Finning International Inc.	358,888	9,573,334

		9,573,334
WIRELESS TELECOMMUNICATION SERVICES — 1.21%
Rogers Communications Inc. Class B	771,410	34,809,323

		34,809,323

TOTAL COMMON STOCKS
(Cost: $3,329,516,798)		2,866,096,421

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	997,231	997,331

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	629,153	$629,153

		1,626,484
TOTAL SHORT-TERM INVESTMENTS (Cost: $1,626,384)		1,626,484

TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $3,331,143,182)		2,867,722,905
Other Assets, Less Liabilities — 0.32%		9,317,623

NET ASSETS — 100.00%		$2,877,040,528

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	43,796,579	—		(42,799,348)[b]	997,231	$997,331	$35,956	[c]	$(3,339)	$(2,587)
BlackRock Cash Funds: Treasury, SL Agency Shares	412,255	216,898	[b]	—	629,153	629,153	12,549		—	—

						$1,626,484	$48,505		$(3,339)	$(2,587)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
S&P/TSX 60 Index	72	Mar 2018	$10,257	$(313,006)

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,866,096,421	$—	$—	$2,866,096,421
Money market funds	1,626,484	—	—	1,626,484

Total	$2,867,722,905	$—	$—	$2,867,722,905

Derivative financial instruments[a]
Liabilities
Futures contracts	$(313,006)	$—	$—	$(313,006)

Total	$(313,006)	$—	$—	$(313,006)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.62%

AIR FREIGHT & LOGISTICS — 0.24%
Yamato Holdings Co. Ltd.	2,221,200	$55,745,968

		55,745,968
AIRLINES — 0.26%
ANA Holdings Inc.	740,400	29,857,469
Japan Airlines Co. Ltd.	740,400	28,372,575

		58,230,044
AUTO COMPONENTS — 3.15%
Aisin Seiki Co. Ltd.	1,023,500	60,140,996
Bridgestone Corp.	3,948,800	176,966,043
Denso Corp.	2,961,600	174,440,336
Koito Manufacturing Co. Ltd.	740,400	51,693,735
NGK Spark Plug Co. Ltd.	987,200	25,275,577
NOK Corp.	493,600	10,630,175
Stanley Electric Co. Ltd.	740,400	29,246,858
Sumitomo Electric Industries Ltd.	4,689,200	74,619,386
Sumitomo Rubber Industries Ltd.	1,234,000	23,799,934
Toyoda Gosei Co. Ltd.	493,600	12,064,184
Toyota Industries Corp.	987,200	62,541,324
Yokohama Rubber Co. Ltd. (The)	740,400	18,394,643

		719,813,191
AUTOMOBILES — 9.01%
Honda Motor Co. Ltd.	10,365,600	377,398,960
Isuzu Motors Ltd.	3,455,600	54,632,840
Mazda Motor Corp.	3,455,200	48,457,962
Mitsubishi Motors Corp.	4,195,600	33,382,357
Nissan Motor Co. Ltd.	14,067,600	148,315,918
Subaru Corp.	3,724,100	131,925,383
Suzuki Motor Corp.	2,080,500	119,832,744
Toyota Motor Corp.	16,042,000	1,087,707,886
Yamaha Motor Co. Ltd.	1,727,600	55,128,419

		2,056,782,469
BANKS — 7.18%
Aozora Bank Ltd.	740,400	30,495,834
Bank of Kyoto Ltd. (The)	363,700	20,348,522
Chiba Bank Ltd. (The)	3,815,000	31,748,465
Concordia Financial Group Ltd.	7,650,800	44,884,502
Fukuoka Financial Group Inc.	4,936,000	25,488,365
Hachijuni Bank Ltd. (The)	2,468,000	15,010,843

Security	Shares	Value
Japan Post Bank Co. Ltd.	2,468,000	$33,907,389
Kyushu Financial Group Inc.	2,221,300	12,490,324
Mebuki Financial Group Inc.	6,170,080	25,037,671
Mitsubishi UFJ Financial Group Inc.	72,806,080	520,126,281
Mizuho Financial Group Inc.	147,092,880	274,872,970
Resona Holdings Inc.	13,574,000	77,852,847
Seven Bank Ltd.	3,702,000	12,836,699
Shinsei Bank Ltd.	987,200	15,690,841
Shizuoka Bank Ltd. (The)	3,062,000	31,192,484
Sumitomo Mitsui Financial Group Inc.	8,144,400	357,665,137
Sumitomo Mitsui Trust Holdings Inc.	1,998,232	81,105,316
Suruga Bank Ltd.	987,200	16,319,955
Yamaguchi Financial Group Inc.	922,000	11,215,557

		1,638,290,002
BEVERAGES — 1.47%
Asahi Group Holdings Ltd.	2,468,000	127,002,371
Coca-Cola Bottlers Japan Holdings Inc.	740,400	28,240,739
Kirin Holdings Co. Ltd.	5,429,600	141,381,787
Suntory Beverage & Food Ltd.	810,900	37,845,293

		334,470,190
BUILDING PRODUCTS — 1.38%
Asahi Glass Co. Ltd.	1,239,700	51,758,245
Daikin Industries Ltd.	1,492,100	176,890,164
LIXIL Group Corp.	1,727,600	42,435,121
TOTO Ltd.	846,500	44,901,270

		315,984,800
CAPITAL MARKETS — 1.26%
Daiwa Securities Group Inc.	9,872,000	66,316,007
Japan Exchange Group Inc.	3,208,400	55,806,105
Nomura Holdings Inc.	22,212,000	137,304,111
SBI Holdings Inc./Japan	1,234,010	28,668,861

		288,095,084
CHEMICALS — 4.57%
Air Water Inc.	987,200	19,770,830
Asahi Kasei Corp.	7,650,800	99,197,618
Daicel Corp.	1,727,600	19,930,421
Hitachi Chemical Co. Ltd.	740,400	16,646,077
JSR Corp.	1,234,000	29,952,298
Kaneka Corp.	1,370,000	14,007,497

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
Kansai Paint Co. Ltd.	1,234,000	$31,224,404
Kuraray Co. Ltd.	2,221,200	39,009,688
Mitsubishi Chemical Holdings Corp.	8,884,800	91,091,994
Mitsubishi Gas Chemical Co. Inc.	1,015,700	25,510,295
Mitsui Chemicals Inc.	1,052,200	32,392,831
Nippon Paint Holdings Co. Ltd.	987,200	36,174,050
Nissan Chemical Industries Ltd.	740,400	29,559,102
Nitto Denko Corp.	996,800	83,168,646
Shin-Etsu Chemical Co. Ltd.	2,337,600	249,193,571
Sumitomo Chemical Co. Ltd.	9,872,000	61,893,707
Taiyo Nippon Sanso Corp.	740,400	10,900,786
Teijin Ltd.	1,234,000	24,482,246
Toray Industries Inc.	8,884,800	90,425,873
Tosoh Corp.	1,764,200	37,200,225

		1,041,732,159
COMMERCIAL SERVICES & SUPPLIES — 0.84%
Dai Nippon Printing Co. Ltd.	1,583,100	33,396,355
Park24 Co. Ltd.	740,400	17,860,359
Secom Co. Ltd.	1,241,800	89,377,480
Sohgo Security Services Co. Ltd.	493,600	23,406,738
Toppan Printing Co. Ltd.	3,113,000	26,810,806

		190,851,738
CONSTRUCTION & ENGINEERING — 0.96%
JGC Corp.	1,234,000	28,460,466
Kajima Corp.	5,242,000	50,206,869
Obayashi Corp.	3,948,800	44,926,135
Shimizu Corp.	3,455,200	32,316,101
Taisei Corp.	1,257,900	64,247,739

		220,157,310
CONSTRUCTION MATERIALS — 0.12%
Taiheiyo Cement Corp.	740,400	27,755,026

		27,755,026
CONSUMER FINANCE — 0.20%
Acom Co. Ltd.[a,b]	2,468,000	11,240,785
AEON Financial Service Co. Ltd.	740,470	17,362,410
Credit Saison Co. Ltd.	987,200	17,106,348

		45,709,543
CONTAINERS & PACKAGING — 0.06%
Toyo Seikan Group Holdings Ltd.	987,200	14,756,422

		14,756,422
DIVERSIFIED CONSUMER SERVICES — 0.08%
Benesse Holdings Inc.	493,600	17,832,604

		17,832,604

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.72%
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,714,800	$17,376,959
ORIX Corp.	8,144,400	145,783,272

		163,160,231
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.86%
Nippon Telegraph & Telephone Corp.	4,219,200	196,992,216

		196,992,216
ELECTRIC UTILITIES — 0.98%
Chubu Electric Power Co. Inc.	3,948,800	54,048,286
Chugoku Electric Power Co. Inc. (The)	1,727,600	20,254,230
Kansai Electric Power Co. Inc. (The)	4,195,600	51,312,103
Kyushu Electric Power Co. Inc.	2,468,000	27,778,155
Tohoku Electric Power Co. Inc.	2,714,800	35,720,718
Tokyo Electric Power Co. Holdings Inc.[a]	8,638,000	33,352,289

		222,465,781
ELECTRICAL EQUIPMENT — 2.09%
Fuji Electric Co. Ltd.	2,935,000	22,499,695
Mabuchi Motor Co. Ltd.	270,000	13,992,784
Mitsubishi Electric Corp.	11,846,400	201,723,526
Nidec Corp.	1,480,800	239,525,870

		477,741,875
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.65%
Alps Electric Co. Ltd.	1,234,700	34,192,760
Hamamatsu Photonics KK	987,200	39,643,428
Hirose Electric Co. Ltd.	246,860	36,900,023
Hitachi High-Technologies Corp.	493,600	24,285,647
Hitachi Ltd.	29,616,000	227,036,109
Keyence Corp.	579,652	354,565,260
Kyocera Corp.	1,974,400	117,551,785
Murata Manufacturing Co. Ltd.	1,132,500	159,041,399
Nippon Electric Glass Co. Ltd.	493,700	15,060,152
Omron Corp.	1,234,000	73,550,818
Shimadzu Corp.	1,481,500	38,250,621
TDK Corp.	759,200	69,512,994
Yaskawa Electric Corp.	1,480,800	69,526,339
Yokogawa Electric Corp.	1,480,800	30,225,223

		1,289,342,558

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.05%
Daiwa House REIT Investment Corp.	9,872	$23,786,057
Japan Prime Realty Investment Corp.	4,936	17,023,082
Japan Real Estate Investment Corp.	7,404	38,440,710
Japan Retail Fund Investment Corp.	14,808	28,490,534
Nippon Building Fund Inc.	7,811	42,457,055
Nippon Prologis REIT Inc.	12,340	27,986,318
Nomura Real Estate Master Fund Inc.	22,212	30,475,018
United Urban Investment Corp.	19,744	31,233,655

		239,892,429
FOOD & STAPLES RETAILING — 1.64%
Aeon Co. Ltd.	3,702,400	62,681,089
FamilyMart UNY Holdings Co. Ltd.	493,600	37,423,026
Lawson Inc.	290,800	19,049,641
Seven & i Holdings Co. Ltd.	4,689,280	196,044,029
Sundrug Co. Ltd.	493,600	22,874,767
Tsuruha Holdings Inc.	246,800	35,896,500

		373,969,052
FOOD PRODUCTS — 1.34%
Ajinomoto Co. Inc.	3,208,400	58,842,967
Calbee Inc.	495,400	16,620,889
Kikkoman Corp.	987,200	39,412,136
MEIJI Holdings Co. Ltd.	740,456	54,334,572
NH Foods Ltd.	854,000	19,248,114
Nisshin Seifun Group Inc.	1,234,075	24,541,560
Nissin Foods Holdings Co. Ltd.	329,100	22,576,374
Toyo Suisan Kaisha Ltd.	493,600	19,382,260
Yakult Honsha Co. Ltd.	514,900	37,011,227
Yamazaki Baking Co. Ltd.	740,400	14,522,817

		306,492,916
GAS UTILITIES — 0.53%
Osaka Gas Co. Ltd.	2,242,300	44,507,674
Toho Gas Co. Ltd.	493,600	14,525,130
Tokyo Gas Co. Ltd.	2,468,000	62,101,870

		121,134,674
HEALTH CARE EQUIPMENT & SUPPLIES — 1.74%
CYBERDYNE Inc.[a,b]	493,600	7,415,218

Security	Shares	Value
Hoya Corp.	2,468,000	$131,165,625
Olympus Corp.	1,733,900	69,953,981
Sysmex Corp.	987,200	82,432,426
Terumo Corp.	1,974,400	106,764,331

		397,731,581
HEALTH CARE PROVIDERS & SERVICES — 0.30%
Alfresa Holdings Corp.	1,234,000	27,859,107
Medipal Holdings Corp.	987,200	20,261,169
Suzuken Co. Ltd./Aichi Japan	493,640	20,262,810

		68,383,086
HEALTH CARE TECHNOLOGY — 0.21%
M3 Inc.	1,234,000	48,340,003

		48,340,003
HOTELS, RESTAURANTS & LEISURE — 0.65%
McDonald’s Holdings Co. Japan Ltd.	493,600	22,088,374
Oriental Land Co. Ltd./Japan	1,282,100	125,200,150

		147,288,524
HOUSEHOLD DURABLES — 3.72%
Casio Computer Co. Ltd.	1,234,400	18,358,960
Iida Group Holdings Co. Ltd.	987,280	18,717,656
Nikon Corp.	1,974,400	40,374,310
Panasonic Corp.	13,574,015	213,395,906
Rinnai Corp.	246,800	22,227,150
Sekisui Chemical Co. Ltd.	2,468,000	46,836,605
Sekisui House Ltd.	3,455,200	60,843,642
Sharp Corp./Japan[a,b]	987,200	34,693,782
Sony Corp.	7,699,600	392,682,847

		848,130,858
HOUSEHOLD PRODUCTS — 0.43%
Lion Corp.	1,480,800	27,963,188
Unicharm Corp.	2,468,000	69,456,952

		97,420,140
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
Electric Power Development Co. Ltd.	987,200	25,183,060

		25,183,060
INDUSTRIAL CONGLOMERATES — 0.70%
Keihan Holdings Co. Ltd.	493,600	15,519,685
Seibu Holdings Inc.	1,480,800	25,340,338
Toshiba Corp.[a]	39,817,000	118,288,637

		159,148,660

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
INSURANCE — 3.05%
Dai-ichi Life Holdings Inc.	6,664,700	$133,162,836
Japan Post Holdings Co. Ltd.	9,625,200	116,453,148
MS&AD Insurance Group Holdings Inc.	2,961,640	92,480,994
Sompo Holdings Inc.	2,221,250	86,243,745
Sony Financial Holdings Inc.	987,200	18,503,350
T&D Holdings Inc.	3,208,400	53,505,907
Tokio Marine Holdings Inc.	4,195,600	195,261,231

		695,611,211
INTERNET & DIRECT MARKETING RETAIL — 0.37%
Rakuten Inc.	5,676,400	51,989,557
Start Today Co. Ltd.	1,234,700	32,214,093

		84,203,650
INTERNET SOFTWARE & SERVICES — 0.36%
DeNA Co. Ltd.	740,400	13,565,269
Kakaku.com Inc.	987,200	16,847,300
Mixi Inc.	251,900	10,233,696
Yahoo Japan Corp.	8,884,800	41,299,478

		81,945,743
IT SERVICES — 0.94%
Fujitsu Ltd.	12,340,000	74,464,421
Nomura Research Institute Ltd.	773,304	34,931,121
NTT Data Corp.	3,702,000	38,579,485
Obic Co. Ltd.	493,600	41,354,988
Otsuka Corp.	270,800	25,302,245

		214,632,260
LEISURE PRODUCTS — 0.78%
Bandai Namco Holdings Inc.	1,234,098	40,074,500
Sankyo Co. Ltd.	246,800	8,881,608
Sega Sammy Holdings Inc.	987,200	14,423,362
Shimano Inc.	493,600	71,607,966
Yamaha Corp.	987,200	43,760,424

		178,747,860
MACHINERY — 6.04%
Amada Holdings Co. Ltd.	1,974,400	26,570,811
Daifuku Co. Ltd.	593,600	39,274,786
FANUC Corp.	1,149,700	294,253,381
Hino Motors Ltd.	1,480,800	19,636,681
Hitachi Construction Machinery Co. Ltd.	740,400	31,883,586
Hoshizaki Corp.	301,300	27,333,152
IHI Corp.	987,200	33,861,131
JTEKT Corp.	1,480,800	23,092,181

Security	Shares	Value
Kawasaki Heavy Industries Ltd.	987,200	$36,266,567
Komatsu Ltd.	5,676,400	208,319,970
Kubota Corp.	6,416,800	117,084,575
Kurita Water Industries Ltd.	493,600	15,242,135
Makita Corp.	1,480,800	70,358,990
MINEBEA MITSUMI Inc.	2,468,000	56,897,802
Mitsubishi Heavy Industries Ltd.	1,974,400	81,081,681
Nabtesco Corp.	740,400	32,230,523
NGK Insulators Ltd.	1,480,800	27,810,536
NSK Ltd.	2,353,000	35,480,783
SMC Corp./Japan	329,300	138,966,112
Sumitomo Heavy Industries Ltd.	740,400	29,316,246
THK Co. Ltd.	741,000	32,499,695

		1,377,461,324
MARINE — 0.20%
Mitsui OSK Lines Ltd.	740,400	23,383,609
Nippon Yusen KKa	987,200	21,574,907

		44,958,516
MEDIA — 0.46%
Dentsu Inc.	1,290,900	59,823,818
Hakuhodo DY Holdings Inc.	1,481,500	21,548,081
Toho Co. Ltd./Tokyo	740,400	24,112,179

		105,484,078
METALS & MINING — 1.45%
Hitachi Metals Ltd.	1,234,000	15,912,881
JFE Holdings Inc.	3,208,450	74,795,177
Kobe Steel Ltd.[a]	1,980,000	22,081,439
Maruichi Steel Tube Ltd.	293,700	9,275,751
Mitsubishi Materials Corp.	740,400	23,383,609
Nippon Steel & Sumitomo Metal Corp.	4,689,670	112,357,822
Sumitomo Metal Mining Co. Ltd.	1,525,100	71,920,746

		329,727,425
MULTILINE RETAIL — 0.76%
Don Quijote Holdings Co. Ltd.	740,400	41,701,926
Isetan Mitsukoshi Holdings Ltd.	1,974,460	23,351,938
J Front Retailing Co. Ltd.	1,480,800	27,075,027
Marui Group Co. Ltd.	1,234,000	23,834,628
Ryohin Keikaku Co. Ltd.	123,100	42,281,196
Takashimaya Co. Ltd.	1,522,000	15,533,087

		173,777,802
OIL, GAS & CONSUMABLE FUELS — 1.02%
Idemitsu Kosan Co. Ltd.	740,400	28,622,370
Inpex Corp.	5,923,200	72,801,432

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
JXTG Holdings Inc.	18,756,895	$115,313,464
Showa Shell Sekiyu KK	1,234,000	16,109,479

		232,846,745
PAPER & FOREST PRODUCTS — 0.14%
Oji Holdings Corp.	4,936,000	32,473,380

		32,473,380
PERSONAL PRODUCTS — 1.79%
Kao Corp.	3,001,900	220,897,979
Kose Corp.	145,400	27,443,475
Pola Orbis Holdings Inc.	513,000	21,706,527
Shiseido Co. Ltd.	2,285,800	138,405,452

		408,453,433
PHARMACEUTICALS — 5.12%
Astellas Pharma Inc.	12,586,850	186,434,717
Chugai Pharmaceutical Co. Ltd.	1,480,800	77,020,196
Daiichi Sankyo Co. Ltd.	3,455,669	123,323,064
Eisai Co. Ltd.	1,727,600	92,220,698
Hisamitsu Pharmaceutical Co. Inc.	307,400	22,297,699
Kyowa Hakko Kirin Co. Ltd.	1,480,800	31,501,954
Mitsubishi Tanabe Pharma Corp.	1,234,000	26,540,743
Ono Pharmaceutical Co. Ltd.	2,476,900	72,655,424
Otsuka Holdings Co. Ltd.	2,468,000	124,527,548
Santen Pharmaceutical Co. Ltd.	2,221,200	35,803,983
Shionogi & Co. Ltd.	1,769,400	92,710,889
Sumitomo Dainippon Pharma Co. Ltd.	987,200	15,200,502
Taisho Pharmaceutical Holdings Co. Ltd.	142,700	13,079,106
Takeda Pharmaceutical Co. Ltd.	4,442,400	254,458,074

		1,167,774,597
PROFESSIONAL SERVICES — 0.82%
Persol Holdings Co. Ltd.	987,200	25,451,358
Recruit Holdings Co. Ltd.	6,663,600	161,867,309

		187,318,667
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.82%
Aeon Mall Co. Ltd.	740,400	15,521,998
Daito Trust Construction Co. Ltd.	384,200	63,910,314
Daiwa House Industry Co. Ltd.	3,455,200	128,778,693
Hulic Co. Ltd.	1,727,600	19,331,375
Mitsubishi Estate Co. Ltd.	7,650,800	134,474,255
Mitsui Fudosan Co. Ltd.	5,429,600	131,179,502

Security	Shares	Value
Nomura Real Estate Holdings Inc.	740,400	$17,957,502
Sumitomo Realty & Development Co. Ltd.	2,468,000	90,226,962
Tokyo Tatemono Co. Ltd.	1,234,000	19,231,920
Tokyu Fudosan Holdings Corp.	2,961,600	21,981,980

		642,594,501
ROAD & RAIL — 3.58%
Central Japan Railway Co.	855,700	159,985,146
East Japan Railway Co.	1,999,200	188,481,814
Hankyu Hanshin Holdings Inc.	1,480,800	55,510,051
Keikyu Corp.	1,480,800	26,617,070
Keio Corp.	740,400	32,577,461
Keisei Electric Railway Co. Ltd.	762,700	25,017,103
Kintetsu Group Holdings Co. Ltd.	1,090,600	42,109,292
Kyushu Railway Co.	987,200	30,530,528
Nagoya Railroad Co. Ltd.	1,107,200	28,358,349
Nippon Express Co. Ltd.	493,600	33,306,031
Odakyu Electric Railway Co. Ltd.	1,727,600	35,327,522
Tobu Railway Co. Ltd.	1,234,000	38,278,806
Tokyu Corp.	3,233,200	51,904,518
West Japan Railway Co.	987,200	68,841,715

		816,845,406
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.64%
Disco Corp.	144,500	34,139,403
Renesas Electronics Corp.[a]	4,195,600	48,638,369
Rohm Co. Ltd.	539,700	57,507,980
Sumco Corp.	1,480,800	40,008,869
Tokyo Electron Ltd.	987,252	194,850,543

		375,145,164
SOFTWARE — 1.99%
Konami Holdings Corp.	546,500	28,937,022
LINE Corp.[a]	247,700	10,086,280
Nexon Co. Ltd.[a]	1,234,700	44,896,078
Nintendo Co. Ltd.	672,300	309,230,908
Oracle Corp. Japan	246,800	19,243,484
Trend Micro Inc./Japan	740,400	42,187,639

		454,581,411
SPECIALTY RETAIL — 1.34%
ABC-Mart Inc.	246,800	15,727,848
Fast Retailing Co. Ltd.	309,400	123,435,247
Hikari Tsushin Inc.	93,100	13,506,284
Nitori Holdings Co. Ltd.	493,600	83,334,464

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Security	Shares	Value
Shimamura Co. Ltd.	108,100	$12,906,555
USS Co. Ltd.	1,480,800	30,697,058
Yamada Denki Co. Ltd.	3,948,800	25,053,536

		304,660,992
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.39%
Brother Industries Ltd.	1,480,800	37,274,999
Canon Inc.	6,472,950	248,471,985
FUJIFILM Holdings Corp.	2,468,000	103,549,375
Konica Minolta Inc.	2,962,300	27,511,731
NEC Corp.	1,642,900	50,193,093
Ricoh Co. Ltd.	4,195,600	45,453,480
Seiko Epson Corp.	1,727,600	33,255,147

		545,709,810
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
Asics Corp.	987,200	15,811,113

		15,811,113
TOBACCO — 0.84%
Japan Tobacco Inc.	6,721,300	191,992,150

		191,992,150
TRADING COMPANIES & DISTRIBUTORS — 4.06%
ITOCHU Corp.	9,131,600	176,804,139
Marubeni Corp.	10,118,800	77,731,881
MISUMI Group Inc.	1,727,600	50,190,338
Mitsubishi Corp.	9,131,600	258,103,234
Mitsui & Co. Ltd.	10,365,600	189,573,763
Sumitomo Corp.	7,157,200	126,704,004
Toyota Tsusho Corp.	1,234,000	46,200,553

		925,307,912
TRANSPORTATION INFRASTRUCTURE — 0.11%
Japan Airport Terminal Co. Ltd.	246,800	9,367,321
Kamigumi Co. Ltd.	740,400	16,299,139

		25,666,460
WIRELESS TELECOMMUNICATION SERVICES — 3.98%
KDDI Corp.	11,106,000	274,306,387
NTT DOCOMO Inc.	8,391,200	215,864,711
SoftBank Group Corp.	5,024,800	418,870,681

		909,041,779

TOTAL COMMON STOCKS
(Cost: $20,713,590,423)		22,731,797,583

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	34,703,366	$34,706,836
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	3,566,449	3,566,449

		38,273,285

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,271,158)		38,273,285

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $20,751,861,581)		22,770,070,868
Other Assets, Less Liabilities — 0.21%		48,850,792

NET ASSETS — 100.00%		$22,818,921,660

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	40,539,970	—	(5,836,604)[b]	34,703,366	$34,706,836	$2,253,488	[c]	$(5,338)	$(4,685)
BlackRock Cash Funds: Treasury,
SL Agency Shares	5,281,032	—	(1,714,583)[b]	3,566,449	3,566,449	70,791		—	—

					$38,273,285	$2,324,279		$(5,338)	$(4,685)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
TOPIX Index	500	Mar 2018	$82,845	$(857,895)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$22,731,797,583	$—	$—	$22,731,797,583
Money market funds	38,273,285	—	—	38,273,285

Total	$22,770,070,868	$—	$—	$22,770,070,868

Derivative financial instruments[a]
Liabilities
Futures contracts	$(857,895)	$—	$—	$(857,895)

Total	$(857,895)	$—	$—	$(857,895)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.77%

AIRLINES — 0.70%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	4,002,900	$3,560,113
Grupo Aeromexico SAB de CVa	1,888,743	2,923,162

		6,483,275
AUTO COMPONENTS — 0.24%
Rassini SAB de CV	534,299	2,201,537

		2,201,537
BANKS — 13.35%
Banco del Bajio SAa,c	3,924,830	8,539,475
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	10,271,350	14,486,703
Banregio Grupo Financiero SAB de CV	1,424,800	8,771,427
Grupo Financiero Banorte SAB de CV Series O	11,282,794	67,671,647
Grupo Financiero Inbursa SAB de CV Series Ob	12,858,392	20,527,629
Grupo Financiero Interacciones SA de CV Series O	751,000	3,500,845

		123,497,726
BEVERAGES — 11.78%
Arca Continental SAB de CV	2,418,229	16,770,079
Coca-Cola Femsa SAB de CV Series L	1,395,147	9,391,195
Fomento Economico Mexicano SAB de CV	8,958,410	82,865,411

		109,026,685
BUILDING PRODUCTS — 0.35%
Elementia SAB de CVa,c	2,625,090	3,253,013

		3,253,013
CAPITAL MARKETS — 0.55%
Bolsa Mexicana de Valores SAB de CV	2,739,787	5,073,841

		5,073,841
CHEMICALS — 1.82%
Mexichem SAB de CV	6,013,218	16,840,963

		16,840,963
CONSTRUCTION MATERIALS — 4.25%
Cemex SAB de CV CPO[a]	59,603,029	39,330,986

		39,330,986

Security	Shares	Value
CONSUMER FINANCE — 1.24%
Credito Real SAB de CV SOFOM ER	1,747,374	$2,420,039
Gentera SAB de CVb	5,920,206	4,832,309
Unifin Financiera SAB de CV SOFOM ENR	1,191,648	4,232,381

		11,484,729
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.03%
Axtel SAB de CV CPO[a,b]	8,917,677	2,074,978
Telesites SAB de CVa,b	9,510,046	7,490,289

		9,565,267
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.23%
Concentradora Fibra Danhos SA de CV	1,925,600	3,107,782
Concentradora Fibra Hotelera Mexicana SA de CVc	7,368,890	4,100,988
Fibra Uno Administracion SA de CV	16,291,100	22,951,049
Macquarie Mexico Real Estate Management SA de CV	5,278,500	5,584,293
PLA Administradora Industrial S. de RL de CV	5,198,700	7,786,891
Prologis Property Mexico SA de CV	2,613,100	4,898,783

		48,429,786
FOOD & STAPLES RETAILING — 6.74%
Grupo Comercial Chedraui SA de CV	2,316,600	4,824,255
La Comer SAB de CVa,b	3,790,555	3,767,048
Wal-Mart de Mexico SAB de CV	23,048,533	53,751,813

		62,343,116
FOOD PRODUCTS — 5.56%
Gruma SAB de CV Series B	1,227,305	14,193,987
Grupo Bimbo SAB de CV Series A	9,083,504	21,236,729
Grupo Herdez SAB de CV	1,729,344	4,233,762
Grupo Lala SAB de CVb	3,881,000	5,679,462
Industrias Bachoco SAB de CV Series Bb	1,249,900	6,072,287

		51,416,227
GAS UTILITIES — 1.43%
Infraestructura Energetica Nova SAB de CV	2,786,800	13,190,292

		13,190,292

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO ETF

February 28, 2018

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.65%
Alsea SAB de CVb	3,237,766	$11,027,659
Hoteles City Express SAB de CVa,b	2,910,000	4,230,736

		15,258,395
HOUSEHOLD DURABLES — 0.30%
Consorcio ARA SAB de CV	7,141,819	2,774,661

		2,774,661
HOUSEHOLD PRODUCTS — 1.70%
Kimberly-Clark de Mexico SAB de CV Series A	8,621,454	15,696,557

		15,696,557
INDUSTRIAL CONGLOMERATES — 3.05%
Alfa SAB de CV Class A	15,747,851	18,688,418
Grupo Carso SAB de CV Series A1[b]	2,725,533	9,561,829

		28,250,247
INSURANCE — 0.54%
Qualitas Controladora SAB de CV	1,887,100	4,959,051

		4,959,051
MACHINERY — 0.24%
Grupo Rotoplas SAB de CVb	1,449,600	2,208,168

		2,208,168
MEDIA — 4.49%
Grupo Televisa SAB CPO[b]	11,632,047	39,772,267
TV Azteca SAB de CV CPO[b]	12,011,139	1,750,709

		41,522,976
METALS & MINING — 8.42%
Grupo Mexico SAB de CV Series B	15,651,086	53,381,427
Industrias CH SAB de CV Series Ba,b	1,007,283	4,396,019
Industrias Penoles SAB de CV	783,173	17,099,713
Minera Frisco SAB de CV Series A1[a]	5,043,003	3,071,188

		77,948,347
MORTGAGE REAL ESTATE INVESTMENT — 0.24%
Concentradora Hipotecaria SAPI de CVb	2,431,200	2,249,894

		2,249,894

Security	Shares	Value
MULTILINE RETAIL — 0.82%
El Puerto de Liverpool SAB de CV Series C1[b]	1,113,565	$7,596,111

		7,596,111
PHARMACEUTICALS — 0.61%
Genomma Lab Internacional SAB de CV Series Ba,b	5,244,493	5,667,844

		5,667,844
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.80%
Corp Inmobiliaria Vesta SAB de CVb	3,581,549	4,916,633
Grupo GICSA SA de CVa,b	4,273,666	2,464,488

		7,381,121
TRANSPORTATION INFRASTRUCTURE — 6.59%
Grupo Aeroportuario del Centro Norte SAB de CV	1,583,292	7,729,741
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,996,249	19,269,458
Grupo Aeroportuario del Sureste SAB de CV Series B	1,150,525	20,369,421
Promotora y Operadora de Infraestructura SAB de CV	1,332,360	13,585,595

		60,954,215
WIRELESS TELECOMMUNICATION SERVICES — 16.05%
America Movil SAB de CV Series L	161,554,218	148,478,833

		148,478,833

TOTAL COMMON STOCKS
(Cost: $1,296,542,107)		923,083,863

SHORT-TERM INVESTMENTS — 1.72%

MONEY MARKET FUNDS — 1.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	15,540,436	15,541,990
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	405,078	405,078

		15,947,068

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,945,705)		15,947,068

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 101.49%
(Cost: $1,312,487,812)	$939,030,931
Other Assets, Less Liabilities — (1.49)%	(13,765,188)

NET ASSETS — 100.00%	$925,265,743

CPO — Certificates of Participation (Ordinary)

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	27,657,667	—	(12,117,231)[b]	15,540,436	$15,541,990	$175,303	[c]	$465	$(5,109)
BlackRock Cash Funds: Treasury, SL Agency Shares	431,254	—	(26,176)[b]	405,078	405,078	4,302		—	—

					$15,947,068	$179,605		$465	$(5,109)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
MEX BOLSA Index	81	Mar 2018	$2,036	$(40,618)

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$923,083,863	$—	$—	$923,083,863
Money market funds	15,947,068	—	—	15,947,068

Total	$939,030,931	$—	$—	$939,030,931

Derivative financial instruments[a]
Liabilities
Futures contracts	$(40,618)	$—	$—	$(40,618)

Total	$(40,618)	$—	$—	$(40,618)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 96.71%

AEROSPACE & DEFENSE — 0.63%
Hanwha Techwin Co. Ltd.[a,b]	281,406	$7,575,016
Korea Aerospace Industries Ltd. Class Aa,b	411,249	19,102,248

		26,677,264
AIR FREIGHT & LOGISTICS — 0.37%
Hyundai Glovis Co. Ltd.	118,918	15,648,550

		15,648,550
AIRLINES — 0.24%
Korean Air Lines Co. Ltd.	333,942	10,068,526

		10,068,526
AUTO COMPONENTS — 2.88%
Hankook Tire Co. Ltd.	437,028	23,810,742
Hanon Systems	1,217,850	14,057,738
Hyundai Mobis Co. Ltd.	362,890	76,404,950
Hyundai Wia Corp.[b]	135,641	7,277,442

		121,550,872
AUTOMOBILES — 3.95%
Hyundai Motor Co.	809,244	120,687,881
Kia Motors Corp.	1,443,020	45,773,143

		166,461,024
BANKS — 8.98%
BNK Financial Group Inc.	1,629,986	16,858,291
DGB Financial Group Inc.	1,127,376	12,909,283
Hana Financial Group Inc.	1,578,083	71,625,062
Industrial Bank of Korea	1,480,628	23,517,224
KB Financial Group Inc.	2,081,435	123,013,981
Shinhan Financial Group Co. Ltd.	2,250,428	98,504,282
Woori Bank	2,092,626	32,078,300

		378,506,423
BIOTECHNOLOGY — 4.33%
Celltrion Inc.[a,b]	426,484	139,023,781
Medy-Tox Inc.[b]	26,827	14,963,069
SillaJen Inc.[a,b]	300,902	28,453,564

		182,440,414
BUILDING PRODUCTS — 0.31%
KCC Corp.	38,412	12,858,390

		12,858,390
CAPITAL MARKETS — 1.52%
Korea Investment Holdings Co. Ltd.[a]	239,578	17,367,137
Mirae Asset Daewoo Co. Ltd.	2,213,907	18,972,257

Security	Shares	Value
NH Investment & Securities Co. Ltd.[a]	944,168	$12,468,005
Samsung Securities Co. Ltd.	422,464	15,448,864

		64,256,263
CHEMICALS — 4.38%
Hanwha Chemical Corp.	646,727	19,827,626
Hyosung Corp.	132,422	15,285,576
Kumho Petrochemical Co. Ltd.	129,643	10,846,482
LG Chem Ltd.	243,247	86,031,583
Lotte Chemical Corp.	86,135	36,509,341
OCI Co. Ltd.[b]	105,579	16,038,180

		184,538,788
COMMERCIAL SERVICES & SUPPLIES — 0.42%
KEPCO Plant Service & Engineering Co. Ltd.[a]	193,070	7,193,992
S-1 Corp.	120,815	10,710,352

		17,904,344
CONSTRUCTION & ENGINEERING — 1.40%
Daelim Industrial Co. Ltd.	183,164	12,550,345
Daewoo Engineering & Construction Co. Ltd.[a]	1,232,795	5,942,552
GS Engineering & Construction Corp.[b]	362,006	9,761,359
Hyundai Development Co. Engineering & Construction	391,672	13,671,809
Hyundai Engineering & Construction Co. Ltd.[a]	480,862	17,095,934

		59,021,999
CONSUMER FINANCE — 0.19%
Samsung Card Co. Ltd.	236,063	7,913,092

		7,913,092
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
KT Corp.	205,716	5,300,098

		5,300,098
ELECTRIC UTILITIES — 1.02%
Korea Electric Power Corp.[a]	1,403,729	42,906,482

		42,906,482
ELECTRICAL EQUIPMENT — 0.16%
Doosan Heavy Industries & Construction Co. Ltd.[a,b]	482,144	6,656,250

		6,656,250
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.90%
LG Display Co. Ltd.[b]	1,295,760	35,717,459
LG Innotek Co. Ltd.[b]	97,241	11,853,183

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA ETF

February 28, 2018

Security	Shares	Value
Samsung Electro-Mechanics Co. Ltd.	319,941	$27,358,516
Samsung SDI Co. Ltd.	299,307	47,263,364

		122,192,522
FOOD & STAPLES RETAILING — 1.34%
BGF retail Co. Ltd.[b]	51,967	8,350,040
Dongsuh Cos. Inc.	292,320	7,517,880
E-MART Inc.	117,707	33,043,612
GS Retail Co. Ltd.[b]	226,775	7,538,923

		56,450,455
FOOD PRODUCTS — 0.85%
CJ CheilJedang Corp.[b]	48,972	15,285,378
Orion Corp./Republic of Korea	139,638	13,926,405
Ottogi Corp.	10,393	6,785,346

		35,997,129
GAS UTILITIES — 0.21%
Korea Gas Corp.[a]	210,202	8,909,661

		8,909,661
HEALTH CARE PROVIDERS & SERVICES — 0.54%
Celltrion Healthcare Co. Ltd.[a,b]	204,685	22,606,266

		22,606,266
HOTELS, RESTAURANTS & LEISURE — 0.44%
Kangwon Land Inc.[a]	694,025	18,489,816

		18,489,816
HOUSEHOLD DURABLES — 2.08%
Coway Co. Ltd.	303,983	24,309,657
Hanssem Co. Ltd.[b]	74,080	10,227,131
LG Electronics Inc.	576,243	53,159,734

		87,696,522
INDUSTRIAL CONGLOMERATES — 4.14%
CJ Corp.	92,029	14,149,809
Hanwha Corp.	305,664	12,461,969
LG Corp.	523,386	41,662,086
Lotte Corp.[a]	201,125	11,645,154
Samsung C&T Corp.	412,783	48,982,007
SK Holdings Co. Ltd.	173,284	45,525,255

		174,426,280
INSURANCE — 3.43%
DB Insurance Co. Ltd.	300,493	19,285,496
Hanwha Life Insurance Co. Ltd.	1,779,786	11,028,132
Hyundai Marine & Fire Insurance Co. Ltd.	398,319	15,191,222
ING Life Insurance Korea Ltd.[c]	229,343	11,182,298

Security	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	168,512	$44,971,805
Samsung Life Insurance Co. Ltd.	384,121	43,097,887

		144,756,840
INTERNET SOFTWARE & SERVICES — 3.32%
Kakao Corp.	259,667	30,692,932
NAVER Corp.	147,212	109,161,729

		139,854,661
IT SERVICES — 1.00%
Samsung SDS Co. Ltd.[b]	191,464	42,080,000

		42,080,000
LIFE SCIENCES TOOLS & SERVICES — 0.91%
Samsung Biologics Co. Ltd.[a,c]	91,844	38,165,851

		38,165,851
MACHINERY — 1.58%
Doosan Bobcat Inc.	270,834	8,503,422
Hyundai Heavy Industries Co. Ltd.[a,b]	180,845	21,877,085
Hyundai Robotics Co. Ltd.[a]	57,763	23,603,405
Samsung Heavy Industries Co. Ltd.[a,b]	1,581,288	12,485,006

		66,468,918
MARINE — 0.21%
Pan Ocean Co. Ltd.[a,b]	1,627,509	8,912,299

		8,912,299
MEDIA — 0.46%
Cheil Worldwide Inc.	516,882	8,878,018
CJ E&M Corp.	133,834	10,702,765

		19,580,783
METALS & MINING — 4.18%
Hyundai Steel Co.	466,752	23,102,694
Korea Zinc Co. Ltd.[a]	49,591	23,446,848
POSCO	388,047	129,540,115

		176,089,657
MULTILINE RETAIL — 0.90%
Hyundai Department Store Co. Ltd.	106,723	9,007,741
Lotte Shopping Co. Ltd.	72,520	13,828,959
Shinsegae Inc.	47,552	15,061,719

		37,898,419
OIL, GAS & CONSUMABLE FUELS — 2.72%
GS Holdings Corp.	312,431	19,070,726
S-Oil Corp.	257,953	29,418,409

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA ETF

February 28, 2018

Security	Shares	Value
SK Innovation Co. Ltd.	347,712	$65,984,686

		114,473,821
PERSONAL PRODUCTS — 2.78%
Amorepacific Corp.[b]	175,368	45,586,935
AMOREPACIFIC Group[b]	169,287	19,697,259
LG Household & Health Care Ltd.	50,902	51,705,790

		116,989,984
PHARMACEUTICALS — 0.85%
Hanmi Pharm Co. Ltd.	38,631	16,516,902
Hanmi Science Co. Ltd.[b]	102,168	7,925,119
Yuhan Corp.	58,918	11,316,783

		35,758,804
ROAD & RAIL — 0.18%
CJ Logistics Corp.[a,b]	63,246	7,738,568

		7,738,568
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.09%
SK Hynix Inc.	3,021,796	214,307,815

		214,307,815
SOFTWARE — 1.14%
NCSoft Corp.	97,826	33,876,397
Netmarble Games Corp.[c]	104,201	14,193,044

		48,069,441
SPECIALTY RETAIL — 0.36%
Hotel Shilla Co. Ltd.	199,198	15,047,000

		15,047,000
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.90%
Samsung Electronics Co. Ltd.	424,789	923,010,912

		923,010,912
TOBACCO — 1.37%
KT&G Corp.	628,085	57,884,276

		57,884,276
TRADING COMPANIES & DISTRIBUTORS — 0.31%
Posco Daewoo Corp.[b]	340,846	6,358,010
SK Networks Co. Ltd.[b]	1,225,320	6,766,473

		13,124,483
WIRELESS TELECOMMUNICATION SERVICES — 0.61%
SK Telecom Co. Ltd.	116,595	25,840,613

		25,840,613

TOTAL COMMON STOCKS (Cost: $1,740,118,700)		4,075,530,575

Security	Shares	Value
PREFERRED STOCKS — 1.71%

AUTOMOBILES — 0.78%
Hyundai Motor Co., Preference Shares	155,450	$12,890,766
Hyundai Motor Co. Series 2, Preference Shares[b]	223,460	20,160,718

		33,051,484
CHEMICALS — 0.26%
LG Chem Ltd., Preference Shares	54,273	10,750,354

		10,750,354
PERSONAL PRODUCTS — 0.43%
Amorepacific Corp., Preference Shares	66,041	9,269,768
LG Household & Health Care Ltd. Preference Shares	15,889	9,009,000

		18,278,768
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS —0.24%
Samsung Electronics Co. Ltd. Preference Shares	5,410	9,966,710

		9,966,710

TOTAL PREFERRED STOCKS
(Cost: $46,215,303)		72,047,316

RIGHTS — 0.01%

MACHINERY — 0.01%
Hyundai Heavy Industries Co. Ltd. (Expires 03/09/18)[a]	32,117	741,458

		741,458

TOTAL RIGHTS
(Cost: $0)		741,458

SHORT-TERM INVESTMENTS — 6.28%

MONEY MARKET FUNDS — 6.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	254,204,049	254,229,469
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	10,335,766	10,335,766

		264,565,235

TOTAL SHORT-TERM INVESTMENTS
(Cost: $264,565,198)		264,565,235

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 104.71%
(Cost: $2,050,899,201)	$4,412,884,584
Other Assets, Less Liabilities — (4.71)%	(198,613,516)

NET ASSETS — 100.00%	$4,214,271,068

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	140,876,705	113,327,344	[b]	—	254,204,049	$254,229,469	$2,265,344	[c]	$(18,334)	$(19,804)
BlackRock Cash Funds: Treasury,
SL Agency Shares	4,974,415	5,361,351	[b]	—	10,335,766	10,335,766	46,903		—	—

						$264,565,235	$2,312,247		$(18,334)	$(19,804)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
KOSPI 200 Index	861	Mar 2018	$62,206	$(1,872,855)

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,075,530,575	$—	$—	$4,075,530,575
Preferred stocks	72,047,316	—	—	72,047,316
Rights	—	741,458	—	741,458
Money market funds	264,565,235	—	—	264,565,235

Total	$4,412,143,126	$741,458	$—	$4,412,884,584

Derivative financial instruments[a]
Liabilities
Futures contracts	$(1,872,855)	$—	$—	$(1,872,855)

Total	$(1,872,855)	$—	$—	$(1,872,855)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$3,033,823,334	$1,809,572,197	$3,329,516,798
Affiliated (Note 2)	68,486,190	7,671,773	1,626,384

Total cost of investments in securities	$3,102,309,524	$1,817,243,970	$3,331,143,182

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,466,987,299	$1,660,304,970	$2,866,096,421
Affiliated (Note 2)	68,490,792	7,671,462	1,626,484
Foreign currency, at value[b]	3,174,072	6,104,808	7,760,482
Foreign currency pledged to broker for futures contracts, at value[b]	—	346,350	623,627
Cash pledged to broker for futures contracts	491,000	—	—
Receivables:
Investment securities sold	6,346,893	2,222,195	8,696,638
Dividends and interest	6,082,558	11,970,648	4,254,169
Futures variation margin	—	273,900	—
Tax reclaims	988,833	—	—

Total Assets	3,552,561,447	1,688,894,333	2,889,057,821

LIABILITIES
Payables:
Investment securities purchased	—	2,954,925	9,469,465
Collateral for securities on loan (Note 1)	63,751,367	7,501,367	1,003,131
Capital shares redeemed	7,997,798	—	177,869
Futures variation margin	131,515	—	313,006
Investment advisory fees (Note 2)	549,704	609,077	1,053,822

Total Liabilities	72,430,384	11,065,369	12,017,293

NET ASSETS	$3,480,131,063	$1,677,828,964	$2,877,040,528

Net assets consist of:
Paid-in capital	$2,978,890,230	$2,041,352,461	$3,786,466,980
Undistributed (distributions in excess of) net investment income	5,749,102	(1,317,550)	(2,101,962)
Undistributed net realized gain (accumulated net realized loss)	62,191,530	(213,079,501)	(443,332,020)
Net unrealized appreciation (depreciation)	433,300,201	(149,126,446)	(463,992,470)

NET ASSETS	$3,480,131,063	$1,677,828,964	$2,877,040,528

Shares outstanding[c]	41,600,000	72,600,000	103,600,000

Net asset value per share	$83.66	$23.11	$27.77

[a]	Securities on loan with values of $61,023,031, $7,130,294 and $951,710, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $3,176,647, $6,500,976 and $8,586,321, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 627.8 million and 340.2 million, respectively.

See notes to financial statements.

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Japan ETF	iShares MSCI Mexico ETF	iShares MSCI South Korea ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$20,713,590,423	$1,296,542,107	$1,786,334,003
Affiliated (Note 2)	38,271,158	15,945,705	264,565,198

Total cost of investments in securities	$20,751,861,581	$1,312,487,812	$2,050,899,201

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$22,731,797,583	$923,083,863	$4,148,319,349
Affiliated (Note 2)	38,273,285	15,947,068	264,565,235
Foreign currency, at value[b]	71,797,419	1,250,761	194
Foreign currency pledged to broker for futures contracts, at value[b]	3,501,483	92,384	—
Cash pledged to broker for futures contracts	—	—	7,307,807
Receivables:
Investment securities sold	—	12,933,537	112,524,142
Due from custodian (Note 4)	41,055	—	—
Dividends and interest	30,692,652	430,698	50,323,357
Capital shares sold	672,973	—	—

Total Assets	22,876,776,450	953,738,311	4,583,040,084

LIABILITIES
Payables:
Investment securities purchased	14,349,319	12,429,450	109,619,145
Collateral for securities on loan (Note 1)	34,708,457	15,542,248	254,243,057
Capital shares redeemed	—	115,803	—
Futures variation margin	857,895	13,503	2,268,255
Due to custodian	—	—	742,277
Foreign taxes (Note 1)	—	—	2,607
Investment advisory fees (Note 2)	7,939,119	371,564	1,893,675

Total Liabilities	57,854,790	28,472,568	368,769,016

NET ASSETS	$22,818,921,660	$925,265,743	$4,214,271,068

Net assets consist of:
Paid-in capital	$21,882,215,113	$1,612,166,320	$3,042,643,903
Undistributed (distributions in excess of) net investment income	(44,341,940)	1,913,321	(153,686,762)
Accumulated net realized loss	(1,038,665,327)	(315,117,964)	(1,034,393,569)
Net unrealized appreciation (depreciation)	2,019,713,814	(373,695,934)	2,359,707,496

NET ASSETS	$22,818,921,660	$925,265,743	$4,214,271,068

Shares outstanding[c]	370,200,000	18,500,000	57,750,000

Net asset value per share	$61.64	$50.01	$72.97

[a]	Securities on loan with values of $33,180,121, $14,212,483 and $239,457,457, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $74,312,965, $1,353,579 and $196 , respectively.
[c]	$0.001 par value, number of shares authorized: 2.5246 billion, 255 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$33,599,807	$38,573,981	$36,508,547
Dividends — affiliated (Note 2)	33,643	9,672	12,549
Interest — unaffiliated	—	370	945
Securities lending income — affiliated — net (Note 2)	231,448	41,771	35,956

Total investment income	33,864,898	38,625,794	36,557,997

EXPENSES
Investment advisory fees (Note 2)	5,546,026	4,148,819	7,297,412
Proxy fees	342	210	339
Commitment fees (Note 8)	910	—	—

Total expenses	5,547,278	4,149,029	7,297,751
Less investment advisory fees waived (Note 2)	(1,936,533)	—	—

Net expenses	3,610,745	4,149,029	7,297,751

Net investment income	30,254,153	34,476,765	29,260,246

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,282,124)	(2,039,508)	(31,665,750)
Investments — affiliated (Note 2)	(5,766)	(1,096)	(3,339)
In-kind redemptions — unaffiliated	184,233,762	32,076,154	125,800,320
Futures contracts	1,076,686	378,163	758,649
Foreign currency transactions	126,696	(259,205)	(176,426)

Net realized gain	169,149,254	30,154,508	94,713,454

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(47,643,397)	18,361,760	(78,597,785)
Investments — affiliated (Note 2)	(9,204)	(629)	(2,587)
Futures contracts	23,621	354,553	(360,278)
Translation of assets and liabilities in foreign currencies	46,925	(352,708)	(258,664)

Net change in unrealized appreciation/depreciation	(47,582,055)	18,362,976	(79,219,314)

Net realized and unrealized gain	121,567,199	48,517,484	15,494,140

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$151,821,352	$82,994,249	$44,754,386

[a]	Net of foreign withholding tax of $1,244,512, $521,670 and $6,440,767, respectively.

See notes to financial statements.

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Japan ETF	iShares MSCI Mexico ETF	iShares MSCI South Korea ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$150,237,121	$8,074,388	$55,467,282
Dividends — affiliated (Note 2)	70,791	4,302	46,903
Interest — unaffiliated	—	90	73
Securities lending income — affiliated — net (Note 2)	2,253,488	175,303	2,265,344

	152,561,400	8,254,083	57,779,602
Less: Other foreign taxes (Note 1)	—	—	(2,607)

Total investment income	152,561,400	8,254,083	57,776,995

EXPENSES
Investment advisory fees (Note 2)	43,960,060	2,660,390	11,942,434
Proxy fees	1,749	144	352

Total expenses	43,961,809	2,660,534	11,942,786

Net investment income	108,599,591	5,593,549	45,834,209

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(58,768,119)	(12,909,335)	33,646,648
Investments — affiliated (Note 2)	(5,338)	465	(18,334)
In-kind redemptions — unaffiliated	199,483,255	(16,565,116)	—
Futures contracts	11,611,324	46,219	(395,400)
Foreign currency transactions	1,572,548	(68,101)	207,471

Net realized gain (loss)	153,893,670	(29,495,868)	33,440,385

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	1,982,200,192	(124,247,935)	290,238,432
Investments — affiliated (Note 2)	(4,685)	(5,109)	(19,804)
Futures contracts	(1,500,127)	(40,618)	(1,872,855)
Translation of assets and liabilities in foreign currencies	2,226,317	(34,812)	(408,421)

Net change in unrealized appreciation/depreciation	1,982,921,697	(124,328,474)	287,937,352

Net realized and unrealized gain (loss)	2,136,815,367	(153,824,342)	321,377,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,245,414,958	$(148,230,793)	$367,211,946

[a]	Net of foreign withholding tax of $16,702,777, $446,324 and $10,186,884, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Edge MSCI Min Vol Global ETF		iShares MSCI Australia ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,254,153	$77,633,946	$34,476,765	$70,264,196
Net realized gain	169,149,254	74,390,587	30,154,508	78,995,511
Net change in unrealized appreciation/depreciation	(47,582,055)	141,521,669	18,362,976	127,209,450

Net increase in net assets resulting from operations	151,821,352	293,546,202	82,994,249	276,469,157

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,306,327)	(82,291,396)	(42,703,016)	(83,656,742)

Total distributions to shareholders	(37,306,327)	(82,291,396)	(42,703,016)	(83,656,742)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	384,705,829	684,634,417	123,049,709	624,267,864
Cost of shares redeemed	(694,463,723)	(488,203,636)	(251,424,304)	(719,870,284)

Net increase (decrease) in net assets from capital share transactions	(309,757,894)	196,430,781	(128,374,595)	(95,602,420)

INCREASE (DECREASE) IN NET ASSETS	(195,242,869)	407,685,587	(88,083,362)	97,209,995

NET ASSETS
Beginning of period	3,675,373,932	3,267,688,345	1,765,912,326	1,668,702,331

End of period	$3,480,131,063	$3,675,373,932	$1,677,828,964	$1,765,912,326

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,749,102	$12,801,276	$(1,317,550)	$6,908,701

SHARES ISSUED AND REDEEMED
Shares sold	4,600,000	8,700,000	5,400,000	29,400,000
Shares redeemed	(8,300,000)	(6,500,000)	(11,000,000)	(33,400,000)

Net increase (decrease) in shares outstanding	(3,700,000)	2,200,000	(5,600,000)	(4,000,000)

See notes to financial statements.

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Canada ETF		iShares MSCI Japan ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,260,246	$62,223,555	$108,599,591	$227,669,417
Net realized gain	94,713,454	139,294,992	153,893,670	455,582,391
Net change in unrealized appreciation/depreciation	(79,219,314)	156,684,789	1,982,921,697	1,310,254,903

Net increase in net assets resulting from operations	44,754,386	358,203,336	2,245,414,958	1,993,506,711

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,937,254)	(60,198,481)	(126,892,875)	(288,645,468)

Total distributions to shareholders	(38,937,254)	(60,198,481)	(126,892,875)	(288,645,468)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	518,215,666	1,022,753,433	5,762,886,952	4,661,723,572
Cost of shares redeemed	(774,911,972)	(1,290,632,177)	(1,080,176,274)	(4,364,075,580)

Net increase (decrease) in net assets from capital share transactions	(256,696,306)	(267,878,744)	4,682,710,678	297,647,992

INCREASE (DECREASE) IN NET ASSETS	(250,879,174)	30,126,111	6,801,232,761	2,002,509,235

NET ASSETS
Beginning of period	3,127,919,702	3,097,793,591	16,017,688,899	14,015,179,664

End of period	$2,877,040,528	$3,127,919,702	$22,818,921,660	$16,017,688,899

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,101,962)	$7,575,046	$(44,341,940)	$(26,048,656)

SHARES ISSUED AND REDEEMED
Shares sold	18,000,000	38,600,000	95,400,000	113,100,000
Shares redeemed	(26,800,000)	(48,500,000)	(18,750,000)	(105,300,000)

Net increase (decrease) in shares outstanding	(8,800,000)	(9,900,000)	76,650,000	7,800,000

[a]	Share transactions reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico ETF		iShares MSCI South Korea ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,593,549	$25,577,881	$45,834,209	$35,160,671
Net realized gain (loss)	(29,495,868)	(7,878,835)	33,440,385	166,328,669
Net change in unrealized appreciation/depreciation	(124,328,474)	189,275,345	287,937,352	392,652,094

Net increase (decrease) in net assets resulting from operations	(148,230,793)	206,974,391	367,211,946	594,141,434

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,834,245)	(21,098,710)	(118,169,941)	(34,948,193)

Total distributions to shareholders	(10,834,245)	(21,098,710)	(118,169,941)	(34,948,193)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	499,037,658	2,161,693,065	280,251,197	330,287,930
Cost of shares redeemed	(735,348,472)	(2,344,445,161)	(99,659,897)	(557,813,596)

Net increase (decrease) in net assets from capital share transactions	(236,310,814)	(182,752,096)	180,591,300	(227,525,666)

INCREASE (DECREASE) IN NET ASSETS	(395,375,852)	3,123,585	429,633,305	331,667,575

NET ASSETS
Beginning of period	1,320,641,595	1,317,518,010	3,784,637,763	3,452,970,188

End of period	$925,265,743	$1,320,641,595	$4,214,271,068	$3,784,637,763

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,913,321	$7,154,017	$(153,686,762)	$(81,351,030)

SHARES ISSUED AND REDEEMED
Shares sold	9,600,000	45,200,000	3,700,000	4,750,000
Shares redeemed	(14,400,000)	(48,000,000)	(1,450,000)	(9,950,000)

Net increase (decrease) in shares outstanding	(4,800,000)	(2,800,000)	2,250,000	(5,200,000)

See notes to financial statements.

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Global ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$81.13	$75.82	$67.59	$68.25	$59.99	$55.65

Income from investment operations:
Net investment income[a]	0.69	1.84	1.79	1.70	1.72	1.68
Net realized and unrealized gain (loss)[b]	2.71	5.40	8.07	(0.89)	8.18	4.20

Total from investment operations	3.40	7.24	9.86	0.81	9.90	5.88

Less distributions from:
Net investment income	(0.87)	(1.93)	(1.63)	(1.47)	(1.64)	(1.54)

Total distributions	(0.87)	(1.93)	(1.63)	(1.47)	(1.64)	(1.54)

Net asset value, end of period	$83.66	$81.13	$75.82	$67.59	$68.25	$59.99

Total return	4.19%[c]	9.75%	14.76%	1.15%	16.70%	10.69%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,480,131	$3,675,374	$3,267,688	$2,115,632	$1,283,012	$1,007,760
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[d]	0.31%	0.32%	0.32%	0.33%	0.33%	0.34%
Ratio of net investment income to average net assets[d]	1.68%	2.40%	2.49%	2.41%	2.67%	2.83%
Portfolio turnover rate[e]	11%[c]	24%	24%	22%	24%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 11%, 24%, 23%, 22%, 23% and 13%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$22.58	$20.30	$18.66	$27.15	$23.61	$23.39

Income from investment operations:
Net investment income[a]	0.45	0.84	0.84	1.23	1.10	1.02
Net realized and unrealized gain (loss)[b]	0.64	2.45	1.59	(8.49)	3.43	0.64

Total from investment operations	1.09	3.29	2.43	(7.26)	4.53	1.66

Less distributions from:
Net investment income	(0.56)	(1.01)	(0.79)	(1.23)	(0.99)	(1.44)

Total distributions	(0.56)	(1.01)	(0.79)	(1.23)	(0.99)	(1.44)

Net asset value, end of period	$23.11	$22.58	$20.30	$18.66	$27.15	$23.61

Total return	4.91%[c]	16.70%	13.36%	(27.31)%	19.76%	7.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,677,829	$1,765,912	$1,668,702	$1,228,063	$2,047,113	$1,916,849
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[d]	3.93%	3.90%	4.41%	5.37%	4.28%	4.05%
Portfolio turnover rate[e]	1%[c]	4%	7%	9%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$27.83	$25.33	$24.02	$32.93	$27.34	$27.52

Income from investment operations:
Net investment income[a]	0.27	0.51	0.51	0.54	0.59	0.60
Net realized and unrealized gain (loss)[b]	0.04	2.47	1.29	(8.85)	5.62	(0.10)

Total from investment operations	0.31	2.98	1.80	(8.31)	6.21	0.50

Less distributions from:
Net investment income	(0.37)	(0.48)	(0.49)	(0.60)	(0.62)	(0.68)

Total distributions	(0.37)	(0.48)	(0.49)	(0.60)	(0.62)	(0.68)

Net asset value, end of period	$27.77	$27.83	$25.33	$24.02	$32.93	$27.34

Total return	1.07%[c]	11.88%	7.73%	(25.48)%	23.00%	1.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,877,041	$3,127,920	$3,097,794	$1,931,454	$3,786,906	$3,428,223
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[d]	1.89%	1.93%	2.18%	1.92%	1.97%	2.12%
Portfolio turnover rate[e]	2%[c]	6%	4%	5%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]
Net asset value, beginning of period	$54.57	$49.05	$48.61	$47.32	$43.87	$36.09

Income from investment operations:
Net investment income[b]	0.34	0.49	0.72	0.60	0.60	0.52
Net realized and unrealized gain[c]	7.13	5.96	0.44	1.22	3.53	7.85

Total from investment operations	7.47	6.45	1.16	1.82	4.13	8.37

Less distributions from:
Net investment income	(0.40)	(0.93)	(0.72)	(0.53)	(0.68)	(0.59)

Total distributions	(0.40)	(0.93)	(0.72)	(0.53)	(0.68)	(0.59)

Net asset value, end of period	$61.64	$54.57	$49.05	$48.61	$47.32	$43.87

Total return	13.71%[d]	13.31%	2.44%	3.84%	9.39%	23.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,818,922	$16,017,689	$14,015,180	$19,147,802	$14,729,189	$10,461,942
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[e]	1.17%	1.45%	1.53%	1.20%	1.31%	1.18%
Portfolio turnover rate[f]	1%[d]	4%	4%	2%	2%	4%

[a]	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$56.68	$50.48	$52.70	$71.51	$61.93	$60.96

Income from investment operations:
Net investment income[a]	0.26	0.88	0.93	0.68	1.06	0.75
Net realized and unrealized gain (loss)[b]	(6.42)	6.10	(1.82)	(18.56)	9.61	0.85

Total from investment operations	(6.16)	6.98	(0.89)	(17.88)	10.67	1.60

Less distributions from:
Net investment income	(0.51)	(0.78)	(1.33)	(0.93)	(1.09)	(0.63)

Total distributions	(0.51)	(0.78)	(1.33)	(0.93)	(1.09)	(0.63)

Net asset value, end of period	$50.01	$56.68	$50.48	$52.70	$71.51	$61.93

Total return	(10.86)%[c]	14.03%	(1.68)%	(25.10)%	17.42%	2.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$925,266	$1,320,642	$1,317,518	$1,206,942	$3,275,152	$2,217,052
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[d]	0.99%	1.79%	1.82%	1.10%	1.61%	1.09%
Portfolio turnover rate[e]	3%[c]	8%	8%	13%	19%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$68.19	$56.89	$48.15	$66.42	$57.67	$55.97

Income from investment operations:
Net investment income[a]	0.83	0.64	0.56	0.46	0.25	0.23
Net realized and unrealized gain (loss)[b]	6.13	11.31	9.38	(18.07)	9.40	1.83

Total from investment operations	6.96	11.95	9.94	(17.61)	9.65	2.06

Less distributions from:
Net investment income	(2.18)	(0.65)	(1.20)	(0.66)	(0.90)	(0.36)

Total distributions	(2.18)	(0.65)	(1.20)	(0.66)	(0.90)	(0.36)

Net asset value, end of period	$72.97	$68.19	$56.89	$48.15	$66.42	$57.67

Total return	10.20%[c]	21.28%	20.92%	(26.58)%	16.83%	3.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,214,271	$3,784,638	$3,452,970	$3,160,954	$4,891,619	$3,376,516
Ratio of expenses to average net assets[d]	0.59%	0.62%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets[d]	2.27%	1.05%	1.09%	0.81%	0.39%	0.40%
Portfolio turnover rate[e]	8%[c]	16%	22%	24%	13%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014, and August 31, 2013 were 6%, 6%, 10%, 10%, 10%, and 11%, respectively. See Note 4.

See notes to financial statements.

108	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Min Vol Global	Diversified
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico[a]	Non-diversified
MSCI South Korea[b]	Non-diversified

[a]	Formerly the iShares MSCI Mexico Capped ETF.
[b]	Formerly the iShares MSCI South Korea Capped ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

110	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

112	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Edge MSCI Min Vol Global
Citigroup Global Markets Inc.	$3,664,403	$3,664,403	$—
Deutsche Bank AG	1,336,420	1,336,420	—
Goldman Sachs & Co.	2,546,514	2,546,514	—
Jefferies LLC	1,165,988	1,164,047	(1,941)
JPMorgan Securities LLC	6,909,958	6,909,958	—
JPMorgan Securities PLC	529,819	529,819	—
Macquarie Bank Limited	70,116	70,116	—
Merrill Lynch, Pierce, Fenner & Smith	7,129,331	7,129,331	—
Morgan Stanley & Co. International PLC	3,863,829	3,863,829	—
Morgan Stanley & Co. LLC	12,887,013	12,887,013	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	10,591,322	10,591,322	—
Nomura Securities International Inc.	6,070,508	6,070,508	—
State Street Bank & Trust Company	3,831,861	3,831,861	—
UBS Securities LLC	425,949	425,949	—

	$61,023,031	$61,021,185	$(1,941)

MSCI Australia
Deutsche Bank Securities Inc.	$1,331,598	$1,331,598	$—
JPMorgan Securities LLC	1,669,526	1,669,526	—
Macquarie Bank Limited	72,723	72,723	—
Morgan Stanley & Co. LLC	468,117	468,117	—
State Street Bank & Trust Company	56,087	56,087	—
UBS Securities LLC	3,532,243	3,532,243	—

	$7,130,294	$7,130,294	$—

MSCI Canada
Citigroup Global Markets Inc.	$77,421	$77,421	$—
Credit Suisse Securities (USA) LLC	100,272	100,272	—
Merrill Lynch, Pierce, Fenner & Smith	554,267	554,267	—
State Street Bank & Trust Company	208,044	208,044	—
UBS AG	11,706	11,706	—

	$951,710	$951,710	$—

MSCI Japan
Barclays Capital Inc.	$4,001,242	$4,001,242	$—
Citigroup Global Markets Inc.	4,806,066	4,806,066	—
Credit Suisse Securities (USA) LLC	4,893,573	4,893,573	—
Deutsche Bank Securities Inc.	6,196,921	6,196,921	—
Goldman Sachs & Co.	1,557,616	1,557,616	—
JPMorgan Securities LLC	787,493	787,493	—
Merrill Lynch, Pierce, Fenner & Smith	9,274,120	9,274,120	—
Morgan Stanley & Co. LLC	1,663,090	1,663,090	—

	$33,180,121	$33,180,121	$—

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Mexico
Credit Suisse Securities (USA) LLC	$106,968	$106,968	$—
Deutsche Bank Securities Inc.	32,397	32,397	—
Goldman Sachs & Co.	6,153,594	6,153,594	—
JPMorgan Securities LLC	1,754,215	1,754,215	—
Morgan Stanley & Co. LLC	5,983,820	5,983,820	—
UBS Securities LLC	181,489	181,489	—

	$14,212,483	$14,212,483	$—

MSCI South Korea
Citigroup Global Markets Inc.	$46,871,272	$46,871,272	$—
Credit Suisse Securities (USA) LLC	5,775,873	5,775,873	—
Deutsche Bank Securities Inc.	1,509,993	1,509,993	—
Goldman Sachs & Co.	121,882,968	121,882,968	—
HSBC Bank PLC	13,233,321	13,233,321	—
Jefferies LLC	756,487	756,487	—
JPMorgan Securities LLC	10,387,848	10,387,848	—
Macquarie Bank Limited	413,015	413,015	—
Morgan Stanley & Co. LLC	35,970,405	35,970,405	—
UBS Securities LLC	2,656,275	2,656,275	—

	$239,457,457	$239,457,457	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the iShares Edge MSCI Min Vol Global ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion, up to and including $120 billion
0.227	Over $120 billion

114	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In addition, the iShares Edge MSCI Min Vol Global ETF may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive through December 31, 2023 a portion of its investment advisory fee for the Fund necessary to limit total annual operating expenses after fee waiver to 0.20% of average daily net assets.

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion, up to and including $96 billion
0.32	Over $96 billion

For its investment advisory services to the iShares MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $24 billion
0.48	Over $24 billion, up to and including $32 billion
0.45	Over $32 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Min Vol Global	$61,223
MSCI Australia	10,028
MSCI Canada	12,399
MSCI Japan	449,859
MSCI Mexico	39,769
MSCI South Korea	520,307

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Global	$59,776,134	$46,630,156
MSCI Australia	1,436,358	—
MSCI Japan	5,055,713	10,435,130
MSCI South Korea	19,574,912	4,872,193

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Global	$652,235,450	$407,846,533
MSCI Australia	49,461,544	14,735,199
MSCI Canada	93,619,388	59,800,058
MSCI Japan	378,115,171	235,315,311
MSCI Mexico	41,148,903	37,483,207
MSCI South Korea	385,681,644	327,776,256

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Min Vol Global	$109,121,742	$655,524,094
MSCI Australia	81,401,338	249,444,155
MSCI Canada	477,363,023	768,957,012
MSCI Japan	5,528,370,786	1,032,801,297
MSCI Mexico	487,964,633	732,982,071

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$69,159	$273,900

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[b]	$45,538	$313,006	$857,895

Liabilities
		iShares MSCI Mexico ETF	iShares MSCI South Korea ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[b]		$40,618	$1,872,855

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

118	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF
Futures contracts	$1,076,686	$378,163	$758,649

	Net Realized Gain (Loss)
	iShares MSCI Japan ETF	iShares MSCI Mexico ETF	iShares MSCI South Korea ETF
Futures contracts	$11,611,324	$46,219	$(395,400)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF
Futures contracts	$23,621	$354,553	$(360,278)

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Japan ETF	iShares MSCI Mexico ETF	iShares MSCI South Korea ETF
Futures contracts	$(1,500,127)	$(40,618)	$(1,872,855)

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2018 :

	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF
Average notional value of contracts purchased	$7,376,950	$18,176,482	$12,189,361

	iShares MSCI Japan ETF	iShares MSCI Mexico ETF	iShares MSCI South Korea ETF
Average notional value of contracts purchased	$89,046,355	$1,405,131	$22,630,121

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

120	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring[a]	Expiring 2018	Expiring 2019	Total
Edge MSCI Min Vol Global	$86,612,072	$—	$—	$86,612,072
MSCI Australia	160,958,058	23,348,244	12,127,364	196,433,666
MSCI Canada	380,840,433	68,928,677	14,903,919	464,673,029
MSCI Japan	686,418,449	173,577,101	139,228,194	999,223,744
MSCI Mexico	218,505,597	2,789,471	22,863,665	244,158,733
MSCI South Korea	326,749,122	226,591,665	78,503,704	631,844,491

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Min Vol Global	$3,123,431,022	$499,606,280	$(87,535,590)	$412,070,690
MSCI Australia	1,875,573,006	115,393,011	(322,715,685)	(207,322,674)
MSCI Canada	3,405,939,793	198,536,635	(737,066,529)	(538,529,894)
MSCI Japan	20,973,173,335	2,915,270,912	(1,119,231,274)	1,796,039,638
MSCI Mexico	1,354,311,339	6,623,984	(421,945,010)	(415,321,026)
MSCI South Korea	2,610,570,146	2,393,983,366	(593,541,783)	1,800,441,583

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares Edge MSCI Min Vol Global ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The Fund became a party to the credit agreement effective October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended February 28, 2018.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

122	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	123

Notes:

124	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	125

Notes:

126	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-801-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Adaptive Currency Hedged MSCI Eurozone ETF | DEZU | Cboe BZX
➢	iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca
➢	iShares Currency Hedged MSCI Germany ETF | HEWG | NASDAQ
➢	iShares Currency Hedged MSCI Italy ETF | HEWI | NYSE Arca
➢	iShares Currency Hedged MSCI Spain ETF | HEWP | NYSE Arca
➢	iShares Currency Hedged MSCI Switzerland ETF | HEWL | NYSE Arca

Fund Performance Overview

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

Performance as of February 28, 2018

The iShares Adaptive Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI EMU Adaptive Hedge to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 3.96%, net of fees, while the total return for the Index was 4.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.59%	19.51%	20.40%	19.59%	19.51%	20.40%
Since Inception	11.61%	11.67%	12.31%	26.65%	26.80%	28.39%

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,039.60	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Financials	21.06%
Industrials	15.03
Consumer Discretionary	14.05
Consumer Staples	9.70
Materials	8.81
Information Technology	8.44
Health Care	7.48
Energy	5.20
Utilities	4.80
Telecommunication Services	3.72
Real Estate	1.71

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/28/18

Country	Percentage of Total Investments [2]

France	32.58%
Germany	29.47
Netherlands	11.23
Spain	9.84
Italy	7.48
Belgium	3.41
Finland	3.11
Ireland	1.43
Austria	0.82
Portugal	0.46

TOTAL	99.83%

[1]	Table shown is for the iShares MSCI Eurozone ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI EMU 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 3.35%, net of fees, while the total return for the Index was 4.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.52%	11.45%	12.41%	11.52%	11.45%	12.41%
Since Inception	7.30%	7.27%	7.93%	29.27%	29.13%	32.06%

The inception date of the Fund was 7/9/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,033.50	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Financials	21.06%
Industrials	15.03
Consumer Discretionary	14.05
Consumer Staples	9.70
Materials	8.81
Information Technology	8.44
Health Care	7.48
Energy	5.20
Utilities	4.80
Telecommunication Services	3.72
Real Estate	1.71

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/28/18

Country	Percentage of Total Investments [2]

France	32.58%
Germany	29.47
Netherlands	11.23
Spain	9.84
Italy	7.48
Belgium	3.41
Finland	3.11
Ireland	1.43
Austria	0.82
Portugal	0.46

TOTAL	99.83%

[1]	Table shown is for the iShares MSCI Eurozone ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 4.19%, net of fees, while the total return for the Index was 5.09%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.52%	6.52%	7.51%	6.52%	6.52%	7.51%
Since Inception	7.39%	7.39%	7.81%	33.76%	33.75%	35.93%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,041.90	$0.30	$1,000.00	$1,024.50	$0.30	0.06%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]
Consumer Discretionary	19.44%
Financials	15.35
Materials	14.92
Industrials	14.19
Health Care	11.99
Information Technology	10.79
Telecommunication Services	4.23
Consumer Staples	3.50
Utilities	3.06
Real Estate	2.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/18

Security	Percentage of Total Investments [2]
Allianz SE Registered	7.19%
SAP SE	7.11
Siemens AG Registered	6.96
Bayer AG Registered	6.67
BASF SE	6.66
Daimler AG Registered	5.69
Deutsche Telekom AG Registered	3.71
Deutsche Post AG Registered	3.06
adidas AG	2.88
Linde AG	2.87

TOTAL	52.80%

[1]	Table shown is for the iShares MSCI Germany ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI Italy ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Italian equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Italy 25/50 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Italy ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 4.02%, net of fees, while the total return for the Index was 4.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.08%	22.02%	22.95%	22.08%	22.02%	22.95%
Since Inception	3.28%	3.23%	3.13%	9.02%	8.86%	8.58%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,040.20	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Financials	36.64%
Energy	16.53
Utilities	14.44
Industrials	12.49
Consumer Discretionary	12.30
Telecommunication Services	4.62
Consumer Staples	1.53
Health Care	1.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/18

Security	Percentage of Total Investments [2]

Intesa Sanpaolo SpA	12.49%
Enel SpA	11.57
UniCredit SpA	10.25
Eni SpA	10.25
Assicurazioni Generali SpA	4.52
Ferrari NV	4.45
Fiat Chrysler Automobiles NV	4.43
CNH Industrial NV	4.40
Atlantia SpA	4.23
Snam SpA	3.51

TOTAL	70.10%

[1]	Table shown is for the iShares MSCI Italy ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI Spain ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Spanish equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Spain 25/50 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Spain ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -2.07%, net of fees, while the total return for the Index was -1.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.74%	9.85%	10.77%	9.74%	9.85%	10.77%
Since Inception	1.12%	1.14%	1.43%	3.03%	3.08%	3.86%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$979.30	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Financials	43.99%
Industrials	16.85
Utilities	13.95
Telecommunication Services	7.47
Energy	6.54
Information Technology	4.58
Consumer Discretionary	4.19
Health Care	2.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/18

Security	Percentage of Total Investments [2]

Banco Santander SA	20.99%
Banco Bilbao Vizcaya Argentaria SA	9.78
Telefonica SA	7.47
Iberdrola SA	6.91
Repsol SA	4.75
Amadeus IT Group SA	4.58
CaixaBank SA	4.42
Abertis Infraestructuras SA	4.22
Industria de Diseno Textil SA	4.19
Aena SME SA	3.66

TOTAL	70.97%

[1]	Table shown is for the iShares MSCI Spain ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

Performance as of February 28, 2018

The iShares Currency Hedged MSCI Switzerland ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Swiss equities while mitigating exposure to fluctuations between the value of the Swiss franc and the U.S. dollar, as represented by the MSCI Switzerland 25/50 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Switzerland ETF. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 1.44%, net of fees, while the total return for the Index was 2.03%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.57%	10.66%	11.21%	10.57%	10.66%	11.21%
Since Inception	6.54%	6.57%	6.67%	18.43%	18.53%	18.82%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,014.40	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 2/28/18

Sector	Percentage of Total Investments [2]

Health Care	30.18%
Financials	21.39
Consumer Staples	21.30
Industrials	11.02
Materials	7.18
Consumer Discretionary	6.71
Telecommunication Services	1.42
Real Estate	0.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/18

Security	Percentage of Total Investments [2]

Nestle SA Registered	19.08%
Novartis AG Registered	13.88
Roche Holding AG	11.92
UBS Group AG	4.53
Zurich Insurance Group AG	4.46
Cie. Financiere Richemont SA Class A Registered	4.12
Credit Suisse Group AG Registered	4.05
ABB Ltd. Registered	4.04
Swiss Re AG	2.95
LafargeHolcim Ltd. Registered	2.49

TOTAL	71.52%

[1]	Table shown is for the iShares MSCI Switzerland ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.65%

EXCHANGE-TRADED FUNDS — 99.65%
iShares MSCI Eurozone ETF[a]	65,453	$2,856,369

		2,856,369

TOTAL INVESTMENT COMPANIES
(Cost: $2,238,528)		2,856,369

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	1,199	1,199

		1,199

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,199)		1,199

Value
TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $2,239,727)	$2,857,568
Other Assets, Less Liabilities — 0.31%	8,975

NET ASSETS — 100.00%	$2,866,543

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$193	[c]	$(135)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,353	—		(154)[b]	1,199	1,199	8		—	—
iShares MSCI Eurozone ETF	66,259	1,776		(2,582)	65,453	2,856,369	12,745		15,621	108,029

						$2,857,568	$12,946		$15,486	$108,029

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	1,211,000	USD	1,476,996	MS	03/02/2018	$424
USD	1,505,451	EUR	1,211,000	MS	03/02/2018	28,030
USD	2,157,530	EUR	1,757,000	MS	04/05/2018	8,319

						36,773

EUR	1,211,000	USD	1,485,591	MS	03/02/2018	(8,171)
USD	1,476,996	EUR	1,211,000	MS	03/02/2018	(424)

						(8,595)

			Net unrealized appreciation			$28,178

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$2,856,369	$—	$—	$2,856,369
Money market funds	1,199	—	—	1,199

Total	$2,857,568	$—	$—	$2,857,568

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$36,773	$—	$36,773
Liabilities
Forward currency contracts	—	(8,595)	—	(8,595)

Total	$—	$28,178	$—	$28,178

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.10%

EXCHANGE-TRADED FUNDS — 99.10%
iShares MSCI Eurozone ETF[a]	45,852,897	$2,001,020,425

		2,001,020,425

TOTAL INVESTMENT COMPANIES
(Cost: $1,878,913,300)		2,001,020,425

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b,c]	3,119,786	3,119,786

		3,119,786

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,119,786)		3,119,786

Value
TOTAL INVESTMENTS IN SECURITIES — 99.26%
(Cost: $1,882,033,086)	$2,004,140,211
Other Assets, Less Liabilities — 0.74%	14,987,020

NET ASSETS — 100.00%	$2,019,127,231

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.
[c]	All or a portion of this security was purchased with cash collateral received in connection with outstanding forward currency contracts.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,119,786	[b]	—	3,119,786	$3,119,786	$6,455	$—	$—
iShares MSCI Eurozone ETF	42,763,824	17,603,086		(14,514,013)	45,852,897	2,001,020,425	8,450,846	68,551,892	5,158,059

						$2,004,140,211	$8,457,301	$68,551,892	$5,158,059

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	155,857,434	USD	190,091,519	CITI	03/02/2018	$54,581
USD	115,615,015	EUR	92,288,000	BOA	03/02/2018	3,023,636
USD	193,872,314	EUR	155,857,434	CITI	03/02/2018	3,726,214
USD	352,048	EUR	288,000	JPM	03/02/2018	688
USD	1,845,113,890	EUR	1,481,714,911	SSB	03/02/2018	37,421,409
USD	23,993,212	EUR	19,543,000	UBS	03/02/2018	150,749
EUR	21,124,000	USD	25,832,793	BOA	04/05/2018	6,670
USD	192,371,714	EUR	155,857,434	CITI	04/05/2018	1,722,571
USD	1,879,489,593	EUR	1,523,973,911	SSB	04/05/2018	15,322,375

						61,428,893

EUR	14,322,000	USD	17,638,418	BBP	03/02/2018	(165,575)
EUR	4,614,000	USD	5,726,348	BOA	03/02/2018	(97,267)
EUR	155,857,434	USD	191,876,087	CITI	03/02/2018	(1,729,987)
EUR	4,291,000	USD	5,357,729	JPM	03/02/2018	(122,708)
EUR	1,562,736,911	USD	1,922,729,173	SSB	03/02/2018	(16,189,836)
EUR	7,870,000	USD	9,788,699	UBS	03/02/2018	(187,298)
USD	190,091,519	EUR	155,857,434	CITI	03/02/2018	(54,580)
EUR	14,054,000	USD	17,192,843	BBP	04/05/2018	(1,600)
EUR	22,421,000	USD	27,442,239	SSB	04/05/2018	(16,249)

						(18,565,100)

			Net unrealized appreciation			$42,863,793

Counterparties:

BBP — Barclays Bank PLC Wholesale

BOA — Bank of America N.A.

CITI — Citibank N.A. London

JPM — JPMorgan Chase Bank N.A.

SSB — State Street Bank London

UBS — UBS AG London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$2,001,020,425	$—	$—	$2,001,020,425
Money market funds	3,119,786	—	—	3,119,786

Total	$2,004,140,211	$—	$—	$2,004,140,211

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$61,428,893	$—	$61,428,893
Liabilities
Forward currency contracts	—	(18,565,100)	—	(18,565,100)

Total	$—	$42,863,793	$—	$42,863,793

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.07%

EXCHANGE-TRADED FUNDS — 99.07%
iShares MSCI Germany ETF[a]	19,073,980	$618,569,171

		618,569,171

TOTAL INVESTMENT COMPANIES
(Cost: $576,765,815)		618,569,171

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b,c]	933,524	933,524

		933,524

TOTAL SHORT-TERM INVESTMENTS
(Cost: $933,524)		933,524

Value
TOTAL INVESTMENTS IN SECURITIES — 99.22%
(Cost: $577,699,339)	$619,502,695
Other Assets, Less Liabilities — 0.78%	4,892,523

NET ASSETS — 100.00%	$624,395,218

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.
[c]	All or a portion of this security was purchased with cash collateral received in connection with outstanding forward currency contracts.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	933,524	[b]	—	933,524	$933,524	$2,254	$—	$—
iShares MSCI Germany ETF	25,676,573	2,783,704		(9,386,297)	19,073,980	618,569,171	1,739,784	29,871,017	13,144,257

						$619,502,695	$1,742,038	$29,871,017	$13,144,257

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	53,510,800	USD	65,264,447	CITI	03/02/2018	$18,739
USD	9,979,024	EUR	7,996,000	BNY	03/02/2018	223,903
USD	66,527,837	EUR	53,510,800	CITI	03/02/2018	1,244,651
USD	1,407,485	EUR	1,125,000	NSI	03/02/2018	34,985
USD	617,430,020	EUR	495,658,200	SSB	03/02/2018	12,726,919
EUR	13,905,000	USD	17,004,591	BOA	04/05/2018	4,391
USD	66,047,310	EUR	53,510,800	CITI	04/05/2018	591,413
USD	586,690,993	EUR	475,715,200	SSB	04/05/2018	4,782,947

						19,627,948

EUR	4,627,000	USD	5,786,327	BOA	03/02/2018	(141,386)
EUR	113,857,600	USD	139,647,443	CITI	03/02/2018	(778,628)
EUR	7,463,000	USD	9,313,488	JPM	03/02/2018	(208,627)
EUR	475,715,200	USD	585,177,268	SSB	03/02/2018	(4,804,631)
EUR	10,138,000	USD	12,605,626	UBS	03/02/2018	(237,264)
EUR	7,548,000	USD	9,238,393	SSB	04/05/2018	(5,470)

						(6,176,006)

			Net unrealized appreciation			$13,451,942

Counterparties:

BNY — Bank of New York

BOA — Bank of America N.A.

CITI — Citibank N.A. London

JPM — JPMorgan Chase Bank N.A.

NSI — Nomura Securities International Inc.

SSB — State Street Bank London

UBS — UBS AG London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$618,569,171	$—	$—	$618,569,171
Money market funds	933,524	—	—	933,524

Total	$619,502,695	$—	$—	$619,502,695

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$19,627,948	$—	$19,627,948
Liabilities
Forward currency contracts	—	(6,176,006)	—	(6,176,006)

Total	$—	$13,451,942	$—	$13,451,942

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.35%

EXCHANGE-TRADED FUNDS — 99.35%
iShares MSCI Italy ETF[a]	136,039	$4,313,797

		4,313,797

TOTAL INVESTMENT COMPANIES
(Cost: $3,752,645)		4,313,797

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	2,019	2,019

		2,019

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,019)		2,019

Value
TOTAL INVESTMENTS IN SECURITIES — 99.40%
(Cost: $3,754,664)	$4,315,816
Other Assets, Less Liabilities — 0.60%	25,956

NET ASSETS — 100.00%	$4,341,772

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$59	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,813	—		(794)[b]	2,019	2,019	16		—	—
iShares MSCI Italy ETF	194,240	—		(65,621)	136,039	4,313,797	23,677		399,029	(160,622)

						$4,315,816	$23,752		$399,029	$(160,622)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	3,692,000	USD	4,502,948	MS	03/02/2018	$1,293
USD	4,595,445	EUR	3,692,000	MS	03/02/2018	91,205
EUR	32,000	USD	39,133	MS	04/05/2018	10
USD	4,458,350	EUR	3,625,000	MS	04/05/2018	24,150

						116,658

EUR	3,692,000	USD	4,530,315	MS	03/02/2018	(26,074)
USD	4,502,948	EUR	3,692,000	MS	03/02/2018	(1,293)
EUR	49,000	USD	59,961	MS	04/05/2018	(23)

						(27,390)

				Net unrealized appreciation		$89,268

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$4,313,797	$—	$—	$4,313,797
Money market funds	2,019	—	—	2,019

Total	$4,315,816	$—	$—	$4,315,816

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$116,658	$—	$116,658
Liabilities
Forward currency contracts	—	(27,390)	—	(27,390)

Total	$—	$89,268	$—	$89,268

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.34%

EXCHANGE-TRADED FUNDS — 99.34%
iShares MSCI Spain ETF[a]	1,128,309	$37,064,951

		37,064,951

TOTAL INVESTMENT COMPANIES
(Cost: $35,782,202)		37,064,951

SHORT-TERM INVESTMENTS — 1.32%

MONEY MARKET FUNDS — 1.32%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b,c]	492,736	492,736

		492,736

TOTAL SHORT-TERM INVESTMENTS
(Cost: $492,736)		492,736

Value
TOTAL INVESTMENTS IN SECURITIES — 100.66%
(Cost: $36,274,938)	$37,557,687
Other Assets, Less Liabilities — (0.66)%	(247,989)

NET ASSETS — 100.00%	$37,309,698

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.
[c]	All or a portion of this security was purchased with cash collateral received in connection with outstanding forward currency contracts.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$2,610	[c]	$(201)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	492,736	[b]	—	492,736	492,736	542		—	—
iShares MSCI Spain ETF	1,589,284	789,396		(1,250,371)	1,128,309	37,064,951	615,557		7,194,344	(8,657,199)

						$37,557,687	$618,709		$7,194,143	$(8,657,199)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	32,040,000	USD	39,077,586	MS	03/02/2018	$11,220
USD	39,870,528	EUR	32,040,000	MS	03/02/2018	781,722
EUR	650,000	USD	794,889	MS	04/05/2018	209
USD	38,831,308	EUR	31,573,000	MS	04/05/2018	210,337

						1,003,488

EUR	32,040,000	USD	39,313,097	MS	03/02/2018	(224,290)
USD	39,077,586	EUR	32,040,000	MS	03/02/2018	(11,220)
EUR	353,000	USD	431,962	MS	04/05/2018	(163)

						(235,673)

				Net unrealized appreciation		$767,815

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$37,064,951	$—	$—	$37,064,951
Money market funds	492,736	—	—	492,736

Total	$37,557,687	$—	$—	$37,557,687

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$1,003,488	$—	$1,003,488
Liabilities
Forward Currency Contracts	—	(235,673)	—	(235,673)

Total	$—	$767,815	$—	$767,815

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

February 28, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.35%

EXCHANGE-TRADED FUNDS — 99.35%
iShares MSCI Switzerland ETF[a]	146,876	$5,128,910

		5,128,910

TOTAL INVESTMENT COMPANIES
(Cost: $4,927,925)		5,128,910

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	1,369	1,369

		1,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,369)		1,369

Value
TOTAL INVESTMENTS IN SECURITIES — 99.37%
(Cost: $4,929,294)	$5,130,279
Other Assets, Less Liabilities — 0.63%	32,348

NET ASSETS — 100.00%	$5,162,627

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$533	[c]	$2	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,245	—		(1,876)[b]	1,369	1,369	13		—	—
iShares MSCI Switzerland ETF	191,281	8,675		(53,080)	146,876	5,128,910	—		202,422	(59,226)

						$5,130,279	$546		$202,424	$(59,226)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

February 28, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	5,329,000	USD	5,638,855	MS	03/02/2018	$3,881
USD	5,718,541	CHF	5,329,000	MS	03/02/2018	75,805
CHF	141,000	USD	149,664	MS	04/05/2018	101
USD	5,411,975	CHF	5,067,000	MS	04/05/2018	29,994

						109,781

CHF	5,329,000	USD	5,678,056	MS	03/02/2018	(35,320)
USD	5,638,855	CHF	5,329,000	MS	03/02/2018	(3,881)
CHF	46,000	USD	48,865	MS	04/05/2018	(5)

						(39,206)

				Net unrealized appreciation		$70,575

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$5,128,910	$—	$—	$5,128,910
Money market funds	1,369	—	—	1,369

Total	$5,130,279	$—	$—	$5,130,279

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$109,781	$—	$109,781
Liabilities
Forward currency contracts	—	(39,206)	—	(39,206)

Total	$—	$70,575	$—	$70,575

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2018

	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF

ASSETS
Investments in securities, at cost:
Affiliated (Note 2)	$2,239,727	$1,882,033,086	$577,699,339

Total cost of investments in securities	$2,239,727	$1,882,033,086	$577,699,339

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$2,857,568	$2,004,140,211	$619,502,695
Cash	—	970,000	—
Receivables:
Dividends and interest	131	2,446	721
Unrealized appreciation on forward currency contracts (Note 1)	36,773	61,428,893	19,627,948

Total Assets	2,894,472	2,066,541,550	639,131,364

LIABILITIES
Payables:
Investment securities purchased	19,268	25,309,274	7,867,991
Due to broker for collateral on forward currency contracts	—	3,110,000	660,000
Capital shares redeemed	—	383,376	—
Unrealized depreciation on forward currency contracts (Note 1)	8,595	18,565,100	6,176,006
Investment advisory fees (Note 2)	66	46,569	32,149

Total Liabilities	27,929	47,414,319	14,736,146

NET ASSETS	$2,866,543	$2,019,127,231	$624,395,218

Net assets consist of:
Paid-in capital	$2,385,926	$2,017,014,248	$645,384,790
Undistributed (distributions in excess of) net investment income	(228)	69,548	792
Accumulated net realized loss	(165,174)	(162,927,483)	(76,245,662)
Net unrealized appreciation	646,019	164,970,918	55,255,298

NET ASSETS	$2,866,543	$2,019,127,231	$624,395,218

Shares outstanding[a]	100,000	68,050,000	22,400,000

Net asset value per share	$28.67	$29.67	$27.87

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2018

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF

ASSETS
Investments in securities, at cost:
Affiliated (Note 2)	$3,754,664	$36,274,938	$4,929,294

Total cost of investments in securities	$3,754,664	$36,274,938	$4,929,294

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$4,315,816	$37,557,687	$5,130,279
Receivables:
Dividends and interest	1	227	2
Unrealized appreciation on forward currency contracts (Note 1)	116,658	1,003,488	109,781

Total Assets	4,432,475	38,561,402	5,240,062

LIABILITIES
Payables:
Investment securities purchased	63,313	555,203	38,109
Due to broker for collateral on forward currency contracts	—	460,000	—
Unrealized depreciation on forward currency contracts (Note 1)	27,390	235,673	39,206
Investment advisory fees (Note 2)	—	828	120

Total Liabilities	90,703	1,251,704	77,435

NET ASSETS	$4,341,772	$37,309,698	$5,162,627

Net assets consist of:
Paid-in capital	$4,116,976	$35,579,473	$5,038,064
Undistributed (distributions in excess of) net investment income	(4,631)	86	(311)
Accumulated net realized loss	(420,993)	(320,425)	(146,686)
Net unrealized appreciation	650,420	2,050,564	271,560

NET ASSETS	$4,341,772	$37,309,698	$5,162,627

Shares outstanding[a]	250,000	1,700,000	200,000

Net asset value per share	$17.37	$21.95	$25.81

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$12,753	$8,457,301	$1,742,038
Securities lending income — affiliated — net (Note 2)	193	—	—

Total investment income	12,946	8,457,301	1,742,038

EXPENSES
Investment advisory fees (Note 2)	8,928	5,844,976	1,787,186
Proxy fees	—	160	82

Total expenses	8,928	5,845,136	1,787,268
Less investment advisory fees waived (Note 2)	(8,496)	(5,562,315)	(1,597,955)

Net expenses	432	282,821	189,313

Net investment income	12,514	8,174,480	1,552,725

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	15,486	346,850	1,765,576
In-kind redemptions — affiliated (Note 2)	—	68,205,042	28,105,441
Forward currency contracts	(63,131)	(94,983,027)	(37,544,088)

Net realized loss	(47,645)	(26,431,135)	(7,673,071)

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	108,029	5,158,059	13,144,257
Forward currency contracts	38,631	68,343,192	25,273,503

Net change in unrealized appreciation/depreciation	146,660	73,501,251	38,417,760

Net realized and unrealized gain	99,015	47,070,116	30,744,689

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$111,529	$55,244,596	$32,297,414

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$23,693	$616,099	$13
Securities lending income — affiliated — net (Note 2)	59	2,610	533

Total investment income	23,752	618,709	546

EXPENSES
Investment advisory fees (Note 2)	15,686	109,370	17,705
Proxy fees	1	6	—

Total expenses	15,687	109,376	17,705
Less investment advisory fees waived (Note 2)	(15,687)	(104,085)	(16,848)

Net expenses	—	5,291	857

Net investment income (loss)	23,752	613,418	(311)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	16,967	43,936	17,278
In-kind redemptions — affiliated (Note 2)	382,062	7,150,207	185,146
Forward currency contracts	(225,627)	(1,897,877)	(143,453)

Net realized gain	173,402	5,296,266	58,971

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	(160,622)	(8,657,199)	(59,226)
Forward currency contracts	181,089	1,560,585	141,364

Net change in unrealized appreciation/depreciation	20,467	(7,096,614)	82,138

Net realized and unrealized gain (loss)	193,869	(1,800,348)	141,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$217,621	$(1,186,930)	$140,798

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Adaptive Currency Hedged MSCI Eurozone ETF		iShares Currency Hedged MSCI Eurozone ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,514	$57,460	$8,174,480	$31,186,404
Net realized loss	(47,645)	(30,787)	(26,431,135)	(92,333,480)
Net change in unrealized appreciation/depreciation	146,660	492,527	73,501,251	263,915,310

Net increase in net assets resulting from operations	111,529	519,200	55,244,596	202,768,234

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,742)	(57,460)	(8,104,932)	(31,186,441)
Return of capital	—	(118)	—	(82,277)

Total distributions to shareholders	(12,742)	(57,578)	(8,104,932)	(31,268,718)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	690,208,108	924,170,392
Cost of shares redeemed	—	—	(509,893,676)	(649,402,041)

Net increase in net assets from capital share transactions	—	—	180,314,432	274,768,351

INCREASE IN NET ASSETS	98,787	461,622	227,454,096	446,267,867

NET ASSETS
Beginning of period	2,767,756	2,306,134	1,791,673,135	1,345,405,268

End of period	$2,866,543	$2,767,756	$2,019,127,231	$1,791,673,135

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(228)	$—	$69,548	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	—	22,800,000	32,400,000
Shares redeemed	—	—	(16,900,000)	(24,650,000)

Net increase in shares outstanding	—	—	5,900,000	7,750,000

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Germany ETF		iShares Currency Hedged MSCI Italy ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,552,725	$17,283,579	$23,752	$203,496
Net realized gain (loss)	(7,673,071)	(53,567,154)	173,402	(1,698,455)
Net change in unrealized appreciation/depreciation	38,417,760	92,607,185	20,467	2,991,894

Net increase in net assets resulting from operations	32,297,414	56,323,610	217,621	1,496,935

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,551,933)	(17,358,630)	(28,389)	(203,490)
From net realized gain	—	—	—	(897,138)

Total distributions to shareholders	(1,551,933)	(17,358,630)	(28,389)	(1,100,628)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,244,202	596,656,116	—	11,028,320
Cost of shares redeemed	(261,645,855)	(337,270,325)	(1,732,566)	(12,560,613)

Net increase (decrease) in net assets from capital share transactions	(197,401,653)	259,385,791	(1,732,566)	(1,532,293)

INCREASE (DECREASE) IN NET ASSETS	(166,656,172)	298,350,771	(1,543,334)	(1,135,986)

NET ASSETS
Beginning of period	791,051,390	492,700,619	5,885,106	7,021,092

End of period	$624,395,218	$791,051,390	$4,341,772	$5,885,106

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$792	$—	$(4,631)	$6

SHARES ISSUED AND REDEEMED
Shares sold	2,250,000	21,800,000	—	700,000
Shares redeemed	(9,350,000)	(12,800,000)	(100,000)	(750,000)

Net increase (decrease) in shares outstanding	(7,100,000)	9,000,000	(100,000)	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Spain ETF		iShares Currency Hedged MSCI Switzerland ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$613,418	$1,864,715	$(311)	$115,364
Net realized gain (loss)	5,296,266	(5,047,407)	58,971	(5,496)
Net change in unrealized appreciation/depreciation	(7,096,614)	12,642,018	82,138	352,263

Net increase (decrease) in net assets resulting from operations	(1,186,930)	9,459,326	140,798	462,131

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(614,347)	(1,870,492)	—	(115,364)
From net realized gain	—	—	(165,021)	(34,566)
Return of capital	—	—	—	(89)

Total distributions to shareholders	(614,347)	(1,870,492)	(165,021)	(150,019)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,945,427	45,251,626	—	3,890,879
Cost of shares redeemed	(38,425,986)	(15,226,656)	(1,371,401)	(2,321,374)

Net increase (decrease) in net assets from capital share transactions	(14,480,559)	30,024,970	(1,371,401)	1,569,505

INCREASE (DECREASE) IN NET ASSETS	(16,281,836)	37,613,804	(1,395,624)	1,881,617

NET ASSETS
Beginning of period	53,591,534	15,977,730	6,558,251	4,676,634

End of period	$37,309,698	$53,591,534	$5,162,627	$6,558,251

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$86	$1,015	$(311)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	2,250,000	—	150,000
Shares redeemed	(1,700,000)	(750,000)	(50,000)	(100,000)

Net increase (decrease) in shares outstanding	(650,000)	1,500,000	(50,000)	50,000

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Adaptive Currency Hedged MSCI Eurozone ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from Jan. 5, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$27.68	$23.06	$23.86

Income from investment operations:
Net investment income[b]	0.13	0.57	0.56
Net realized and unrealized gain (loss)[c]	0.99	4.63	(0.80)

Total from investment operations	1.12	5.20	(0.24)

Less distributions from:
Net investment income	(0.13)	(0.58)	(0.56)
Return of capital	—	(0.00)[d]	(0.00)[d]

Total distributions	(0.13)	(0.58)	(0.56)

Net asset value, end of period	$28.67	$27.68	$23.06

Total return	3.96%[e]	22.75%	(0.75)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,867	$2,768	$2,306
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets[f]	0.87%	2.28%	3.79%
Portfolio turnover rate[h,i]	3%[e]	6%	4%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 80 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Eurozone ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Period from Jul. 9, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$28.83	$24.73	$25.90	$24.87	$25.14

Income from investment operations:
Net investment income (loss)[b]	0.13	0.64	0.60	1.17	(0.00)[c]
Net realized and unrealized gain (loss)[d]	0.84	4.07	(0.93)	0.65	(0.27)

Total from investment operations	0.97	4.71	(0.33)	1.82	(0.27)

Less distributions from:
Net investment income	(0.13)	(0.61)	(0.71)	(0.63)	—
Net realized gain	—	—	(0.13)	(0.16)	—
Return of capital	—	(0.00)[c]	(0.00)[c]	(0.00)[c]	—

Total distributions	(0.13)	(0.61)	(0.84)	(0.79)	—

Net asset value, end of period	$29.67	$28.83	$24.73	$25.90	$24.87

Total return	3.35%[e]	19.13%	(1.02)%	7.27%	(1.11)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,019,127	$1,791,673	$1,345,405	$1,562,767	$3,730
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	0.87%	2.32%	2.42%	4.15%	(0.04)%
Portfolio turnover rate[h,i]	5%[e]	9%	12%	21%	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 80 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Germany ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Period from Jan. 31, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$26.82	$24.03	$24.01	$23.63	$23.68

Income from investment operations:
Net investment income[b]	0.07	0.74	0.31	0.99	1.04
Net realized and unrealized gain (loss)[c]	1.05	2.62	0.46	0.68	(0.59)

Total from investment operations	1.12	3.36	0.77	1.67	0.45

Less distributions from:
Net investment income	(0.07)	(0.57)	(0.54)	(0.46)	(0.50)
Net realized gain	—	—	(0.21)	(0.83)	(0.00)[d]
Return of capital	—	—	—	(0.00)[d]	—

Total distributions	(0.07)	(0.57)	(0.75)	(1.29)	(0.50)

Net asset value, end of period	$27.87	$26.82	$24.03	$24.01	$23.63

Total return	4.19%[e]	13.88%	3.50%	7.00%	1.79%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$624,395	$791,051	$492,701	$1,746,987	$51,995
Ratio of expenses to average net assets[f,g]	0.06%	0.05%	0.05%	0.05%	0.06%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[g]	0.46%	2.75%	1.33%	3.69%	7.36%
Portfolio turnover rate[h,i]	4%[e]	9%	11%	21%	4%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 81 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Italy ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$16.81	$17.55	$23.52	$23.65

Income from investment operations:
Net investment income (loss)[b]	0.08	0.51	0.41	(0.00)[c]
Net realized and unrealized gain (loss)[d]	0.59	3.71	(4.93)	(0.13)

Total from investment operations	0.67	4.22	(4.52)	(0.13)

Less distributions from:
Net investment income	(0.11)	(0.48)	(0.70)	—
Net realized gain	—	(4.48)	(0.75)	—

Total distributions	(0.11)	(4.96)	(1.45)	—

Net asset value, end of period	$17.37	$16.81	$17.55	$23.52

Total return	4.02%[e]	31.21%	(19.68)%	(0.55)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,342	$5,885	$7,021	$85,845
Ratio of expenses to average net assets[f,g]	0.00%	0.00%	0.00%	0.00%[h]
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	0.94%	3.15%	1.90%	(0.00)%[h]
Portfolio turnover rate[i,j]	5%[e]	12%	12%	0%[e,k]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Rounds to less than 0.01%.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[j]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 82 for the portfolio turnover rates of the underlying fund.
[k]	Rounds to less than 1%.

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Spain ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$22.80	$18.80	$22.73	$23.77

Income from investment operations:
Net investment income (loss)[b]	0.39	0.94	0.80	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(0.86)	3.81	(3.61)	(1.04)

Total from investment operations	(0.47)	4.75	(2.81)	(1.04)

Less distributions from:
Net investment income	(0.38)	(0.75)	(0.81)	—
Net realized gain	—	—	(0.31)	—

Total distributions	(0.38)	(0.75)	(1.12)	—

Net asset value, end of period	$21.95	$22.80	$18.80	$22.73

Total return	(2.07)%[e]	25.70%	(12.51)%	(4.33)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,310	$53,592	$15,978	$56,825
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	3.48%	4.29%	4.02%	(0.03)%
Portfolio turnover rate[h,i]	6%[e]	9%	15%	0%[e,j]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 83 for the portfolio turnover rates of the underlying fund.
[j]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Switzerland ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$26.23	$23.38	$24.67	$24.64

Income from investment operations:
Net investment income (loss)[b]	0.00 [c]	0.66	0.41	(0.00)[c]
Net realized and unrealized gain (loss)[d]	0.41	3.00	(0.27)	0.03

Total from investment operations	0.41	3.66	0.14	0.03

Less distributions from:
Net investment income	—	(0.58)	(0.61)	—
Net realized gain	(0.83)	(0.23)	(0.82)	—
Return of capital	—	(0.00)[c]	—	—

Total distributions	(0.83)	(0.81)	(1.43)	—

Net asset value, end of period	$25.81	$26.23	$23.38	$24.67

Total return	1.44%[e]	15.88%	0.63%	0.12%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,163	$6,558	$4,677	$3,701
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	(0.01)%	2.65%	1.72%	(0.04)%
Portfolio turnover rate[h,i]	5%[e]	11%	19%	1%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 84 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI Eurozone	Non-diversified
Currency Hedged MSCI Eurozone	Diversified
Currency Hedged MSCI Germany	Diversified
Currency Hedged MSCI Italy	Non-diversified
Currency Hedged MSCI Spain	Non-diversified
Currency Hedged MSCI Switzerland	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares, Inc. (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying funds can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to i attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; v quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the Funds have elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

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iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except i interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and v litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares Adaptive Currency Hedged MSCI Eurozone ETF and the iShares Currency Hedged Eurozone ETF, BFA is entitled to an annual investment advisory fee of 0.62%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund. In addition, each Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2020 so that each Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to each Fund’s investment in the iShares MSCI Eurozone ETF (“EZU”), after taking into account any fee waivers by EZU, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Germany ETF, BFA is entitled to an annual investment advisory fee of 0.53%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For its investment advisory services to the iShares Currency Hedged MSCI Italy ETF, BFA is entitled to an annual investment advisory fee of 0.62%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Italy ETF (“EWI”), after taking into account any fee waivers by EWI, plus 0.03%. BFA has also contractually agreed to an additional reduction in the investment advisory fee of 0.03% through December 31, 2020.

For its investment advisory services to the iShares Currency Hedged MSCI Spain ETF, BFA is entitled to an annual investment advisory fee of 0.62%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Spain ETF (“EWP”), after taking into account any fee waivers by EWP, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Switzerland ETF, BFA is entitled to an annual investment advisory fee of 0.62%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Switzerland ETF (“EWL”), after taking into account any fee waivers by EWL, plus 0.03%.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Adaptive Currency Hedged MSCI Eurozone	$80
Currency Hedged MSCI Italy	21
Currency Hedged MSCI Spain	784
Currency Hedged MSCI Switzerland	179

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of the Fund acquired for their own accounts. A large sale or redemption of shares of the Fund by Affiliates could significantly reduce the asset size of a Fund, which might have an adverse effect on the Fund. As of February 28, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Adaptive Currency Hedged MSCI Eurozone	1	29.00%

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iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI Eurozone	$77,615	$116,509
Currency Hedged MSCI Eurozone	86,356,909	129,584,301
Currency Hedged MSCI Germany	27,949,712	43,713,148
Currency Hedged MSCI Italy	231,907	309,692
Currency Hedged MSCI Spain	2,447,409	2,924,644
Currency Hedged MSCI Switzerland	301,615	518,104

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Eurozone	$691,545,023	$509,817,916
Currency Hedged MSCI Germany	64,396,719	262,890,771
Currency Hedged MSCI Italy	—	1,730,353
Currency Hedged MSCI Spain	23,806,990	38,376,712
Currency Hedged MSCI Switzerland	—	1,360,648

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	FORWARD CURRENCY CONTRACTS

Each Fund uses forward currency contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held by the Fund or its underlying fund. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$36,773	$61,428,893	$19,627,948

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$116,658	$1,003,488	$109,781

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iSHARES® TRUST

Liabilities
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$8,595	$18,565,100	$6,176,006

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$27,390	$235,673	$39,206

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$(63,131)	$(94,983,027)	$(37,544,088)

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts	$(225,627)	$(1,897,877)	$(143,453)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$38,631	$68,343,192	$25,273,503

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts	$181,089	$1,560,585	$141,364

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 28, 2018:

	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Average amounts purchased in U.S. dollars	$1,988,267	$2,188,028,713	$831,485,894
Average amounts sold in U.S. dollars	$4,113,554	$4,064,611,380	$1,527,113,134

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Average amounts purchased in U.S. dollars	$8,986,434	$67,312,677	$9,854,585
Average amounts sold in U.S. dollars	$14,071,134	$104,570,396	$15,567,531

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Except for NDFs, the forward currency contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as “Cash pledged to broker for forward currency contracts” on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for collateral on forwards.” To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

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The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of February 28, 2018:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Cash Collateral Received [a]	Net Amount of Derivative Assets
iShares Adaptive Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$36,773	$(8,595)	$—	$28,178

iShares Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$61,428,893	$(18,239,357)	$(3,110,000)	$40,079,536

iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$19,627,948	$(5,593,120)	$(660,000)	$13,374,828

iShares Currency Hedged MSCI Italy ETF
Forward currency contracts	$116,658	$(27,390)	$—	$89,268

iShares Currency Hedged MSCI Spain ETF
Forward currency contracts	$1,003,488	$(235,673)	$(460,000)	$307,815

iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts	$109,781	$(39,206)	$—	$70,575

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Cash Collateral Pledged [a]	Net Amount of Derivative Liabilities
iShares Adaptive Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$8,595	$(8,595)	$—	$—

iShares Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$18,565,100	$(18,239,357)	$—	$325,743

iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$6,176,006	$(5,593,120)	$—	$582,886

iShares Currency Hedged MSCI Italy ETF
Forward currency contracts	$27,390	$(27,390)	$—	$—

iShares Currency Hedged MSCI Spain ETF
Forward currency contracts	$235,673	$(235,673)	$—	$—

iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts	$39,206	$(39,206)	$—	$—

[a]	Excess of collateral received and/or pledged is not shown for financial reporting purposes.

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

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The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Adaptive Currency Hedged MSCI Eurozone	$127,004
Currency Hedged MSCI Eurozone	149,160,625
Currency Hedged MSCI Germany	76,883,386
Currency Hedged MSCI Spain	6,188,212

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Adaptive Currency Hedged MSCI Eurozone	$2,240,705	$653,636	$(8,595)	$645,041
Currency Hedged MSCI Eurozone	1,894,848,208	183,536,018	(31,380,222)	152,155,796
Currency Hedged MSCI Germany	581,210,106	61,431,304	(9,686,773)	51,744,531
Currency Hedged MSCI Italy	3,767,422	677,810	(40,148)	637,662
Currency Hedged MSCI Spain	36,496,187	2,286,237	(456,922)	1,829,315
Currency Hedged MSCI Switzerland	4,947,880	310,766	(57,792)	252,974

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

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Notes to Financial Statements (Unaudited) (Continued)

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9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Supplemental Information (Unaudited)

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Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Adaptive Currency Hedged MSCI Eurozone	$0.112100	$—	$0.015320	$0.127420	88%	—%	12%	100%
Currency Hedged MSCI Eurozone	0.111992	—	0.016048	0.128040	87	—	13	100
Currency Hedged MSCI Germany	0.026604	—	0.040725	0.067329	40	—	60	100
Currency Hedged MSCI Spain	0.337041	—	0.046926	0.383967	88	—	12	100
Currency Hedged MSCI Switzerland	—	0.825105	—	0.825105	—	100	—	100

SUPPLEMENTAL INFORMATION	53

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Financial Information

February 28, 2018

iShares, Inc.

iShares MSCI Eurozone ETF  |  EZU  |  Cboe BZX

iShares MSCI Germany ETF  |  EWG  |  NYSE Arca

iShares MSCI Italy ETF  |  EWI  |  NYSE Arca

iShares MSCI Spain ETF  |  EWP  |  NYSE Arca

iShares MSCI Switzerland ETF  |  EWL  |  NYSE Arca

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROZONE ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 97.84%

AUSTRIA — 0.82%
ANDRITZ AG	239,087	$13,909,443
Erste Group Bank AG	975,173	49,846,507
OMV AG	479,629	27,552,547
Raiffeisen Bank International AGa	476,222	18,580,573
Voestalpine AG	368,212	21,376,682

		131,265,752
BELGIUM — 3.40%
Ageas	610,670	32,138,292
Anheuser-Busch InBev SA/NV	2,472,397	263,792,466
Colruyt SA	193,175	10,444,413
Groupe Bruxelles Lambert SA	257,252	29,505,759
KBC Group NV	811,332	76,491,558
Proximus SADP	493,236	15,875,579
Solvay SA	240,533	33,179,717
Telenet Group Holding NVa	174,506	12,014,611
UCB SA	410,095	34,051,749
Umicore SA	679,812	38,571,270

		546,065,414
FINLAND — 3.11%
Elisa OYJ	462,627	19,945,999
Fortum OYJ	1,432,607	31,538,402
Kone OYJ Class B	1,096,814	56,973,911
Metso OYJ	368,505	11,851,926
Neste OYJ	416,920	30,631,841
Nokia OYJ	18,951,976	111,020,324
Nokian Renkaat OYJ	377,731	17,400,632
Orion OYJ Class B	340,393	11,126,301
Sampo OYJ Class A	1,445,980	82,253,850
Stora Enso OYJ Class R	1,797,114	31,946,229
UPM-Kymmene OYJ	1,733,441	59,683,646
Wartsila OYJ Abp	479,634	33,894,080

		498,267,141
FRANCE — 32.49%
Accor SA	604,960	35,047,390
Aeroports de Paris	97,525	19,745,105
Air Liquide SA	1,383,815	174,093,546
Airbus SE	1,886,414	226,257,311
Alstom SA	502,503	21,236,224
Amundi SAb	192,126	15,737,373
Arkema SA	221,833	29,071,536
Atos SE	308,845	40,870,102

Security	Shares	Value
AXA SA	6,285,420	$198,243,168
BioMerieux	130,757	10,079,000
BNP Paribas SA	3,641,655	290,343,889
Bollore SA	2,832,737	16,051,694
Bouygues SA	694,631	35,294,646
Bureau Veritas SA	867,961	22,770,681
Capgemini SE	523,149	65,688,169
Carrefour SA	1,883,163	43,524,374
Casino Guichard Perrachon SA	180,685	9,833,023
Cie. de Saint-Gobain	1,634,669	93,196,670
Cie. Generale des Etablissements Michelin SCA Class B	556,961	86,067,028
CNP Assurances	554,850	13,534,462
Credit Agricole SA	3,691,132	63,634,230
Danone SA	1,949,432	156,328,893
Dassault Aviation SA	8,091	14,081,911
Dassault Systemes SE	421,633	54,638,521
Edenred	727,357	25,664,420
Eiffage SA	239,684	26,046,667
Electricite de France SA	1,867,117	24,377,750
Engie SA	5,910,087	92,806,099
Essilor International Cie. Generale d’Optique SA	673,080	88,536,478
Eurazeo SA	139,134	13,312,561
Eurofins Scientific SE	36,580	20,683,429
Eutelsat Communications SA	568,775	13,319,169
Faurecia SA	238,905	20,186,849
Fonciere Des Regions	108,206	11,343,123
Gecina SA	154,754	27,198,269
Getlink SE Registered	1,527,347	19,680,794
Hermes International	102,493	55,264,994
ICADE	110,800	10,750,170
Iliad SA	86,117	20,260,797
Imerys SA	115,528	11,807,737
Ingenico Group SA	191,839	16,734,002
Ipsen SA	123,131	18,148,865
JCDecaux SA	244,004	9,511,283
Kering SA	245,697	116,269,816
Klepierre SA	712,953	29,503,950
L’Oreal SA	816,572	176,329,843
Lagardere SCA	388,618	11,470,271
Legrand SA	864,017	68,012,174
LVMH Moet Hennessy Louis Vuitton SE	903,059	271,499,138
Natixis SA	3,067,133	26,559,896

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2018

Security	Shares	Value
Orange SA	6,452,065	$109,697,546
Pernod Ricard SA	689,808	113,578,833
Peugeot SA	1,905,177	43,254,747
Publicis Groupe SA	670,525	50,736,695
Remy Cointreau SA	73,205	9,990,937
Renault SA	623,384	68,032,594
Rexel SA	988,206	17,446,225
Safran SA	1,083,551	120,129,217
Sanofi	3,683,049	292,116,882
Schneider Electric SE	1,834,765	160,179,726
SCOR SE	558,492	23,833,965
SEB SA	73,789	15,110,461
SES SA	1,187,609	19,018,384
Societe BIC SA	93,106	9,782,917
Societe Generale SA	2,488,302	143,002,548
Sodexo SA	295,133	36,391,867
STMicroelectronics NV	2,069,679	47,507,045
Suez	1,200,384	16,580,355
Teleperformance	182,572	26,075,130
Thales SA	348,982	38,962,727
TOTAL SA	7,784,515	445,951,394
Ubisoft Entertainment SAa	200,302	16,612,294
Unibail-Rodamco SE	323,049	75,550,819
Valeo SA	778,739	50,775,743
Veolia Environnement SA	1,552,869	37,822,331
Vinci SA	1,637,265	162,387,185
Vivendi SA	3,346,225	86,726,033
Wendel SA	92,660	16,115,628

		5,214,017,718
GERMANY — 27.67%
1&1 Drillisch AG	168,589	13,046,568
adidas AG	610,290	135,916,578
Allianz SE Registered	1,447,615	339,027,515
Axel Springer SE	156,938	14,164,304
BASF SE	2,979,459	314,005,189
Bayer AG Registered	2,682,124	314,792,766
Bayerische Motoren Werke AG	1,074,052	113,731,429
Beiersdorf AG	325,569	35,784,886
Brenntag AG	500,369	31,416,973
Commerzbank AGa	3,454,194	53,664,041
Continental AG	356,402	98,108,604
Covestro AGb	524,909	59,756,785
Daimler AG Registered	3,123,723	268,480,157
Deutsche Bank AG Registered	6,709,477	108,018,466
Deutsche Boerse AG	626,209	83,593,109

Security	Shares	Value
Deutsche Lufthansa AG Registered	767,351	$25,849,559
Deutsche Post AG Registered	3,145,081	144,383,264
Deutsche Telekom AG Registered	10,815,863	174,920,257
Deutsche Wohnen SE Bearer	1,153,845	47,777,416
E.ON SE	7,145,316	72,855,631
Evonik Industries AG	528,386	19,610,500
Fraport AG Frankfurt Airport Services Worldwide	135,177	13,872,052
Fresenius Medical Care AG & Co. KGaA	700,018	74,364,004
Fresenius SE & Co. KGaA	1,348,165	110,331,869
GEA Group AG	592,920	28,166,895
Hannover Rueck SE	195,338	26,659,514
HeidelbergCement AG	482,141	48,654,721
Henkel AG & Co. KGaA	337,204	40,654,142
HOCHTIEF AG	62,923	10,629,054
HUGO BOSS AG	205,190	18,359,080
Infineon Technologies AG	3,686,464	100,714,829
Innogy SEb	452,116	18,092,206
K+S AG Registered[c]	621,986	17,409,997
KION Group AG	230,838	19,843,058
Lanxess AG	297,332	24,877,181
Linde AGa	600,837	135,093,737
MAN SE	113,529	12,960,390
Merck KGaA	419,364	42,053,682
METRO AG	585,165	11,451,265
MTU Aero Engines AG	169,249	28,404,029
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	503,066	112,957,263
Osram Licht AG	323,673	25,770,451
ProSiebenSat.1 Media SE Registered	757,983	30,082,396
QIAGEN NVa	704,610	23,804,769
RTL Group SAa	125,387	11,026,132
RWE AGa	1,684,494	33,714,246
SAP SE	3,185,068	334,858,541
Siemens AG Registered	2,481,844	328,245,964
Symrise AG	401,572	32,756,319
Telefonica Deutschland Holding AG	2,417,206	11,173,475
thyssenkrupp AG	1,415,012	38,520,305

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2018

Security	Shares	Value
Uniper SE	645,548	$19,628,460
United Internet AG Registered[d]	398,275	27,182,923
Volkswagen AG	104,956	21,057,586
Vonovia SE	1,568,132	71,817,117
Wirecard AG	378,521	45,575,404
Zalando SEa,b,c	361,786	20,694,742

		4,440,361,795
IRELAND — 1.43%
AIB Group PLC	2,623,060	17,275,769
Bank of Ireland Group PLC[a]	3,006,321	28,233,290
CRH PLC	2,732,211	90,872,982
Irish Bank Resolution Corp. Ltd.[a,e]	446,666	5
Kerry Group PLC Class A	521,873	52,161,394
Paddy Power Betfair PLC	263,011	30,666,712
Ryanair Holdings PLC[a]	42,432	838,386
Ryanair Holdings PLC ADR[a]	75,132	9,110,506

		229,159,044
ITALY — 7.29%
Assicurazioni Generali SpA	4,064,998	76,549,620
Atlantia SpA	1,486,802	46,023,555
CNH Industrial NV	3,327,897	45,236,121
Davide Campari-Milano SpA	1,819,835	13,095,420
Enel SpA	26,443,821	154,133,360
Eni SpA	8,291,169	138,680,474
EXOR NV	356,778	26,065,154
Ferrari NV	398,965	49,876,282
Fiat Chrysler Automobiles NVa	3,490,839	74,814,611
Intesa Sanpaolo SpA	43,638,721	164,781,469
Leonardo SpA	873,382	9,427,204
Luxottica Group SpA	552,364	33,253,390
Mediobanca Banca di Credito Finanziario SpA	1,979,701	23,792,910
Poste Italiane SpA[b]	1,716,081	14,780,901
Prysmian SpA	677,551	21,419,651
Recordati SpA	343,142	12,325,217
Snam SpA	7,494,691	33,647,667
Telecom Italia SpA/Milano[a]	37,274,176	33,641,486
Tenaris SA	1,534,818	26,581,570
Terna Rete Elettrica Nazionale SpA	4,614,807	25,665,740
UniCredit SpA[a]	6,498,256	138,270,041
UnipolSai Assicurazioni SpA	3,446,171	8,315,881

		1,170,377,724

Security	Shares	Value
NETHERLANDS — 11.20%
ABN AMRO Group NV CVA[b]	1,375,025	$42,932,479
Aegon NV	5,733,752	40,084,871
AerCap Holdings NVa	442,156	21,935,359
Akzo Nobel NV	817,943	79,568,943
Altice NV Class Aa,c	1,726,554	16,606,280
ArcelorMittal[a]	2,156,154	74,290,560
ASML Holding NV	1,258,051	247,495,907
Boskalis Westminster	294,678	11,141,530
Heineken Holding NV	368,488	36,740,623
Heineken NV	839,756	87,610,824
ING Groep NV	12,595,887	222,419,435
Koninklijke Ahold Delhaize NV	4,156,863	93,803,662
Koninklijke DSM NV	586,990	60,953,655
Koninklijke KPN NV	10,979,186	34,414,279
Koninklijke Philips NV	3,050,491	117,308,404
Koninklijke Vopak NV	236,393	11,201,109
NN Group NV	989,307	44,354,939
NXP Semiconductors NVa	1,099,424	137,054,196
Randstad Holding NV	388,004	27,854,276
RELX NV	3,139,020	64,510,349
Unilever NV CVA	5,281,537	276,829,022
Wolters Kluwer NV	944,969	48,037,531

		1,797,148,233
PORTUGAL — 0.45%
EDP – Energias de Portugal SA	7,737,322	25,979,590
Galp Energia SGPS SA	1,640,430	29,751,172
Jeronimo Martins SGPS SA	812,637	16,908,731

		72,639,493
SPAIN — 9.81%
Abertis Infraestructuras SA	2,247,943	53,737,415
ACS Actividades de Construccion y Servicios SA	791,542	27,349,913
Aena SME SAb	220,485	45,083,540
Amadeus IT Group SA	1,425,061	105,257,906
Banco Bilbao Vizcaya Argentaria SA	21,642,850	181,873,355
Banco de Sabadell SA	17,355,403	36,524,567
Banco Santander SA	52,368,684	361,959,749
Bankia SA	3,907,338	18,719,225
Bankinter SA	2,209,418	24,435,701
CaixaBank SA	11,656,370	57,037,391
Enagas SA	567,013	14,813,166
Endesa SA	1,028,820	21,708,055

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2018

Security	Shares	Value
Ferrovial SA	1,603,682	$34,747,125
Gas Natural SDG SA	1,137,105	26,093,972
Grifols SA	976,343	26,888,202
Iberdrola SA	18,865,740	139,806,388
Industria de Diseno Textil SA	3,541,454	107,810,632
International Consolidated Airlines Group SA	2,019,260	17,121,327
Mapfre SA	3,556,014	12,013,751
Red Electrica Corp. SA	1,405,085	27,419,402
Repsol SA	4,099,432	73,523,153
Siemens Gamesa Renewable Energy SAc	776,548	12,393,028
Telefonica SA	15,140,433	147,599,034

		1,573,915,997
UNITED KINGDOM — 0.17%
Coca-Cola European Partners PLC	706,700	26,868,735

		26,868,735
TOTAL COMMON STOCKS
(Cost: $14,747,736,315)		15,700,087,046

PREFERRED STOCKS — 1.89%

GERMANY — 1.72%
Bayerische Motoren Werke AG, Preference Shares	180,899	16,481,327
Fuchs Petrolub SE, Preference Shares	227,807	12,964,244
Henkel AG & Co. KGaA, Preference Shares	577,109	76,933,132
Porsche Automobil Holding SE, Preference Shares	497,368	41,929,239
Schaeffler AG, Preference Shares	539,610	8,789,401
Volkswagen AG, Preference Shares	602,447	118,386,916

		275,484,259
ITALY — 0.17%
Intesa Sanpaolo SpA, Preference Shares	3,107,494	12,416,225
Telecom Italia SpA/Milano, Preference Shares	19,370,160	14,812,766

		27,228,991

TOTAL PREFERRED STOCKS
(Cost: $309,510,674)		302,713,250

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[f,g,h]	56,803,616	$56,809,296
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[f,g]	2,539,008	2,539,008

		59,348,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,345,983)		59,348,304

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $15,116,592,972)		16,062,148,600
Other Assets, Less Liabilities — (0.10)%		(15,421,681)

NET ASSETS — 100.00%		$16,046,726,919

ADR  —  American Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	57,577,483	—		(773,867)[b]	56,803,616	$56,809,296	$547,697	[c]	$(4,091)	$(6,717)
BlackRock Cash Funds: Treasury, SL Agency Shares	489,933	2,049,075	[b]	—	2,539,008	2,539,008	37,259		—	—

						$59,348,304	$584,956		$(4,091)	$(6,717)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
Euro STOXX 50	1,045	Mar 2018	$43,819	$(1,822,579)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$15,700,087,040	$—	$5	$15,700,087,045
Preferred stocks	302,713,250	—	—	302,713,250
Money market funds	59,348,304	—	—	59,348,304

Total	$16,062,148,594	$—	$5	$16,062,148,599

Derivative financial instruments[a]
Liabilities
Futures contracts	$(1,822,579)	$—	$—	$(1,822,579)

Total	$(1,822,579)	$—	$—	$(1,822,579)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 93.53%

AEROSPACE & DEFENSE — 0.60%
MTU Aero Engines AG	155,172	$26,041,572

		26,041,572
AIR FREIGHT & LOGISTICS — 3.04%
Deutsche Post AG Registered	2,898,591	133,067,488

		133,067,488
AIRLINES — 0.54%
Deutsche Lufthansa AG Registered	701,989	23,647,726

		23,647,726
AUTO COMPONENTS — 2.07%
Continental AG	328,413	90,403,929

		90,403,929
AUTOMOBILES — 8.49%
Bayerische Motoren Werke AG	988,470	104,669,146
Daimler AG Registered[a]	2,874,535	247,062,754
Volkswagen AG	96,833	19,427,848

		371,159,748
BANKS — 1.13%
Commerzbank AGb	3,178,003	49,373,163

		49,373,163
CAPITAL MARKETS — 4.03%
Deutsche Bank AG Registered	6,170,202	99,336,469
Deutsche Boerse AG	576,187	76,915,635

		176,252,104
CHEMICALS — 12.71%
BASF SE	2,742,053	288,984,970
Covestro AGc	483,656	55,060,453
Evonik Industries AG	486,178	18,043,993
K+S AG Registered[d]	569,842	15,950,436
Lanxess AG	273,118	22,851,244
Linde AGb	554,497	124,674,533
Symrise AG	368,175	30,032,118

		555,597,747
CONSTRUCTION & ENGINEERING — 0.22%
HOCHTIEF AG	57,822	9,767,385

		9,767,385
CONSTRUCTION MATERIALS — 1.02%
HeidelbergCement AG	443,709	44,776,399

		44,776,399

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.92%
Deutsche Telekom AG Registered	9,950,490	$160,924,955
Telefonica Deutschland Holding AG	2,226,508	10,291,979

		171,216,934
ELECTRICAL EQUIPMENT — 0.54%
Osram Licht AG	296,918	23,640,251

		23,640,251
FOOD & STAPLES RETAILING — 0.24%
METRO AG	539,111	10,550,021

		10,550,021
HEALTH CARE PROVIDERS & SERVICES — 3.89%
Fresenius Medical Care AG & Co. KGaA	643,568	68,367,233
Fresenius SE & Co. KGaA	1,241,144	101,573,425

		169,940,658
HOUSEHOLD PRODUCTS — 0.85%
Henkel AG & Co. KGaA	309,772	37,346,872

		37,346,872
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.42%
Uniper SE	602,639	18,323,774

		18,323,774
INDUSTRIAL CONGLOMERATES — 6.91%
Siemens AG Registered	2,283,853	302,059,891

		302,059,891
INSURANCE — 10.08%
Allianz SE Registered	1,332,560	312,081,945
Hannover Rueck SE	179,962	24,561,014
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	463,550	104,084,433

		440,727,392
INTERNET & DIRECT MARKETING RETAIL — 0.43%
Zalando SEb,c,d	331,807	18,979,894

		18,979,894
INTERNET SOFTWARE & SERVICES — 0.57%
United Internet AG Registered[a]	367,212	25,062,822

		25,062,822
IT SERVICES — 0.97%
Wirecard AG	350,451	42,195,667

		42,195,667

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2018

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.51%
QIAGEN NVb	654,989	$22,128,358

		22,128,358
MACHINERY — 1.29%
GEA Group AG	545,950	25,935,567
KION Group AG	211,282	18,162,005
MAN SE	105,627	12,058,303

		56,155,875
MEDIA — 1.17%
Axel Springer SE	145,374	13,120,605
ProSiebenSat.1 Media SE Registered	695,415	27,599,233
RTL Group SAb	115,864	10,188,710

		50,908,548
METALS & MINING — 0.81%
thyssenkrupp AG	1,300,970	35,415,785

		35,415,785
MULTI-UTILITIES — 2.62%
E.ON SE	6,571,223	67,002,019
Innogy SEc	413,748	16,556,843
RWE AGb	1,546,968	30,961,737

		114,520,599
PERSONAL PRODUCTS — 0.76%
Beiersdorf AG	300,933	33,077,022

		33,077,022
PHARMACEUTICALS — 7.52%
Bayer AG Registered	2,468,791	289,754,518
Merck KGaA	386,222	38,730,213

		328,484,731
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.52%
Deutsche Wohnen SE Bearer	1,058,823	43,842,827
Vonovia SE	1,445,404	66,196,435

		110,039,262
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.12%
Infineon Technologies AG	3,390,911	92,640,271

		92,640,271
SOFTWARE — 7.06%
SAP SE	2,934,108	308,474,144

		308,474,144
TEXTILES, APPAREL & LUXURY GOODS — 3.25%
adidas AG	562,145	125,194,293
HUGO BOSS AG	188,766	16,889,566

		142,083,859

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.66%
Brenntag AG	461,257	$28,961,224

		28,961,224
TRANSPORTATION INFRASTRUCTURE — 0.29%
Fraport AG Frankfurt Airport Services Worldwide	124,715	12,798,427

		12,798,427
WIRELESS TELECOMMUNICATION SERVICES — 0.28%
1&1 Drillisch AG	158,776	12,287,171

		12,287,171

TOTAL COMMON STOCKS
(Cost: $4,058,112,615)		4,088,106,713

PREFERRED STOCKS — 5.79%

AUTO COMPONENTS — 0.18%
Schaeffler AG, Preference Shares	497,030	8,095,840

		8,095,840
AUTOMOBILES — 3.72%
Bayerische Motoren Werke AG, Preference Shares	165,191	15,050,204
Porsche Automobil Holding SE, Preference Shares	457,150	38,538,771
Volkswagen AG, Preference Shares	554,055	108,877,399

		162,466,374
CHEMICALS — 0.27%
Fuchs Petrolub SE, Preference Shares	208,305	11,854,407

		11,854,407
HOUSEHOLD PRODUCTS — 1.62%
Henkel AG & Co. KGaA, Preference Shares	531,901	70,906,553

		70,906,553

TOTAL PREFERRED STOCKS
(Cost: $277,964,637)		253,323,174

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	25,385,150	25,387,689

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	1,692,113	$1,692,113

		27,079,802

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,079,802)		27,079,802

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $4,363,157,054)		4,368,509,689
Other Assets, Less Liabilities — 0.06%		2,437,777

NET ASSETS — 100.00%		$4,370,947,466

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Non-income producing security.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	All or a portion of this security is on loan.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	69,810,722	—		(44,425,572)[b]	25,385,150	$25,387,689	$270,933	[c]	$(6,615)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	589,306	1,102,807	[b]	—	1,692,113	1,692,113	7,757		—	—

						$27,079,802	$278,690		$(6,615)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
DAX Index	75	Mar 2018	$28,431	$(1,300,437)

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$4,088,106,713	$—	$—	$4,088,106,713
Preferred stocks	253,323,174	—	—	253,323,174
Money market funds	27,079,802	—	—	27,079,802

Total	$4,368,509,689	$—	$—	$4,368,509,689

Derivative financial instruments[a]
Liabilities
Futures contracts	$(1,300,437)	$—	$—	$(1,300,437)

Total	$(1,300,437)	$—	$—	$(1,300,437)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 97.65%

AEROSPACE & DEFENSE — 1.55%
Leonardo SpA	1,020,041	$11,010,228

		11,010,228
AUTOMOBILES — 8.86%
Ferrari NV	252,290	31,539,827
Fiat Chrysler Automobiles NVa	1,465,529	31,408,776

		62,948,603
BANKS — 25.31%
Intesa Sanpaolo SpA	23,461,061	88,589,858
Mediobanca Banca di Credito Finanziario SpA	1,536,478	18,466,063
UniCredit SpA[a]	3,417,689	72,721,665

		179,777,586
BEVERAGES — 1.53%
Davide Campari-Milano SpA	1,505,838	10,835,917

		10,835,917
DIVERSIFIED FINANCIAL SERVICES — 2.93%
EXOR NV	285,172	20,833,830

		20,833,830
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.09%
Telecom Italia SpA/Milano[a]	24,314,868	21,945,175

		21,945,175
ELECTRIC UTILITIES — 14.42%
Enel SpA	14,080,985	82,073,976
Terna Rete Elettrica Nazionale SpA	3,662,409	20,368,877

		102,442,853
ELECTRICAL EQUIPMENT — 2.31%
Prysmian SpA	518,250	16,383,614

		16,383,614
ENERGY EQUIPMENT & SERVICES — 2.77%
Tenaris SA	1,137,242	19,695,937

		19,695,937
INSURANCE — 7.68%
Assicurazioni Generali SpA	1,703,224	32,074,099
Poste Italiane SpA[b]	1,551,208	13,360,821
UnipolSai Assicurazioni SpA	3,789,705	9,144,856

		54,579,776
MACHINERY — 4.39%
CNH Industrial NV	2,293,451	31,174,891

		31,174,891

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 13.73%
Eni SpA	4,346,257	$72,696,743
Snam SpA	5,540,243	24,873,107

		97,569,850
PHARMACEUTICALS — 1.44%
Recordati SpA	285,364	10,249,906

		10,249,906
TEXTILES, APPAREL & LUXURY GOODS — 3.42%
Luxottica Group SpA	403,182	24,272,343

		24,272,343
TRANSPORTATION INFRASTRUCTURE — 4.22%
Atlantia SpA	969,487	30,010,209

		30,010,209

TOTAL COMMON STOCKS
(Cost: $684,509,930)		693,730,718

PREFERRED STOCKS — 2.19%

BANKS — 0.67%
Intesa Sanpaolo SpA, Preference Shares	1,179,735	4,713,720

		4,713,720
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.52%
Telecom Italia SpA/Milano, Preference Shares	14,152,122	10,822,423

		10,822,423

TOTAL PREFERRED STOCKS
(Cost: $15,842,949)		15,536,143

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	171,861	171,861

		171,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $171,861)		171,861

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $700,524,740)	$709,438,722
Other Assets, Less Liabilities — 0.14%	1,017,761

NET ASSETS — 100.00%	$710,456,483

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold		Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	[b]	—	$—	$1,290	[c]	$(205)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	998,621	—	(826,760)[b]		171,861	171,861	2,400		—	—

						$171,861	$3,690		$(205)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
FTSE/MIB Index	7	Mar 2018	$965	$(30,878)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY ETF

February 28, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$693,730,718	$—	$—	$693,730,718
Preferred stocks	15,536,143	—	—	15,536,143
Money market funds	171,861	—	—	171,861

Total	$709,438,722	$—	$—	$709,438,722

Derivative financial instruments[a]
Liabilities
Futures contracts	$(30,878)	$—	$—	$(30,878)

Total	$(30,878)	$—	$—	$(30,878)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.82%

AIRLINES — 1.87%
International Consolidated Airlines Group SA	2,383,539	$20,210,052

		20,210,052
BANKS — 42.34%
Banco Bilbao Vizcaya Argentaria SA	12,580,391	105,717,958
Banco de Sabadell SA	15,837,093	33,329,273
Banco Santander SA	32,830,345	226,915,449
Bankia SA	4,073,322	19,514,419
Bankinter SA	2,289,302	25,319,202
CaixaBank SA	9,765,709	47,785,937

		458,582,238
BIOTECHNOLOGY — 2.42%
Grifols SA	952,269	26,225,211

		26,225,211
CONSTRUCTION & ENGINEERING — 5.46%
ACS Actividades de Construccion y Servicios SA	776,848	26,842,195
Ferrovial SA	1,491,639	32,319,479

		59,161,674
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.46%
Telefonica SA	8,283,098	80,749,161

		80,749,161
ELECTRIC UTILITIES — 11.46%
Endesa SA	1,097,325	23,153,507
Iberdrola SA	10,071,173	74,633,400
Red Electrica Corp. SA	1,346,437	26,274,922

		124,061,829
ELECTRICAL EQUIPMENT — 1.62%
Siemens Gamesa Renewable Energy SAa	1,099,364	17,544,890

		17,544,890
GAS UTILITIES — 2.47%
Gas Natural SDG SA	1,166,543	26,769,507

		26,769,507
INSURANCE — 1.57%
Mapfre SA	5,021,803	16,965,820

		16,965,820
IT SERVICES — 4.57%
Amadeus IT Group SA	670,236	49,504,995

		49,504,995

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 6.53%
Enagas SA	742,527	$19,398,454
Repsol SA	2,860,367	51,300,570

		70,699,024
SPECIALTY RETAIL — 4.18%
Industria de Diseno Textil SA	1,488,622	45,317,341

		45,317,341
TRANSPORTATION INFRASTRUCTURE — 7.87%
Abertis Infraestructuras SA	1,909,517	45,647,291
Aena SME SAb	193,518	39,569,479

		85,216,770

TOTAL COMMON STOCKS
(Cost: $1,194,053,518)		1,081,008,512

SHORT-TERM INVESTMENTS — 1.65%

MONEY MARKET FUNDS — 1.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	15,069,738	15,071,245
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	2,800,997	2,800,997

		17,872,242

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,873,539)		17,872,242

TOTAL INVESTMENTS IN SECURITIES — 101.47%
(Cost: $1,211,927,057)		1,098,880,754
Other Assets, Less Liabilities — (1.47)%		(15,931,204)

NET ASSETS — 100.00%		$1,082,949,550

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,256,664	4,813,074	[b]	—	15,069,738	$15,071,245	$22,833	[c]	$(1,350)	$(1,297)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,301,695	1,499,302	[b]	—	2,800,997	2,800,997	4,699		—	—

						$17,872,242	$27,532		$(1,350)	$(1,297)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
IBEX 35 Index	13	Mar 2018	$1,559	$1,836

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,081,008,512	$—	$—	$1,081,008,512
Money market funds	17,872,242	—	—	17,872,242

Total	$1,098,880,754	$—	$—	$1,098,880,754

Derivative financial instruments[a]
Assets
Futures contracts	$1,836	$—	$—	$1,836

Total	$1,836	$—	$—	$1,836

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.56%

BUILDING PRODUCTS — 1.64%
Geberit AG Registered	47,876	$21,692,506

		21,692,506
CAPITAL MARKETS — 11.29%
Credit Suisse Group AG Registered	2,864,416	53,223,793
Julius Baer Group Ltd.	295,237	19,244,060
Partners Group Holding AG	23,426	17,029,429
UBS Group AG Registered	3,110,071	59,466,677

		148,963,959
CHEMICALS — 4.67%
Clariant AG Registered	148,698	3,729,054
EMS-Chemie Holding AG Registered	13,672	8,766,977
Givaudan SA Registered	11,586	26,444,106
Sika AG Bearer	2,760	22,721,338

		61,661,475
CONSTRUCTION MATERIALS — 2.48%
LafargeHolcim Ltd. Registered	558,106	32,705,053

		32,705,053
DIVERSIFIED FINANCIAL SERVICES — 0.52%
Pargesa Holding SA Bearer	77,415	6,864,586

		6,864,586
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.41%
Swisscom AG Registered	34,418	18,646,649

		18,646,649
ELECTRICAL EQUIPMENT — 4.02%
ABB Ltd. Registered	2,172,546	53,011,915

		53,011,915
FOOD PRODUCTS — 21.20%
Barry Callebaut AG Registered	4,117	8,133,368
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1,670	10,001,799
Chocoladefabriken Lindt & Spruengli AG Registered	152	10,969,155
Nestle SA Registered	3,147,362	250,709,921

		279,814,243
HEALTH CARE EQUIPMENT & SUPPLIES — 1.74%
Sonova Holding AG Registered	77,615	12,187,785
Straumann Holding AG Registered	15,802	10,709,678

		22,897,463

Security	Shares	Value
INSURANCE — 9.49%
Baloise Holding AG Registered	73,414	$11,590,253
Swiss Life Holding AG Registered	44,597	16,186,203
Swiss Re AG	379,962	38,798,299
Zurich Insurance Group AG	177,541	58,613,610

		125,188,365
LIFE SCIENCES TOOLS & SERVICES — 1.83%
Lonza Group AG Registered	94,510	24,081,274

		24,081,274
MACHINERY — 1.64%
Schindler Holding AG Participation Certificates	57,953	13,589,106
Schindler Holding AG Registered	35,451	8,035,135

		21,624,241
MARINE — 0.96%
Kuehne + Nagel International AG Registered	77,576	12,698,807

		12,698,807
PHARMACEUTICALS — 26.49%
Novartis AG Registered	2,176,860	182,339,810
Roche Holding AG	674,972	156,628,072
Vifor Pharma AG	75,477	10,638,100

		349,605,982
PROFESSIONAL SERVICES — 2.71%
Adecco Group AG Registered	218,634	17,642,483
SGS SA Registered	7,125	18,147,056

		35,789,539
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.79%
Swiss Prime Site AG Registered	111,859	10,463,294

		10,463,294
SPECIALTY RETAIL — 0.65%
Dufry AG Registered[a]	59,596	8,588,937

		8,588,937
TEXTILES, APPAREL & LUXURY GOODS — 6.03%
Cie. Financiere Richemont SA Class A Registered	614,633	54,149,879
Swatch Group AG (The) Bearer	41,330	17,484,508
Swatch Group AG (The) Registered	99,155	7,979,195

		79,613,582

TOTAL COMMON STOCKS
(Cost: $1,297,265,346)		1,313,911,870

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND ETF

February 28, 2018

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	171,407	$171,407

		171,407

TOTAL SHORT-TERM INVESTMENTS
(Cost: $171,407)		171,407

TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $1,297,436,753)		1,314,083,277
Other Assets, Less Liabilities — 0.43%		5,613,691

NET ASSETS — 100.00%		$1,319,696,968

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	609,567	—	(438,160)[b]	171,407	$171,407	$5,395	$—	$—

					$171,407	$5,395	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts:
Euro STOXX 50	127	Mar 2018	$5,325	$(193,892)

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$1,313,911,870	$—	$—	$1,313,911,870
Money market funds	171,407	—	—	171,407

Total	$1,314,083,277	$—	$—	$1,314,083,277

Derivative financial instruments[a]
Liabilities
Futures contracts	$(193,892)	$—	$—	$(193,892)

Total	$(193,892)	$—	$—	$(193,892)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$15,057,246,989	$4,336,077,252	$700,352,879
Affiliated (Note 2)	59,345,983	27,079,802	171,861

Total cost of investments in securities	$15,116,592,972	$4,363,157,054	$700,524,740

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$16,002,800,296	$4,341,429,887	$709,266,861
Affiliated (Note 2)	59,348,304	27,079,802	171,861
Foreign currency, at value[b]	28,279,453	13,778,415	734,511
Foreign currency pledged to broker for futures contracts, at value[b]	3,135,721	3,126,716	62,900
Receivables:
Investment securities sold	10,990,190	2,217,873	9,967,084
Dividends and interest	4,774,151	477,488	236
Tax reclaims	10,912,030	11,433,759	—
Foreign withholding tax claims (Note 8)	4,147,783	—	—

Total Assets	16,124,387,928	4,399,543,940	720,203,453

LIABILITIES
Payables:
Investment securities purchased	13,776,149	334,498	9,482,816
Collateral for securities on loan (Note 1)	56,813,313	25,403,301	—
Capital shares redeemed	1,021,424	—	—
Futures variation margin	172,706	1,300,437	2,748
Professional fees (Note 8)	41,478	—	—
Investment advisory fees (Note 2)	5,835,939	1,558,238	261,406

Total Liabilities	77,661,009	28,596,474	9,746,970

NET ASSETS	$16,046,726,919	$4,370,947,466	$710,456,483

Net assets consist of:
Paid-in capital	$15,494,119,968	$4,413,513,704	$897,026,658
Undistributed net investment income	16,586,954	299,900	2,039,546
Accumulated net realized loss	(408,649,828)	(47,705,107)	(197,482,440)
Net unrealized appreciation	944,669,825	4,838,969	8,872,719

NET ASSETS	$16,046,726,919	$4,370,947,466	$710,456,483

Shares outstanding[c]	365,800,000	134,100,000	22,275,000

Net asset value per share	$43.87	$32.59	$31.89

[a]	Securities on loan with values of $54,253,279, $24,221,702 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $31,699,841, $17,125,313 and $744,896, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 482.2 million and 295.4 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2018

	iShares MSCI Spain ETF	iShares MSCI Switzerland ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,194,053,518	$1,297,265,346
Affiliated (Note 2)	17,873,539	171,407

Total cost of investments in securities	$1,211,927,057	$1,297,436,753

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,081,008,512	$1,313,911,870
Affiliated (Note 2)	17,872,242	171,407
Foreign currency, at value[b]	1,242,372	1,079,928
Foreign currency pledged to broker for futures contracts, at value[b]	126,917	299,644
Receivables:
Investment securities sold	8,139,180	31,510,192
Due from custodian (Note 4)	42,124,829	—
Dividends and interest	9,230	75,061
Capital shares sold	—	537,085
Tax reclaims	86,626	4,328,129

Total Assets	1,150,609,908	1,351,913,316

LIABILITIES
Payables:
Investment securities purchased	52,224,538	31,726,306
Collateral for securities on loan (Note 1)	15,073,055	—
Futures variation margin	9,996	21,085
Investment advisory fees (Note 2)	352,769	468,957

Total Liabilities	67,660,358	32,216,348

NET ASSETS	$1,082,949,550	$1,319,696,968

Net assets consist of:
Paid-in capital	$1,306,889,417	$1,361,856,670
Undistributed (distributions in excess of) net investment income	3,979,123	(3,760,168)
Accumulated net realized loss	(114,845,902)	(55,081,710)
Net unrealized appreciation (depreciation)	(113,073,088)	16,682,176

NET ASSETS	$1,082,949,550	$1,319,696,968

Shares outstanding[c]	32,775,000	37,750,000

Net asset value per share	$33.04	$34.96

[a]	Securities on loan with values of $14,395,739 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for futures contracts: $1,269,496 and $1,086,756, respectively.
[c]	$0.001 par value, number of shares authorized: 127.8 million and 318.625 million, respectively.

See notes to financial statements.

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$71,774,206	$10,968,182	$6,101,061
Dividends — affiliated (Note 2)	37,259	7,757	2,400
Securities lending income — affiliated — net (Note 2)	547,697	270,933	1,290
Non-cash dividends — unaffiliated	8,126,545	—	—

Total investment income	80,485,707	11,246,872	6,104,751

EXPENSES
Investment advisory fees (Note 2)	35,257,572	10,946,495	1,829,604
Proxy fees	1,158	521	64

Total expenses	35,258,730	10,947,016	1,829,668

Net investment income	45,226,977	299,856	4,275,083

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(71,477,636)	(19,634,095)	(1,368,563)
Investments — affiliated (Note 2)	(4,091)	(6,615)	(205)
In-kind redemptions — unaffiliated	180,445,446	182,002,829	39,386,690
Futures contracts	(146,532)	911,841	16,010
Foreign currency transactions	2,278,391	1,068,271	78,340

Net realized gain	111,095,578	164,342,231	38,112,272

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	591,610,402	150,934,109	4,029,646
Investments — affiliated (Note 2)	(6,717)	—	—
Futures contracts	(1,822,579)	249,959	(30,878)
Translation of assets and liabilities in foreign currencies	(622,227)	(847,703)	(15,421)

Net change in unrealized appreciation/depreciation	589,158,879	150,336,365	3,983,347

Net realized and unrealized gain	700,254,457	314,678,596	42,095,619

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$745,481,434	$314,978,452	$46,370,702

[a]	Net of foreign withholding tax of $9,674,690, $1,692,110 and $1,048,817, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2018

	iShares MSCI Spain ETF	iShares MSCI Switzerland ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,912,823	$(396,113)[b]
Dividends — affiliated (Note 2)	4,699	5,395
Securities lending income — affiliated — net (Note 2)	22,833	—
Non-cash dividends — unaffiliated	5,010,762	—

Total investment income	14,951,117	(390,718)

EXPENSES
Investment advisory fees (Note 2)	2,596,902	3,000,019
Proxy fees	137	123

Total expenses	2,597,039	3,000,142

Net investment income (loss)	12,354,078	(3,390,860)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,584,529)	(3,517,484)
Investments — affiliated (Note 2)	(1,350)	—
In-kind redemptions — unaffiliated	94,495,879	19,944,111
Futures contracts	(187,432)	301,595
Foreign currency transactions	171,271	(324,520)

Net realized gain	78,893,839	16,403,702

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(100,808,097)	12,737,925
Investments — affiliated (Note 2)	(1,297)	—
Futures contracts	1,836	(193,892)
Translation of assets and liabilities in foreign currencies	(35,520)	289,530

Net change in unrealized appreciation/depreciation	(100,843,078)	12,833,563

Net realized and unrealized gain (loss)	(21,949,239)	29,237,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,595,161)	$25,846,405

[a]	Net of foreign withholding tax of $1,750,903 and $1,570,731, respectively.
[b]	Includes prior period adjustment for withholding taxes of $1,372,743.

See notes to financial statements.

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,226,977	$250,039,419	$299,856	$89,451,626
Net realized gain (loss)	111,095,578	(107,531,785)	164,342,231	81,994,943
Net change in unrealized appreciation/depreciation	589,158,879	1,981,250,890	150,336,365	639,971,332

Net increase in net assets resulting from operations	745,481,434	2,123,758,524	314,978,452	811,417,901

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(68,246,680)	(251,508,888)	(11,828,503)	(101,663,169)

Total distributions to shareholders	(68,246,680)	(251,508,888)	(11,828,503)	(101,663,169)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,935,443,308	5,075,719,442	217,762,225	1,344,475,553
Cost of shares redeemed	(852,167,067)	(1,955,344,002)	(959,864,204)	(841,232,745)

Net increase (decrease) in net assets from capital share transactions	2,083,276,241	3,120,375,440	(742,101,979)	503,242,808

INCREASE (DECREASE) IN NET ASSETS	2,760,510,995	4,992,625,076	(438,952,030)	1,212,997,540

NET ASSETS
Beginning of period	13,286,215,924	8,293,590,848	4,809,899,496	3,596,901,956

End of period	$16,046,726,919	$13,286,215,924	$4,370,947,466	$4,809,899,496

Undistributed net investment income included in net assets at end of period	$16,586,954	$39,606,657	$299,900	$11,828,547

SHARES ISSUED AND REDEEMED
Shares sold	66,900,000	130,800,000	6,600,000	47,700,000
Shares redeemed	(19,600,000)	(54,800,000)	(29,100,000)	(28,500,000)

Net increase (decrease) in shares outstanding	47,300,000	76,000,000	(22,500,000)	19,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy ETF		iShares MSCI Spain ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017[a]	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,275,083	$14,617,536	$12,354,078	$29,663,738
Net realized gain (loss)	38,112,272	(44,661,565)	78,893,839	(76,940,027)
Net change in unrealized appreciation/depreciation	3,983,347	222,005,377	(100,843,078)	304,908,943

Net increase (decrease) in net assets resulting from operations	46,370,702	191,961,348	(9,595,161)	257,632,654

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,045,646)	(15,689,552)	(17,718,786)	(28,748,503)

Total distributions to shareholders	(4,045,646)	(15,689,552)	(17,718,786)	(28,748,503)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,641,414	478,934,035	238,884,886	827,558,231
Cost of shares redeemed	(233,140,414)	(275,606,026)	(657,154,880)	(127,852,787)

Net increase (decrease) in net assets from capital share transactions	(172,499,000)	203,328,009	(418,269,994)	699,705,444

INCREASE (DECREASE) IN NET ASSETS	(130,173,944)	379,599,805	(445,583,941)	928,589,595

NET ASSETS
Beginning of period	840,630,427	461,030,622	1,528,533,491	599,943,896

End of period	$710,456,483	$840,630,427	$1,082,949,550	$1,528,533,491

Undistributed net investment income included in net assets at end of period	$2,039,546	$1,810,109	$3,979,123	$9,343,831

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	20,625,000	7,200,000	27,300,000
Shares redeemed	(7,500,000)	(13,200,000)	(19,875,000)	(4,500,000)

Net increase (decrease) in shares outstanding	(5,550,000)	7,425,000	(12,675,000)	22,800,000

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

See notes to financial statements.

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(3,390,860)	$23,926,958
Net realized gain	16,403,702	30,303,367
Net change in unrealized appreciation/depreciation	12,833,563	106,883,974

Net increase in net assets resulting from operations	25,846,405	161,114,299

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(25,105,668)

Total distributions to shareholders	—	(25,105,668)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	165,794,422	196,663,250
Cost of shares redeemed	(131,201,522)	(165,149,192)

Net increase in net assets from capital share transactions	34,592,900	31,514,058

INCREASE IN NET ASSETS	60,439,305	167,522,689

NET ASSETS
Beginning of period	1,259,257,663	1,091,734,974

End of period	$1,319,696,968	$1,259,257,663

Distributions in excess of net investment income included in net assets at end of period	$(3,760,168)	$(369,308)

SHARES ISSUED AND REDEEMED
Shares sold	4,750,000	5,875,000
Shares redeemed	(3,750,000)	(5,250,000)

Net increase in shares outstanding	1,000,000	625,000

See notes to financial statements.

FINANCIAL STATEMENTS	79

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$41.71	$34.20	$36.04	$39.98	$34.64	$29.09

Income from investment operations:
Net investment income[a]	0.13	0.99	0.92 [b]	0.96	1.18	0.92
Net realized and unrealized gain (loss)[c]	2.22	7.38	(1.84)	(3.95)	5.10	5.55

Total from investment operations	2.35	8.37	(0.92)	(2.99)	6.28	6.47

Less distributions from:
Net investment income	(0.19)	(0.86)	(0.92)	(0.95)	(0.94)	(0.92)

Total distributions	(0.19)	(0.86)	(0.92)	(0.95)	(0.94)	(0.92)

Net asset value, end of period	$43.87	$41.71	$34.20	$36.04	$39.98	$34.64

Total return	5.62%[d]	24.72%	(2.53)%[b]	(7.62)%	18.02%	22.43%

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,046,727	$13,286,216	$8,293,591	$10,134,616	$8,702,637	$3,539,980
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)[e]	n/a	0.49%	0.48%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.61%	2.63%	2.69%[b]	2.50%	2.89%	2.74%
Portfolio turnover rate[f]	2%[d]	4%	4%	5%	7%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increases for the year ended August 31, 2016:
• Net investment income per share by $0.02.
• Total return by 0.08%.
• Ratio of net investment income to average net assets by 0.06%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$30.71	$26.18	$26.34	$28.97	$25.61	$21.34

Income from investment operations:
Net investment income[a]	0.00 [b]	0.59	0.49	0.58	0.59	0.46
Net realized and unrealized gain (loss)[c]	1.96	4.54	(0.04)	(2.70)	3.40	4.24

Total from investment operations	1.96	5.13	0.45	(2.12)	3.99	4.70

Less distributions from:
Net investment income	(0.08)	(0.60)	(0.61)	(0.51)	(0.63)	(0.43)

Total distributions	(0.08)	(0.60)	(0.61)	(0.51)	(0.63)	(0.43)

Net asset value, end of period	$32.59	$30.71	$26.18	$26.34	$28.97	$25.61

Total return	6.39%[d]	19.63%	1.81%	(7.50)%	15.41%	22.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,370,947	$4,809,899	$3,596,902	$6,607,056	$4,797,434	$4,655,875
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[e]	0.01%	2.08%	1.90%	2.03%	1.95%	1.88%
Portfolio turnover rate[f]	3%[d]	3%	3%	3%	6%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]
Net asset value, beginning of period	$30.21	$22.60	$29.50	$32.03	$26.12	$23.57

Income from investment operations:
Net investment income[b]	0.17	0.57	0.66	0.70	0.82	0.72
Net realized and unrealized gain (loss)[c]	1.68	7.76	(6.82)	(2.49)	5.77	2.45

Total from investment operations	1.85	8.33	(6.16)	(1.79)	6.59	3.17

Less distributions from:
Net investment income	(0.17)	(0.72)	(0.72)	(0.74)	(0.68)	(0.60)
Return of capital	—	—	(0.02)	—	—	(0.02)

Total distributions	(0.17)	(0.72)	(0.74)	(0.74)	(0.68)	(0.62)

Net asset value, end of period	$31.89	$30.21	$22.60	$29.50	$32.03	$26.12

Total return	6.18%[d]	37.37%	(20.97)%	(5.66)%	25.20%	13.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$710,456	$840,630	$461,031	$1,077,437	$1,556,860	$717,122
Ratio of expenses to average net assets[e]	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[e]	1.10%	2.59%	2.54%	2.34%	2.49%	2.78%
Portfolio turnover rate[f]	4%[d]	18%	16%	22%	24%	45%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$33.63	$26.49	$31.96	$40.61	$30.44	$26.28

Income from investment operations:
Net investment income[a]	0.37	0.94	1.00	1.32	1.80	1.33
Net realized and unrealized gain (loss)[b]	(0.38)	7.19	(5.40)	(8.35)	9.53	4.07

Total from investment operations	(0.01)	8.13	(4.40)	(7.03)	11.33	5.40

Less distributions from:
Net investment income	(0.58)	(0.99)	(1.07)	(1.62)	(1.16)	(1.24)

Total distributions	(0.58)	(0.99)	(1.07)	(1.62)	(1.16)	(1.24)

Net asset value, end of period	$33.04	$33.63	$26.49	$31.96	$40.61	$30.44

Total return	(0.02)%[c]	31.48%	(13.82)%	(17.63)%	37.39%	20.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,082,950	$1,528,533	$599,944	$1,666,091	$2,473,038	$417,778
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets[d]	2.25%	3.10%	3.53%	3.70%	4.48%	4.45%
Portfolio turnover rate[e]	9%[c]	16%	9%	15%	15%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF
	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013
Net asset value, beginning of period	$34.27	$30.22	$31.90	$33.64	$29.36	$23.85

Income from investment operations:
Net investment income (loss)[a]	(0.09)	0.69	0.81	0.83	0.80	0.67
Net realized and unrealized gain (loss)[b]	0.78	4.11	(1.70)	(1.77)	4.27	5.44

Total from investment operations	0.69	4.80	(0.89)	(0.94)	5.07	6.11

Less distributions from:
Net investment income	—	(0.75)	(0.79)	(0.80)	(0.79)	(0.60)

Total distributions	—	(0.75)	(0.79)	(0.80)	(0.79)	(0.60)

Net asset value, end of period	$34.96	$34.27	$30.22	$31.90	$33.64	$29.36

Total return	2.01%[c]	15.90%	(2.76)%	(2.92)%	17.21%	25.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,319,697	$1,259,258	$1,091,735	$1,200,164	$1,072,157	$902,860
Ratio of expenses to average net assets[d]	0.47%	0.49%	0.48%	0.48%	0.48%	0.51%
Ratio of net investment income (loss) to average net assets[d]	(0.53)%	2.18%	2.68%	2.49%	2.41%	2.38%
Portfolio turnover rate[e]	3%[c]	13%	6%	7%	5%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name	Diversification Classification
MSCI Eurozone	N/A	Diversified
MSCI Germany	N/A	Non-diversified
MSCI Italy	iShares MSCI Italy Capped ETF	Non-diversified
MSCI Spain	iShares MSCI Spain Capped ETF	Non-diversified
MSCI Switzerland	iShares MSCI Switzerland Capped ETF	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Eurozone
Barclays Capital Inc.	$6,251,392	$6,251,392	$—
Citigroup Global Markets Inc.	3,267,675	3,267,675	—
Credit Suisse Securities (USA) LLC	14,650,762	14,650,762	—
Goldman Sachs & Co.	139,899	139,899	—
Merrill Lynch, Pierce, Fenner & Smith	5,485,924	5,485,924	—
Morgan Stanley & Co. LLC	19,801,628	19,801,628	—
UBS AG	4,655,999	4,655,999	—

	$54,253,279	$54,253,279	$—

MSCI Germany
Goldman Sachs & Co.	$12,754,230	$12,754,230	$—
Morgan Stanley & Co. LLC	11,467,472	11,467,472	—

	$24,221,702	$24,221,702	$—

MSCI Spain
Citigroup Global Markets Inc.	$3,768,876	$3,768,876	$—
Goldman Sachs & Co.	10,626,863	10,626,863	—

	$14,395,739	$14,395,739	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion, up to and including $96 billion
0.32	Over $96 billion

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Eurozone	$123,223
MSCI Germany	70,721
MSCI Italy	299
MSCI Spain	6,142

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$38,777,309	$34,157,805
MSCI Germany	21,940,688	7,836,754
MSCI Italy	5,708,879	4,415,526
MSCI Spain	22,403,278	8,860,253
MSCI Switzerland	6,028,679	9,793,602

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of the Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of the Fund acquired for their own accounts. A large sale or redemption of shares of the Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of February 28, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of the Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
MSCI Eurozone	1	13%
MSCI Germany	1	14%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$347,791,751	$308,468,772
MSCI Germany	131,241,905	134,485,699
MSCI Italy	34,473,904	35,592,529
MSCI Spain	107,096,580	119,570,660
MSCI Switzerland	51,641,864	43,964,885

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$2,844,178,488	$843,273,827
MSCI Germany	206,482,802	954,072,574
MSCI Italy	56,954,894	228,052,283
MSCI Spain	216,049,644	642,322,756
MSCI Switzerland	161,748,668	127,026,624

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 28, 2018 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
iShares MSCI Spain ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation) [a]	$1,836

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Liabilities
	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation) [b]	$1,822,579	$1,300,437	$30,878

Liabilities
iShares MSCI Switzerland ETF
Futures contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation) [b]	$193,892

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 28, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF
Futures contracts	$(146,532)	$976,061	$16,010

	Net Realized Gain (Loss)
	iShares MSCI Spain ETF	iShares MSCI Switzerland ETF
Futures contracts	$(187,432)	$301,595

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF
Futures contracts	$(1,822,579)	$249,959	$(30,878)

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Spain ETF	iShares MSCI Switzerland ETF
Futures contracts	$1,836	$(193,892)

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2018:

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF
Average notional value of contracts purchased	$32,059,059	$26,512,016	$721,828

	iShares MSCI Spain ETF	iShares MSCI Switzerland ETF
Average notional value of contracts purchased	$1,006,227	$3,749,027

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
MSCI Eurozone	$263,923,287	$68,035,542	$30,230,739	$362,189,568
MSCI Germany	73,191,131	28,490,949	32,215,954	133,898,034
MSCI Italy	181,005,358	18,169,627	9,459,662	208,634,647
MSCI Spain	141,557,230	15,120,672	8,619,903	165,297,805
MSCI Switzerland	31,918,774	22,569,380	6,955,758	61,443,912

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Eurozone	$15,276,466,309	$1,686,771,303	$(902,911,592)	$783,859,711
MSCI Germany	4,442,632,494	501,046,692	(576,469,934)	(75,423,242)
MSCI Italy	727,318,910	62,598,867	(80,509,933)	(17,911,066)
MSCI Spain	1,240,368,993	35,226,976	(176,713,379)	(141,486,403)
MSCI Switzerland	1,307,847,561	90,355,194	(84,313,370)	6,041,824

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Eurozone ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon favorable determinations issued by the Finnish Tax Authority. The Fund continues to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Finnish tax claims receivable are disclosed in the statement of assets and liabilities. Professional fees associated with the filing of tax claims in Finland that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	97

Notes:

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-814-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Edge MSCI Multifactor Consumer Discretionary ETF | CNDF | Cboe BZX
➢	iShares Edge MSCI Multifactor Consumer Staples ETF | CNSF | Cboe BZX
➢	iShares Edge MSCI Multifactor Energy ETF | ERGF | Cboe BZX
➢	iShares Edge MSCI Multifactor Financials ETF | FNCF | Cboe BZX
➢	iShares Edge MSCI Multifactor Healthcare ETF | HCRF | Cboe BZX
➢	iShares Edge MSCI Multifactor Industrials ETF | INDF | Cboe BZX
➢	iShares Edge MSCI Multifactor Materials ETF | MATF | Cboe BZX
➢	iShares Edge MSCI Multifactor Technology ETF | TCHF | Cboe BZX
➢	iShares Edge MSCI Multifactor Utilities ETF | UTLF | Cboe BZX

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

Performance as of February 28, 2018

The iShares Edge MSCI Multifactor Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Consumer Discretionary sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Consumer Discretionary Diversified Multiple-Factor Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 17.83%, net of fees, while the total return for the Index was 17.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.26%	19.38%	19.43%	19.26%	19.38%	19.43%
Since Inception	16.03%	16.07%	16.36%	30.85%	30.93%	31.47%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,178.30	$1.89	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Internet & Direct Marketing Retail	19.39%
Hotels, Restaurants & Leisure	14.94
Media	13.81
Specialty Retail	12.92
Household Durables	12.13
Auto Components	8.77
Multiline Retail	7.92
Textiles, Apparel & Luxury Goods	7.40
Leisure Products	1.84
Distributors	0.85
Automobiles	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Amazon.com Inc.	17.14%
Home Depot Inc. (The)	4.87
Comcast Corp. Class A	3.57
Walt Disney Co. (The)	3.22
Kohl’s Corp.	3.07
Best Buy Co. Inc.	2.99
Dollar General Corp.	2.82
Carnival Corp.	2.60
Royal Caribbean Cruises Ltd.	2.58
Autoliv Inc.	2.53

TOTAL	45.39%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER STAPLES ETF

Performance as of February 28, 2018

The iShares Edge MSCI Multifactor Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Consumer Staples sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Consumer Staples Diversified Multiple-Factor Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 1.47%, net of fees, while the total return for the Index was 1.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.06%	0.10%	0.42%	0.06%	0.10%	0.42%
Since Inception	1.46%	1.51%	1.85%	2.66%	2.74%	3.36%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,014.70	$1.75	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Food Products	24.51%
Household Products	20.28
Food & Staples Retailing	20.04
Beverages	19.71
Tobacco	11.51
Personal Products	3.95

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Walmart Inc.	9.26%
Procter & Gamble Co. (The)	9.21
Coca-Cola Co. (The)	7.72
Philip Morris International Inc.	6.80
PepsiCo Inc.	6.67
CVS Health Corp.	5.73
Altria Group Inc.	4.71
Kimberly-Clark Corp.	4.09
Estee Lauder Companies Inc. (The) Class A	3.94
Dr Pepper Snapple Group Inc.	3.85

TOTAL	61.98%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR ENERGY ETF

Performance as of February 28, 2018

The iShares Edge MSCI Multifactor Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Energy sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Energy Diversified Multiple-Factor Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 9.93%, net of fees, while the total return for the Index was 10.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.75%	0.79%	1.44%	0.75%	0.79%	1.44%
Since Inception	4.46%	4.48%	5.12%	8.21%	8.25%	9.44%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,099.30	$1.82	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	85.81%
Energy Equipment & Services	14.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Exxon Mobil Corp.	22.40%
Chevron Corp.	18.05
Valero Energy Corp.	5.26
Phillips 66	4.96
Schlumberger Ltd.	4.75
Marathon Petroleum Corp.	4.56
Kinder Morgan Inc./DE	3.91
Concho Resources Inc.	3.90
TechnipFMC PLC	3.18
Diamondback Energy Inc.	3.17

TOTAL	74.14%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR FINANCIALS ETF

Performance as of February 28, 2018

The iShares Edge MSCI Multifactor Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Financials sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Financials Diversified Multiple-Factor Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 15.17%, net of fees, while the total return for the Index was 15.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.00%	16.03%	16.18%	16.00%	16.03%	16.18%
Since Inception	24.22%	24.25%	24.55%	48.01%	48.09%	48.67%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,151.70	$1.87	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Banks	40.50%
Insurance	32.61
Capital Markets	15.01
Diversified Financial Services	7.86
Mortgage Real Estate Investment	3.86
Consumer Finance	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

JPMorgan Chase & Co.	9.30%
Bank of America Corp.	6.84
Wells Fargo & Co.	5.76
Berkshire Hathaway Inc. Class B	5.31
Citigroup Inc.	3.85
Marsh & McLennan Companies Inc.	3.11
Aflac Inc.	2.99
Regions Financial Corp.	2.98
T Rowe Price Group Inc.	2.97
Comerica Inc.	2.79

TOTAL	45.90%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

Performance as of February 28, 2018

The iShares Edge MSCI Multifactor Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Healthcare sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Health Care Diversified Multiple-Factor Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 7.56%, net of fees, while the total return for the Index was 7.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.64%	18.70%	19.21%	18.64%	18.70%	19.21%
Since Inception	15.71%	15.78%	16.22%	30.19%	30.34%	31.20%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,075.60	$1.80	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Health Care Providers & Services	32.84%
Health Care Equipment & Supplies	24.09
Pharmaceuticals	19.16
Biotechnology	11.40
Life Sciences Tools & Services	7.77
Health Care Technology	4.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Johnson & Johnson	10.27%
Pfizer Inc.	4.58
UnitedHealth Group Inc.	4.57
Anthem Inc.	3.93
Aetna Inc.	3.72
Intuitive Surgical Inc.	3.51
Humana Inc.	3.42
Cigna Corp.	3.37
Edwards Lifesciences Corp.	3.24
AbbVie Inc.	3.22

TOTAL	43.83%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

Performance as of February 28, 2018

The iShares Edge MSCI Multifactor Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Industrials sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Industrials Diversified Multiple-Factor Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 11.79%, net of fees, while the total return for the Index was 11.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.93%	13.92%	14.33%	13.93%	13.92%	14.33%
Since Inception	17.62%	17.64%	18.12%	34.11%	34.15%	35.09%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,117.90	$1.84	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Aerospace & Defense	23.24%
Road & Rail	19.12
Machinery	11.73
Industrial Conglomerates	9.85
Commercial Services & Supplies	6.86
Airlines	6.53
Building Products	5.22
Air Freight & Logistics	4.37
Professional Services	4.34
Electrical Equipment	3.71
Trading Companies & Distributors	2.79
Construction & Engineering	2.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Boeing Co. (The)	5.95%
Northrop Grumman Corp.	4.61
3M Co.	4.00
Norfolk Southern Corp.	3.74
Eaton Corp. PLC	3.35
General Electric Co.	3.19
Cummins Inc.	3.10
Stanley Black & Decker Inc.	2.84
United Rentals Inc.	2.79
Textron Inc.	2.77

TOTAL	36.34%

*	Excludes money market funds.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR MATERIALS ETF

Performance as of February 28, 2018

The iShares Edge MSCI Multifactor Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Materials sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Materials Diversified Multiple-Factor Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 10.45%, net of fees, while the total return for the Index was 10.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.16%	17.19%	17.45%	17.16%	17.19%	17.45%
Since Inception	19.69%	19.73%	20.00%	38.41%	38.49%	39.01%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,104.50	$1.83	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Chemicals	67.14%
Containers & Packaging	18.44
Metals & Mining	14.11
Construction Materials	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

DowDuPont Inc.	20.63%
LyondellBasell Industries NV Class A	7.07
Sherwin-Williams Co. (The)	6.70
Monsanto Co.	5.43
Nucor Corp.	5.21
Newmont Mining Corp.	4.89
International Paper Co.	4.75
WestRock Co.	4.53
Eastman Chemical Co.	4.24
Praxair Inc.	3.97

TOTAL	67.42%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

Performance as of February 28, 2018

The iShares Edge MSCI Multifactor Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Technology sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Information Technology Diversified Multiple-Factor Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 16.84%, net of fees, while the total return for the Index was 17.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.57%	31.61%	32.09%	31.57%	31.61%	32.09%
Since Inception	36.14%	36.19%	36.72%	74.69%	74.80%	75.94%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,168.40	$1.88	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Technology Hardware, Storage & Peripherals	21.92%
Software	21.58
Electronic Equipment, Instruments & Components	13.50
IT Services	13.11
Internet Software & Services	12.87
Semiconductors & Semiconductor Equipment	12.44
Communications Equipment	4.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Apple Inc.	13.28%
Microsoft Corp.	9.22
Facebook Inc. Class A	5.11
Alphabet Inc. Class C	3.67
Alphabet Inc. Class A	3.43
Hewlett Packard Enterprise Co.	3.04
Applied Materials Inc.	2.95
Micron Technology Inc.	2.84
Intuit Inc.	2.71
TE Connectivity Ltd.	2.68

TOTAL	48.93%

*	Excludes money market funds.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR UTILITIES ETF

Performance as of February 28, 2018

The iShares Edge MSCI Multifactor Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Utilities sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Utilities Diversified Multiple-Factor Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was -9.16%, net of fees, while the total return for the Index was -9.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.95)%	(3.98)%	(3.85)%	(3.95)%	(3.98)%	(3.85)%
Since Inception	2.03%	2.07%	2.29%	3.70%	3.78%	4.17%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$908.40	$1.66	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Electric Utilities	61.81%
Multi-Utilities	27.93
Gas Utilities	6.64
Independent Power and Renewable Electricity Producers	3.45
Water Utilities	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

NextEra Energy Inc.	8.90%
Exelon Corp.	7.57
Duke Energy Corp.	6.31
Consolidated Edison Inc.	5.59
Dominion Energy Inc.	5.34
Eversource Energy	4.84
Southern Co. (The)	4.80
Xcel Energy Inc.	4.72
PG&E Corp.	4.53
Ameren Corp.	4.01

TOTAL	56.61%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.76%

AUTO COMPONENTS — 8.75%
Autoliv Inc.	569	$81,616
BorgWarner Inc.	1,344	65,964
Goodyear Tire & Rubber Co. (The)	2,051	59,356
Lear Corp.	404	75,374

		282,310
AUTOMOBILES — 0.03%
General Motors Co.	24	945

		945
DISTRIBUTORS — 0.85%
Genuine Parts Co.	298	27,368

		27,368
HOTELS, RESTAURANTS & LEISURE — 14.91%
Carnival Corp.	1,249	83,570
Darden Restaurants Inc.	846	77,993
McDonald’s Corp.	474	74,769
Royal Caribbean Cruises Ltd.	657	83,176
Starbucks Corp.	436	24,896
Vail Resorts Inc.	302	62,173
Wyndham Worldwide Corp.	644	74,562

		481,139
HOUSEHOLD DURABLES — 12.10%
DR Horton Inc.	1,589	66,579
Garmin Ltd.	1,084	64,216
Leggett & Platt Inc.	1,351	58,714
Mohawk Industries Inc.[a]	278	66,687
NVR Inc.[a]	22	62,550
Toll Brothers Inc.	1,415	62,019
Whirlpool Corp.	60	9,746

		390,511
INTERNET & DIRECT MARKETING RETAIL — 19.35%
Amazon.com Inc.[a]	365	552,044
Booking Holdings Inc.[a]	16	32,545
Netflix Inc.[a,b]	137	39,919

		624,508
LEISURE PRODUCTS — 1.83%
Hasbro Inc.	619	59,158

		59,158
MEDIA — 13.77%
Charter Communications Inc. Class Aa	23	7,864
Comcast Corp. Class A	3,172	114,858

Security	Shares	Value
Liberty Media Corp.-Liberty SiriusXM Class Ca	1,531	$63,935
News Corp. Class A	3,911	63,084
Scripps Networks Interactive Inc. Class A	824	74,045
Time Warner Inc.	184	17,105
Walt Disney Co. (The)	1,005	103,676

		444,567
MULTILINE RETAIL — 7.90%
Dollar General Corp.	960	90,806
Kohl’s Corp.	1,497	98,937
Nordstrom Inc.	1,274	65,369

		255,112
SPECIALTY RETAIL — 12.89%
Best Buy Co. Inc.	1,328	96,200
Gap Inc. (The)	2,213	69,887
Home Depot Inc. (The)	861	156,934
Lowe’s Companies Inc.	130	11,647
Ross Stores Inc.	1,044	81,526

		416,194
TEXTILES, APPAREL & LUXURY GOODS — 7.38%
Lululemon Athletica Inc.[a]	136	11,030
Michael Kors Holdings Ltd.[a]	1,205	75,831
NIKE Inc. Class B	344	23,058
PVH Corp.	512	73,871
Ralph Lauren Corp.	516	54,613

		238,403

TOTAL COMMON STOCKS
(Cost: $2,640,515)		3,220,215

SHORT-TERM INVESTMENTS — 1.45%

MONEY MARKET FUNDS — 1.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	40,616	40,621
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	6,074	6,074

		46,695

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,695)		46,695

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 101.21%
(Cost: $2,687,210)	$3,266,910
Other Assets, Less Liabilities — (1.21)%	(39,127)

NET ASSETS — 100.00%	$3,227,783

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,243	25,373	[b]	—	40,616	$40,621	$8	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,374	4,700	[b]	—	6,074	6,074	22		—	—

						$46,695	$30		$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,220,215	$—	$—	$3,220,215
Money market funds	46,695	—	—	46,695

Total	$3,266,910	$—	$—	$3,266,910

See notes to financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER STAPLES ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.83%

BEVERAGES — 19.67%
Brown-Forman Corp. Class B	519	$36,221
Coca-Cola Co. (The)	4,473	193,323
Constellation Brands Inc. Class A	4	862
Dr Pepper Snapple Group Inc.	829	96,371
PepsiCo Inc.	1,522	167,009

		493,786
FOOD & STAPLES RETAILING — 20.01%
Costco Wholesale Corp.	310	59,179
CVS Health Corp.	2,119	143,520
Kroger Co. (The)	534	14,482
Walgreens Boots Alliance Inc.	768	52,907
Walmart Inc.	2,579	232,136

		502,224
FOOD PRODUCTS — 24.47%
Archer-Daniels-Midland Co.	2,064	85,697
Bunge Ltd.	968	73,016
Campbell Soup Co.	1,264	54,415
Hormel Foods Corp.	1,915	62,161
Ingredion Inc.	474	61,923
JM Smucker Co. (The)	599	75,654
Kraft Heinz Co. (The)	205	13,745
McCormick & Co. Inc./MD NVS	670	71,543
Mondelez International Inc. Class A	875	38,413
Tyson Foods Inc. Class A	1,042	77,504

		614,071
HOUSEHOLD PRODUCTS — 20.25%
Church & Dwight Co. Inc.	1,476	72,605
Clorox Co. (The)	552	71,252
Colgate-Palmolive Co.	449	30,968

Security	Shares	Value
Kimberly-Clark Corp.	925	$102,601
Procter & Gamble Co. (The)	2,939	230,770

		508,196
PERSONAL PRODUCTS — 3.94%
Estee Lauder Companies Inc. (The) Class A	714	98,846

		98,846
TOBACCO — 11.49%
Altria Group Inc.	1,874	117,968
Philip Morris International Inc.	1,646	170,444

		288,412

TOTAL COMMON STOCKS
(Cost: $2,556,352)		2,505,535

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	1,899	1,899

		1,899

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,899)		1,899

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $2,558,251)		2,507,434
Other Assets, Less Liabilities — 0.09%		2,367

NET ASSETS — 100.00%		$2,509,801

NVS   —  Non-Voting Shares

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,864	35	[b]	—	1,899	$1,899	$24	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER STAPLES ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,505,535	$—	$—	$2,505,535
Money market funds	1,899	—	—	1,899

Total	$2,507,434	$—	$—	$2,507,434

See notes to financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR ENERGY ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.26%

ENERGY EQUIPMENT & SERVICES — 14.09%
Baker Hughes a GE Co.	2,507	$66,184
Halliburton Co.	441	20,471
Helmerich & Payne Inc.	1,152	74,361
Schlumberger Ltd.	1,859	122,025
TechnipFMC PLC	2,835	81,705

		364,746
OIL, GAS & CONSUMABLE FUELS — 85.17%
Anadarko Petroleum Corp.	10	570
Andeavor	787	70,531
Antero Resources Corp.[a]	3,206	60,305
Cabot Oil & Gas Corp.	2,701	65,256
Chevron Corp.	4,144	463,797
Cimarex Energy Co.	639	61,402
Concho Resources Inc.[a,b]	665	100,282
ConocoPhillips	1,326	72,015
Diamondback Energy Inc.[a]	654	81,515
EOG Resources Inc.	610	61,866
Exxon Mobil Corp.	7,600	575,624
HollyFrontier Corp.	1,507	64,545
Kinder Morgan Inc./DE	6,211	100,618
Marathon Petroleum Corp.	1,829	117,166
Occidental Petroleum Corp.	719	47,166
Phillips 66	1,410	127,422

Security	Shares	Value
Valero Energy Corp.	1,496	$135,268

		2,205,348

TOTAL COMMON STOCKS
(Cost: $2,534,758)		2,570,094

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	4,833	4,833
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	3,220	3,220

		8,053

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,053)		8,053

TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $2,542,811)		2,578,147
Other Assets, Less Liabilities — 0.43%		11,098

NET ASSETS — 100.00%		$2,589,245

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,404	—	(24,571)[b]	4,833	$4,833	$45	[c]	$(11)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,274	—	(54)[b]	3,220	3,220	16		—	—

					$8,053	$61		$(11)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR ENERGY ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,570,094	$—	$—	$2,570,094
Money market funds	8,053	—	—	8,053

Total	$2,578,147	$—	$—	$2,578,147

See notes to financial statements.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR FINANCIALS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.89%

BANKS — 40.45%
Bank of America Corp.	18,976	$609,130
Citigroup Inc.	4,539	342,649
Citizens Financial Group Inc.	5,685	247,241
Comerica Inc.	2,560	248,883
East West Bancorp. Inc.	3,274	214,611
JPMorgan Chase & Co.	7,167	827,788
KeyCorp	2,579	54,494
Regions Financial Corp.	13,659	265,121
U.S. Bancorp.	1,061	57,676
Wells Fargo & Co.	8,777	512,665
Zions BanCorp.	4,104	225,597

		3,605,855
CAPITAL MARKETS — 14.99%
Affiliated Managers Group Inc.	1,049	198,639
Ameriprise Financial Inc.	1,433	224,178
Eaton Vance Corp. NVS	2,975	157,467
Goldman Sachs Group Inc. (The)	236	62,051
Morgan Stanley	126	7,059
Raymond James Financial Inc.	2,327	215,736
SEI Investments Co.	2,840	206,837
T Rowe Price Group Inc.	2,363	264,420

		1,336,387
CONSUMER FINANCE — 0.16%
American Express Co.	149	14,529

		14,529
DIVERSIFIED FINANCIAL SERVICES — 7.85%
Berkshire Hathaway Inc. Class Ba	2,284	473,244
Voya Financial Inc.	4,441	226,580

		699,824
INSURANCE — 32.58%
Aflac Inc.	2,996	266,285
Allstate Corp. (The)	1,482	136,729
American Financial Group Inc./OH	1,843	207,890
Arch Capital Group Ltd.[a]	1,309	115,506
Athene Holding Ltd. Class Aa	2,770	130,772
Axis Capital Holdings Ltd.	2,149	106,032

Security	Shares	Value
Chubb Ltd.	74	$10,502
Everest Re Group Ltd.	860	206,606
FNF Group	4,928	196,775
Lincoln National Corp.	2,798	213,124
Marsh & McLennan Companies Inc.	3,335	276,872
Principal Financial Group Inc.	3,194	199,082
Reinsurance Group of America Inc.	1,266	194,698
RenaissanceRe Holdings Ltd.	1,035	132,770
Torchmark Corp.	2,271	193,875
Unum Group	3,718	189,469
XL Group Ltd.	3,005	127,142

		2,904,129
MORTGAGE REAL ESTATE INVESTMENT — 3.86%
AGNC Investment Corp.	9,435	169,264
Annaly Capital Management Inc.	17,379	174,311

		343,575

TOTAL COMMON STOCKS
(Cost: $8,247,055)		8,904,299

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	4,834	4,834

		4,834

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,834)		4,834

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $8,251,889)		8,909,133
Other Assets, Less Liabilities — 0.06%		5,441

NET ASSETS — 100.00%		$8,914,574

NVS — Non-Voting Shares

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR FINANCIALS ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$17	[c]	$22	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,924	—		(4,090)[b]	4,834	$4,834	$84		$—	$—

						$4,834	$101		$22	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$8,904,299	$—	$—	$8,904,299
Money market funds	4,834	—	—	4,834

Total	$8,909,133	$—	$—	$8,909,133

See notes to financial statements.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.81%

BIOTECHNOLOGY — 11.38%
AbbVie Inc.	2,703	$313,089
Amgen Inc.	1,046	192,223
Biogen Inc.[a]	514	148,541
Celgene Corp.[a]	501	43,647
Gilead Sciences Inc.	3,314	260,911
United Therapeutics Corp.[a]	1,277	147,940

		1,106,351
HEALTH CARE EQUIPMENT & SUPPLIES — 24.05%
Abbott Laboratories	1,751	105,638
Align Technology Inc.[a]	951	249,656
Baxter International Inc.	4,348	294,751
Cooper Companies Inc. (The)	917	211,387
Edwards Lifesciences Corp.[a]	2,354	314,659
Intuitive Surgical Inc.[a]	800	341,160
Medtronic PLC	1,641	131,099
ResMed Inc.	2,610	248,655
Teleflex Inc.	829	207,109
Varian Medical Systems Inc.[a]	1,970	235,100

		2,339,214
HEALTH CARE PROVIDERS & SERVICES — 32.78%
Aetna Inc.	2,037	360,671
Anthem Inc.	1,622	381,786
Centene Corp.[a]	2,487	252,232
Cigna Corp.	1,671	327,332
Henry Schein Inc.[a]	573	37,927
Humana Inc.	1,220	331,620
Laboratory Corp. of America Holdings[a]	1,531	264,404
McKesson Corp.	1,961	292,640
Quest Diagnostics Inc.	2,410	248,351
UnitedHealth Group Inc.	1,960	443,274
Universal Health Services Inc. Class B	2,176	248,499

		3,188,736
HEALTH CARE TECHNOLOGY — 4.73%
Cerner Corp.[a]	3,702	237,520
Veeva Systems Inc. Class Aa	3,198	222,901

		460,421
LIFE SCIENCES TOOLS & SERVICES — 7.75%
Agilent Technologies Inc.	3,598	246,787
Mettler-Toledo International Inc.[a]	368	226,769
Thermo Fisher Scientific Inc.	205	42,759
Waters Corp.[a]	1,161	237,587

		753,902

Security	Shares	Value
PHARMACEUTICALS — 19.12%
Bristol-Myers Squibb Co.	1,768	$117,042
Eli Lilly & Co.	681	52,451
Johnson & Johnson	7,679	997,348
Merck & Co. Inc.	4,587	248,707
Pfizer Inc.	12,236	444,289

		1,859,837
TOTAL COMMON STOCKS
(Cost: $9,201,566)		9,708,461

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	6,167	6,167

		6,167

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,167)		6,167

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $9,207,733)		9,714,628
Other Assets, Less Liabilities — 0.13%		12,214

NET ASSETS — 100.00%		$9,726,842

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$63	[c]	$(31)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,138	1,029	[b]	—	6,167	6,167	121		—	—

						$6,167	$184		$(31)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$9,708,461	$—	$—	$9,708,461
Money market funds	6,167	—	—	6,167

Total	$9,714,628	$—	$—	$9,714,628

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 23.18%
Boeing Co. (The)	523	$189,436
General Dynamics Corp.	42	9,343
Huntington Ingalls Industries Inc.	316	82,795
L3 Technologies Inc.	420	87,171
Lockheed Martin Corp.	156	54,981
Northrop Grumman Corp.	419	146,667
Raytheon Co.	64	13,921
Textron Inc.	1,471	88,039
United Technologies Corp.	499	67,235

		739,588
AIR FREIGHT & LOGISTICS — 4.36%
Expeditors International of Washington Inc.	1,259	81,785
FedEx Corp.	66	16,263
United Parcel Service Inc. Class B	393	41,033

		139,081
AIRLINES — 6.52%
American Airlines Group Inc.	1,417	76,872
Southwest Airlines Co.	1,295	74,903
United Continental Holdings Inc.[a]	829	56,198

		207,973
BUILDING PRODUCTS — 5.20%
AO Smith Corp.	476	30,554
Fortune Brands Home & Security Inc.	1,094	66,362
Owens Corning	850	69,105

		166,021
COMMERCIAL SERVICES & SUPPLIES — 6.84%
Republic Services Inc.	1,240	83,303
Rollins Inc.	1,311	65,904
Waste Connections Inc.	977	69,152

		218,359
CONSTRUCTION & ENGINEERING — 2.24%
Jacobs Engineering Group Inc.	1,170	71,440

		71,440
ELECTRICAL EQUIPMENT — 3.70%
Eaton Corp. PLC	1,323	106,766
Rockwell Automation Inc.	62	11,210

		117,976
INDUSTRIAL CONGLOMERATES — 9.82%
3M Co.	540	127,175
General Electric Co.	7,203	101,634

Security	Shares	Value
Honeywell International Inc.	560	$84,622

		313,431
MACHINERY — 11.70%
AGCO Corp.	850	56,610
Caterpillar Inc.	352	54,430
Cummins Inc.	586	98,548
Illinois Tool Works Inc.	41	6,619
Stanley Black & Decker Inc.	567	90,261
WABCO Holdings Inc.[a]	484	66,777

		373,245
PROFESSIONAL SERVICES — 4.33%
ManpowerGroup Inc.	559	66,219
Robert Half International Inc.	1,258	71,794

		138,013
ROAD & RAIL — 19.07%
AMERCO	93	31,992
CSX Corp.	1,210	65,001
JB Hunt Transport Services Inc.	701	83,118
Kansas City Southern	716	73,777
Knight-Swift Transportation Holdings Inc.	1,715	82,594
Norfolk Southern Corp.	857	119,192
Old Dominion Freight Line Inc.	582	80,851
Union Pacific Corp.	553	72,028

		608,553
TRADING COMPANIES & DISTRIBUTORS — 2.78%
United Rentals Inc.[a]	507	88,771

		88,771

TOTAL COMMON STOCKS
(Cost: $2,865,808)		3,182,451

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	1,350	1,350

		1,350

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,350)		1,350

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 99.78%
(Cost: $2,867,158)	$3,183,801
Other Assets, Less Liabilities — 0.22%	6,983

NET ASSETS — 100.00%	$3,190,784

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	[b]	—	—	$—	$4	[c]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,623	—		(4,273)[b]	1,350	1,350	47		—	—

						$1,350	$51		$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$3,182,451	$—	$—	$3,182,451
Money market funds	1,350	—	—	1,350

Total	$3,183,801	$—	$—	$3,183,801

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR MATERIALS ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.76%

CHEMICALS — 66.98%
Air Products & Chemicals Inc.	909	$146,158
Albemarle Corp.	1,510	151,649
Celanese Corp. Series A	1,905	192,138
Chemours Co. (The)	3,218	152,887
DowDuPont Inc.	14,818	1,041,706
Eastman Chemical Co.	2,119	214,189
Ecolab Inc.	1,070	139,582
International Flavors & Fragrances Inc.	549	77,546
LyondellBasell Industries NV Class A	3,297	356,801
Monsanto Co.	2,223	274,252
PPG Industries Inc.	931	104,682
Praxair Inc.	1,339	200,515
Sherwin-Williams Co. (The)	842	338,130

		3,390,235
CONSTRUCTION MATERIALS — 0.31%
Vulcan Materials Co.	131	15,423

		15,423
CONTAINERS & PACKAGING — 18.40%
Avery Dennison Corp.	1,520	179,588
Crown Holdings Inc.[a]	1,963	97,836
International Paper Co.	4,028	240,028
Packaging Corp. of America	1,553	185,118
WestRock Co.	3,478	228,713

		931,283

Security	Shares	Value
METALS & MINING — 14.07%
Freeport-McMoRan Inc.[a]	2,524	$46,946
Newmont Mining Corp.	6,465	246,963
Nucor Corp.	4,021	262,973
Steel Dynamics Inc.	3,359	155,354

		712,236

TOTAL COMMON STOCKS
(Cost: $4,682,268)		5,049,177

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	3,527	3,527

		3,527

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,527)		3,527

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $4,685,795)		5,052,704
Other Assets, Less Liabilities — 0.17%		8,743

NET ASSETS — 100.00%		$5,061,447

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,030	—	(5,503)[b]	3,527	$3,527	$41	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR MATERIALS ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$5,049,177	$—	$—	$5,049,177
Money market funds	3,527	—	—	3,527

Total	$5,052,704	$—	$—	$5,052,704

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.84%

COMMUNICATIONS EQUIPMENT — 4.57%
Cisco Systems Inc.	2,492	$111,592
F5 Networks Inc.[a]	863	128,172
Juniper Networks Inc.	5,165	132,534

		372,298
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 13.48%
Arrow Electronics Inc.[a]	1,200	97,896
Avnet Inc.	727	31,043
Cognex Corp.	1,737	93,294
Corning Inc.	6,167	179,336
Flex Ltd.[a]	7,231	130,881
FLIR Systems Inc.	1,866	91,621
IPG Photonics Corp.[a]	512	125,768
TE Connectivity Ltd.	2,113	217,829
Trimble Inc.[a]	3,437	130,365

		1,098,033
INTERNET SOFTWARE & SERVICES — 12.85%
Alphabet Inc. Class Aa	253	279,292
Alphabet Inc. Class Ca	270	298,277
Facebook Inc. Class Aa	2,331	415,664
IAC/InterActiveCorp.[a]	358	53,310

		1,046,543
IT SERVICES — 13.09%
Accenture PLC Class A	519	83,564
Automatic Data Processing Inc.	1,532	176,670
Broadridge Financial Solutions Inc.	1,581	158,701
DXC Technology Co.	1,986	203,644
International Business Machines Corp.	163	25,400
Jack Henry & Associates Inc.	1,051	123,282
Leidos Holdings Inc.	1,950	123,455
Mastercard Inc. Class A	235	41,304
Visa Inc. Class A	1,056	129,825

		1,065,845
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.42%
Applied Materials Inc.	4,163	239,747
Intel Corp.	2,861	141,019
KLA-Tencor Corp.	1,742	197,386
Lam Research Corp.	949	182,075
Micron Technology Inc.[a]	4,723	230,530
NVIDIA Corp.	84	20,328

		1,011,085

Security	Shares	Value
SOFTWARE — 21.55%
CA Inc.	4,289	$150,544
Cadence Design Systems Inc.[a]	3,802	147,403
Dell Technologies Inc. Class Va	2,206	163,884
Intuit Inc.	1,323	220,756
Microsoft Corp.	7,996	749,785
Oracle Corp.	1,017	51,531
Synopsys Inc.[a]	1,967	166,546
VMware Inc. Class Aa	792	104,346

		1,754,795
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.88%
Apple Inc.	6,060	1,079,407
Hewlett Packard Enterprise Co.	13,314	247,507
NetApp Inc.	3,231	195,637
Western Digital Corp.	1,958	170,425
Xerox Corp.	2,943	89,232

		1,782,208

TOTAL COMMON STOCKS
(Cost: $7,066,455)		8,130,807

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	3,870	3,870

		3,870

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,870)		3,870

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $7,070,325)		8,134,677
Other Assets, Less Liabilities — 0.11%		8,667

NET ASSETS — 100.00%		$8,143,344

[a]	Non-income producing security.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased	Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	54,390	—	(54,390)[b]	—	$—	$198	[c]	$11	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,522	—	(652)[b]	3,870	3,870	111		—	—

					$3,870	$309		$11	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$8,130,807	$—	$—	$8,130,807
Money market funds	3,870	—	—	3,870

Total	$8,134,677	$—	$—	$8,134,677

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR UTILITIES ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.46%

ELECTRIC UTILITIES — 61.48%
Alliant Energy Corp.	2,150	$83,097
American Electric Power Co. Inc.	1,220	80,008
Duke Energy Corp.	2,057	154,974
Edison International	1,061	64,286
Entergy Corp.	35	2,654
Eversource Energy	2,088	119,016
Exelon Corp.	5,023	186,052
FirstEnergy Corp.	89	2,877
NextEra Energy Inc.	1,437	218,640
OGE Energy Corp.	2,368	74,213
PG&E Corp.	2,707	111,231
Pinnacle West Capital Corp.	1,054	81,116
PPL Corp.	1,082	30,999
Southern Co. (The)	2,736	117,812
Westar Energy Inc.	1,555	75,775
Xcel Energy Inc.	2,682	116,077

		1,518,827
GAS UTILITIES — 6.61%
Atmos Energy Corp.	1,045	84,112
UGI Corp.	1,837	79,157

		163,269
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.43%
AES Corp./VA	7,809	84,884

		84,884
MULTI-UTILITIES — 27.78%
Ameren Corp.	1,815	98,555

Security	Shares	Value
Consolidated Edison Inc.	1,835	$137,423
Dominion Energy Inc.	1,771	131,178
DTE Energy Co.	780	78,608
Public Service Enterprise Group Inc.	1,985	96,134
SCANA Corp.	1,829	72,556
Sempra Energy	447	48,714
WEC Energy Group Inc.	385	23,069

		686,237
WATER UTILITIES — 0.16%
American Water Works Co. Inc.	51	4,047

		4,047

TOTAL COMMON STOCKS
(Cost: $2,708,236)		2,457,264

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	3,581	3,581

		3,581

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,581)		3,581

TOTAL INVESTMENTS IN SECURITIES — 99.61%
(Cost: $2,711,817)		2,460,845
Other Assets, Less Liabilities — 0.39%		9,645

NET ASSETS — 100.00%		$2,470,490

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,054	1,527	[b]	—	3,581	$3,581	$25	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR UTILITIES ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$2,457,264	$—	$—	$2,457,264
Money market funds	3,581	—	—	3,581

Total	$2,460,845	$—	$—	$2,460,845

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2018

	iShares Edge MSCI Multifactor Consumer Discretionary ETF	iShares Edge MSCI Multifactor Consumer Staples ETF	iShares Edge MSCI Multifactor Energy ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$2,640,515	$2,556,352	$2,534,758
Affiliated (Note 2)	46,695	1,899	8,053

Total cost of investments in securities	$2,687,210	$2,558,251	$2,542,811

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,220,215	$2,505,535	$2,570,094
Affiliated (Note 2)	46,695	1,899	8,053
Receivables:
Dividends and interest	2,371	3,059	16,657

Total Assets	3,269,281	2,510,493	2,594,804

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	40,621	—	4,844
Investment advisory fees (Note 2)	877	692	715

Total Liabilities	41,498	692	5,559

NET ASSETS	$3,227,783	$2,509,801	$2,589,245

Net assets consist of:
Paid-in capital	$2,696,831	$2,609,796	$2,564,672
Undistributed net investment income	2,265	6,917	16,415
Accumulated net realized loss	(51,013)	(56,095)	(27,178)
Net unrealized appreciation (depreciation)	579,700	(50,817)	35,336

NET ASSETS	$3,227,783	$2,509,801	$2,589,245

Shares outstanding[b]	100,000	100,000	100,000

Net asset value per share	$32.28	$25.10	$25.89

[a]	Securities on loan with values of $39,919, $ — and $4,675, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2018

	iShares Edge MSCI Multifactor Financials ETF	iShares Edge MSCI Multifactor Healthcare ETF	iShares Edge MSCI Multifactor Industrials ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$8,247,055	$9,201,566	$2,865,808
Affiliated (Note 2)	4,834	6,167	1,350

Total cost of investments in securities	$8,251,889	$9,207,733	$2,867,158

Investments in securities, at fair value (Note 1):
Unaffiliated	$8,904,299	$9,708,461	$3,182,451
Affiliated (Note 2)	4,834	6,167	1,350
Receivables:
Dividends and interest	7,817	15,034	7,841

Total Assets	8,916,950	9,729,662	3,191,642

LIABILITIES
Payables:
Investment advisory fees (Note 2)	2,376	2,820	858

Total Liabilities	2,376	2,820	858

NET ASSETS	$8,914,574	$9,726,842	$3,190,784

Net assets consist of:
Paid-in capital	$7,769,194	$8,060,123	$2,491,794
Undistributed net investment income	17,763	9,127	7,983
Undistributed net realized gain	470,373	1,150,697	374,364
Net unrealized appreciation	657,244	506,895	316,643

NET ASSETS	$8,914,574	$9,726,842	$3,190,784

Shares outstanding[a]	250,000	300,000	100,000

Net asset value per share	$35.66	$32.42	$31.91

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2018

	iShares Edge MSCI Multifactor Materials ETF	iShares Edge MSCI Multifactor Technology ETF	iShares Edge MSCI Multifactor Utilities ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$4,682,268	$7,066,455	$2,708,236
Affiliated (Note 2)	3,527	3,870	3,581

Total cost of investments in securities	$4,685,795	$7,070,325	$2,711,817

Investments in securities, at fair value (Note 1):
Unaffiliated	$5,049,177	$8,130,807	$2,457,264
Affiliated (Note 2)	3,527	3,870	3,581
Receivables:
Dividends and interest	10,114	10,790	10,313

Total Assets	5,062,818	8,145,467	2,471,158

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,371	2,123	668

Total Liabilities	1,371	2,123	668

NET ASSETS	$5,061,447	$8,143,344	$2,470,490

Net assets consist of:
Paid-in capital	$4,303,697	$6,450,460	$2,603,069
Undistributed net investment income	9,604	14,534	11,347
Undistributed net realized gain	381,237	613,998	107,046
Net unrealized appreciation (depreciation)	366,909	1,064,352	(250,972)

NET ASSETS	$5,061,447	$8,143,344	$2,470,490

Shares outstanding[a]	150,000	200,000	100,000

Net asset value per share	$33.74	$40.72	$24.70

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares Edge MSCI Multifactor Consumer Discretionary ETF	iShares Edge MSCI Multifactor Consumer Staples ETF	iShares Edge MSCI Multifactor Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$20,945	$31,340	$39,227
Dividends — affiliated (Note 2)	22	24	16
Securities lending income — affiliated — net (Note 2)	8	—	45

Total investment income	20,975	31,364	39,288

EXPENSES
Investment advisory fees (Note 2)	5,260	4,448	4,664

Total expenses	5,260	4,448	4,664

Net investment income	15,715	26,916	34,624

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(30,386)	(43,514)	(20,324)
Investments — affiliated (Note 2)	—	—	(11)

Net realized loss	(30,386)	(43,514)	(20,335)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	503,892	53,442	224,462

Net change in unrealized appreciation/depreciation	503,892	53,442	224,462

Net realized and unrealized gain	473,506	9,928	204,127

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$489,221	$36,844	$238,751

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares Edge MSCI Multifactor Financials ETF	iShares Edge MSCI Multifactor Healthcare ETF	iShares Edge MSCI Multifactor Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$53,683	$80,533	$26,729
Dividends — affiliated (Note 2)	84	121	47
Securities lending income — affiliated — net (Note 2)	17	63	4

Total investment income	53,784	80,717	26,780

EXPENSES
Investment advisory fees (Note 2)	9,899	25,087	5,545

Total expenses	9,899	25,087	5,545

Net investment income	43,885	55,630	21,235

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,361)	(202,178)	(89,680)
Investments — affiliated (Note 2)	22	(31)	—
In-kind redemptions — unaffiliated	479,003	1,348,031	465,151

Net realized gain	476,664	1,145,822	375,471

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	123,551	(142,427)	(5,222)

Net change in unrealized appreciation/depreciation	123,551	(142,427)	(5,222)

Net realized and unrealized gain	600,215	1,003,395	370,249

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$644,100	$1,059,025	$391,484

[a]	Net of foreign withholding tax of $ —, $ — and $48, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares Edge MSCI Multifactor Materials ETF	iShares Edge MSCI Multifactor Technology ETF	iShares Edge MSCI Multifactor Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$48,774	$38,211	$45,389
Dividends — affiliated (Note 2)	41	111	25
Securities lending income — affiliated — net (Note 2)	—	198	—

Total investment income	48,815	38,520	45,414

EXPENSES
Investment advisory fees (Note 2)	8,774	10,456	4,817

Total expenses	8,774	10,456	4,817

Net investment income	40,041	28,064	40,597

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,555)	(38,674)	(31,129)
Investments — affiliated (Note 2)	—	11	—
In-kind redemptions — unaffiliated	390,551	656,225	143,596

Net realized gain	381,996	617,562	112,467

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	78,101	231,290	(381,197)

Net change in unrealized appreciation/depreciation	78,101	231,290	(381,197)

Net realized and unrealized gain (loss)	460,097	848,852	(268,730)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$500,138	$876,916	$(228,133)

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Edge MSCI Multifactor Consumer Discretionary ETF		iShares Edge MSCI Multifactor Consumer Staples ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,715	$36,551	$26,916	$56,031
Net realized gain (loss)	(30,386)	160,946	(43,514)	65,000
Net change in unrealized appreciation/depreciation	503,892	(5,942)	53,442	(119,048)

Net increase in net assets resulting from operations	489,221	191,555	36,844	1,983

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,728)	(39,121)	(29,293)	(57,018)

Total distributions to shareholders	(17,728)	(39,121)	(29,293)	(57,018)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,384,928	—	1,269,634
Cost of shares redeemed	—	(1,384,928)	—	(1,269,634)

Net increase in net assets from capital share transactions	—	—	—	—

INCREASE (DECREASE) IN NET ASSETS	471,493	152,434	7,551	(55,035)

NET ASSETS
Beginning of period	2,756,290	2,603,856	2,502,250	2,557,285

End of period	$3,227,783	$2,756,290	$2,509,801	$2,502,250

Undistributed net investment income included in net assets at end of period	$2,265	$4,278	$6,917	$9,294

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	—	50,000
Shares redeemed	—	(50,000)	—	(50,000)

Net increase in shares outstanding	—	—	—	—

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor Energy ETF		iShares Edge MSCI Multifactor Financials ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,624	$66,172	$43,885	$43,944
Net realized gain (loss)	(20,335)	62,643	476,664	115,795
Net change in unrealized appreciation/depreciation	224,462	(218,567)	123,551	408,871

Net increase (decrease) in net assets resulting from operations	238,751	(89,752)	644,100	568,610

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,074)	(66,341)	(35,330)	(42,435)
From net realized gain	—	—	(121,518)	(8,092)

Total distributions to shareholders	(34,074)	(66,341)	(156,848)	(50,527)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,209,222	7,009,115	—
Cost of shares redeemed	—	(1,209,222)	(1,773,400)	—

Net increase in net assets from capital share transactions	—	—	5,235,715	—

INCREASE (DECREASE) IN NET ASSETS	204,677	(156,093)	5,722,967	518,083

NET ASSETS
Beginning of period	2,384,568	2,540,661	3,191,607	2,673,524

End of period	$2,589,245	$2,384,568	$8,914,574	$3,191,607

Undistributed net investment income included in net assets at end of period	$16,415	$15,865	$17,763	$9,208

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	200,000	—
Shares redeemed	—	(50,000)	(50,000)	—

Net increase in shares outstanding	—	—	150,000	—

See notes to financial statements.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor Healthcare ETF		iShares Edge MSCI Multifactor Industrials ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$55,630	$28,852	$21,235	$43,894
Net realized gain	1,145,822	5,288	375,471	135,408
Net change in unrealized appreciation/depreciation	(142,427)	564,671	(5,222)	245,876

Net increase in net assets resulting from operations	1,059,025	598,811	391,484	425,178

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(55,059)	(24,710)	(21,366)	(42,976)
From net realized gain	—	(14,617)	(118,532)	—

Total distributions to shareholders	(55,059)	(39,327)	(139,898)	(42,976)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,220,952	5,868,890	1,588,421	—
Cost of shares redeemed	(9,570,974)	—	(1,630,423)	—

Net increase (decrease) in net assets from capital share transactions	(350,022)	5,868,890	(42,002)	—

INCREASE IN NET ASSETS	653,944	6,428,374	209,584	382,202

NET ASSETS
Beginning of period	9,072,898	2,644,524	2,981,200	2,598,998

End of period	$9,726,842	$9,072,898	$3,190,784	$2,981,200

Undistributed net investment income included in net assets at end of period	$9,127	$8,556	$7,983	$8,114

SHARES ISSUED AND REDEEMED
Shares sold	300,000	200,000	50,000	—
Shares redeemed	(300,000)	—	(50,000)	—

Net increase in shares outstanding	—	200,000	—	—

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor Materials ETF		iShares Edge MSCI Multifactor Technology ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$40,041	$53,995	$28,064	$33,521
Net realized gain	381,996	302,536	617,562	322,222
Net change in unrealized appreciation/depreciation	78,101	149,284	231,290	519,846

Net increase in net assets resulting from operations	500,138	505,815	876,916	875,589

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(40,268)	(54,305)	(19,632)	(34,236)
From net realized gain	(25,521)	—	(325,776)	(38,846)

Total distributions to shareholders	(65,789)	(54,305)	(345,408)	(73,082)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,680,681	3,032,744	5,969,073	—
Cost of shares redeemed	(1,696,680)	(1,509,673)	(2,050,539)	—

Net increase (decrease) in net assets from capital share transactions	(15,999)	1,523,071	3,918,534	—

INCREASE IN NET ASSETS	418,350	1,974,581	4,450,042	802,507

NET ASSETS
Beginning of period	4,643,097	2,668,516	3,693,302	2,890,795

End of period	$5,061,447	$4,643,097	$8,143,344	$3,693,302

Undistributed net investment income included in net assets at end of period	$9,604	$9,831	$14,534	$6,102

SHARES ISSUED AND REDEEMED
Shares sold	50,000	100,000	150,000	—
Shares redeemed	(50,000)	(50,000)	(50,000)	—

Net increase in shares outstanding	—	50,000	100,000	—

See notes to financial statements.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor Utilities ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$40,597	$84,641
Net realized gain	112,467	124,689
Net change in unrealized appreciation/depreciation	(381,197)	122,974

Net increase (decrease) in net assets resulting from operations	(228,133)	332,304

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,740)	(80,719)

Total distributions to shareholders	(47,740)	(80,719)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,729,560
Cost of shares redeemed	(1,405,189)	(1,364,780)

Net increase (decrease) in net assets from capital share transactions	(1,405,189)	1,364,780

INCREASE (DECREASE) IN NET ASSETS	(1,681,062)	1,616,365

NET ASSETS
Beginning of period	4,151,552	2,535,187

End of period	$2,470,490	$4,151,552

Undistributed net investment income included in net assets at end of period	$11,347	$18,490

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000
Shares redeemed	(50,000)	(50,000)

Net increase (decrease) in shares outstanding	(50,000)	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Consumer Discretionary ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$27.56	$26.04	$25.26

Income from investment operations:
Net investment income[b]	0.16	0.37	0.14
Net realized and unrealized gain[c]	4.74	1.54	0.71

Total from investment operations	4.90	1.91	0.85

Less distributions from:
Net investment income	(0.18)	(0.39)	(0.07)

Total distributions	(0.18)	(0.39)	(0.07)

Net asset value, end of period	$32.28	$27.56	$26.04

Total return	17.83%[d]	7.41%	3.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,228	$2,756	$2,604
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.05%	1.35%	1.81%
Portfolio turnover rate[f]	25%[d]	41%	22%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Consumer Staples ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$25.02	$25.57	$25.37

Income from investment operations:
Net investment income[b]	0.27	0.56	0.17
Net realized and unrealized gain (loss)[c]	0.10	(0.54)	0.10

Total from investment operations	0.37	0.02	0.27

Less distributions from:
Net investment income	(0.29)	(0.57)	(0.07)

Total distributions	(0.29)	(0.57)	(0.07)

Net asset value, end of period	$25.10	$25.02	$25.57

Total return	1.47%[d]	0.11%	1.07%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,510	$2,502	$2,557
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.12%	2.24%	2.19%
Portfolio turnover rate[f]	16%[d]	32%	18%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Energy ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$23.85	$25.41	$25.03

Income from investment operations:
Net investment income[b]	0.35	0.66	0.33
Net realized and unrealized gain (loss)[c]	2.03	(1.56)	0.22

Total from investment operations	2.38	(0.90)	0.55

Less distributions from:
Net investment income	(0.34)	(0.66)	(0.17)

Total distributions	(0.34)	(0.66)	(0.17)

Net asset value, end of period	$25.89	$23.85	$25.41

Total return	9.93%[d]	(3.68)%	2.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,589	$2,385	$2,541
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.60%	2.56%	4.20%
Portfolio turnover rate[f]	25%[d]	39%	29%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Financials ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$31.92	$26.74	$25.33

Income from investment operations:
Net investment income[b]	0.27	0.44	0.14
Net realized and unrealized gain[c]	4.55	5.25	1.33

Total from investment operations	4.82	5.69	1.47

Less distributions from:
Net investment income	(0.27)	(0.43)	(0.06)
Net realized gain	(0.81)	(0.08)	—

Total distributions	(1.08)	(0.51)	(0.06)

Net asset value, end of period	$35.66	$31.92	$26.74

Total return	15.17%[d]	21.43%	5.83%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,915	$3,192	$2,674
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.55%	1.46%	1.77%
Portfolio turnover rate[f]	27%[d]	42%	28%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Healthcare ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$30.24	$26.45	$25.41

Income from investment operations:
Net investment income[b]	0.12	0.27	0.09
Net realized and unrealized gain[c]	2.16	3.91	1.00

Total from investment operations	2.28	4.18	1.09

Less distributions from:
Net investment income	(0.10)	(0.24)	(0.05)
Net realized gain	—	(0.15)	—

Total distributions	(0.10)	(0.39)	(0.05)

Net asset value, end of period	$32.42	$30.24	$26.45

Total return	7.56%[d]	16.05%	4.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,727	$9,073	$2,645
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	0.78%	0.99%	1.14%
Portfolio turnover rate[f]	31%[d]	31%	20%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Industrials ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$29.81	$25.99	$25.34

Income from investment operations:
Net investment income[b]	0.21	0.44	0.18
Net realized and unrealized gain[c]	3.29	3.81	0.58

Total from investment operations	3.50	4.25	0.76

Less distributions from:
Net investment income	(0.21)	(0.43)	(0.11)
Net realized gain	(1.19)	—	—

Total distributions	(1.40)	(0.43)	(0.11)

Net asset value, end of period	$31.91	$29.81	$25.99

Total return	11.79%[d]	16.46%	3.01%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,191	$2,981	$2,599
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.34%	1.54%	2.31%
Portfolio turnover rate[f]	27%[d]	41%	26%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Materials ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$30.95	$26.69	$25.26

Income from investment operations:
Net investment income[b]	0.27	0.54	0.18
Net realized and unrealized gain[c]	2.96	4.26	1.33

Total from investment operations	3.23	4.80	1.51

Less distributions from:
Net investment income	(0.27)	(0.54)	(0.08)
Net realized gain	(0.17)	—	—

Total distributions	(0.44)	(0.54)	(0.08)

Net asset value, end of period	$33.74	$30.95	$26.69

Total return	10.45%[d]	18.22%	6.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,061	$4,643	$2,669
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.60%	1.88%	2.28%
Portfolio turnover rate[f]	11%[d]	21%	26%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Technology ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$36.93	$28.91	$25.32

Income from investment operations:
Net investment income[b]	0.19	0.34	0.11
Net realized and unrealized gain[c]	5.92	8.41	3.52

Total from investment operations	6.11	8.75	3.63

Less distributions from:
Net investment income	(0.15)	(0.34)	(0.04)
Net realized gain	(2.17)	(0.39)	—

Total distributions	(2.32)	(0.73)	(0.04)

Net asset value, end of period	$40.72	$36.93	$28.91

Total return	16.84%[d]	30.76%	14.34%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,143	$3,693	$2,891
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	0.94%	1.03%	1.27%
Portfolio turnover rate[f]	18%[d]	39%	20%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Utilities ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$27.68	$25.35	$25.13

Income from investment operations:
Net investment income[b]	0.39	0.82	0.28
Net realized and unrealized gain (loss)[c]	(2.89)	2.32	0.07

Total from investment operations	(2.50)	3.14	0.35

Less distributions from:
Net investment income	(0.48)	(0.81)	(0.13)

Total distributions	(0.48)	(0.81)	(0.13)

Net asset value, end of period	$24.70	$27.68	$25.35

Total return	(9.16)%[d]	12.60%	1.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,470	$4,152	$2,535
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.95%	3.18%	3.45%
Portfolio turnover rate[f]	14%[d]	20%	21%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Multifactor Consumer Discretionary	Non-diversified
Edge MSCI Multifactor Consumer Staples	Non-diversified
Edge MSCI Multifactor Energy	Non-diversified
Edge MSCI Multifactor Financials	Non-diversified

iShares ETF	Diversification Classification
Edge MSCI Multifactor Healthcare	Non-diversified
Edge MSCI Multifactor Industrials	Non-diversified
Edge MSCI Multifactor Materials	Non-diversified
Edge MSCI Multifactor Technology	Non-diversified
Edge MSCI Multifactor Utilities	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Edge MSCI Multifactor Consumer Discretionary
Jefferies LLC	$39,919	$39,919	$—

Edge MSCI Multifactor Energy
HSBC Bank PLC	$4,675	$4,675	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Multifactor Consumer Discretionary	$3
Edge MSCI Multifactor Energy	23
Edge MSCI Multifactor Financials	9
Edge MSCI Multifactor Healthcare	32
Edge MSCI Multifactor Industrials	2
Edge MSCI Multifactor Technology	86

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Consumer Discretionary	$165,181	$176,146
Edge MSCI Multifactor Financials	435,655	530,055
Edge MSCI Multifactor Healthcare	2,249,870	1,361,102
Edge MSCI Multifactor Industrials	173,721	313,643
Edge MSCI Multifactor Technology	217,249	385,686

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a, the] Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of February 28, 2018, the number of affiliated accounts that

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Edge MSCI Multifactor Consumer Discretionary	1	50%
Edge MSCI Multifactor Consumer Staples	1	50%
Edge MSCI Multifactor Energy	1	43%
Edge MSCI Multifactor Materials	1	33%
Edge MSCI Multifactor Utilities	1	80%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Consumer Discretionary	$762,567	$768,356
Edge MSCI Multifactor Consumer Staples	414,243	413,548
Edge MSCI Multifactor Energy	649,512	650,306
Edge MSCI Multifactor Financials	1,557,438	1,585,616
Edge MSCI Multifactor Healthcare	4,460,181	4,498,256
Edge MSCI Multifactor Industrials	927,972	1,018,696
Edge MSCI Multifactor Materials	592,235	627,763
Edge MSCI Multifactor Technology	1,103,475	1,424,490
Edge MSCI Multifactor Utilities	415,458	455,321

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Multifactor Financials	$6,910,535	$1,766,309
Edge MSCI Multifactor Healthcare	9,159,919	9,477,555
Edge MSCI Multifactor Industrials	1,558,691	1,624,448
Edge MSCI Multifactor Materials	1,676,660	1,688,627
Edge MSCI Multifactor Technology	5,962,879	2,044,624
Edge MSCI Multifactor Utilities	—	1,368,256

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year end, the following funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Edge MSCI Multifactor Consumer Discretionary	$20,147
Edge MSCI Multifactor Consumer Staples	11,988
Edge MSCI Multifactor Energy	1,767

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Multifactor Consumer Discretionary	$2,687,690	$604,608	$(25,388)	$579,220
Edge MSCI Multifactor Consumer Staples	2,558,844	102,461	(153,871)	(51,410)
Edge MSCI Multifactor Energy	2,547,887	211,801	(181,541)	30,260
Edge MSCI Multifactor Financials	8,252,359	745,692	(88,918)	656,774
Edge MSCI Multifactor Healthcare	9,231,577	664,620	(181,569)	483,051
Edge MSCI Multifactor Industrials	2,868,265	379,800	(64,264)	315,536
Edge MSCI Multifactor Materials	4,686,053	435,699	(69,048)	366,651
Edge MSCI Multifactor Technology	7,070,579	1,113,350	(49,252)	1,064,098
Edge MSCI Multifactor Utilities	2,717,238	10,748	(267,141)	(256,393)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	61

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Edge MSCI Multifactor Consumer Discretionary	$0.163444	$—	$0.013833	$0.177277	92%	—%	8%		100%
Edge MSCI Multifactor Consumer Staples	0.265577	—	0.027352	0.292929	91	—	9		100
Edge MSCI Multifactor Financials	0.240054	0.810120	0.031267	1.081441	22	75	3		100
Edge MSCI Multifactor Healthcare	0.089913	—	0.012756	0.102669	88	—	12		100
Edge MSCI Multifactor Industrials	0.210956	1.185320	0.002704	1.398980	15	85	0	[a]	100
Edge MSCI Multifactor Materials	0.242592	0.170140	0.025858	0.438590	55	39	6		100
Edge MSCI Multifactor Technology	0.154737	2.171841	—	2.326578	7	93	—		100
Edge MSCI Multifactor Utilities	0.459971	—	0.017429	0.477400	96	—	4		100

[a]	Rounds to less than 1%.

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	63

Notes:

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	65

Notes:

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-818-0218

FEBRUARY 28, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI EAFE ESG Optimized ETF | ESGD | NASDAQ
➢	iShares MSCI Global Impact ETF | MPCT | NASDAQ
➢	iShares MSCI USA ESG Optimized ETF | ESGU | NASDAQ

Fund Performance Overview

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

Performance as of February 28, 2018

The iShares MSCI EAFE ESG Optimized ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada that have positive environmental, social and governance characteristics, as represented by the MSCI EAFE ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 6.79%, net of fees, while the total return for the Index was 6.88%.

Special note: Effective on or around May 23, 2018, the Fund will track a new underlying index, the MSCI EAFE Extended ESG Focus Index and will cease to track the MSCI EAFE ESG Focus Index.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.99%	19.56%	20.21%	19.99%	19.56%	20.21%
Since Inception	20.88%	20.68%	21.18%	37.36%	36.98%	37.89%

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,067.90	$1.03	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Financials	21.81%
Industrials	14.60
Consumer Discretionary	12.13
Consumer Staples	9.76
Health Care	9.40
Materials	9.04
Information Technology	5.88
Energy	5.77
Telecommunication Services	4.54
Real Estate	3.68
Utilities	3.39

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

Japan	24.10%
United Kingdom	16.71
France	10.85
Germany	9.56
Switzerland	7.92
Australia	7.01
Hong Kong	3.50
Spain	3.37
Netherlands	3.32
Sweden	2.92

TOTAL	89.26%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GLOBAL IMPACT ETF

Performance as of February 28, 2018

The iShares MSCI Global Impact ETF (the “Fund”) seeks to track the investment results of an index composed of positive impact companies that derive a majority of their revenue from products and services that address at least one of the world’s major social and environmental challenges as identified by the United Nations Sustainable Development Goals, as represented by the MSCI ACWI Sustainable Impact Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 6.99%, net of fees, while the total return for the Index was 7.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.77%	21.56%	22.25%	21.77%	21.56%	22.25%
Since Inception	13.33%	13.37%	13.76%	26.25%	26.34%	27.12%

The inception date of the Fund was 4/20/16. The first day of secondary market trading was 4/22/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,069.90	$2.51	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Industrials	20.10%
Consumer Staples	19.99
Health Care	19.93
Information Technology	10.67
Utilities	9.39
Materials	7.82
Consumer Discretionary	7.24
Real Estate	4.83
Energy	0.03

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/18

Country	Percentage of Total Investments*

United States	30.28%
France	14.88
United Kingdom	11.79
Japan	10.96
Denmark	6.29
China	5.54
Taiwan	4.13
Belgium	3.97
Germany	2.16
Hong Kong	2.06

TOTAL	92.06%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA ESG OPTIMIZED ETF

Performance as of February 28, 2018

The iShares MSCI USA ESG Optimized ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2018, the total return for the Fund was 10.36%, net of fees, while the total return for the Index was 10.46%.

Special note: Effective on or around May 23, 2018, the Fund will track a new underlying index, the MSCI USA Extended ESG Focus Index and will cease to track the MSCI USA ESG Focus Index.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.69%	16.71%	16.97%	16.69%	16.71%	16.97%
Since Inception	20.68%	20.71%	20.99%	26.41%	26.45%	26.83%

The inception date of the Fund was 12/1/16. The first day of secondary market trading was 12/2/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,103.60	$0.78	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments*

Information Technology	26.54%
Financials	14.28
Health Care	13.27
Consumer Discretionary	12.52
Industrials	11.09
Consumer Staples	6.95
Energy	4.79
Real Estate	3.00
Utilities	2.99
Materials	2.84
Telecommunication Services	1.73

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

Apple Inc.	3.85%
Microsoft Corp.	3.35
Amazon.com Inc.	2.54
Facebook Inc. Class A	1.88
Alphabet Inc. Class C	1.87
JPMorgan Chase & Co.	1.76
Johnson & Johnson	1.49
Exxon Mobil Corp.	1.45
Bank of America Corp.	1.36
3M Co.	1.30

TOTAL	20.85%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.42%

AUSTRALIA — 6.98%
Alumina Ltd.	151,235	$262,804
Amcor Ltd./Australia	14,945	161,878
AMP Ltd.	76,038	313,446
APA Group	41,704	259,983
APA Group New[a]	1,562	9,737
ASX Ltd.	7,308	332,517
Aurizon Holdings Ltd.	45,195	160,947
Australia & New Zealand Banking Group Ltd.	45,910	1,039,275
BlueScope Steel Ltd.	11,078	139,588
Brambles Ltd.	51,114	382,374
Caltex Australia Ltd.	8,560	234,597
Commonwealth Bank of Australia	27,028	1,608,894
CSL Ltd.	5,771	733,784
Dexus	39,469	286,033
Goodman Group	41,412	264,939
Insurance Australia Group Ltd.	54,608	348,937
LendLease Group	25,132	349,576
Macquarie Group Ltd.	6,902	557,470
Mirvac Group	221,423	365,793
National Australia Bank Ltd.	36,975	869,569
Newcrest Mining Ltd.	14,123	233,864
Origin Energy Ltd.[a]	41,963	295,932
Ramsay Health Care Ltd.	4,176	207,940
Rio Tinto Ltd.	5,162	326,465
Santos Ltd.[a]	53,291	209,296
South32 Ltd.	92,788	240,053
Stockland	135,024	425,079
Sydney Airport	34,133	175,282
Tabcorp Holdings Ltd.	36,772	133,244
Telstra Corp. Ltd.	74,161	193,596
Transurban Group	62,162	560,932
Westpac Banking Corp.	57,367	1,375,519
Woodside Petroleum Ltd.	29,896	679,791

		13,739,134
AUSTRIA — 0.32%
OMV AG	10,933	628,052

		628,052
BELGIUM — 1.18%
Anheuser-Busch InBev SA/NV	11,890	1,268,604
KBC Group NV	7,656	721,800
Umicore SA	5,887	334,017

		2,324,421

Security	Shares	Value
DENMARK — 1.86%
Carlsberg A/S Class B	2,558	$314,345
Chr Hansen Holding A/S	2,871	239,375
Coloplast A/S Class B	3,654	309,807
Genmab A/Sa	1,085	221,628
Novo Nordisk A/S Class B	27,852	1,444,428
Novozymes A/S Class B	4,959	255,878
Orsted A/Sb	4,907	306,165
Pandora A/S	2,523	264,500
Vestas Wind Systems A/S	4,292	311,875

		3,668,001
FINLAND — 0.99%
Neste OYJ	5,259	386,388
Nokia OYJ	97,353	570,292
Stora Enso OYJ Class R	12,138	215,770
UPM-Kymmene OYJ	8,990	309,532
Wartsila OYJ Abp	6,641	469,297

		1,951,279
FRANCE — 10.81%
Accor SA	4,263	246,970
Air Liquide SA	4,856	610,919
Airbus SE	6,884	825,670
Atos SE	3,538	468,191
AXA SA	40,574	1,279,710
BNP Paribas SA	12,151	968,782
Capgemini SE	2,494	313,154
Casino Guichard Perrachon SA	1,450	78,910
Cie. de Saint-Gobain	9,280	529,077
Cie. Generale des Etablissements Michelin SCA Class B	3,799	587,058
CNP Assurances	13,141	320,549
Credit Agricole SA	8,702	150,020
Danone SA	14,906	1,195,342
Eiffage SA	1,943	211,147
Engie SA	19,401	304,654
Essilor International Cie. Generale d’Optique SA	6,032	793,445
Gecina SA	559	98,245
Getlink SE Registered	9,396	121,073
Imerys SA	3,167	323,689
Kering SA	1,450	686,175
L’Oreal SA	5,655	1,221,136
LVMH Moet Hennessy Louis Vuitton SE	3,654	1,098,553
Natixis SA	45,124	390,752

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
Orange SA	29,464	$500,945
Pernod Ricard SA	3,857	635,066
Peugeot SA	19,643	445,971
Renault SA	3,277	357,633
Rexel SA	12,354	218,103
Sanofi	12,424	985,396
Schneider Electric SE	11,919	1,040,559
Societe BIC SA	1,537	161,497
Societe Generale SA	9,367	538,321
STMicroelectronics NV	13,311	305,538
Thales SA	1,949	217,600
TOTAL SA	32,759	1,876,664
Unibail-Rodamco SE	2,175	508,663
Valeo SA	3,103	202,323
Vivendi SA	18,154	470,508

		21,288,008
GERMANY — 9.53%
adidas AG	3,654	813,776
Allianz SE Registered	8,645	2,024,636
BASF SE	14,558	1,534,268
Bayer AG Registered	10,034	1,177,660
Bayerische Motoren Werke AG	5,394	571,171
Brenntag AG	3,886	243,993
Commerzbank AGa	18,096	281,138
Daimler AG Registered	11,465	985,403
Deutsche Bank AG Registered	24,650	396,850
Deutsche Boerse AG	5,830	778,251
Deutsche Post AG Registered	21,468	985,545
Deutsche Wohnen SE Bearer	10,448	432,622
E.ON SE	30,885	314,912
Fraport AG Frankfurt Airport Services Worldwide	1,663	170,659
HeidelbergCement AG	3,596	362,886
Henkel AG & Co. KGaA	4,473	539,276
HOCHTIEF AG	960	162,165
Infineon Technologies AG	5,655	154,496
Linde AGa	2,252	506,345
Merck KGaA	6,308	632,564
MTU Aero Engines AG	1,247	209,276
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	3,045	683,717
Osram Licht AG	3,045	242,439
ProSiebenSat.1 Media SE Registered	5,655	224,432
RWE AGa	11,194	224,042
SAP SE	18,734	1,969,578

Security	Shares	Value
Siemens AG Registered	14,909	$1,971,848
thyssenkrupp AG	6,061	161,300

		18,755,248
HONG KONG — 3.48%
AIA Group Ltd.	139,600	1,169,384
BOC Hong Kong Holdings Ltd.	116,500	589,549
CLP Holdings Ltd.	29,000	292,768
Hang Seng Bank Ltd.	35,000	869,935
Hong Kong Exchanges & Clearing Ltd.	20,500	743,997
Hysan Development Co. Ltd.	58,000	336,128
Melco Resorts & Entertainment Ltd. ADR	10,701	293,742
MTR Corp. Ltd.	131,500	697,385
Sands China Ltd.	58,000	327,233
Shangri-La Asia Ltd.	116,000	261,194
Sun Hung Kai Properties Ltd.	29,000	484,365
Swire Pacific Ltd. Class A	29,000	293,510
Swire Properties Ltd.	87,000	297,401
Wharf Real Estate Investment Co. Ltd.[a]	29,000	199,194

		6,855,785
IRELAND — 0.57%
CRH PLC	20,068	667,459
Kerry Group PLC Class A	1,885	187,717
Paddy Power Betfair PLC	2,262	263,746

		1,118,922
ISRAEL — 0.45%
Bank Hapoalim BM	62,263	446,202
Bank Leumi Le-Israel BM	42,514	257,931
Teva Pharmaceutical Industries Ltd. ADR	10,217	191,262

		895,395
ITALY — 2.07%
Assicurazioni Generali SpA	22,987	432,878
CNH Industrial NV	34,713	471,854
Enel SpA	143,355	835,575
Fiat Chrysler Automobiles NVa	4,988	106,901
Intesa Sanpaolo SpA	245,932	928,649
Snam SpA	85,608	384,340
Terna Rete Elettrica Nazionale SpA	64,293	357,572
UniCredit SpA[a]	25,762	548,164

		4,065,933
JAPAN — 24.01%
Aeon Co. Ltd.	31,900	540,062
AEON Financial Service Co. Ltd.	8,700	203,996

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
Aisin Seiki Co. Ltd.	5,800	$340,809
Ajinomoto Co. Inc.	14,500	265,934
Alfresa Holdings Corp.	8,700	190,380
ANA Holdings Inc.	2,900	117,163
Asahi Kasei Corp.	34,800	451,205
Asics Corp.	11,600	185,787
Astellas Pharma Inc.	49,600	734,669
Benesse Holdings Inc.	5,800	208,181
Bridgestone Corp.	8,700	389,892
Chugai Pharmaceutical Co. Ltd.	5,800	301,673
Dai Nippon Printing Co. Ltd.	14,500	305,885
Daifuku Co. Ltd.	3,000	198,491
Daiichi Sankyo Co. Ltd.	5,800	200,191
Daikin Industries Ltd.	8,700	1,031,395
Daiwa House Industry Co. Ltd.	14,600	544,156
Denso Corp.	17,500	1,030,762
East Japan Railway Co.	5,800	546,816
Eisai Co. Ltd.	5,800	309,609
FANUC Corp.	1,375	351,917
Fast Retailing Co. Ltd.	600	239,370
Fujitsu Ltd.	58,000	349,995
Hankyu Hanshin Holdings Inc.	5,800	217,422
Hino Motors Ltd.	12,000	159,130
Hitachi Chemical Co. Ltd.	14,500	325,997
Hitachi Ltd.	87,000	666,942
Hitachi Metals Ltd.	17,400	224,379
Honda Motor Co. Ltd.	29,000	1,055,855
Idemitsu Kosan Co. Ltd.	8,700	336,324
Inpex Corp.	58,800	722,705
JFE Holdings Inc.	11,600	270,418
JXTG Holdings Inc.	60,900	374,401
Kajima Corp.	29,000	277,756
Kansai Paint Co. Ltd.	5,900	149,290
Kao Corp.	8,700	640,199
Kawasaki Heavy Industries Ltd.	5,800	213,073
KDDI Corp.	40,800	1,007,717
Keio Corp.	5,800	255,199
Keyence Corp.	900	550,518
Kintetsu Group Holdings Co. Ltd.	5,800	223,945
Kirin Holdings Co. Ltd.	14,500	377,567
Komatsu Ltd.	20,300	744,996
Konica Minolta Inc.	23,200	215,465
Kubota Corp.	20,300	370,405
Kuraray Co. Ltd.	11,600	203,724
Kyocera Corp.	8,700	517,980

Security	Shares	Value
Kyowa Hakko Kirin Co. Ltd.	9,000	$191,462
Kyushu Railway Co.	6,300	194,836
Lawson Inc.	2,900	189,972
Mitsubishi Chemical Holdings Corp.	17,500	179,420
Mitsubishi Corp.	2,900	80,840
Mitsubishi Electric Corp.	29,000	493,819
Mitsubishi Estate Co. Ltd.	8,700	152,916
Mitsubishi Heavy Industries Ltd.	2,900	119,093
Mitsubishi UFJ Financial Group Inc.	160,900	1,149,469
Mitsubishi UFJ Lease & Finance Co. Ltd.	32,700	209,307
Mitsui Fudosan Co. Ltd.	11,600	280,257
Mizuho Financial Group Inc.	353,800	661,147
MS&AD Insurance Group Holdings Inc.	8,700	271,669
Murata Manufacturing Co. Ltd.	2,900	407,258
NEC Corp.	5,200	158,868
NGK Insulators Ltd.	11,700	219,735
NGK Spark Plug Co. Ltd.	11,600	296,998
Nidec Corp.	2,900	469,088
Nintendo Co. Ltd.	1,208	555,631
Nippon Express Co. Ltd.	2,900	195,680
Nippon Steel & Sumitomo Metal Corp.	11,600	277,920
Nippon Telegraph & Telephone Corp.	11,600	541,598
Nitto Denko Corp.	5,800	483,927
Nomura Research Institute Ltd.	3,090	139,579
NTT DOCOMO Inc.	40,600	1,044,440
Obayashi Corp.	20,300	230,956
Odakyu Electric Railway Co. Ltd.	8,700	177,905
Omron Corp.	5,800	345,701
Oriental Land Co. Ltd./Japan	2,900	283,192
ORIX Corp.	20,300	363,366
Osaka Gas Co. Ltd.	32,300	641,127
Otsuka Holdings Co. Ltd.	2,900	146,325
Panasonic Corp.	40,600	638,269
Recruit Holdings Co. Ltd.	20,300	493,113
Resona Holdings Inc.	58,000	332,655
Sekisui Chemical Co. Ltd.	29,000	550,349
Sekisui House Ltd.	17,600	309,924
Shimadzu Corp.	8,900	229,788
Shin-Etsu Chemical Co. Ltd.	5,800	618,293
Shionogi & Co. Ltd.	5,800	303,901
Shiseido Co. Ltd.	2,900	175,595
Showa Shell Sekiyu KK	17,400	227,152
SoftBank Group Corp.	11,600	966,984

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
Sompo Holdings Inc.	8,700	$337,792
Sony Corp.	20,300	1,035,309
Subaru Corp.	8,700	308,196
Sumitomo Chemical Co. Ltd.	87,000	545,457
Sumitomo Dainippon Pharma Co. Ltd.	14,500	223,265
Sumitomo Metal Mining Co. Ltd.	7,700	363,117
Sumitomo Mitsui Financial Group Inc.	17,400	764,129
Sumitomo Mitsui Trust Holdings Inc.	11,700	474,886
Suntory Beverage & Food Ltd.	2,900	135,345
Sysmex Corp.	2,900	242,154
T&D Holdings Inc.	17,400	290,177
Takeda Pharmaceutical Co. Ltd.	11,600	664,441
Teijin Ltd.	14,500	287,676
THK Co. Ltd.	2,900	127,192
Tokio Marine Holdings Inc.	14,500	674,823
Tokyo Electron Ltd.	2,900	572,363
Tokyo Gas Co. Ltd.	11,600	291,889
Tokyu Corp.	31,900	512,110
Toray Industries Inc.	40,600	413,210
TOTO Ltd.	5,800	307,652
Toyota Motor Corp.	30,600	2,074,795
Toyota Tsusho Corp.	8,700	325,725
West Japan Railway Co.	2,900	202,230
Yamaha Corp.	5,800	257,101
Yamaha Motor Co. Ltd.	5,800	185,080
Yaskawa Electric Corp.	4,700	220,674
Yokogawa Electric Corp.	14,500	295,966

		47,272,023
NETHERLANDS — 3.31%
Aegon NV	30,081	210,297
Akzo Nobel NV	5,568	541,651
ASML Holding NV	7,093	1,395,403
Heineken NV	3,828	399,371
ING Groep NV	33,301	588,032
Koninklijke Ahold Delhaize NV	13,862	312,810
Koninklijke DSM NV	2,523	261,991
Koninklijke KPN NV	60,523	189,709
Koninklijke Philips NV	13,137	505,191
Koninklijke Vopak NV	6,757	320,170
NXP Semiconductors NVa	2,416	301,179
Randstad Holding NV	2,097	150,541
RELX NV	27,405	563,203
Unilever NV CVA	14,808	776,154

		6,515,702

Security	Shares	Value
NEW ZEALAND — 0.12%
Auckland International Airport Ltd.	50,509	$235,297

		235,297
NORWAY — 1.14%
Norsk Hydro ASA	61,256	416,601
Orkla ASA	36,888	405,122
Statoil ASA	47,183	1,090,274
Telenor ASA	14,761	333,789

		2,245,786
PORTUGAL — 0.30%
EDP – Energias de Portugal SA	79,286	266,218
Galp Energia SGPS SA	18,248	330,950

		597,168
SINGAPORE — 1.50%
CapitaLand Ltd.	104,400	286,481
City Developments Ltd.	52,200	503,513
DBS Group Holdings Ltd.	46,400	1,006,675
Keppel Corp. Ltd.	64,000	388,011
Singapore Airlines Ltd.	15,000	125,751
Singapore Telecommunications Ltd.	174,300	445,352
StarHub Ltd.	101,500	189,519

		2,945,302
SPAIN — 3.36%
Amadeus IT Group SA	6,845	505,586
Banco Bilbao Vizcaya Argentaria SA	126,313	1,061,458
Banco Santander SA	147,117	1,016,837
CaixaBank SA	35,004	171,283
Enagas SA	2,840	74,195
Ferrovial SA	10,384	224,991
Gas Natural SDG SA	9,860	226,264
Iberdrola SA	103,369	766,026
Industria de Diseno Textil SA	26,548	808,187
Red Electrica Corp. SA	16,539	322,749
Repsol SA	50,901	912,907
Telefonica SA	54,008	526,506

		6,616,989
SWEDEN — 2.91%
Assa Abloy AB Class B	17,496	392,448
Atlas Copco AB Class A	8,993	385,422
Atlas Copco AB Class B	7,714	294,204
Boliden AB	14,326	509,895
Essity AB Class Ba	17,840	490,920
ICA Gruppen AB	1,595	57,078
Lundin Petroleum ABa	9,930	234,123

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
Millicom International Cellular SA SDR	3,248	$217,370
Nordea Bank AB	29,675	338,672
Sandvik AB	18,214	339,637
Skandinaviska Enskilda Banken AB Class A	31,859	376,517
Skanska AB Class B	7,453	149,006
SKF AB Class B	9,199	193,684
Swedbank AB Class A	21,086	531,890
Telefonaktiebolaget LM Ericsson Class B	48,633	327,292
Telia Co. AB	99,283	471,281
Volvo AB Class B	22,388	424,090

		5,733,529
SWITZERLAND — 7.89%
ABB Ltd. Registered	33,814	825,090
Adecco Group AG Registered	3,422	276,135
Barry Callebaut AG Registered	118	233,116
Cie. Financiere Richemont SA Class A Registered	7,540	664,283
Credit Suisse Group AG Registered	22,163	411,811
Givaudan SA Registered	174	397,141
Kuehne + Nagel International AG Registered	2,479	405,800
LafargeHolcim Ltd. Registered	8,033	470,734
Lonza Group AG Registered	2,157	549,606
Nestle SA Registered	42,543	3,388,855
Novartis AG Registered	28,623	2,397,542
Roche Holding AG	9,439	2,190,331
Swiss Re AG	9,657	986,086
Swisscom AG Registered	1,109	600,823
UBS Group AG Registered	51,359	982,019
Zurich Insurance Group AG	2,291	756,354

		15,535,726
UNITED KINGDOM — 16.64%
3i Group PLC	21,025	272,196
Anglo American PLC	20,833	511,117
Antofagasta PLC	21,606	258,998
Ashtead Group PLC	10,875	316,764
Associated British Foods PLC	5,974	216,565
AstraZeneca PLC	19,546	1,285,978
Aviva PLC	83,810	583,855
BAE Systems PLC	12,586	100,477
Barclays PLC	215,557	634,107
Barratt Developments PLC	33,350	247,678
Berkeley Group Holdings PLC	4,814	255,635

Security	Shares	Value
BP PLC	274,619	$1,797,892
British Land Co. PLC (The)	37,410	323,705
BT Group PLC	117,810	389,254
Bunzl PLC	8,352	224,978
Cobham PLC[a]	97,392	152,240
Coca-Cola European Partners PLC	8,410	319,748
Coca-Cola HBC AGa	12,905	424,081
Compass Group PLC	21,637	460,902
Croda International PLC	8,236	524,504
DCC PLC	3,190	291,631
Diageo PLC	52,403	1,776,206
easyJet PLC	10,824	250,404
Ferguson PLC	7,076	501,718
GKN PLC	45,414	273,948
GlaxoSmithKline PLC	62,621	1,127,883
Glencore PLC	142,250	757,243
Hammerson PLC	43,877	270,238
HSBC Holdings PLC	219,791	2,171,660
IMI PLC	10,411	176,011
InterContinental Hotels Group PLC	5,786	374,616
Intertek Group PLC	4,408	298,394
Investec PLC	41,789	365,627
ITV PLC	168,069	370,518
J Sainsbury PLC	93,148	332,411
John Wood Group PLC	23,850	201,442
Johnson Matthey PLC	7,250	313,168
Kingfisher PLC	86,507	426,594
Legal & General Group PLC	96,604	349,536
Lloyds Banking Group PLC	552,583	523,827
Marks & Spencer Group PLC	62,466	254,419
Mediclinic International PLC	22,204	181,054
Meggitt PLC	27,318	170,359
Merlin Entertainments PLC[b]	33,524	157,050
Mondi PLC	7,830	205,199
National Grid PLC	79,762	813,481
Next PLC	3,497	233,979
Old Mutual PLC	126,614	445,384
Prudential PLC	31,468	793,672
Reckitt Benckiser Group PLC	8,874	706,234
RELX PLC	32,045	659,208
Rio Tinto PLC	16,213	877,033
Rolls-Royce Holdings PLC	20,387	235,846
Schroders PLC	11,310	537,475
Segro PLC	66,468	523,488
Sky PLC	22,620	420,131

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
SSE PLC	24,998	$421,933
Standard Chartered PLC[a]	50,663	565,988
Taylor Wimpey PLC	79,605	204,012
Tesco PLC	142,535	413,994
Travis Perkins PLC	10,875	192,546
Unilever PLC	18,417	947,408
Vodafone Group PLC	455,039	1,277,463
Whitbread PLC	4,060	217,218
Wm Morrison Supermarkets PLC	55,448	172,433
WPP PLC	35,728	686,236

		32,766,992

TOTAL COMMON STOCKS
(Cost: $173,998,477)		195,754,692

PREFERRED STOCKS — 0.20%

ITALY — 0.20%
Intesa Sanpaolo SpA, Preference Shares	98,368	393,037

		393,037

TOTAL PREFERRED STOCKS
(Cost: $274,820)		393,037

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	52,298	$52,298

		52,298

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,298)		52,298

TOTAL INVESTMENTS IN SECURITIES — 99.65%
(Cost: $174,325,595)		196,200,027
Other Assets, Less Liabilities — 0.35%		698,855

NET ASSETS — 100.00%		$196,898,882

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	121,610	—		(121,610)[b]	—	$—	$1,417	[c]	$(40)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,692	40,606	[b]	—	52,298	52,298	421		—	—

						$52,298	$1,838		$(40)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$195,754,692	$—	$—	$195,754,692
Preferred stocks	393,037	—	—	393,037
Money market funds	52,298	—	—	52,298

Total	$196,200,027	$—	$—	$196,200,027

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL IMPACT ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.39%

AUSTRALIA — 1.04%
CSL Ltd.	1,450	$184,368
GPT Group (The)	8,710	32,307
Mirvac Group	54,360	89,803

		306,478
BELGIUM — 3.95%
Umicore SA	20,560	1,166,536

		1,166,536
CANADA — 0.11%
First Capital Realty Inc.	2,123	33,087

		33,087
CHINA — 5.50%
3SBio Inc.[a,b]	5,500	10,473
Beijing Enterprises Water Group Ltd.	360,000	234,624
China Everbright International Ltd.	100,000	154,882
China Longyuan Power Group Corp. Ltd. Class H	280,000	186,063
China Medical System Holdings Ltd.	10,000	20,063
China Mengniu Dairy Co. Ltd.	50,000	164,211
China Vanke Co. Ltd. Class H	48,000	215,608
CSPC Pharmaceutical Group Ltd.	20,000	46,209
GCL-Poly Energy Holdings Ltd.[a]	1,573,000	249,258
Huaneng Renewables Corp. Ltd. Class H	360,000	120,532
New Oriental Education & Technology Group Inc. ADR	1,980	180,952
Sino Biopharmaceutical Ltd.	22,000	41,665

		1,624,540
DENMARK — 6.25%
Genmab A/Sa	10	2,043
H Lundbeck A/S	605	31,782
Novo Nordisk A/S Class B	11,470	594,844
Vestas Wind Systems A/S	16,750	1,217,124

		1,845,793
FRANCE — 14.79%
Danone SA	7,580	607,855
Fonciere Des Regions	370	38,787
Gecina SA	220	38,665
Ipsen SA	187	27,563
Klepierre SA	2,140	88,559
Schneider Electric SE	13,300	1,161,124
Suez	75,080	1,037,046

Security	Shares	Value
Unibail-Rodamco SE	814	$190,369
Veolia Environnement SA	48,350	1,177,633

		4,367,601
GERMANY — 2.14%
KION Group AG	3,610	310,319
Vonovia SE	7,150	322,920

		633,239
HONG KONG — 2.04%
Swire Properties Ltd.	8,000	27,347
WH Group Ltd.[b]	465,000	576,400

		603,747
INDONESIA — 0.09%
Indofood CBP Sukses Makmur Tbk PT	22,000	14,362
Unilever Indonesia Tbk PT	3,000	11,761

		26,123
JAPAN — 10.90%
Chugai Pharmaceutical Co. Ltd.	1,100	57,214
Daiichi Sankyo Co. Ltd.	5,000	178,436
East Japan Railway Co.	12,000	1,131,343
Japan Retail Fund Investment Corp.	22	42,328
Kyowa Hakko Kirin Co. Ltd.	1,100	23,401
NH Foods Ltd.	20,000	450,775
Nippon Prologis REIT Inc.	11	24,947
Nisshin Seifun Group Inc.	4,500	89,490
Nissin Foods Holdings Co. Ltd.	1,200	82,320
Ono Pharmaceutical Co. Ltd.	2,200	64,533
Shionogi & Co. Ltd.	1,200	62,876
Sysmex Corp.	1,000	83,501
Terumo Corp.	2,200	118,964
TOTO Ltd.	5,500	291,739
Toyo Suisan Kaisha Ltd.	3,300	129,582
Unicharm Corp.	5,000	140,715
Yokogawa Electric Corp.	12,000	244,937

		3,217,101
MEXICO — 0.26%
Gruma SAB de CV Series B	3,700	42,791
Kimberly-Clark de Mexico SAB de CV Series A	19,000	34,592

		77,383
NORWAY — 0.53%
Marine Harvest ASA	7,990	155,654

		155,654

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL IMPACT ETF

February 28, 2018

Security	Shares	Value
SINGAPORE — 0.23%
CapitaLand Commercial Trust	21,095	$27,588
CapitaLand Mall Trust	27,000	41,229

		68,817
SOUTH AFRICA — 0.35%
Pioneer Foods Group Ltd.	3,520	39,215
Tiger Brands Ltd.	1,808	65,340

		104,555
SOUTH KOREA — 1.05%
Ottogi Corp.	33	21,545
Samsung SDI Co. Ltd.	1,820	287,395

		308,940
SPAIN — 1.96%
Siemens Gamesa Renewable Energy SA	36,230	578,199

		578,199
SWEDEN — 1.61%
Essity AB Class Ba	17,270	475,235

		475,235
SWITZERLAND — 0.63%
Geberit AG Registered	410	185,770

		185,770
TAIWAN — 4.11%
Innolux Corp.	1,980,000	881,643
Standard Foods Corp.	10,000	23,497
Uni-President Enterprises Corp.	130,000	307,239

		1,212,379
THAILAND — 0.03%
Energy Absolute PCL NVDR	4,000	8,570

		8,570
UNITED KINGDOM — 11.72%
Barratt Developments PLC	63,340	470,402
Berkeley Group Holdings PLC	5,560	295,249
Johnson Matthey PLC	26,090	1,126,974
Pearson PLC	83,410	841,722
Shire PLC	9,097	389,692
Taylor Wimpey PLC	131,370	336,675

		3,460,714
UNITED STATES — 30.10%
AbbVie Inc.	9,320	1,079,536
Acuity Brands Inc.	1,230	175,373
Akamai Technologies Inc.[a]	4,509	304,177
Amgen Inc.	4,240	779,185

Security	Shares	Value
Arista Networks Inc.[a]	470	$126,778
BioMarin Pharmaceutical Inc.[a]	660	53,572
Cadence Design Systems Inc.[a]	6,133	237,776
Celgene Corp.[a]	5,870	511,394
Citrix Systems Inc.[a]	3,810	350,520
Cognex Corp.	1,460	78,417
Colgate-Palmolive Co.	4,680	322,780
Digital Realty Trust Inc.	2,030	204,299
Edwards Lifesciences Corp.[a]	869	116,159
Gilead Sciences Inc.	14,630	1,151,820
Hormel Foods Corp.	4,830	156,782
Incyte Corp.[a]	580	49,393
Jazz Pharmaceuticals PLC[a]	440	63,712
JM Smucker Co. (The)	990	125,037
Kimberly-Clark Corp.	6,320	701,014
Procter & Gamble Co. (The)	14,360	1,127,547
Rockwell Automation Inc.	2,295	414,936
ServiceNow Inc.[a]	1,310	210,923
Vertex Pharmaceuticals Inc.[a]	650	107,920
VMware Inc. Class Aa,c	1,210	159,418
Xylem Inc./NY	3,740	278,929

		8,887,397

TOTAL COMMON STOCKS
(Cost: $26,522,467)		29,347,858

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	142,966	142,981
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	77,792	77,792

		220,773

TOTAL SHORT-TERM INVESTMENTS
(Cost: $220,778)		220,773

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL IMPACT ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $26,743,245)	$29,568,631
Other Assets, Less Liabilities — (0.14)%	(42,017)

NET ASSETS — 100.00%	$29,526,614

ADR   —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income producing security.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	480,537	—		(337,571)[b]	142,966	$142,981	$2,008	[c]	$(180)	$(13)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,389	69,403	[b]	—	77,792	77,792	186		—	—

						$220,773	$2,194		$(180)	$(13)

[a]	N Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$29,347,858	$—	$—	$29,347,858
Money market funds	220,773	—	—	220,773

Total	$29,568,631	$—	$—	$29,568,631

See notes to financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.46%
Arconic Inc.	2,263	$55,194
L3 Technologies Inc.	27	5,604
Northrop Grumman Corp.	970	339,539
Raytheon Co.	1,551	337,358
Rockwell Collins Inc.	1,912	263,321
Spirit AeroSystems Holdings Inc. Class A	815	74,401
United Technologies Corp.	2,304	310,441

		1,385,858
AIR FREIGHT & LOGISTICS — 0.67%
Expeditors International of Washington Inc.	1,789	116,213
United Parcel Service Inc. Class B	2,514	262,487

		378,700
AIRLINES — 0.20%
Delta Air Lines Inc.	1,026	55,301
Southwest Airlines Co.	989	57,204

		112,505
AUTOMOBILES — 0.33%
Tesla Inc.[a,b]	539	184,909

		184,909
BANKS — 5.78%
Bank of America Corp.	23,729	761,701
Citigroup Inc.	7,032	530,846
Comerica Inc.	1,258	122,303
First Republic Bank/CA	724	67,187
JPMorgan Chase & Co.	8,544	986,832
KeyCorp	8,397	177,428
M&T Bank Corp.	385	73,088
People’s United Financial Inc.	6,424	122,955
PNC Financial Services Group Inc. (The)[c]	1,680	264,869
Regions Financial Corp.	2,968	57,609
SVB Financial Group[a]	339	84,404
U.S. Bancorp.	99	5,382

		3,254,604
BEVERAGES — 2.41%
Coca-Cola Co. (The)	13,322	575,777
Molson Coors Brewing Co. Class B	1,317	100,421
PepsiCo Inc.	6,208	681,204

		1,357,402

Security	Shares	Value
BIOTECHNOLOGY — 2.96%
AbbVie Inc.	4,061	$470,386
Amgen Inc.	1,690	310,572
Biogen Inc.[a]	626	180,908
Celgene Corp.[a]	1,785	155,509
Gilead Sciences Inc.	3,777	297,363
Incyte Corp.[a]	658	56,035
TESARO Inc.[a,b]	936	51,695
Vertex Pharmaceuticals Inc.[a]	868	144,114

		1,666,582
BUILDING PRODUCTS — 0.92%
Allegion PLC	1,368	115,062
Johnson Controls International PLC	4,787	176,497
Lennox International Inc.	283	57,910
Masco Corp.	1,970	81,006
Owens Corning	1,085	88,211

		518,686
CAPITAL MARKETS — 3.84%
Ameriprise Financial Inc.	357	55,849
Bank of New York Mellon Corp. (The)	3,893	222,018
BlackRock Inc.[c]	631	346,690
Charles Schwab Corp. (The)	1,939	102,806
CME Group Inc.	1,042	173,139
Franklin Resources Inc.	1,467	56,729
Goldman Sachs Group Inc. (The)	853	224,279
Moody’s Corp.	343	57,240
Morgan Stanley	4,161	233,099
Northern Trust Corp.	2,048	216,822
S&P Global Inc.	701	134,452
State Street Corp.	1,958	207,842
T Rowe Price Group Inc.	616	68,930
TD Ameritrade Holding Corp.	1,033	59,397

		2,159,292
CHEMICALS — 2.44%
Axalta Coating Systems Ltd.[a]	2,110	64,988
DowDuPont Inc.	5,643	396,703
Ecolab Inc.	4,548	593,287
International Flavors & Fragrances Inc.	842	118,932
Mosaic Co. (The)	3,816	100,437
Sherwin-Williams Co. (The)	253	101,600

		1,375,947
COMMUNICATIONS EQUIPMENT — 1.36%
Cisco Systems Inc.	13,682	612,680
CommScope Holding Co. Inc.[a]	1,472	56,981

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
Motorola Solutions Inc.	904	$95,960

		765,621
CONSTRUCTION & ENGINEERING — 0.10%
Fluor Corp.	1,012	57,583

		57,583
CONSUMER FINANCE — 0.96%
Ally Financial Inc.	2,016	56,246
American Express Co.	4,164	406,032
Capital One Financial Corp.	785	76,875

		539,153
CONTAINERS & PACKAGING — 0.16%
WestRock Co.	1,357	89,236

		89,236
DISTRIBUTORS — 0.13%
LKQ Corp.[a]	1,808	71,380

		71,380
DIVERSIFIED FINANCIAL SERVICES — 0.99%
Berkshire Hathaway Inc. Class Ba	2,417	500,803
Voya Financial Inc.	1,070	54,591

		555,394
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.73%
AT&T Inc.	12,736	462,317
CenturyLink Inc.	3,771	66,634
Verizon Communications Inc.	9,299	443,934

		972,885
ELECTRIC UTILITIES — 2.36%
American Electric Power Co. Inc.	1,149	75,351
Edison International	969	58,712
Eversource Energy	4,337	247,209
Exelon Corp.	4,466	165,421
NextEra Energy Inc.	2,736	416,282
Southern Co. (The)	1,832	78,886
Xcel Energy Inc.	6,561	283,960

		1,325,821
ELECTRICAL EQUIPMENT — 0.34%
Acuity Brands Inc.	377	53,753
Eaton Corp. PLC	705	56,893
Rockwell Automation Inc.	436	78,829

		189,475
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.70%
Corning Inc.	4,443	129,203
TE Connectivity Ltd.	2,037	209,994

Security	Shares	Value
Trimble Inc.[a]	1,441	$54,657

		393,854
ENERGY EQUIPMENT & SERVICES — 0.77%
National Oilwell Varco Inc.	2,679	94,006
Schlumberger Ltd.	3,474	228,034
TechnipFMC PLC	3,861	111,274

		433,314
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.66%
American Tower Corp.	1,366	190,325
Boston Properties Inc.	1,246	148,112
Equinix Inc.	535	209,773
HCP Inc.	2,507	54,251
Host Hotels & Resorts Inc.	5,205	96,605
Iron Mountain Inc.	2,249	70,753
Liberty Property Trust	4,314	169,368
Prologis Inc.[b]	4,975	301,883
SBA Communications Corp.[a]	454	71,401
UDR Inc.	2,482	83,445
Weyerhaeuser Co.	2,830	99,135

		1,495,051
FOOD & STAPLES RETAILING — 0.62%
Costco Wholesale Corp.	483	92,205
CVS Health Corp.	2,030	137,492
Walgreens Boots Alliance Inc.	1,767	121,728

		351,425
FOOD PRODUCTS — 1.94%
Archer-Daniels-Midland Co.	1,554	64,522
Bunge Ltd.	1,330	100,322
Campbell Soup Co.	2,532	109,003
General Mills Inc.	3,995	201,947
Kellogg Co.	3,298	218,327
Kraft Heinz Co. (The)	1,861	124,780
McCormick & Co. Inc./MD NVS	1,237	132,087
Mondelez International Inc. Class A	3,191	140,085

		1,091,073

HEALTH CARE EQUIPMENT & SUPPLIES — 2.09%
Abbott Laboratories	2,596	156,617
Align Technology Inc.[a]	400	105,008
Becton Dickinson and Co.	1,497	332,364
Cooper Companies Inc. (The)	268	61,779
Edwards Lifesciences Corp.[a]	1,025	137,012
IDEXX Laboratories Inc.[a]	532	99,606
Medtronic PLC	1,816	145,080

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
ResMed Inc.	874	$83,266
Varian Medical Systems Inc.[a]	447	53,345

		1,174,077
HEALTH CARE PROVIDERS & SERVICES — 2.83%
Aetna Inc.	553	97,914
AmerisourceBergen Corp.	721	68,610
Anthem Inc.	434	102,155
Cardinal Health Inc.	2,167	149,978
Centene Corp.[a]	571	57,911
Cigna Corp.	652	127,720
Envision Healthcare Corp.[a]	1,534	59,059
HCA Healthcare Inc.	1,469	145,798
Henry Schein Inc.[a]	2,630	174,080
Humana Inc.	346	94,050
Quest Diagnostics Inc.	968	99,752
UnitedHealth Group Inc.	1,840	416,135

		1,593,162
HOTELS, RESTAURANTS & LEISURE — 1.59%
Darden Restaurants Inc.	600	55,314
Hilton Worldwide Holdings Inc.	1,384	111,813
Marriott International Inc./MD Class A	1,357	191,622
McDonald’s Corp.	1,190	187,711
MGM Resorts International	1,802	61,682
Royal Caribbean Cruises Ltd.	646	81,784
Starbucks Corp.	1,777	101,467
Vail Resorts Inc.	507	104,376

		895,769
HOUSEHOLD DURABLES — 0.44%
Mohawk Industries Inc.[a]	451	108,186
Newell Brands Inc.	3,360	86,319
Whirlpool Corp.	324	52,627

		247,132
HOUSEHOLD PRODUCTS — 1.95%
Clorox Co. (The)	1,322	170,644
Colgate-Palmolive Co.	3,064	211,324
Kimberly-Clark Corp.	1,045	115,911
Procter & Gamble Co. (The)	7,667	602,013

		1,099,892
INDUSTRIAL CONGLOMERATES — 2.87%
3M Co.	3,088	727,255
General Electric Co.	25,598	361,188
Honeywell International Inc.	3,493	527,827

		1,616,270

Security	Shares	Value
INSURANCE — 2.57%
Allstate Corp. (The)	1,465	$135,161
American International Group Inc.	960	55,046
Arthur J Gallagher & Co.	1,265	87,424
Chubb Ltd.	1,201	170,446
Marsh & McLennan Companies Inc.	3,378	280,442
MetLife Inc.	1,257	58,061
Principal Financial Group Inc.	1,106	68,937
Progressive Corp. (The)	2,144	123,451
Prudential Financial Inc.	1,768	187,974
Travelers Companies Inc. (The)	1,326	184,314
Willis Towers Watson PLC	620	97,898

		1,449,154
INTERNET & DIRECT MARKETING RETAIL — 3.45%
Amazon.com Inc.[a]	943	1,426,240
Booking Holdings Inc.[a]	116	235,949
Netflix Inc.[a]	964	280,890

		1,943,079
INTERNET SOFTWARE & SERVICES — 4.91%
Alphabet Inc. Class Aa	551	608,260
Alphabet Inc. Class Ca	950	1,049,493
Facebook Inc. Class Aa	5,911	1,054,050
Twitter Inc.[a]	1,640	52,250

		2,764,053
IT SERVICES — 4.32%
Accenture PLC Class A	3,051	491,241
Automatic Data Processing Inc.	1,199	138,269
Cognizant Technology Solutions Corp. Class A	1,483	121,636
DXC Technology Co.	824	84,493
International Business Machines Corp.	2,952	460,010
Mastercard Inc. Class A	1,766	310,392
PayPal Holdings Inc.[a]	2,468	195,984
Visa Inc. Class A	4,690	576,589
Western Union Co. (The)	2,754	54,584

		2,433,198
LEISURE PRODUCTS — 0.25%
Hasbro Inc.	874	83,528
Mattel Inc.	3,439	54,680

		138,208
LIFE SCIENCES TOOLS & SERVICES — 1.09%
Agilent Technologies Inc.	2,909	199,529
Illumina Inc.[a]	294	67,038
IQVIA Holdings Inc.[a]	943	92,725

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
Mettler-Toledo International Inc.[a]	214	$131,871
Waters Corp.[a]	602	123,193

		614,356
MACHINERY — 2.29%
Caterpillar Inc.	2,307	356,731
Cummins Inc.	1,648	277,144
Deere & Co.	988	158,940
Ingersoll-Rand PLC	1,694	150,427
PACCAR Inc.	787	56,341
Parker-Hannifin Corp.	644	114,935
Xylem Inc./NY	2,306	171,982

		1,286,500
MEDIA — 2.72%
Charter Communications Inc. Class Aa	317	108,392
Comcast Corp. Class A	8,629	312,456
Discovery Communications Inc. Class Aa	2,273	55,279
Discovery Communications Inc. Class C NVS[a]	2,590	59,518
Liberty Broadband Corp. Class Ca	627	55,101
Liberty Global PLC Series C NVS[a]	4,310	129,429
Scripps Networks Interactive Inc. Class A	665	59,757
Time Warner Inc.	2,835	263,542
Twenty-First Century Fox Inc. Class A	2,030	74,745
Walt Disney Co. (The)	3,972	409,751

		1,527,970
METALS & MINING — 0.23%
Newmont Mining Corp.	1,484	56,689
Nucor Corp.	1,122	73,379

		130,068
MULTI-UTILITIES — 0.62%
CMS Energy Corp.	3,127	132,741
Consolidated Edison Inc.	963	72,119
Dominion Energy Inc.	1,022	75,700
Sempra Energy	641	69,856

		350,416
MULTILINE RETAIL — 0.36%
Nordstrom Inc.	1,310	67,216
Target Corp.	1,826	137,699

		204,915
OIL, GAS & CONSUMABLE FUELS — 4.01%
Andeavor	616	55,206
Apache Corp.	1,820	62,153

Security	Shares	Value
Cheniere Energy Inc.[a]	1,001	$52,573
ConocoPhillips	4,407	239,344
Devon Energy Corp.	3,009	92,286
Exxon Mobil Corp.	10,723	812,160
Hess Corp.	2,571	116,775
Kinder Morgan Inc./DE	3,438	55,696
Marathon Oil Corp.	4,331	62,886
Marathon Petroleum Corp.	1,277	81,805
Noble Energy Inc.	2,663	79,437
Occidental Petroleum Corp.	2,414	158,358
ONEOK Inc.	1,465	82,523
Phillips 66	1,708	154,352
Valero Energy Corp.	1,665	150,549

		2,256,103
PHARMACEUTICALS — 4.26%
Allergan PLC	556	85,746
Bristol-Myers Squibb Co.	4,389	290,552
Eli Lilly & Co.	3,400	261,868
Jazz Pharmaceuticals PLC[a]	398	57,630
Johnson & Johnson	6,429	834,999
Merck & Co. Inc.	7,374	399,818
Pfizer Inc.	6,154	223,452
Zoetis Inc.	3,039	245,734

		2,399,799
PROFESSIONAL SERVICES — 0.17%
ManpowerGroup Inc.	814	96,426

		96,426
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.34%
CBRE Group Inc. Class Aa	2,851	133,284
Jones Lang LaSalle Inc.	360	57,820

		191,104
ROAD & RAIL — 0.88%
CSX Corp.	1,709	91,808
Norfolk Southern Corp.	939	130,596
Union Pacific Corp.	2,077	270,529

		492,933
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.14%
Analog Devices Inc.	1,483	133,692
Applied Materials Inc.	3,895	224,313
Broadcom Ltd.	560	138,018
Intel Corp.	12,632	622,631
Lam Research Corp.	473	90,750
Micron Technology Inc.[a]	2,163	105,576

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2018

Security	Shares	Value
NVIDIA Corp.	1,668	$403,656
QUALCOMM Inc.	2,477	161,005
Skyworks Solutions Inc.	555	60,634
Texas Instruments Inc.	3,593	389,302

		2,329,577
SOFTWARE — 6.43%
Adobe Systems Inc.[a]	1,388	290,272
Autodesk Inc.[a]	942	110,657
CA Inc.	2,543	89,259
Cadence Design Systems Inc.[a]	3,554	137,789
Dell Technologies Inc. Class Va	810	60,175
Intuit Inc.	1,049	175,036
Microsoft Corp.	20,072	1,882,151
Oracle Corp.	8,040	407,387
salesforce.com Inc.[a]	2,874	334,102
Symantec Corp.	2,716	71,404
Workday Inc. Class Aa	492	62,322

		3,620,554
SPECIALTY RETAIL — 2.21%
Best Buy Co. Inc.	2,388	172,987
Gap Inc. (The)	2,811	88,771
Home Depot Inc. (The)	2,943	536,421
Lowe’s Companies Inc.	2,440	218,600
Tiffany & Co.	1,607	162,371
Tractor Supply Co.	966	62,722

		1,241,872
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.60%
Apple Inc.	12,136	2,161,664
Hewlett Packard Enterprise Co.	8,005	148,813
HP Inc.	6,732	157,462
Seagate Technology PLC	1,150	61,410
Xerox Corp.	1,973	59,821

		2,589,170
TEXTILES, APPAREL & LUXURY GOODS — 1.02%
Hanesbrands Inc.	2,771	53,757
NIKE Inc. Class B	4,070	272,812
PVH Corp.	713	102,872
VF Corp.	1,908	142,280

		571,721
THRIFTS & MORTGAGE FINANCE — 0.10%
New York Community Bancorp. Inc.	4,257	57,980

		57,980

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.17%
WW Grainger Inc.	357	$93,373

		93,373

TOTAL COMMON STOCKS
(Cost: $54,387,507)		56,134,581

SHORT-TERM INVESTMENTS — 0.90%

MONEY MARKET FUNDS — 0.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	350,102	350,137
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	154,678	154,678

		504,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $504,817)		504,815

TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $54,892,324)		56,639,396
Other Assets, Less Liabilities — (0.64)%		(358,008)

NET ASSETS — 100.00%		$56,281,388

NVS  —  Non-Voting Shares

[a]	Non-income producing security.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 08/31/17	Shares purchased		Shares sold	Shares held at 02/28/18	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,359	344,743	[b]	—	350,102	$350,137	$167	[c]	$(12)	$(2)
BlackRock Cash Funds: Treasury, SL Agency Shares	28,983	125,695	[b]	—	154,678	154,678	238		—	—
BlackRock Inc.	166	620		(155)	631	346,690	563		7,596	25,491
PNC Financial Services Group Inc. (The)	453	1,535		(308)	1,680	264,869	821		5,547	16,852

						$1,116,374	$1,789		$13,131	$42,341

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$56,134,581	$—	$—	$56,134,581
Money market funds	504,815	—	—	504,815

Total	$56,639,396	$—	$—	$56,639,396

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2018

	iShares MSCI EAFE ESG Optimized ETF	iShares MSCI Global Impact ETF	iShares MSCI USA ESG Optimized ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$174,273,297	$26,522,467	$53,823,009
Affiliated (Note 2)	52,298	220,778	1,069,315

Total cost of investments in securities	$174,325,595	$26,743,245	$54,892,324

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$196,147,729	$29,347,858	$55,523,022
Affiliated (Note 2)	52,298	220,773	1,116,374
Foreign currency, at value[b]	190,500	27,291	—
Receivables:
Investment securities sold	5,895,357	3,456,092	2,446,647
Due from custodian (Note 4)	52,124	1,682,570	—
Dividends and interest	307,984	34,501	84,122
Capital shares sold	135,032	126,308	64,058
Tax reclaims	97,720	13,933	—

Total Assets	202,878,744	34,909,326	59,234,223

LIABILITIES
Payables:
Investment securities purchased	5,953,727	5,155,294	2,597,415
Collateral for securities on loan (Note 1)	—	143,072	350,155
Capital shares redeemed	—	73,173	—
Investment advisory fees (Note 2)	26,135	11,173	5,265

Total Liabilities	5,979,862	5,382,712	2,952,835

NET ASSETS	$196,898,882	$29,526,614	$56,281,388

Net assets consist of:
Paid-in capital	$174,090,352	$26,130,759	$54,090,521
Undistributed (distributions in excess of) net investment income	66,638	(102,202)	116,897
Undistributed net realized gain	861,680	671,041	326,898
Net unrealized appreciation	21,880,212	2,827,016	1,747,072

NET ASSETS	$196,898,882	$29,526,614	$56,281,388

Shares outstanding[c]	2,900,000	500,000	950,000

Net asset value per share	$67.90	$59.05	$59.24

[a]	Securities on loan with values of $ —, $143,344 and $338,057, respectively. See Note 1.
[b]	Cost of foreign currency: $190,380, $27,127 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2018

	iShares MSCI EAFE ESG Optimized ETF	iShares MSCI Global Impact ETF	iShares MSCI USA ESG Optimized ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,189,721	$183,322	$209,995
Dividends — affiliated (Note 2)	421	186	1,622
Securities lending income — affiliated — net (Note 2)	1,417	2,008	167

Total investment income	1,191,559	185,516	211,784

EXPENSES
Investment advisory fees (Note 2)	136,411	65,862	15,185
Proxy fees	14	2	1
Commitment fees (Note 7)	—	2	—

Total expenses	136,425	65,866	15,186

Net investment income	1,055,134	119,650	196,598

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	24,955	(430,373)	(205,176)
Investments — affiliated (Note 2)	(40)	(180)	(789)
In-kind redemptions — unaffiliated	1,060,788	1,459,357	571,710
In-kind redemptions — affiliated (Note 2)	—	—	13,920
Foreign currency transactions	15,055	(1,817)	—

Net realized gain	1,100,758	1,026,987	379,665

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	6,463,356	457,558	1,011,540
Investments — affiliated (Note 2)	—	(13)	42,341
Translation of assets and liabilities in foreign currencies	(456)	2,448	—

Net change in unrealized appreciation/depreciation	6,462,900	459,993	1,053,881

Net realized and unrealized gain	7,563,658	1,486,980	1,433,546

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,618,792	$1,606,630	$1,630,144

[a]	Net of foreign withholding tax of $81,669, $4,357 and $14, respectively.

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE ESG Optimized ETF		iShares MSCI Global Impact ETF
	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,055,134	$2,643,941	$119,650	$405,710
Net realized gain	1,100,758	1,480,805	1,026,987	569,863
Net change in unrealized appreciation/depreciation	6,462,900	14,933,122	459,993	2,225,605

Net increase in net assets resulting from operations	8,618,792	19,057,868	1,606,630	3,201,178

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,471,664)	(2,217,000)	(331,246)	(449,781)

Total distributions to shareholders	(1,471,664)	(2,217,000)	(331,246)	(449,781)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	74,396,348	112,301,040	8,961,680	13,057,788
Cost of shares redeemed	(6,767,917)	(12,603,048)	(5,874,507)	(5,529,043)

Net increase in net assets from capital share transactions	67,628,431	99,697,992	3,087,173	7,528,745

INCREASE IN NET ASSETS	74,775,559	116,538,860	4,362,557	10,280,142

NET ASSETS
Beginning of period	122,123,323	5,584,463	25,164,057	14,883,915

End of period	$196,898,882	$122,123,323	$29,526,614	$25,164,057

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$66,638	$483,168	$(102,202)	$109,394

SHARES ISSUED AND REDEEMED
Shares sold	1,100,000	2,000,000	150,000	250,000
Shares redeemed	(100,000)	(200,000)	(100,000)	(100,000)

Net increase in shares outstanding	1,000,000	1,800,000	50,000	150,000

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA ESG Optimized ETF
	Six months ended February 28, 2018 (Unaudited)	Period from December 1, 2016[a] to August 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$196,598	$85,063
Net realized gain	379,665	205,504
Net change in unrealized appreciation/depreciation	1,053,881	693,191

Net increase in net assets resulting from operations	1,630,144	983,758

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(108,202)	(56,562)
From net realized gain	(37,180)	—

Total distributions to shareholders	(145,382)	(56,562)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,864,196	12,509,704
Cost of shares redeemed	(2,897,088)	(2,607,382)

Net increase in net assets from capital share transactions	43,967,108	9,902,322

INCREASE IN NET ASSETS	45,451,870	10,829,518

NET ASSETS
Beginning of period	10,829,518	—

End of period	$56,281,388	$10,829,518

Undistributed net investment income included in net assets at end of period	$116,897	$28,501

SHARES ISSUED AND REDEEMED
Shares sold	800,000	250,000
Shares redeemed	(50,000)	(50,000)

Net increase in shares outstanding	750,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI EAFE ESG Optimized ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from Jun. 28, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$64.28	$55.84	$50.87

Income from investment operations:
Net investment income[b]	0.52	1.87	0.16
Net realized and unrealized gain[c]	3.84	7.68	4.81

Total from investment operations	4.36	9.55	4.97

Less distributions from:
Net investment income	(0.74)	(1.11)	—

Total distributions	(0.74)	(1.11)	—

Net asset value, end of period	$67.90	$64.28	$55.84

Total return	6.79%[d]	17.16%	9.79%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$196,899	$122,123	$5,584
Ratio of expenses to average net assets[e]	0.20%	0.38%	0.40%
Ratio of net investment income to average net assets[e]	1.55%	3.10%	1.67%
Portfolio turnover rate[f]	8%[d]	9%	5%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Global Impact ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Year ended Aug. 31, 2017	Period from Apr. 20, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$55.92	$49.61	$48.70

Income from investment operations:
Net investment income[b]	0.26	1.05	0.49
Net realized and unrealized gain[c]	3.61	6.44	0.65

Total from investment operations	3.87	7.49	1.14

Less distributions from:
Net investment income	(0.74)	(1.18)	(0.23)

Total distributions	(0.74)	(1.18)	(0.23)

Net asset value, end of period	$59.05	$55.92	$49.61

Total return	6.99%[d]	15.27%	2.38%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,527	$25,164	$14,884
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets[e]	0.89%	2.05%	2.76%
Portfolio turnover rate[f]	22%[d]	32%	28%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2018, the year ended August 31, 2017 and the period ended August 31, 2016 were 22%, 32% and 28%, respectively. See Note 4.

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI USA ESG Optimized ETF

	Six months ended Feb. 28, 2018 (Unaudited)	Period from Dec. 1, 2016[a] to Aug. 31, 2017
Net asset value, beginning of period	$54.15	$47.79

Income from investment operations:
Net investment income[b]	0.56	0.71
Net realized and unrealized gain[c]	5.02	6.22

Total from investment operations	5.58	6.93

Less distributions from:
Net investment income	(0.39)	(0.57)
Net realized gain	(0.10)	—

Total distributions	(0.49)	(0.57)

Net asset value, end of period	$59.24	$54.15

Total return	10.36%[d]	14.55%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,281	$10,830
Ratio of expenses to average net assets[e]	0.15%	0.27%
Ratio of net investment income to average net assets[e]	1.94%	1.85%
Portfolio turnover rate[f]	16%[d]	22%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE ESG Optimized	Non-diversified
MSCI Global Impact	Non-diversified
MSCI USA ESG Optimized	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2018 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Global Impact
JPMorgan Securities LLC	$143,344	$142,981	$(363)

MSCI USA ESG Optimized
Credit Suisse Securities (USA) LLC	$290,318	$290,318	$—
JPMorgan Securities LLC	34,649	34,649	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	13,090	13,090	—

	$338,057	$338,057	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI EAFE ESG Optimized	0.20%
MSCI Global Impact	0.49
MSCI USA ESG Optimized	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares MSCI USA ESG Optimized ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares MSCI EAFE ESG Optimized and iShares MSCI Global Impact ETFs (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI EAFE ESG Optimized	$286
MSCI Global Impact	545
MSCI USA ESG Optimized	75

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of February 28, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
MSCI EAFE ESG Optimized	1	14%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE ESG Optimized	$18,447,351	$11,471,265
MSCI Global Impact	9,179,656	6,076,207
MSCI USA ESG Optimized	3,774,806	3,676,249

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE ESG Optimized	$65,978,800	$6,023,664
MSCI Global Impact	5,490,607	5,759,656
MSCI USA ESG Optimized	46,693,645	2,893,543

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions,

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2017, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI EAFE ESG Optimized	$232,713
MSCI Global Impact	212,446

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE ESG Optimized	$174,585,484	$22,961,471	$(1,346,928)	$21,614,543
MSCI Global Impact	27,017,274	3,440,660	(889,303)	2,551,357
MSCI USA ESG Optimized	54,945,090	1,747,073	(52,767)	1,694,306

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The iShares MSCI Global Impact ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The Fund became a party to the credit agreement effective October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended February 28, 2018.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

Effective on or around May 23, 2018, the iShares MSCI EAFE ESG Optimized ETF (“ESGD”) and iShares MSCI USA ESG Optimized ETF (“ESGU”) will track new underlying indexes. ESGD will track the MSCI EAFE Extended ESG Focus Index and will cease to track the MSCI EAFE ESG Focus Index. ESGU will track the MSCI USA Extended ESG Focus Index and will cease to track the MSCI USA ESG Focus Index.

NOTES TO FINANCIAL STATEMENTS	41

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE ESG Optimized	$0.683609	$—	$0.052223	$0.735832	93%	—%	7%	100%
MSCI Global Impact	0.729897	—	0.006205	0.736102	99	—	1	100
MSCI USA ESG Optimized	0.370555	0.106229	0.017801	0.494585	75	21	4	100

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	43

Notes:

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-817-0218

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 27, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 27, 2018